Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2025
SSC-NPRT1-0725
1.912894.114
Asset-Backed Securities - 4.9%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
37 Capital Clo II Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.5461% 7/15/2034 (b)(c)(d)		4,250,000	4,248,734
522 Fdg Clo 2019-5 Ltd / 522 Fdg Clo 2019-5 Series 2022-5A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.5861% 4/15/2035 (b)(c)(d)		1,000,000	1,000,177
Agl Clo 20 Ltd Series 2024-20A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)		16,000,000	16,036,000
Agl Clo 23 Ltd Series 2025-23A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.4195% 4/20/2038 (b)(c)(d)		1,390,000	1,388,591
Aimco CLO 20 Ltd Series 2023-20A Class B1, CME Term SOFR 3 month Index + 2.2%, 6.4605% 10/16/2036 (b)(c)(d)		500,000	501,282
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)		1,080,000	1,083,181
Ares Lxvii Clo Ltd Series 2025-67A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.4718% 1/25/2038 (b)(c)(d)		250,000	249,625
Atlas Senior Loan Fund XXIII Ltd Series 2024-23A Class B, CME Term SOFR 3 month Index + 2%, 6.2695% 7/20/2037 (b)(c)(d)		14,000,000	14,044,338
Benefit Street Partners Clo Xxix Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 5.4618% 1/25/2038 (b)(c)(d)		500,000	499,750
Benefit Street Partners Clo Xxvii Ltd Series 2024-27A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)		720,000	720,192
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)		4,323,000	4,318,335
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)		8,569,000	8,585,932
Goldentree Loan Management US Clo 16 Ltd Series 2025-16A Class ARR, CME Term SOFR 3 month Index + 1.12%, 5.3895% 1/20/2038 (b)(c)(d)		250,000	249,475
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)		4,204,000	4,197,576
Midocean Cr Clo Xi Ltd / Midocean Cr Clo Xi LLC Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 5.4795% 1/18/2036 (b)(c)(d)		250,000	250,053
Midocean Credit Clo Xii Ltd Series 2024-12A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6124% 4/18/2036 (b)(c)(d)		250,000	250,017
OCP CLO Ltd Series 2025-40A Class A, CME Term SOFR 3 month Index + 1.14%, 5.4573% 4/16/2038 (b)(c)(d)		1,080,000	1,076,814
OCP CLO Series 2024-37A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.9291% 10/15/2037 (b)(c)(d)		250,000	251,211
OCP CLO Series 2024-37A Class B1, CME Term SOFR 3 month Index + 1.68%, 6.2491% 10/15/2037 (b)(c)(d)		250,000	249,875
Regatta XXVII Funding Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.53%, 5.8126% 4/26/2037 (b)(c)(d)		250,000	250,496
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/2058 (c)		2,557,674	2,502,725
Valley Stream Park Clo Ltd Series 2024-1A Class E1RR, CME Term SOFR 3 month Index + 5.25%, 9.5195% 1/20/2037 (b)(c)(d)		1,000,000	987,297
Vantage Data Centers Jersey Borrower Spv Ltd Series 2024-1X Class A2, 6.172% 5/28/2039 (e)	GBP	200,000	274,995
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 5.3995% 7/20/2032 (b)(c)(d)		3,994,367	3,994,775
Wildwood Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)		250,000	249,732
TOTAL BAILIWICK OF JERSEY			67,461,178
BERMUDA - 0.0%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)		6,667,000	6,668,013
Tstat 2022-1 Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.15%, 5.4195% 7/20/2037 (b)(c)(d)		1,964,986	1,966,306
TOTAL BERMUDA			8,634,319
CANADA - 0.0%
CARDS II Trust Series 2023-2A Class A, U.S. SOFR Index + 0.85%, 5.1589% 7/15/2028 (b)(c)(d)		2,450,000	2,451,280
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)		1,199,542	1,214,057
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)		2,196,286	2,216,260
TOTAL CANADA			5,881,597
GERMANY - 0.0%
Bmo Mortgage Trust Series 2025-1X Class A2, 4.292% 6/28/2050 (e)	EUR	294,000	336,159
SC Germany Consumer Series 2024-2 Class C, 1 month EURIBOR + 1.4%, 3.514% 5/14/2038 (b)(d)(e)	EUR	100,000	114,283
SC Germany Consumer Series 2024-2 Class D, 1 month EURIBOR + 1.7%, 3.814% 5/14/2038 (b)(d)(e)	EUR	100,000	113,717
TOTAL GERMANY			564,159
GRAND CAYMAN (UK OVERSEAS TER) - 2.2%
1988 CLO 2 Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.492% 4/15/2038 (b)(c)(d)		250,000	249,551
1988 Clo 5 Ltd / 1988 Clo 5 LLC Series 2024-5A Class A1, CME Term SOFR 3 month Index + 1.54%, 5.7961% 7/15/2037 (b)(c)(d)		250,000	250,764
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.4793% 10/23/2034 (b)(c)(d)		1,500,000	1,497,090
Agl Clo 1 Ltd. Series 2021-13A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.6911% 10/20/2034 (b)(c)(d)		600,000	601,597
Agl Clo 32 Ltd Series 2024-32A Class A1, CME Term SOFR 3 month Index + 1.38%, 5.6495% 7/21/2037 (b)(c)(d)		250,000	250,157
AGL CLO 35 Ltd Series 2024-35A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.6095% 1/21/2038 (b)(c)(d)		250,000	250,073
AGL CLO 37 Ltd Series 2025-37A Class A1, CME Term SOFR 3 month Index + 1.24%, 5.5361% 4/22/2038 (b)(c)(d)		250,000	250,189
Agl Core Clo 2 Ltd / Agl Core 2 LLC Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.46%, 5.7295% 7/20/2037 (b)(c)(d)		250,000	250,170
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.6824% 7/22/2037 (b)(c)(d)		2,821,000	2,821,214
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)		4,867,000	4,867,458
Aimco Clo 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 5.3938% 4/20/2038 (b)(c)(d)		1,117,650	1,113,179
AIMCO CLO Series 2024-AA Class AR3, CME Term SOFR 3 month Index + 1.25%, 5.5298% 10/17/2034 (b)(c)(d)		11,600,000	11,610,695
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)		4,673,000	4,675,355
Alm Ltd/Ky Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 0.99%, 5.2461% 7/15/2037 (b)(c)(d)		515,000	512,745
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 1/20/2035 (b)(c)(d)		5,200,000	5,187,780
Ammc Clo 18 Ltd Series 2018-18A Class AR, CME Term SOFR 3 month Index + 1.3616%, 5.6914% 5/26/2031 (b)(c)(d)		15,491	15,505
Ammc Clo 27 Ltd Series 2025-27A Class A2R, CME Term SOFR 3 month Index + 1.35%, 5.6195% 1/20/2037 (b)(c)(d)		4,820,000	4,791,254
Anchorage Cap Clo 7 Ltd / Anchorage Cap Clo 7 LLC Series 2024-7A Class BR3, CME Term SOFR 3 month Index + 2.05%, 6.3326% 4/28/2037 (b)(c)(d)		700,000	701,683
Anchorage Capital Clo 6 Ltd Series 2024-6A Class AR3, CME Term SOFR 3 month Index + 1.44%, 5.7124% 4/22/2034 (b)(c)(d)		300,000	300,587
Anchorage Capital CLO 8 Ltd Series 2021-8A Class AR2A, CME Term SOFR 3 month Index + 1.4616%, 5.7442% 10/27/2034 (b)(c)(d)		250,000	250,133
Anchorage Capital CLO Ltd Series 2024-29A Class A1, CME Term SOFR 3 month Index + 1.6%, 5.8695% 7/20/2037 (b)(c)(d)		250,000	250,781
Apidos CLO Series 2021-37A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)		1,650,000	1,653,932
Apidos CLO Series 2021-37A Class D, CME Term SOFR 3 month Index + 3.3116%, 7.584% 10/22/2034 (b)(c)(d)		250,000	250,929
Apidos Clo Xxxiv Series 2021-34A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 5.6811% 1/20/2035 (b)(c)(d)		250,000	250,607
Apidos Clo Xxxvi Series 2021-36A Class B, CME Term SOFR 3 month Index + 1.8616%, 6.1311% 7/20/2034 (b)(c)(d)		1,160,000	1,161,029
Arbor Realty Collateralized Loan Obligation Ltd Series 2025-BTR1 Class A, CME Term SOFR 1 month Index + 1.925%, 6.225% 1/18/2041 (b)(c)(d)		408,000	408,255
ARCLO Series 2022-FL1 Class A, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7823% 1/15/2037 (b)(c)(d)		165,036	165,036
AREIT Ltd Series 2025-CRE10 Class A, CME Term SOFR 1 month Index + 1.3879%, 5.7146% 12/17/2029 (b)(c)(d)		133,000	132,211
AREIT Trust Series 2024-CRE9 Class A, CME Term SOFR 1 month Index + 1.6865%, 6.0152% 5/17/2041 (b)(c)(d)		910,000	911,422
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)		4,118,965	4,120,085
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)		4,228,000	4,229,120
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)		3,511,000	3,514,996
Ares Xxvii Clo Ltd Series 2024-2A Class BR3, CME Term SOFR 3 month Index + 1.65%, 5.9326% 10/28/2034 (b)(c)(d)		3,900,000	3,901,778
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.4993% 10/23/2032 (b)(c)(d)		4,738,878	4,738,660
Atlas Sr Ln Fd Xvi Ltd / Atlas Sr Ln Fd Xvi LLC Series 2021-16A Class A, CME Term SOFR 3 month Index + 1.5316%, 5.8011% 1/20/2034 (b)(c)(d)		7,845,000	7,848,938
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)		3,908,000	3,909,524
Bain Capital Credit Clo 2020-2 Ltd Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.24%, 5.5095% 7/19/2034 (b)(c)(d)		8,600,000	8,605,642
Bain Capital Credit Clo Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.4905% 7/16/2034 (b)(c)(d)		13,800,000	13,795,901
Bain Capital Credit Clo Ltd Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 5.2995% 10/21/2034 (b)(c)(d)		1,000,000	996,996
Bain Capital Credit CLO Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 7/15/2037 (b)(c)(d)		380,000	380,113
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 5.4893% 10/23/2034 (b)(c)(d)		7,300,000	7,293,722
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)		7,479,000	7,501,444
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)		1,560,000	1,561,159
Barings Clo Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.4061% 10/15/2030 (b)(c)(d)		3,093,324	3,092,851
Barings Ln Partners Clo Ltd 2 / Barings Ln Partners Clo 2 LLC Series 2025-2A Class CR, CME Term SOFR 3 month Index + 1.65%, 5.9195% 1/20/2034 (b)(c)(d)		4,500,000	4,498,875
Battalion Clo X Ltd / Battalion Clo X LLC Series 2021-10A Class A1R2, CME Term SOFR 3 month Index + 1.4316%, 5.7068% 1/25/2035 (b)(c)(d)		12,000,000	12,004,800
Battalion Clo Xi Ltd / Battalion Clo Xi LLC Series 2021-11A Class AR, CME Term SOFR 3 month Index + 1.4116%, 5.6868% 4/24/2034 (b)(c)(d)		22,750,000	22,759,100
Bbam US Clo I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4561% 3/30/2038 (b)(c)(d)		250,000	249,374
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (b)(c)(d)		125,000	122,714
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)		3,430,000	3,433,732
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)		8,054,000	8,072,782
Benefit Str Partners Clo VIII Ltd / Benefit Str Partners Clo VIII LLC Series 2018-8A Class A1AR, CME Term SOFR 3 month Index + 1.3616%, 5.6311% 1/20/2031 (b)(c)(d)		142,254	142,355
Benefit Street Partners Clo Xx Ltd Series 2021-20A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.6877% 7/15/2034 (b)(c)(d)		250,000	250,149
Benefit Street Partners Clo Xxxvii Ltd Series 2024-37A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6983% 1/25/2038 (b)(c)(d)		560,000	559,909
Birch Grove Clo Ltd / Birch Grove Clo LLC Series 2024-19A Class A1RR, CME Term SOFR 3 month Index + 1.59%, 5.8698% 7/17/2037 (b)(c)(d)		700,000	701,850
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.4718% 10/25/2030 (b)(c)(d)		141,457	141,451
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.85%, 6.1318% 10/25/2030 (b)(c)(d)		410,000	409,790
Bluemountain CLO Ltd Series 2018-2A Class B, CME Term SOFR 3 month Index + 1.9616%, 6.2879% 8/15/2031 (b)(c)(d)		500,000	501,670
Bluemountain CLO Ltd Series 2021-28A Class A, CME Term SOFR 3 month Index + 1.5216%, 5.7777% 4/15/2034 (b)(c)(d)		3,000,000	3,001,446
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.5263% 11/15/2030 (b)(c)(d)		597,098	597,134
Bluemountain Clo Xxx Ltd Series 2022-30A Class BR, CME Term SOFR 3 month Index + 1.9%, 6.1561% 4/15/2035 (b)(c)(d)		1,600,000	1,602,565
BSPDF Issuer LLC Series 2025-FL2 Class A, CME Term SOFR 1 month Index + 1.524%, 5.824% 12/15/2042 (b)(c)(d)		105,000	104,803
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)		280,000	279,525
BXMT Ltd Series 2025-FL5 Class A, CME Term SOFR 1 month Index + 1.6388%, 5.9655% 10/18/2042 (b)(c)(d)		124,000	123,071
Canyon Capital Clo Ltd Series 2018-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 7/15/2031 (b)(c)(d)		133,210	133,273
Carlyle C17 Clo Ltd / Carlyle C17 Clo Corp Series 2018-C17A Class A1AR, CME Term SOFR 3 month Index + 1.2916%, 5.5713% 4/30/2031 (b)(c)(d)		57,768	57,812
Carlyle Global Market Strategies Series 2018-2RA Class A1, CME Term SOFR 3 month Index + 1.3116%, 5.6379% 5/15/2031 (b)(c)(d)		239,267	239,487
Carlyle Global Market Strategies Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.4895% 7/20/2032 (b)(c)(d)		321,921	322,045
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)		3,508,000	3,509,045
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)		5,360,000	5,368,308
Carlyle US CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 10/21/2037 (b)(c)(d)		340,000	340,795
Carlyle US CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.78%, 6.0495% 10/21/2037 (b)(c)(d)		250,000	250,778
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)		150,000	151,815
Carval Clo Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.42%, 5.6924% 10/22/2037 (b)(c)(d)		250,000	250,147
Cayuga Park Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3816%, 5.6614% 7/17/2034 (b)(c)(d)		375,000	375,199
CBAM Ltd Series 2021-10A Class A1R, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2032 (b)(c)(d)		172,496	172,777
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)		3,215,000	3,214,775
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)		4,739,000	4,748,559
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)		4,327,000	4,331,591
Cifc Fdg Ltd / Cifc Fdg LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.9695% 1/18/2038 (b)(c)(d)		500,000	501,690
CIFC Funding Ltd Series 2018-1A Class BR2, CME Term SOFR 3 month Index + 1.6616%, 5.9311% 1/18/2031 (b)(c)(d)		250,000	250,125
CIFC Funding Ltd Series 2021-2A Class DR, CME Term SOFR 3 month Index + 3.2616%, 7.5414% 4/17/2034 (b)(c)(d)		550,000	551,889
CIFC Funding Ltd Series 2021-3A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)		10,000,000	10,005,440
CIFC Funding Ltd Series 2021-7A Class B, CME Term SOFR 3 month Index + 1.8616%, 6.141% 1/23/2035 (b)(c)(d)		3,800,000	3,803,447
Cifc Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)		294,000	294,032
CIFC Funding Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 6.0318% 7/25/2037 (b)(c)(d)		250,000	250,305
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)		28,750,000	28,812,416
CIFC Funding Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.6%, 5.8695% 1/20/2037 (b)(c)(d)		250,000	250,314
CIFC Funding Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.36%, 5.6393% 7/23/2037 (b)(c)(d)		250,000	250,022
CIFC Funding Ltd Series 2024-6A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.7105% 7/16/2037 (b)(c)(d)		310,000	310,450
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.22%, 5.4905% 1/17/2038 (b)(c)(d)		2,500,000	2,501,925
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 5.2698% 1/17/2035 (b)(c)(d)		4,300,000	4,274,080
Clover CLO LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.95%, 5.2224% 4/22/2034 (b)(c)(d)		380,000	377,548
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)		3,981,000	3,959,132
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)		5,895,000	5,889,087
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.4995% 10/20/2031 (b)(c)(d)		572,753	572,830
Diameter Cap Clo 3 Ltd / Diameter Cap Clo 3 LLC Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)		250,000	249,597
Diameter Capital CLO 8 Ltd Series 2024-8A Class A1A, CME Term SOFR 3 month Index + 1.4%, 5.6695% 10/20/2037 (b)(c)(d)		1,100,000	1,102,633
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.612% 8/20/2034 (b)(c)(d)		250,000	250,061
Dryden 40 Senior Loan Fund Series 2024-40A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4763% 8/15/2031 (b)(c)(d)		253,239	253,463
Dryden 41 Senior Loan Fund Series 2018-41A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.4877% 4/15/2031 (b)(c)(d)		86,862	86,928
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.9061% 10/15/2030 (b)(c)(d)		4,000,000	4,001,592
Dryden 54 Senior Loan Fund Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4195% 10/19/2029 (b)(c)(d)		117,194	117,224
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.5377% 4/15/2031 (b)(c)(d)		99,118	99,159
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)		4,007,000	4,007,593
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)		5,321,000	5,334,303
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)		5,727,000	5,740,527
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)		3,054,000	3,055,845
Dryden Xxvi Senior Loan Fund Series 2018-26A Class AR, CME Term SOFR 3 month Index + 1.1616%, 5.4177% 4/15/2029 (b)(c)(d)		151,030	151,033
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/2055 (c)		121,057	103,769
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)		7,240,000	7,246,639
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)		3,921,000	3,924,658
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)		6,200,000	6,205,506
Elevation CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.3%, 5.5818% 1/25/2035 (b)(c)(d)		12,500,000	12,499,413
Elm CLO Ltd Series 2025-14A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 1/22/2038 (b)(c)(d)		250,000	250,000
Elmwood Clo 30 Ltd / Elmwood Clo 30 LLC Series 2024-6A Class A, CME Term SOFR 3 month Index + 1.43%, 5.7098% 7/17/2037 (b)(c)(d)		250,000	250,696
Elmwood Clo 36 Ltd / Elmwood Clo 36 LLC Series 2024-12RA Class AR, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)		500,000	501,375
Elmwood CLO 38 Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4264% 4/22/2038 (b)(c)(d)		250,000	249,500
Elmwood CLO 39 Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.14%, 5.4239% 4/17/2038 (b)(c)(d)		15,250,000	15,221,650
Elmwood Clo II Ltd Series 2024-2A Class A1RR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)		22,750,000	22,823,938
Elmwood Clo III Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.38%, 5.6495% 7/18/2037 (b)(c)(d)		12,000,000	12,027,024
Elmwood Clo III Ltd Series 2024-3A Class ERR, CME Term SOFR 3 month Index + 5.95%, 10.2195% 7/18/2037 (b)(c)(d)		400,000	397,000
Elmwood Clo VI Ltd Series 2024-3A Class ARR, CME Term SOFR 3 month Index + 1.38%, 5.6495% 7/18/2037 (b)(c)(d)		250,000	250,576
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)		3,505,000	3,505,312
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)		8,080,000	8,094,027
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)		6,432,000	6,446,935
Flatiron Clo Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.58%, 5.8495% 10/19/2037 (b)(c)(d)		250,000	250,381
Galaxy Xviii Clo Ltd Series 2018-28A Class A1, CME Term SOFR 3 month Index + 1.3616%, 5.6177% 7/15/2031 (b)(c)(d)		116,357	116,433
Galaxy Xx Clo Ltd Series 2018-20A Class AR, CME Term SOFR 3 month Index + 1.2616%, 5.5311% 4/20/2031 (b)(c)(d)		131,685	131,726
Galaxy Xxvi Clo Ltd / Galaxy Xxvi Clo LLC Series 2024-26A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.9263% 11/22/2031 (b)(c)(d)		600,000	600,309
Generate Clo 16 Ltd Series 2024-16A Class B, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2037 (b)(c)(d)		500,000	500,938
Generate Clo 4 Ltd / Generate Clo 4 LLC Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.43%, 5.6995% 7/20/2037 (b)(c)(d)		500,000	501,258
Generate Clo 7 Ltd / Generate Clo 7 LLC Series 2024-7A Class A1R, CME Term SOFR 3 month Index + 1.62%, 5.8924% 4/22/2037 (b)(c)(d)		250,000	250,742
Goldentree Ln Mgmt Us Clo 11 Ltd Series 2024-11A Class AR, CME Term SOFR 3 month Index + 1.08%, 5.3495% 10/20/2034 (b)(c)(d)		250,000	249,326
Golub Cap Partners CLO Ltd / Golub Cap Partners CLO LLC Series 2024-43A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)		1,160,000	1,161,160
Golub Capital Partners Clo 41b-R Ltd Series 2021-41A Class AR, CME Term SOFR 3 month Index + 1.5816%, 5.8511% 1/20/2034 (b)(c)(d)		500,000	500,309
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/2053 (c)(d)		102,189	93,251
Gracie Point International Funding LLC Series 2023-2A Class A, U.S. 90-Day Avg. SOFR Index + 2.25%, 6.6744% 3/1/2027 (b)(c)(d)		167,886	167,573
Greystone CRE Notes Series 2025-FL4 Class A, CME Term SOFR 1 month Index + 1.4811%, 5.7811% 1/15/2043 (b)(c)(d)		250,000	249,370
Greywolf Clo II Ltd Series 2021-1A Class A1SR, CME Term SOFR 3 month Index + 1.4%, 5.6561% 4/15/2034 (b)(c)(d)		35,000,000	35,010,325
Ha Cr Partners Xvi Ltd / Oha Cr Partners Xvi LLC Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/18/2037 (b)(c)(d)		280,000	279,703
Halseypoint Clo 6 Ltd / Halseypoint Clo 6 LLC Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6195% 1/20/2038 (b)(c)(d)		250,000	250,125
Harriman Park Clo Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)		500,000	500,409
Hero Funding Trust Series 2017-1A Class A, 3.5% 9/21/2043 (c)		53,024	45,982
Hero Funding Trust Series 2017-1A Class A2, 4.46% 9/20/2047 (c)		46,728	42,412
Hero Funding Trust Series 2017-3A Class A1, 3.19% 9/20/2048 (c)		51,280	44,495
Hero Funding Trust Series 2017-3A Class A2, 3.95% 9/20/2048 (c)		42,327	37,609
HGI Cre CLO, Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. SOFR Index + 3.75%, 8.0813% 4/20/2037 (b)(c)(d)		320,500	319,859
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)		2,970,054	2,869,036
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class B1, CME Term SOFR 3 month Index + 1.85%, 6.1318% 7/25/2037 (b)(c)(d)		1,000,000	1,001,500
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class C, CME Term SOFR 3 month Index + 2.2%, 6.4818% 7/25/2037 (b)(c)(d)		250,000	251,300
Hps Ln Mgmt Ltd/LLC Series 2024-20A Class D1, CME Term SOFR 3 month Index + 3.3%, 7.5818% 7/25/2037 (b)(c)(d)		250,000	251,155
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)		4,148,000	4,150,949
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)		4,340,000	4,349,713
Jamestown Clo Xviii Ltd / Jamestown Clo Xviii LLC Series 2024-18A Class A1R, CME Term SOFR 3 month Index + 1.27%, 5.5518% 7/25/2035 (b)(c)(d)		11,700,000	11,690,628
Kkr Clo 35 Ltd Series 2025-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 1/20/2038 (b)(c)(d)		250,000	249,250
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.5861% 4/15/2035 (b)(c)(d)		2,951,000	2,953,736
Kkr Clo Trust Series 2021-33A Class A, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 7/20/2034 (b)(c)(d)		18,900,000	18,934,719
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)		2,529,000	2,521,413
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.5495% 7/20/2034 (b)(c)(d)		4,500,000	4,498,709
Lcm Xxiv Ltd / Lcm Xxiv LLC Series 2021-24A Class AR, CME Term SOFR 3 month Index + 1.2416%, 5.5111% 3/20/2030 (b)(c)(d)		251,316	251,348
Lument Finance Trust, Inc. Series 2021-FL1 Class D, CME Term SOFR 1 month Index + 2.5645%, 6.8932% 6/15/2039 (b)(c)(d)		416,500	403,937
Lument Finance Trust, Inc. Series 2021-FL1 Class E, CME Term SOFR 1 month Index + 3.0645%, 7.3932% 6/15/2039 (b)(c)(d)		365,500	353,984
Madison Park Funding Ltd Series 2024-57A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5626% 7/27/2034 (b)(c)(d)		250,000	250,051
Madison Park Funding Lxii Ltd Series 2023-62A Class AR, CME Term SOFR 3 month Index + 1.85%, 6.1298% 7/17/2036 (b)(c)(d)		250,000	250,439
Madison Park Funding Lxxi Ltd Series 2025-71A Class A1, CME Term SOFR 3 month Index + 1.14%, 5.4095% 4/23/2038 (b)(c)(d)		2,880,000	2,874,594
Madison Park Funding Xxi Ltd Series 2021-21A Class AARR, CME Term SOFR 3 month Index + 1.3416%, 5.5977% 10/15/2032 (b)(c)(d)		245,213	245,051
Madison Park Funding Xxxi Ltd Series 2024-31A Class B1R, CME Term SOFR 3 month Index + 1.8%, 6.0793% 7/23/2037 (b)(c)(d)		600,000	601,757
Madison Park Funding Xxxix Ltd Series 2024-39A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5224% 10/22/2034 (b)(c)(d)		5,300,000	5,288,414
Madison Park Funding Xxxviii Ltd Series 2021-38A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6614% 7/17/2034 (b)(c)(d)		12,500,000	12,511,088
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)		5,249,000	5,252,737
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class B, CME Term SOFR 3 month Index + 2.05%, 6.3318% 4/25/2037 (b)(c)(d)		270,000	270,450
Madison Pk Fdg Xlii Ltd Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4293% 11/21/2030 (b)(c)(d)		133,589	133,617
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)		4,233,000	4,218,968
Madison Pk Fdg Xxix Ltd / Madison Pk Fdg Xxix LLC Series 2025-29A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 5.4954% 3/25/2038 (b)(c)(d)		24,220,000	24,171,560
Madison Pk Fdg Xxx Ltd / Madison Pk Fdg Xxx LLC Series 2024-30A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6205% 7/16/2037 (b)(c)(d)		950,000	951,611
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)		1,417,000	1,417,992
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)		3,400,000	3,400,000
Magnetite CLO Ltd Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0724% 4/22/2036 (b)(c)(d)		3,249,000	3,249,000
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)		2,446,000	2,448,595
Magnetite Xii Ltd Series 2024-12A Class AR4, CME Term SOFR 3 month Index + 1.15%, 5.4061% 10/15/2031 (b)(c)(d)		1,230,082	1,230,077
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)		2,869,000	2,874,537
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)		4,904,000	4,910,439
Magnetite Xxv Ltd Series 2020-25A Class A, CME Term SOFR 3 month Index + 1.4616%, 5.7434% 1/25/2032 (b)(c)(d)		2,490,847	2,493,201
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)		3,261,000	3,251,217
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)		5,256,000	5,244,663
Marathon Clo Xiii Ltd Series 2024-1A Class AAR2, CME Term SOFR 3 month Index + 1.2%, 5.4561% 4/15/2032 (b)(c)(d)		802,332	802,332
Marble Point Clo Xviii Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 5.486% 3/15/2038 (b)(c)(d)		15,250,000	15,189,763
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6011% 10/20/2030 (b)(c)(d)		2,945,587	2,947,684
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)		4,173,000	4,163,390
Myers Park Clo Ltd Series 2018-1A Class A2, CME Term SOFR 3 month Index + 1.6616%, 5.9311% 10/20/2030 (b)(c)(d)		290,000	290,190
Neuberger Berman CLO Ltd Series 2024-56A Class B, CME Term SOFR 3 month Index + 1.75%, 6.0252% 7/24/2037 (b)(c)(d)		500,000	501,269
Neuberger Berman Clo Xx Ltd Series 2025-20A Class A1R3, CME Term SOFR 3 month Index + 1.15%, 5.4678% 4/15/2039 (b)(c)(d)		250,000	249,601
Neuberger Berman Ln Advisers Clo 40 Ltd / Neuberger Berman Ln Advisers Clo 40 LLC Series 2021-40A Class A, CME Term SOFR 3 month Index + 1.3216%, 5.5822% 4/16/2033 (b)(c)(d)		467,990	468,293
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)		4,828,000	4,838,839
New Mtn Clo 7 Ltd / LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.2%, 5.4844% 3/31/2038 (b)(c)(d)		250,000	250,034
Northwoods Capital Xii-B Ltd Series 2024-12BA Class AR, CME Term SOFR 3 month Index + 1.19%, 5.4893% 6/15/2031 (b)(c)(d)		9,207,136	9,198,141
Nyack Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 10/20/2034 (b)(c)(d)		10,000,000	10,005,440
Oaktree Clo Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 5.2261% 1/15/2035 (b)(c)(d)		250,000	248,134
Ocean Trails Clo 8 Series 2024-8A Class ARR, CME Term SOFR 3 month Index + 1.29%, 5.5461% 7/15/2034 (b)(c)(d)		6,000,000	5,999,706
OCP CLO Ltd / OCP CLO LLC Series 2024-38A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6811% 1/21/2038 (b)(c)(d)		250,000	250,320
OCP CLO Ltd Series 2024-17A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/20/2037 (b)(c)(d)		250,000	250,460
OCP CLO Ltd Series 2025-19A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 5.4495% 4/20/2038 (b)(c)(d)		330,000	329,901
OCP CLO Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.42%, 5.7026% 4/26/2036 (b)(c)(d)		250,000	250,100
OCP CLO Series 2024-12A Class BAR3, CME Term SOFR 3 month Index + 1.68%, 5.9495% 10/18/2037 (b)(c)(d)		250,000	250,622
OCP CLO Series 2024-12A Class XR3, CME Term SOFR 3 month Index + 1.2%, 5.4695% 10/18/2037 (b)(c)(d)		225,000	225,048
Octagon 66 Ltd Series 2023-1A Class A1R, CME Term SOFR 3 month Index + 1.75%, 6.0752% 11/16/2036 (b)(c)(d)		500,000	501,557
Octagon 75 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.2%, 5.4853% 1/22/2038 (b)(c)(d)		250,000	250,059
Octagon Investment Partners 39 Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4195% 10/20/2030 (b)(c)(d)		88,221	88,220
Octagon Investment Partners 39 Ltd Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.8%, 6.0695% 10/20/2030 (b)(c)(d)		360,000	360,925
Octagon Investment Partners 40 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.04%, 5.3095% 1/20/2035 (b)(c)(d)		6,300,000	6,265,136
Octagon Investment Partners 40 Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.55%, 5.8195% 1/20/2035 (b)(c)(d)		4,800,000	4,776,864
Octagon Investment Partners 41 Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.09%, 5.3461% 10/15/2033 (b)(c)(d)		4,250,000	4,220,157
Octagon Investment Partnrs 51 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.7695% 7/20/2034 (b)(c)(d)		4,200,000	4,205,368
OFSI BSL XIV CLO Ltd Series 2024-14A Class A, CME Term SOFR 3 month Index + 1.46%, 5.7295% 7/20/2037 (b)(c)(d)		10,000,000	10,011,630
Oha Cr Fdg 17 LLC Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.48%, 5.7495% 4/20/2037 (b)(c)(d)		250,000	250,547
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)		4,900,000	4,897,192
Oha Cr Fdg 7 Ltd / Oha Cr Fdg 7 LLC Series 2022-7A Class AR, CME Term SOFR 3 month Index + 1.3%, 5.5695% 2/24/2037 (b)(c)(d)		500,000	500,210
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)		2,310,000	2,301,984
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)		440,000	440,479
Oha Credit Funding 5 Ltd Series 2024-5A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/18/2037 (b)(c)(d)		450,000	452,138
Oha Credit Funding 5 Ltd Series 2024-5A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.9695% 10/18/2037 (b)(c)(d)		250,000	250,420
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)		4,087,000	4,084,732
OHA Credit Funding 9 Ltd Series 2024-9A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/19/2037 (b)(c)(d)		270,000	269,850
OHA Credit Funding 9 Ltd Series 2024-9A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.9695% 10/19/2037 (b)(c)(d)		250,000	250,717
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)		3,409,000	3,397,069
Oha Credit Partners Xi Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.7295% 4/20/2037 (b)(c)(d)		750,000	752,021
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)		9,030,000	9,047,031
OHA Loan Funding Ltd Series 2021-1A Class AR3, CME Term SOFR 3 month Index + 1.4116%, 5.6811% 1/19/2037 (b)(c)(d)		250,000	250,198
OHA Loan Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.7295% 7/20/2037 (b)(c)(d)		250,000	250,694
Orchard Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)		730,000	727,730
Ozlm Xviii Ltd Series 2018-18A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5377% 4/15/2031 (b)(c)(d)		57,148	57,166
Palmer Square CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 5.7193% 11/14/2034 (b)(c)(d)		250,000	250,224
Palmer Square CLO Ltd Series 2025-1A Class A1AR, CME Term SOFR 3 month Index + 1.15%, 5.4195% 4/20/2038 (b)(c)(d)		3,000,000	2,996,400
Palmer Square LLC Series 2024-2A Class B, CME Term SOFR 3 month Index + 1.65%, 5.9195% 7/20/2037 (b)(c)(d)		250,000	250,222
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)		2,514,056	2,514,461
Palmer Square Loan Funding Ltd Series 2024-3A Class A1BR, CME Term SOFR 3 month Index + 1.4%, 5.6561% 4/15/2031 (b)(c)(d)		250,000	249,843
Palmer Square Loan Funding Ltd Series 2024-3A Class A2R, CME Term SOFR 3 month Index + 1.6%, 5.8561% 4/15/2031 (b)(c)(d)		660,000	660,388
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)		3,983,000	3,969,621
Park Avenue Institutional Advisers CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.5016%, 5.8093% 2/14/2034 (b)(c)(d)		2,000,000	2,001,324
Park Blue CLO Ltd Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.22%, 5.4661% 4/25/2038 (b)(c)(d)		500,000	499,122
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)		5,651,000	5,655,182
PFP Ltd Series 2024-11 Class A, CME Term SOFR 1 month Index + 1.8324%, 6.1698% 9/17/2039 (b)(c)(d)		5,728,754	5,741,298
PFS Financing Corp Series 2022-D Class B, 4.9% 8/15/2027 (c)		1,047,000	1,046,392
Pikes Peak Clo 2 Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.22%, 5.4895% 10/11/2034 (b)(c)(d)		5,000,000	4,990,465
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 5.4661% 7/15/2034 (b)(c)(d)		11,300,000	11,300,000
Pikes Peak Clo 6 / Pikes Peak Clo 6 LLC Series 2025-6A Class DRR, CME Term SOFR 3 month Index + 2.5%, 6.8244% 5/18/2034 (b)(c)(d)		935,000	929,905
Point Au Roche Pk Clo Ltd / PT Au Roche Pk Clo LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 7/20/2034 (b)(c)(d)		250,000	250,065
Rad Clo 21 Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 5.3518% 1/25/2037 (b)(c)(d)		250,000	249,195
Rad CLO 7 Ltd Series 2024-7A Class B1R, CME Term SOFR 3 month Index + 1.9%, 6.1798% 4/17/2036 (b)(c)(d)		250,000	250,381
Rad CLO 7 Ltd Series 2024-7A Class CR, CME Term SOFR 3 month Index + 2.6%, 6.8798% 4/17/2036 (b)(c)(d)		250,000	250,498
Recette Clo Ltd Series 2021-1A Class ARR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2034 (b)(c)(d)		9,600,000	9,605,232
Regata Xii Funding Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)		1,320,000	1,323,262
Regatta 30 Fdg Ltd / Regatta 30 Fdg LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.633% 1/25/2038 (b)(c)(d)		250,000	250,438
Regatta IX Funding Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 2%, 6.2798% 4/17/2037 (b)(c)(d)		1,250,000	1,254,061
Regatta Xi Funding Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.6798% 7/17/2037 (b)(c)(d)		800,000	801,558
Regatta Xix Fdg Ltd / Regatta Xix Fdg LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)		550,000	551,338
Regatta Xvi Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.4561% 1/15/2033 (b)(c)(d)		12,656,489	12,664,665
Regatta Xviii Funding Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.16%, 5.4161% 4/15/2038 (b)(c)(d)		2,357,336	2,356,157
Regatta Xx Fdg Ltd / Regatta Xx Fdg LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.18%, 5.4361% 1/15/2038 (b)(c)(d)		1,150,000	1,149,946
Regatta Xxix Fdg Ltd / Regatta Xxix Fdg LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.38%, 5.6361% 9/6/2037 (b)(c)(d)		26,000,000	26,056,290
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/2053 (c)		253,598	230,157
Rockford Tower Clo Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6836% 5/20/2031 (b)(c)(d)		284,285	284,514
Rockford Tower Clo Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.9816%, 6.3036% 5/20/2031 (b)(c)(d)		1,750,000	1,754,032
Rockford Tower Clo Ltd Series 2021-2A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.6911% 7/20/2034 (b)(c)(d)		250,000	250,126
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)		7,250,000	7,263,608
Romark CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2916%, 5.571% 10/23/2030 (b)(c)(d)		54,373	54,396
Romark Clo-Iv Ltd / Romark Clo-Iv LLC Series 2021-4A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.6418% 7/10/2034 (b)(c)(d)		13,250,000	13,255,207
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6161% 10/15/2039 (b)(c)(d)		250,000	250,106
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A2R, CME Term SOFR 3 month Index + 1.7%, 5.9561% 10/15/2039 (b)(c)(d)		250,000	250,182
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)		2,273,000	2,282,931
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)		7,731,000	7,738,507
Rr15 Ltd / Rr15 LLC Series 2021-15A Class A2, CME Term SOFR 3 month Index + 1.7116%, 5.9677% 4/15/2036 (b)(c)(d)		1,000,000	1,000,932
Sagard-Halseypoint Clo 8 Ltd Series 2024-8A Class A1, CME Term SOFR 3 month Index + 1.39%, 5.7044% 1/30/2038 (b)(c)(d)		250,000	250,623
Sandstone Peak III Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.63%, 5.9118% 4/25/2037 (b)(c)(d)		2,000,000	2,004,194
Sandstone Peak Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.68%, 5.9361% 10/15/2034 (b)(c)(d)		250,000	250,353
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 6.0861% 10/15/2034 (b)(c)(d)		250,000	250,179
Sculptor Clo Xxxv Ltd Series 2025-35A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.5561% 4/27/2038 (b)(c)(d)		330,000	329,201
Signal Peak Clo 5 Ltd / Signal Peak Clo 5 LLC Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8318% 4/25/2037 (b)(c)(d)		250,000	250,809
Silver Point Clo 8 Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.21%, 5.4322% 4/15/2038 (b)(c)(d)		250,000	249,538
Silver PT Clo 7 Ltd / Silver PT Clo 7 LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.6447% 1/15/2038 (b)(c)(d)		250,000	250,222
Sixth Str Clo IX Ltd/Llc Series 2024-9A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.6495% 7/21/2037 (b)(c)(d)		250,000	250,428
Sixth Str Clo Xvii Ltd / Sixth Str Clo Xvii LLC Series 2025-17A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.4298% 4/17/2038 (b)(c)(d)		330,000	329,528
Sixth Street CLO XX Ltd Series 2021-20A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.6911% 10/20/2034 (b)(c)(d)		1,000,000	1,000,543
Slam Ltd Series 2024-1A Class A, 5.335% 9/15/2049 (c)		3,548,197	3,474,182
Sound Point Clo Vii-R Ltd Series 2021-3RA Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.611% 10/23/2031 (b)(c)(d)		4,925,074	4,927,438
Sycamore Tree Clo Ltd Series 2024-5A Class B, CME Term SOFR 3 month Index + 2.25%, 6.5195% 4/20/2036 (b)(c)(d)		250,000	250,375
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)		4,315,000	4,336,191
Symphony CLO 46 Ltd Series 2024-46A Class A2, CME Term SOFR 3 month Index + 1.59%, 5.8595% 1/20/2038 (b)(c)(d)		250,000	250,329
Symphony Clo Ltd Series 2024-22A Class A1AR, CME Term SOFR 3 month Index + 1.18%, 5.4495% 4/18/2033 (b)(c)(d)		4,800,000	4,799,774
Symphony Clo Xviii Ltd Series 2024-18A Class A1R3, CME Term SOFR 3 month Index + 1.1%, 5.3793% 7/23/2033 (b)(c)(d)		4,177,664	4,170,165
Symphony Clo Xxi Ltd Series 2025-21A Class AR2, CME Term SOFR 3 month Index + 0.9%, 5.1561% 7/15/2032 (b)(c)(d)		246,810	246,176
Symphony Clo Xxviii Ltd Series 2021-28A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.681% 10/23/2034 (b)(c)(d)		250,000	250,191
TCW CLO Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.5869% 1/20/2038 (b)(c)(d)		250,000	249,500
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)		3,557,029	3,539,319
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)		4,815,500	4,660,194
Tiaa Clo IV Ltd Series 2024-1A Class A1AR, CME Term SOFR 3 month Index + 1.14%, 5.4095% 1/20/2032 (b)(c)(d)		2,921,520	2,921,073
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5018% 10/25/2032 (b)(c)(d)		4,508,063	4,505,471
Tralee Clo VII Ltd / Tralee Clo VII LLC Series 2021-4A Class A1, CME Term SOFR 3 month Index + 1.5816%, 5.8634% 4/25/2034 (b)(c)(d)		12,000,000	12,007,824
Trestles Clo 2017-1 Ltd Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4544% 4/25/2038 (b)(c)(d)		1,180,000	1,176,460
Trestles Clo IV Ltd / Trestles Clo IV LLC Series 2021-4A Class A, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 7/21/2034 (b)(c)(d)		250,000	250,107
Trimaran Cavu Ltd / Trimaran Cavu LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)		16,000,000	15,949,040
Trimaran CAVU Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.38%, 5.6383% 1/25/2038 (b)(c)(d)		350,000	350,592
Trinitas Clo VI Ltd / Trinitas Clo VI LLC Series 2024-6A Class ARRR, CME Term SOFR 3 month Index + 1.33%, 5.6118% 1/25/2034 (b)(c)(d)		4,500,000	4,500,158
Voya Clo 2014-1 Ltd Series 2018-1A Class AAR2, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/18/2031 (b)(c)(d)		72,361	72,357
Voya CLO Ltd Series 2018-1A Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.6011% 1/20/2031 (b)(c)(d)		67,573	67,690
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)		4,109,000	4,121,097
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 7/20/2032 (b)(c)(d)		451,693	451,460
Voya CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.15%, 5.4195% 10/18/2031 (b)(c)(d)		2,076,562	2,076,539
Voya CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.4561% 10/15/2031 (b)(c)(d)		337,534	337,567
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)		1,927,000	1,927,077
Wellfleet CLO Ltd Series 2024-1A Class A1RN, CME Term SOFR 3 month Index + 1.42%, 5.6761% 7/15/2037 (b)(c)(d)		7,750,000	7,761,625
Whitebox Clo I Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.32%, 5.5952% 7/24/2036 (b)(c)(d)		411,100	411,401
Whitebox Clo II Ltd / Whitebox Clo II LLC Series 2024-2A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6552% 10/24/2037 (b)(c)(d)		500,000	500,250
Whitebox Clo III Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2035 (b)(c)(d)		260,000	260,120
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			921,493,001
IRELAND - 0.3%
AlbaCore Euro CLO IV DAC Series 2024-4A Class AR, 3 month EURIBOR + 0.99%, 3.269% 7/15/2035 (b)(c)(d)	EUR	1,000,000	1,133,741
Arbour CLO DAC Series 2024-11A Class AR, 3 month EURIBOR + 1.33%, 3.473% 5/15/2038 (b)(c)(d)	EUR	1,000,000	1,136,718
Arbour Clo VI Dac Series 2024-6A Class AR, 3 month EURIBOR + 1.15%, 3.293% 11/15/2037 (b)(c)(d)	EUR	9,400,000	10,664,051
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.551% 12/15/2038 (b)(c)(d)	EUR	5,450,000	6,196,897
Aurium CLO II DAC Series 2021-2A Class A1RR, 3 month EURIBOR + 0.93%, 3.317% 6/22/2034 (b)(c)(d)	EUR	1,000,000	1,131,704
Aurium CLO VII DAC Series 2021-7A Class A, 3 month EURIBOR + 0.83%, 2.973% 5/15/2034 (b)(c)(d)	EUR	1,400,000	1,578,855
Aurium Clo VIII DAC Series 2021-8A Class A, 3 month EURIBOR + 0.85%, 3.237% 6/23/2034 (b)(c)(d)	EUR	2,800,000	3,169,198
Avoca CLO XXV DAC Series 2021-25A Class A, 3 month EURIBOR + 0.96%, 3.239% 10/15/2034 (b)(c)(d)	EUR	5,000,000	5,658,033
BlueMountain Fuji Eur CLO V DAC Series 2019-5A Class A, 3 month EURIBOR + 0.91%, 3.189% 1/15/2033 (b)(c)(d)	EUR	999,175	1,131,120
CVC Cordatus Loan Fund XXI DAC Series 2021-21A Class A1E, 3 month EURIBOR + 0.96%, 3.347% 9/22/2034 (b)(c)(d)	EUR	8,000,000	9,061,927
Fortuna Consumer Loan Series 2024-2 Class E, 1 month EURIBOR + 4.1%, 6.22% 10/18/2034 (b)	EUR	100,000	115,052
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.8452% 1/15/2039 (b)(c)(d)	EUR	10,000,000	11,357,248
Harvest CLO XXV DAC Series 2021-25A Class AR, 3 month EURIBOR + 0.95%, 3.186% 10/21/2034 (b)(c)(d)	EUR	3,500,000	3,956,192
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.337% 11/17/2037 (b)(c)(d)	EUR	10,000,000	11,332,552
Hayfin Emerald CLO X DAC Series 2024-10A Class AR, 3 month EURIBOR + 1.35%, 3.586% 7/18/2038 (b)(c)(d)	EUR	2,300,000	2,613,750
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.9%, 3.058% 4/25/2034 (b)(c)(d)	EUR	2,000,000	2,265,616
Henley CLO VII DAC Series 2024-7A Class AR, 3 month EURIBOR + 0.99%, 3.148% 4/25/2034 (b)(c)(d)	EUR	3,700,000	4,198,825
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.65%, 2.929% 7/15/2031 (b)(c)(d)	EUR	7,403,325	8,365,412
Invesco Euro CLO VII DAC Series 2022-7A Class A, 3 month EURIBOR + 0.99%, 3.269% 1/15/2035 (b)(c)(d)	EUR	1,934,000	2,180,815
Palmer Square European Loan Funding Series 2024-2A Class A, 3 month EURIBOR + 0.99%, 3.133% 5/15/2034 (b)(c)(d)	EUR	4,862,750	5,492,361
Providus CLO II DAC Series 2024-2A Class ARR, 3 month EURIBOR + 1.16%, 3.439% 10/15/2038 (b)(c)(d)	EUR	9,500,000	10,786,775
Providus CLO V DAC Series 2021-5A Class A, 3 month EURIBOR + 0.8%, 2.943% 2/15/2035 (b)(c)(d)	EUR	7,500,000	8,474,590
Rockford Tower Europe CLO Series 2024-1A Class AR, 3 month EURIBOR + 1.37%, 3.561% 4/24/2037 (b)(c)(d)	EUR	1,000,000	1,136,255
SILK Finance Series 2025-6 Class C, 3 month EURIBOR + 1.7%, 3.754% 12/25/2039 (b)(d)(e)	EUR	100,000	113,590
Taurs Series 2025-UK2X Class C, SONIA Overnight Deposit Rates SWAP + 2.5%, 6.7324% 2/18/2035 (b)(d)(e)	GBP	160,090	217,493
Taurs Series 2025-UK2X Class D, SONIA Overnight Deposit Rates SWAP + 3.2%, 7.4324% 2/18/2035 (b)(d)(e)	GBP	344,587	467,026
UK Logistics DAC Series 2025-1X, SONIA Overnight Deposit Rates SWAP + 4%, 8.4554% 5/17/2035 (b)(d)(e)	GBP	525,000	717,420
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)		2,024,606	2,030,886
Voya Euro Clo II DC Series 2021-2A Class AR, 3 month EURIBOR + 0.96%, 3.239% 7/15/2035 (b)(c)(d)	EUR	8,100,000	9,163,511
TOTAL IRELAND			125,847,613
ITALY - 0.0%
Auto ABS Italian Stella Loans SRL Series 2025-1 Class C, 1 month EURIBOR + 1.25%, 3.293% 12/28/2040 (b)(d)(e)	EUR	100,000	113,576
Golden Bar Securitisation Srl Series 2024-1 Class B, 3 month EURIBOR + 1.5%, 3.887% 9/22/2043 (b)(d)(e)	EUR	90,516	103,424
TOTAL ITALY			217,000
MULTI-NATIONAL - 0.0%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)		4,144,000	4,156,258
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)		4,331,000	4,318,925
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)		4,720,000	4,722,733
TOTAL MULTI-NATIONAL			13,197,916
NETHERLANDS - 0.0%
Avoca CLO XVII DAC Series 2022-17A Class ARR, 3 month EURIBOR + 0.82%, 3.099% 10/15/2032 (b)(c)(d)	EUR	444,987	504,151
BNPP AM Euro CLO 2019 BV Series 2021-1A Class AR, 3 month EURIBOR + 0.82%, 3.056% 7/22/2032 (b)(c)(d)	EUR	249,691	281,538
Dryden 59 Euro CLO 2017 BV Series 2018-59A Class A, 3 month EURIBOR + 0.75%, 2.893% 5/15/2032 (b)(c)(d)	EUR	2,621,225	2,961,642
Dryden 73 Euro CLO 2019 BV Series 2019-73A Class A1, 3 month EURIBOR + 0.94%, 3.219% 1/15/2034 (b)(c)(d)	EUR	3,698,392	4,190,806
Hill Series 2024-2FL Class D, 1 month EURIBOR + 1.95%, 4.07% 10/18/2032 (b)(d)(e)	EUR	100,000	111,523
TOTAL NETHERLANDS			8,049,660
SPAIN - 0.0%
FTA Consumo Santander Series 2024-7 Class B, 3 month EURIBOR + 1.3%, 3.563% 7/20/2038 (b)(d)(e)	EUR	86,311	98,458
FTA Consumo Santander Series 2024-7 Class C, 3 month EURIBOR + 1.65%, 3.913% 7/20/2038 (b)(d)(e)	EUR	86,311	98,342
Fta Consumo Santander Series 2025-8 Class C, 3 month EURIBOR + 1.5%, 3.59% 1/21/2040 (b)(d)(e)	EUR	100,000	113,684
TOTAL SPAIN			310,484
UNITED KINGDOM - 0.0%
Asimi Funding PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 6.2101% 5/16/2032 (b)(d)(e)	GBP	100,000	134,922
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 6.113% 8/20/2031 (b)(d)(e)	GBP	100,000	134,746
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.6%, 6.8178% 8/20/2031 (b)(d)(e)	GBP	100,000	134,959
Dowson PLC Series 2024-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.95%, 8.1679% 8/20/2031 (b)(d)(e)	GBP	372,000	491,756
Dowson PLC Series 2024-1 Class F, SONIA Overnight Deposit Rates SWAP + 6.95%, 11.1679% 8/20/2031 (b)(d)(e)	GBP	544,000	725,877
Newday Funding Master Issuer PLC Series 2024-2X Class D, SONIA Overnight Deposit Rates SWAP + 2.65%, 6.868% 7/15/2032 (b)(d)(e)	GBP	100,000	135,946
TOTAL UNITED KINGDOM			1,758,206
UNITED STATES - 2.2%
37 Capital Clo 1 Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.5361% 10/15/2034 (b)(c)(d)		11,500,000	11,493,284
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)		3,568,169	3,592,758
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)		3,207,268	3,229,370
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)		2,129,336	2,132,934
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)		2,478,263	2,403,943
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)		365,578	341,829
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)		2,875,773	2,705,628
ACC Trust Series 2022-1 Class C, 3.24% 10/20/2025 (c)		267,495	78,373
Accelarated LLC Series 2021-1H Class D, 3.58% 10/20/2040 (c)		77,377	69,137
Accelerated LLC Series 2024-1A Class D, 7.85% 8/22/2044 (c)		2,543,103	2,516,169
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.4445%, 1.4807% 4/25/2036 (b)(d)		1,238,832	1,170,098
ACE Securities Corp Mortgage Loan Trust Series 2007-D1 Class A4, 6.93% 2/25/2038 (c)(f)		601,977	505,627
ACHV ABS Trust Series 2023-3PL Class C, 7.35% 8/19/2030 (c)		437,902	438,737
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (c)		463,546	462,950
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)		2,300,000	2,309,493
Affirm Asset Securitization Trust Series 2024-A Class A, 5.61% 2/15/2029 (c)		155,000	155,511
Affirm Asset Securitization Trust Series 2024-B Class B, 4.88% 9/15/2029 (c)		1,000,000	995,988
Affirm Asset Securitization Trust Series 2024-B Class C, 5.06% 9/15/2029 (c)		1,000,000	992,843
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)		288,795	289,112
Affirm Asset Securitization Trust Series 2025-X1 Class C, 5.34% 4/15/2030 (c)		100,000	99,773
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (c)		1,491,000	1,493,957
Affirm Master Trust Series 2025-1A Class B, 5.13% 2/15/2033 (c)		156,000	156,366
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)		4,828,000	4,828,415
ALLO Issuer LLC Series 2025-1A Class B, 6.163% 4/20/2055 (c)		3,260,000	3,294,890
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027		265,855	266,062
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		3,210,000	3,227,251
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)		2,903,480	2,898,232
American Credit Acceptance Receivables Trust Series 2023-2 Class D, 6.47% 8/13/2029 (c)		1,000,000	1,010,843
American Credit Acceptance Receivables Trust Series 2023-3 Class D, 6.82% 10/12/2029 (c)		2,180,000	2,223,367
American Credit Acceptance Receivables Trust Series 2025-1 Class D, 5.54% 8/12/2031 (c)		2,850,000	2,855,567
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028		7,680,000	7,712,636
American Homes 4 Rent Series 2015-SFR2 Class E, 6.07% 10/17/2052 (c)		545,000	543,883
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 month Index + 1.3145%, 5.6392% 11/25/2034 (b)(d)		3,108,480	2,893,914
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/2038 (c)		3,178,896	3,026,755
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/2039 (c)		373,005	367,827
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E1, 3.95% 6/17/2040 (c)		2,650,000	2,486,571
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E2, 3.95% 6/17/2040 (c)		3,100,000	2,869,690
AMSR Trust Series 2019-SFR1 Class F, 3.867% 1/19/2039 (c)		576,000	553,977
AMSR Trust Series 2019-SFR1 Class G, 4.857% 1/19/2039 (c)		230,000	222,076
AMSR Trust Series 2019-SFR1 Class H, 6.04% 1/19/2039 (c)		330,000	320,251
AMSR Trust Series 2020-SFR2 Class E1, 4.028% 7/17/2037 (c)		1,000,000	996,505
AMSR Trust Series 2020-SFR2 Class E2, 4.277% 7/17/2037 (c)		469,108	467,513
AMSR Trust Series 2020-SFR2 Class G, 4% 7/17/2037 (c)		160,904	160,237
AMSR Trust Series 2020-SFR2 Class H, 5.25% 7/17/2037 (c)		577,704	575,739
AMSR Trust Series 2020-SFR3 Class F, 3.553% 9/17/2037 (c)		356,300	353,085
AMSR Trust Series 2021-SFR1 Class B, 2.153% 6/17/2038 (c)		4,000,000	3,692,998
AMSR Trust Series 2021-SFR2 Class D, 2.278% 8/17/2038 (c)		1,150,000	1,107,482
AMSR Trust Series 2021-SFR2 Class F1, 3.275% 8/17/2038 (c)		380,318	367,666
AMSR Trust Series 2021-SFR4 Class F1, 3.158% 12/17/2038 (c)		2,500,000	2,369,049
AMSR Trust Series 2022-SFR3 Class D, 4% 10/17/2039 (c)		2,115,000	2,034,400
AMSR Trust Series 2022-SFR3 Class F, 4% 10/17/2039 (c)		2,400,000	2,253,180
AMSR Trust Series 2023-SFR1 Class F, 4% 4/17/2040 (c)		4,644,946	4,284,158
AMSR Trust Series 2024-SFR2G Class G1, 4.5% 8/19/2028		2,500,000	2,068,750
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)		819,046	794,479
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)		165,225	152,011
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/2040 (c)		275,244	266,054
Aqua Finance Trust Series 2020-AA Class B, 2.79% 7/17/2046 (c)		1,378,479	1,303,563
Aqua Finance Trust Series 2020-AA Class C, 3.97% 7/17/2046 (c)		101,143	97,905
Aqua Finance Trust Series 2020-AA Class D, 7.15% 7/17/2046 (c)		1,223,502	1,213,185
Argent Securities Inc Series 2005-W1 Class A2, CME Term SOFR 1 month Index + 0.5945%, 4.9192% 5/25/2035 (b)		441,395	356,742
Argent Securities Inc Series 2005-W5 Class A2D, CME Term SOFR 1 month Index + 0.7545%, 5.0792% 1/25/2036 (b)(d)		2,166,226	2,006,342
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 month Index + 0.4145%, 4.7392% 7/25/2036 (b)		147,086	39,153
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)		485,315	487,847
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (c)		320,000	318,496
Asset Backed Securities Corp Long Beach Home Equity Loan Trust 2000-LB1 Series 2004-HE9 Class M1, CME Term SOFR 1 month Index + 1.0895%, 5.4142% 12/25/2034 (b)		941,094	870,572
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (c)		1,865,000	1,865,416
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A Class C, 2.35% 2/20/2028 (c)		2,435,000	2,316,632
Bank of America Auto Trust Series 2023-1A Class A3, 5.53% 2/15/2028 (c)		2,261,254	2,275,817
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/2038 (c)		1,179,045	1,182,110
Bear Stearns Asset Backed Securities I Trust Series 2006-EC1 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.5181% 12/25/2035 (b)		592,774	568,164
Bear Stearns Asset Backed Securities I Trust Series 2006-HE5 Class M2, CME Term SOFR 1 month Index + 0.5945%, 4.9192% 6/25/2036 (b)		205,901	199,265
Bear Stearns Asset Backed Securities Trust Series 2003-SD2 Class 2A, 6.6679% 6/25/2043 (d)		2,771	2,824
Bear Stearns Asset Backed Securities Trust Series 2005-2 Class M5, CME Term SOFR 1 month Index + 5.3645%, 6.3368% 6/25/2035 (b)		600,000	607,379
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M1, CME Term SOFR 1 month Index + 2.1145%, 6.4392% 3/25/2037 (b)(c)		156,976	154,918
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M3, CME Term SOFR 1 month Index + 2.1145%, 6.4392% 3/25/2037 (b)(c)		1,615,045	1,370,501
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)		4,844,000	4,854,899
Betony Clo 2 Ltd Series 2018-1A Class A1, CME Term SOFR 3 month Index + 1.3416%, 5.6213% 4/30/2031 (b)(c)(d)		548,515	549,010
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)		6,441,604	5,994,012
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (c)(f)		2,524,672	2,520,346
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029		500,000	502,589
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)		1,174,000	1,185,514
Bonds LLC Series 2024-FL13 Class A, CME Term SOFR 1 month Index + 1.5762%, 5.9029% 9/19/2039 (b)(c)(d)		262,000	262,164
Bonds LLC Series 2025-FL14 Class AS, CME Term SOFR 1 month Index + 1.5714%, 5.8958% 10/21/2042 (b)(c)(d)		3,150,000	3,122,415
Bravo Residential Funding Trust Series 2024-CES2 Class A1A, 5.549% 9/25/2054 (c)		428,190	428,314
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1, 6.05% 7/15/2027 (c)		134,000	135,070
Bridge Trust Series 2022-SFR1 Class A, 3.4% 11/17/2037 (c)		5,470,744	5,410,993
Bridge Trust Series 2022-SFR1 Class E1, 6.3% 11/17/2037 (c)		3,000,000	2,993,561
Bridgecrest Lending Auto Securitization Trust Series 2024-1 Class E, 8.43% 10/15/2030 (c)		1,995,000	2,042,693
Business Jet Securities LLC Series 2022-1A Class C, 6.413% 6/15/2037 (c)		277,649	273,828
Business Jet Securities LLC Series 2024-1A Class C, 9.132% 5/15/2039 (c)		1,469,226	1,497,850
BXG Receivables Note Trust Series 2018-A Class C, 4.44% 2/2/2034 (c)		15,620	15,539
BXG Receivables Note Trust Series 2020-A Class B, 2.49% 2/28/2036 (c)		935,931	885,777
BXG Receivables Note Trust Series 2022-A Class A, 4.12% 9/28/2037 (c)		2,819,619	2,769,747
BXG Receivables Note Trust Series 2023-A Class C, 7.38% 11/15/2038 (c)		513,496	522,442
C-Bass Trust Series 2006-MH1 Class B2, 6.75% 10/25/2036 (c)(f)		1,068,895	858,059
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028		3,006,000	3,048,528
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027		645,615	647,098
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029		2,253,000	2,282,552
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029		600,000	603,735
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027		584,901	587,006
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		700,000	706,843
CarMax Series 2023-3 Class A2A, 5.72% 11/16/2026		183,307	183,397
CarNow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/2028 (c)(i)		351,000	130,275
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 month Index + 0.8495%, 5.1742% 12/25/2035 (b)		7,279,304	6,997,428
Cars Mti-1 L P / Cars Mti-2 L L C / Cars Mti-3 L L C / Cars Mti-4 L P / Cars Mti-5 L P / (Cars Mti-7 L L C) Series 2020-1A Class A3, 3.1% 12/15/2050 (c)		165,933	155,300
CARS-DB4 LP Series 2020-1A Class A6, 3.81% 2/15/2050 (c)		136,212	125,717
CARS-DB4 LP Series 2020-1A Class B2, 4.52% 2/15/2050 (c)		262,127	252,101
CARS-DB4 LP Series 2020-1A Class B3, 4.95% 2/15/2050 (c)		292,260	261,427
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/2029 (c)		1,418,000	1,451,867
Carvana Auto Receivables Trust 2023-P1 Series 2023-P1 Class A3, 5.98% 12/10/2027 (c)		427,218	429,348
Carvana Auto Receivables Trust Series 2022-P1 Class A4, 3.52% 2/10/2028		2,500,000	2,477,001
Carvana Auto Receivables Trust Series 2024-N3 Class D, 5.38% 12/10/2030 (c)		3,000,000	2,977,279
Cascade MH Asset Trust Series 2019-MH1 Class B, 5% 11/25/2044 (c)(i)		497,340	456,598
Cascade MH Asset Trust Series 2024-MH1 Class B1, 7.504% 11/25/2056 (c)(d)		2,123,000	2,164,092
Cascade MH Asset Trust Series 2024-MH1 Class B2, 8.3517% 11/25/2056 (c)(d)		1,450,000	1,418,031
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)		1,046,331	1,017,132
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)		3,435,581	3,255,228
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)		2,927,377	2,429,741
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (c)		1,260,000	1,259,893
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)		7,060,000	7,059,929
Centex Home Equity Loan Trust Series 2001-B Class A6, 6.36% 7/25/2032		295	284
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 4.75% 2/16/2026 (c)(d)		99,078	98,286
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)		1,014,324	1,003,763
Chase Auto Owner Trust Series 2022-AA Class A3, 3.98% 6/25/2027 (c)		1,058,144	1,056,124
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (c)		3,005,000	3,026,232
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030		1,700,000	1,741,149
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031		1,200,000	1,211,157
CIT Mortgage Loan Trust Series 2007-1 Class 1M2, CME Term SOFR 1 month Index + 2.7395%, 7.0642% 10/25/2037 (b)(c)		700,000	673,984
CIT Mortgage Loan Trust Series 2007-1 Class 2M2, CME Term SOFR 1 month Index + 2.7395%, 7.0642% 10/25/2037 (b)(c)		1,938,000	1,802,607
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030		5,400,000	5,330,340
Citizens Auto Receivables Trust Series 2023-1 Class A3, 5.84% 1/18/2028 (c)		13,843,475	13,929,966
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)		2,603,000	2,619,738
Cldcd Series 2024-1A Class A2, 5.781% 11/22/2049 (c)		5,270,000	5,281,371
Clover CLOLLC Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/20/2037 (b)(c)(d)		350,000	351,072
College Avenue Student Loans LLC Series 2021-C Class B, 2.72% 7/26/2055 (c)		321,435	291,176
College Avenue Student Loans LLC Series 2023-B Class A1A, 6.5% 6/25/2054 (c)		274,035	285,325
College Avenue Student Loans LLC Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.75%, 6.072% 6/25/2054 (b)(c)(d)		345,859	351,800
Concord Music Royalties LLC Series 2024-1A Class A, 5.644% 10/20/2074 (c)		163,000	160,550
Connecticut Avenue Securities Trust 2022-R01 Series 2022-R01 Class 1M2, U.S. 30-Day Avg. SOFR Index + 1.9%, 6.222% 12/25/2041 (b)(c)(d)		1,100,000	1,109,846
Conseco Finance Corp Series 1998-4 Class M1, 6.83% 4/1/2030		234,391	237,895
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (c)		1,600,000	1,617,188
COOF Securitization Trust 2014-1 Ltd Series 2014-1 Class A, 3.313% 6/25/2040 (c)(d)(g)		28,348	2,004
Copar 2021-1 Series 2021-1 Class A3, 0.77% 9/15/2026		473,227	472,051
Corevest American Finance Trust Series 2018-1 Class E, 5.9319% 6/15/2051 (c)(d)		3,034,000	2,984,991
Corevest American Finance Trust Series 2020-2 Class A, 3.376% 5/15/2052 (c)		6,899	6,844
Corevest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/2052 (c)		3,444,135	3,406,095
Countrywide Asset Bd Ctf 06-11 Tr Series 2006-11 Class 1AF4, 6.3% 12/25/2035 (Ambac Assurance Corp Insured) (d)		1,032,061	998,081
CPS Auto Receivables Trust Series 2023-D Class C, 7.17% 1/15/2030 (c)		2,500,000	2,549,330
Credit Acceptance Auto Loan Trust Series 2022-3A Class A, 6.57% 10/15/2032 (c)		147,285	147,384
Credit Acceptance Auto Loan Trust Series 2022-3A Class D, 9% 4/18/2033 (c)		292,000	299,556
Credit Acceptance Auto Loan Trust Series 2023-1A Class C, 7.71% 7/15/2033 (c)		1,008,000	1,035,642
Credit Acceptance Auto Loan Trust Series 2023-2A Class C, 7.15% 9/15/2033 (c)		658,000	672,140
Credit Acceptance Auto Loan Trust Series 2023-3A Class C, 7.62% 12/15/2033 (c)		4,000,000	4,145,418
Credit Acceptance Auto Loan Trust Series 2023-5A Class C, 7.3% 4/17/2034 (c)		2,550,000	2,644,638
Credit Acceptance Auto Loan Trust Series 2024-3A Class C, 5.39% 1/16/2035 (c)		3,000,000	3,018,679
CWABS Asset Backed Certificates Trust Series 2006-14 Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.8742% 2/25/2037 (b)		367,982	318,125
CWABS Asset Backed Notes Trust Series 2007-SEA2 Class 2A1, CME Term SOFR 1 month Index + 1.6145%, 5.9392% 6/25/2047 (b)(c)(d)		74,853	59,566
CWABS Inc Asset-Backed Certificates Series 2004-1 Class 3A, CME Term SOFR 1 month Index + 0.6745%, 4.9992% 4/25/2034 (b)(d)		8,675	7,940
CWABS Inc Asset-Backed Certificates Series 2004-6 Class M1, CME Term SOFR 1 month Index + 1.0145%, 5.3392% 10/25/2034 (b)(d)		2,625	2,605
CWABS Inc Asset-Backed Certificates Series 2005-3 Class MF3, 5.682% 8/25/2035 (d)(i)		1,179,789	880,744
CyrusOne Data Centers Issuer I LLC Series 2025-1A Class A2, 5.91% 2/20/2050 (c)		2,590,000	2,634,368
Databank Issuer LLC Series 2021-1A Class A2, 2.06% 2/27/2051 (c)		564,627	550,297
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)		6,781,880	6,674,447
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)		1,389,600	1,331,491
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (c)		2,155,000	2,159,132
Diamond Infrastructure Funding LLC Series 2021-1A Class A, 1.76% 4/15/2049 (c)		1,200,000	1,135,554
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)		142,322	142,543
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)		2,091,000	2,114,631
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)		1,584,903	1,587,259
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)		979,000	992,641
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)		1,196,160	1,129,055
Drive Auto Receivables Trust Series 2024-2 Class D, 4.94% 5/17/2032		2,200,000	2,191,922
DT Auto Owner Trust Series 2023-2A Class E, 11.06% 4/15/2030 (c)		800,000	861,152
DT Auto Owner Trust Series 2023-3A Class D, 7.12% 5/15/2029 (c)		3,936,000	4,075,460
DT Auto Owner Trust Series 2023-3A Class E, 10.21% 5/15/2030 (c)		950,000	1,013,165
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)		4,210,000	4,220,235
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. SOFR Index + 0.6845%, 5.0065% 11/25/2070 (b)(c)(d)		511,313	504,154
Elara HGV Timeshare Issuer LLC Series 2019-A Class C, 3.45% 1/25/2034 (c)		18,434	18,082
Elara HGV Timeshare Issuer LLC Series 2021-A Class D, 3.32% 8/27/2035 (c)		235,153	218,575
ELFI Graduate Loan Program LLC Series 2023-A Class A, 6.37% 2/4/2048 (c)		524,512	542,350
Elfi Graduate Loan Program LLC Series 2024-A Class A, 5.56% 8/25/2049 (c)		1,079,322	1,088,109
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A4, 4.58% 12/22/2031 (c)		960,000	957,944
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)		3,143,400	3,189,228
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (c)		3,400,000	3,404,688
Enterprise Fleet Financing LLC Series 2024-4 Class A4, 4.7% 6/20/2031 (c)		82,000	82,327
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)		1,454,742	1,461,074
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)		1,900,000	1,928,929
Equity One Mortgage Pass-Through Trust 2002-5 Series 2003-3 Class M2, 5.459% 12/25/2033 (d)		836,576	707,410
Exeter Automobile Receivables Trust Series 2023-4A Class D, 6.95% 12/17/2029		1,205,000	1,239,987
Exeter Automobile Receivables Trust Series 2023-4A Class E, 9.57% 2/18/2031 (c)		1,015,000	1,108,295
Exeter Automobile Receivables Trust Series 2023-5A Class D, 7.13% 2/15/2030		1,467,000	1,522,376
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028		695,000	694,407
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		475,000	474,328
FHF Issuer Trust Series 2023-2A Class C, 7.97% 12/17/2029 (c)		3,000,000	3,157,144
Figre Trust Series 2024-SL1 Class A1, 5.748% 7/25/2053 (c)		1,306,261	1,301,412
First Frankin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 month Index + 0.3545%, 4.6792% 10/25/2036 (b)		33,913	21,286
Firstkey Homes Trust Series 2020-SFR1 Class F1, 3.638% 8/17/2037 (c)		111,000	110,171
Firstkey Homes Trust Series 2020-SFR1 Class H, 0% 8/17/2037 (c)(h)		3,500,000	3,429,998
Firstkey Homes Trust Series 2020-SFR2 Class F1, 3.017% 10/19/2037 (c)		638,000	629,327
Firstkey Homes Trust Series 2020-SFR2 Class F2, 3.117% 10/19/2037 (c)		570,000	562,120
FirstKey Homes Trust Series 2021-SFR1 Class C, 1.888% 8/17/2038 (c)		1,100,000	1,054,243
FirstKey Homes Trust Series 2021-SFR1 Class E2, 2.489% 8/17/2038 (c)		292,000	279,969
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/2038 (c)		300,000	289,560
FirstKey Homes Trust Series 2021-SFR1 Class F2, 3.452% 8/17/2038 (c)		1,500,000	1,450,249
FirstKey Homes Trust Series 2021-SFR2 Class E2, 2.358% 9/17/2038 (c)		1,763,000	1,684,697
FirstKey Homes Trust Series 2021-SFR2 Class F2, 3.157% 9/17/2038 (c)		2,400,000	2,284,485
FirstKey Homes Trust Series 2021-SFR3 Class F2, 3.832% 12/17/2038 (c)		3,000,000	2,876,641
Firstkey Homes Trust Series 2022-SFR1 Class E1, 5% 5/19/2039 (c)		1,826,000	1,805,874
Firstkey Homes Trust Series 2022-SFR1 Class F1, 0% 5/19/2039 (c)(h)		2,000,000	1,730,158
Firstkey Homes Trust Series 2022-SFR1 Class F2, 0% 5/19/2039 (c)(h)		900,000	769,817
Firstkey Homes Trust Series 2022-SFR2 Class E2, 4.5% 7/17/2039 (c)		497,000	479,193
Firstkey Homes Trust Series 2022-SFR2 Class F1, 4.5% 7/17/2039 (c)		4,000,000	3,826,366
Firstkey Homes Trust Series 2022-SFR2 Class F2, 4.5% 7/17/2039 (c)		1,000,000	951,892
Firstkey Homes Trust Series 2022-SFR2 Class G, 4.5% 7/17/2039 (c)		1,700,000	1,594,545
Firstkey Homes Trust Series 2022-SFR3 Class E1, 3.5% 7/17/2038 (c)		3,500,000	3,394,913
Firstkey Homes Trust Series 2022-SFR3 Class E2, 3.5% 7/17/2038 (c)		229,000	221,407
Firstkey Homes Trust Series 2022-SFR3 Class F1, 0% 7/17/2038 (c)(h)		2,000,000	1,844,174
Flagship Credit Auto Trust Series 2023-2 Class C, 5.81% 5/15/2029 (c)		180,000	181,266
Flagship Credit Auto Trust Series 2023-3 Class D, 6.58% 8/15/2029 (c)		1,091,000	1,092,781
Flagship Credit Auto Trust Series 2024-1 Class A2, 5.64% 3/15/2028 (c)		522,240	523,522
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)		3,440,000	3,436,206
Fmc Gmsr Issuer Tr Series 2020-GT1 Class A, 4.45% 1/25/2026 (c)		438,000	423,929
Fmc Gmsr Issuer Tr Series 2021-GT1 Class B, 4.36% 7/25/2026 (c)		234,042	219,677
Fmc Gmsr Issuer Tr Series 2021-GT2 Class A, 3.85% 10/25/2026 (c)		4,000,000	3,758,293
Fmc Gmsr Issuer Tr Series 2021-GT2 Class B, 4.44% 10/25/2026 (c)		661,257	620,744
Fmc Gmsr Issuer Tr Series 2022-GT1 Class A, 6.19% 4/25/2027 (c)		4,292,553	4,288,288
Fmc Gmsr Issuer Tr Series 2022-GT1 Class B, 7.17% 4/25/2027 (c)		675,797	681,776
Fmc Gmsr Issuer Tr Series 2022-GT2 Class A, 7.9% 7/25/2027 (c)		373,005	375,679
Fmc Gmsr Issuer Tr Series 2022-GT2 Class B, 10.07% 7/25/2027 (c)		672,872	691,754
Fna 8 LLC Series 2025-1 Class A, 5.623% 3/15/2045 (c)(d)		644,338	643,999
Ford Auto Securitization Trust II Series 2024-AA Class A2, 5.053% 7/15/2028 (c)	CAD	3,997,419	2,958,675
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/2033 (c)		1,190,000	1,157,304
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)		5,800,000	5,818,298
Foundation Finance Trust Series 2020-1A Class C, 5.75% 7/16/2040 (c)		136,000	135,949
Foundation Finance Trust Series 2023-2A Class A, 6.53% 6/15/2049 (c)		213,016	220,547
Foundation Finance Trust Series 2023-2A Class B, 6.97% 6/15/2049 (c)		1,959,689	2,023,905
Foundation Finance Trust Series 2024-2A Class B, 4.93% 3/15/2050 (c)		100,000	99,204
Freed ABS Trust Series 2021-3FP Class D, 2.37% 11/20/2028 (c)		430,967	428,521
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/2038 (c)		128,000	120,903
FS Rialto Issuer LLC Series 2024-FL9 Class A, CME Term SOFR 1 month Index + 1.6306%, 5.955% 10/19/2039 (b)(c)(d)		245,000	245,229
FS Rialto Issuer LLC Series 2025-FL10 Class A, CME Term SOFR 1 month Index + 1.3851%, 5.7117% 8/19/2042 (b)(c)(d)		110,000	109,588
Gcbsl Series 2025-48A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.591% 4/17/2038 (b)(c)(d)		250,000	250,438
GE Mortgage Services LLC Series 1999-HE1 Class A6, 6.7% 4/25/2029		2,235	2,223
Genesis Sales Fin Master Tr Series 2024-B Class A, 5.87% 12/20/2032 (c)		7,400,000	7,421,430
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)		4,904,782	4,860,124
Gls Auto Receivables Issuer Tr 2023-2 Series 2023-2A Class C, 5.69% 3/15/2029 (c)		341,000	342,853
Gls Auto Receivables Issuer Trust 2024-2 Series 2024-2A Class A2, 5.77% 6/15/2027 (c)		922,348	923,937
GLS Auto Receivables Issuer Trust Series 2022-1A Class D, 3.97% 1/18/2028 (c)		4,619,000	4,587,856
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class D, 6.44% 5/15/2029 (c)		1,407,000	1,438,179
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class E, 9.27% 8/15/2030 (c)		1,000,000	1,072,895
GLS Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/2029 (c)		175,000	178,743
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028		2,701,900	2,718,554
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026		965,694	967,615
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)		3,610,000	3,631,334
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3695% 4/20/2034 (b)(c)(d)		5,780,000	5,774,180
Goldman Home Improvement Trust 2022-Grn1 Issuer Trust Series 2022-GRN1 Class A, 4.5% 6/25/2052 (c)		186,586	185,439
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/2053 (c)		115,926	102,660
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/2061 (c)		577,261	541,776
Goodleap Home Improvement Solutions Trust Series 2024-1A Class A, 5.35% 10/20/2046 (c)		1,160,511	1,161,184
Goodleap Home Improvement Solutions Trust Series 2025-1A Class A, 5.38% 2/20/2049 (c)		2,661,443	2,672,389
Goodleap Home Improvement Solutions Trust Series 2025-1A Class B, 6.27% 2/20/2049 (c)		34,919	35,023
Goodleap Sustainable Home Solution Trust Series 2023-3C Class A, 6.5% 7/20/2055 (c)		840,576	782,614
Goodleap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (c)		1,546,579	1,507,370
Goodleap Sustainable Home Solution Trust Series 2024-1GS Class A, 6.25% 6/20/2057 (c)		2,665,560	2,532,998
Gracie Point International Funding LLC Series 2023-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.95%, 6.3744% 9/1/2026 (b)(c)(d)		100,103	99,990
Gracie Point International Funding LLC Series 2024-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.7%, 6.1218% 3/1/2028 (b)(c)(d)		318,000	316,700
Granite Park Equipment Leasing LLC Series 2023-1A Class E, 7% 6/20/2035 (c)		1,587,000	1,553,841
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (c)		5,000,000	4,992,993
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (c)		1,400,000	1,396,970
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)		4,445,000	4,442,022
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A3, 5.55% 6/25/2059 (c)		500,000	510,067
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A4, 5.67% 6/25/2059 (c)		1,007,695	1,024,610
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class B, 5.87% 6/25/2059 (c)		100,000	101,132
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (c)		4,310,674	4,316,342
Greensky Home Improvement Trust Series 2024-2 Class A3, 5.15% 10/27/2059 (c)		3,500,000	3,521,616
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (c)		194,213	195,141
Greensky Home Improvement Trust Series 2024-2 Class B, 5.26% 10/27/2059 (c)		758,000	757,577
Greensky Home Improvement Trust Series 2024-2 Class C, 5.55% 10/27/2059 (c)		1,000,000	1,002,879
Greensky Home Improvement Trust Series 2024-2 Class D, 6.43% 10/27/2059 (c)		664,000	675,983
Greensky Home Impt Issuer Trust Series 2025-1A Class A3, 5.32% 3/25/2060 (c)		3,900,000	3,933,893
Greensky Home Impt Issuer Trust Series 2025-1A Class A4, 5.22% 3/25/2060 (c)		14,082,718	14,140,469
Gs Mortgage-Backed Securities Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 1/25/2055 (b)(c)(d)		3,132,241	3,099,665
GSAA Home Equity Trust Series 2006-18 Class AF3A, 5.7723% 11/25/2036		43,582	12,170
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)		3,484,000	3,473,182
Hero Fdg 2017-2 Series 2017-2A Class A2, 4.07% 9/20/2048 (c)		48,743	43,756
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/2042 (c)		13,019	11,641
Hero Funding Trust Series 2015-3A Class A, 4.28% 9/20/2041 (c)		29,075	27,303
Hertz Vehicle Financing LLC Series 2023-3A Class A, 5.94% 2/25/2028 (c)		1,197,000	1,214,497
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/2039 (c)		53,839	54,120
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (c)		2,033,600	2,084,764
Hilton Grand Vacations Trust Series 2024-1B Class D, 8.85% 9/15/2039 (c)		1,557,011	1,575,555
Hinnt 2024-A LLC Series 2024-A Class E, 8% 3/15/2043 (c)		1,045,648	996,329
Home Partners of America Trust Series 2019-2 Class E, 3.32% 10/19/2039 (c)		269,944	255,443
Home Partners of America Trust Series 2021-3 Class E2, 3.347% 1/17/2041 (c)		389,594	349,486
Home Re Ltd Series 2021-2 Class M1C, U.S. 30-Day Avg. SOFR Index + 2.8%, 7.122% 1/25/2034 (b)(c)(d)		267,136	268,760
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)		2,337,490	2,232,272
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)		1,500,000	1,509,935
HSI Asset Securitization Corp Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 month Index + 0.2545%, 4.5792% 1/25/2037 (b)(d)		2,225,298	1,695,948
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (c)		278,140	278,500
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B2, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7283% 5/20/2032 (b)(c)(d)		213,839	214,686
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6783% 10/20/2032 (b)(c)(d)		409,317	410,335
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)		5,373,000	5,416,240
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (c)		2,300,000	2,305,138
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (c)		3,600,000	3,604,950
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028		1,343,489	1,351,831
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		3,357,000	3,381,631
Incref LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.7284%, 6.0584% 10/19/2042 (b)(c)(d)		201,000	201,280
J P Morgan Mortgage Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5283% 10/20/2054 (b)(c)(d)		638,262	636,153
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)		3,825,413	3,854,252
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		1,800,000	1,796,184
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/2037 (c)		320,695	321,690
Juniper Valley Park CLO LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.55%, 5.8195% 7/20/2036 (b)(c)(d)		250,000	249,614
Kgs-Alpha Sba Coof Tr Ser 2012-2 Series 2012-2 Class A, 0.8143% 8/25/2038 (c)(d)(g)		40,587	742
KGS-Alpha SBA COOF Trust Series 2012-4 Class A, 0.9066% 9/25/2037 (c)(d)(g)		49,913	823
KGS-Alpha SBA COOF Trust Series 2013-2 Class A, 1.7532% 3/25/2039 (c)(d)(g)		36,001	1,003
Lending Funding Trust 2020-2 Series 2020-2A Class A, 2.32% 4/21/2031 (c)		3,750,000	3,633,788
Lending Funding Trust 2020-2 Series 2020-2A Class D, 6.77% 4/21/2031 (c)		3,455,000	3,351,050
Lendmark Fdg Trust Series 2024-2A Class B, 4.86% 2/21/2034 (c)		100,000	98,629
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/2032 (c)		3,000,000	2,667,443
Lendmark Funding Trust 2022-1 Series 2022-1A Class C, 6.6% 7/20/2032 (c)		400,000	400,013
Lendmark Funding Trust Series 2021-1A Class A, 1.9% 11/20/2031 (c)		4,200,000	4,003,926
Lendmark Funding Trust Series 2021-1A Class D, 5.05% 11/20/2031 (c)		3,000,000	2,737,941
Lendmark Funding Trust Series 2024-1A Class B, 5.88% 6/21/2032 (c)		520,000	524,769
Lendmark Funding Trust Series 2024-1A Class D, 7.21% 6/21/2032 (c)		100,000	101,228
Lendmark Funding Trust Series 2025-1A Class A, 4.94% 9/20/2034 (c)		509,000	512,207
Lendmark Funding Trust Series 2025-1A Class E, 8.91% 9/20/2034 (c)		4,065,000	4,120,281
Loancore Issuer LLC Series 2025-CRE8 Class A, CME Term SOFR 1 month Index + 1.385%, 5.7117% 8/17/2042 (b)(c)(d)		143,000	142,446
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2022-2022A Class A2, 4.145% 2/1/2033		260,000	254,878
Lyra Music Assets Delaware LP Series 2024-2A Class A2, 5.76% 12/22/2064 (c)		379,455	373,461
Mariner Finance Issuance Trust Series 2021-AA Class E, 5.4% 3/20/2036 (c)		4,500,000	4,271,279
Mariner Finance Issuance Trust Series 2021-BA Class E, 4.68% 11/20/2036 (c)		3,000,000	2,714,170
Mariner Finance Issuance Trust Series 2023-AA Class A, 6.7% 10/22/2035 (c)		1,364,000	1,372,492
Mariner Finance Issuance Trust Series 2023-AA Class B, 7.11% 10/22/2035 (c)		733,000	743,166
Mariner Finance Issuance Trust Series 2024-AA Class A, 5.13% 9/22/2036 (c)		279,000	280,964
Mariner Finance Issuance Trust Series 2024-BA Class A, 4.91% 11/20/2038 (c)		792,000	791,370
Mariner Finance Issuance Trust Series 2024-BA Class D, 6.36% 11/20/2038 (c)		100,000	100,100
Mariner Finance Issuance Trust Series 2024-BA Class E, 8.8% 11/20/2038 (c)		4,000,000	4,077,616
Mariner Finance Issuance Trust Series 2025-AA Class A, 4.98% 5/20/2038 (c)		9,763,000	9,805,713
Mariner Finance Issuance Trust Series 2025-AA Class B, 5.33% 5/20/2038 (c)		104,000	104,488
Mariner Finance Issuance Trust Series 2025-AA Class C, 5.69% 5/20/2038 (c)		107,000	107,568
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/2033 (c)		193,000	194,170
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)		286,173	286,623
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 month Index + 1.8395%, 6.1642% 6/25/2035 (b)(d)		1,816,559	1,864,389
MASTR Asset Backed Securities Trust Series 2007-NCW Class A1, CME Term SOFR 1 month Index + 0.4145%, 4.7392% 5/25/2037 (Assured Guaranty Ltd Insured) (b)(c)(d)		1,030,496	893,197
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028		2,356,000	2,380,786
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028		6,500,000	6,478,618
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027		3,295,968	3,294,502
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)		2,986,464	3,012,228
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)		2,907,897	2,925,655
MF1 LLC Series 2024-FL14 Class A, CME Term SOFR 1 month Index + 1.737%, 6.0637% 3/19/2039 (b)(c)(d)		100,000	100,313
MF1 LLC Series 2025-FL19 Class A, CME Term SOFR 1 month Index + 1.4881%, 5.8181% 5/18/2042 (b)(c)(d)		289,000	288,457
MFA Trust Series 2024-NPL1 Class A1, 6.33% 9/25/2054		532,156	533,944
Mid-State Capital Corp Trust Series 2005-1 Class M1, 6.106% 1/15/2040		11,469	11,454
Mid-State Capital Corp Trust Series 2006-1 Class A, 5.787% 10/15/2040 (c)		14,956	14,968
Mid-State Capital Corp Trust Series 2006-1 Class M1, 6.083% 10/15/2040 (c)		18,146	18,172
Morgan Stanley ABS Capital I Inc Series 2003-SD1 Class M1, CME Term SOFR 1 month Index + 2.3645%, 6.6892% 3/25/2033 (b)		1,584	1,546
Morgan Stanley ABS Capital I Inc Series 2006-HE4 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.9192% 6/25/2036 (b)		3,236,246	1,618,720
Morgan Stanley ABS Capital I Inc Series 2007-NC3 Class A2D, CME Term SOFR 1 month Index + 0.3745%, 4.6992% 5/25/2037 (b)(d)		1,787,510	1,367,005
Morgan Stanley Mortgage Loan Trust Series 2006-12XS Class A4, 6.5119% 10/25/2036 (f)		75,277	16,659
Morgan Stanley Mortgage Loan Trust Series 2006-16AX Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 11/25/2036 (b)		40,729	10,802
Morgan Stanley Mortgage Loan Trust Series 2007-3XS Class 2A4S, 6.4631% 1/25/2047 (f)		805,580	280,906
Mosaic Solar Loans Trust Series 2023-4A Class A, 6.4% 5/20/2053 (c)		191,070	193,217
MVW 2022-2 LLC Series 2022-2A Class D, 9% 10/21/2041 (c)		221,054	222,641
Navesink CLO 2 Ltd Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.5261% 4/15/2036 (b)(c)(d)		1,000,000	998,008
Navient Private Education Refi Loan Trust Series 2019-FA Class A2, 2.6% 8/15/2068 (c)		1,686,319	1,617,903
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (c)		593,093	597,248
Navient Student Loan Trust Series 2015-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0365% 4/25/2040 (b)(d)		1,613,791	1,536,261
Navient Student Loan Trust Series 2023-BA Class A1A, 6.48% 3/15/2072 (c)		110,402	113,361
Navient Student Loan Trust Series 2023-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.7%, 6.0323% 3/15/2072 (b)(c)(d)		153,579	154,869
Nelnet Student Loan Trust Series 2021-A Class A1, CME Term SOFR 1 month Index + 0.9145%, 5.2389% 4/20/2062 (b)(c)(d)		893,150	891,978
Nelnet Student Loan Trust Series 2021-A Class A2, CME Term SOFR 1 month Index + 1.1445%, 5.4689% 4/20/2062 (b)(c)(d)		410,000	405,852
Nelnet Student Loan Trust Series 2021-A Class B1, 2.85% 4/20/2062 (c)		142,000	123,736
Nelnet Student Loan Trust Series 2023-PL1A Class A1A, U.S. 30-Day Avg. SOFR Index + 2.25%, 6.572% 11/25/2053 (b)(c)(d)		110,784	110,783
Nelnet Student Loan Trust Series 2025-AA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4323% 3/15/2057 (b)(c)(d)		993,289	986,021
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8454% 11/25/2033 (f)		5,034	4,865
New Residential Mortgage Loan Trust Series 2022-SFR1 Class F, 4.443% 2/17/2039 (c)		2,100,000	2,013,565
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 month Index + 0.3445%, 4.6692% 4/25/2037 (b)		1,100,271	1,089,297
Newrez LLC / Newres Gmsr Excess Owner LLC Series 2021-GNT1 Class A, 3.474% 11/25/2026 (c)		1,592,309	1,518,976
Nissan Auto Lease Trust Series 2023-B Class A4, 5.61% 11/15/2027		270,000	270,977
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		4,700,000	4,740,925
Nissan Auto Receivables Owner Trust Series 2024-B Class A3, 4.34% 3/15/2029		1,000,000	999,351
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1 Class A, 3.844% 12/25/2025 (c)		105,324	103,999
NRZ FHT Excess LLC Series 2020-FHT1 Class A, 4.212% 11/25/2025 (c)		596,364	590,408
OCP CLO Ltd / OCP CLO LLC Series 2024-13A Class AR2, CME Term SOFR 3 month Index + 1.34%, 5.6095% 11/26/2037 (b)(c)(d)		570,000	570,570
OCP CLO Ltd Series 2024-8RA Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5298% 10/17/2036 (b)(c)(d)		973,664	972,633
OCP CLO Ltd Series 2024-8RA Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9298% 10/17/2036 (b)(c)(d)		250,000	250,018
Octane Receivables Trust Series 2023-2A Class C, 6.24% 6/20/2031 (c)		2,589,000	2,620,434
Onemain Direct Auto Receivables Trst Series 2025-1A Class D, 6.1% 7/14/2037 (c)		100,000	100,476
OneMain Financial Issuance Trust Series 2020-2A Class B, 2.21% 9/14/2035 (c)		1,050,000	992,667
OneMain Financial Issuance Trust Series 2023-2A Class B, 6.17% 9/15/2036 (c)		5,714,000	5,862,051
OneMain Financial Issuance Trust Series 2023-2A Class C, 6.74% 9/15/2036 (c)		1,300,000	1,330,962
OneMain Financial Issuance Trust Series 2023-2A Class D, 7.52% 9/15/2036 (c)		2,400,000	2,468,496
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (c)		777,000	800,972
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (c)		1,468,723	1,468,620
Oportun Issuance Trust 2022-3 Series 2022-3 Class C, 10.147% 1/8/2030 (c)		7,779	7,784
Oportun Issuance Trust Series 2021-B Class B, 1.96% 5/8/2031 (c)		73,643	71,757
Oportun Issuance Trust Series 2021-B Class C, 3.65% 5/8/2031 (c)		1,179,494	1,161,301
Oportun Issuance Trust Series 2021-C Class A, 2.18% 10/8/2031 (c)		3,114,337	3,036,431
Oportun Issuance Trust Series 2022-A Class A, 5.05% 6/9/2031 (c)		78,049	77,988
Oportun Issuance Trust Series 2022-A Class C, 7.4% 6/9/2031 (c)		160,000	162,255
Option One Mortgage Loan Trust 2007-FXD1 Series 2007-FXD1 Class 3A4, 5.86% 1/25/2037 (Ambac Assurance Corp Insured) (f)		88,521	86,116
Owl Rock Clo Xviii LLC Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.7%, 5.9752% 7/24/2036 (b)(c)(d)		250,000	250,567
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (c)		2,311,691	2,328,851
Park Ave Institutional Advisers CLO Ltd /Park Ave Institutional Advisers CLO LLC Series 2021-1A Class A1AR, CME Term SOFR 3 month Index + 1.2616%, 5.5311% 10/20/2031 (b)(c)(d)		424,747	424,535
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)		1,415,000	1,416,750
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)		971,746	979,212
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)		5,888,713	5,565,123
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)		4,545,420	4,409,623
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)		4,062,360	3,701,901
Pmt Credit Risk Transfer Trust 2024-3r Series 2024-3R Class A, U.S. 30-Day Avg. SOFR Index + 3.1%, 7.4142% 9/27/2028 (b)(c)(d)		4,417,157	4,400,492
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)		5,525,000	5,541,725
PRET LLC Series 2024-NPL4 Class A1, 6.9961% 7/25/2054 (c)		310,402	310,237
PRET LLC Series 2024-NPL5 Class A1, 5.963% 9/25/2054 (c)(d)		1,196,652	1,194,907
PRET LLC Series 2024-RN2 Class A1, 7.1249% 4/25/2054 (c)		191,169	191,313
Pret LLC Series 2025-NPL3 Class A1, 6.7076% 4/25/2055 (c)		3,477,907	3,479,226
PRET Trust Series 2025-NPL1 Class A1, 6.063% 2/25/2055 (c)		9,207,713	9,239,999
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)		1,528,915	1,519,689
Progress Residential Trust Series 2021-SFR10 Class E1, 3.567% 12/17/2040 (c)		5,672,036	5,345,924
Progress Residential Trust Series 2021-SFR11 Class E1, 3.378% 1/17/2039 (c)		4,000,000	3,727,912
Progress Residential Trust Series 2021-SFR3 Class E2, 2.688% 5/17/2026 (c)		281,728	276,225
Progress Residential Trust Series 2021-SFR3 Class F, 3.436% 5/17/2026 (c)		1,500,000	1,475,958
Progress Residential Trust Series 2021-SFR8 Class E1, 2.382% 10/17/2038 (c)		722,000	696,931
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (c)		4,000,000	3,870,602
Progress Residential Trust Series 2022-SFR1 Class E1, 3.93% 2/17/2041 (c)		479,000	446,879
Progress Residential Trust Series 2022-SFR1 Class F, 4.88% 2/17/2041 (c)		4,000,000	3,697,413
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (c)		643,616	622,361
Progress Residential Trust Series 2022-SFR3 Class D, 4.45% 4/17/2039 (c)		4,705,000	4,593,455
Progress Residential Trust Series 2022-SFR3 Class E2, 5.6% 4/17/2039 (c)		588,000	582,740
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (c)		2,169,037	2,155,356
Progress Residential Trust Series 2023-SFR1 Class E1, 6.15% 3/17/2040 (c)		1,822,000	1,814,415
Progress Residential Trust Series 2023-SFR2 Class D, 4.5% 10/17/2040 (c)		2,550,000	2,456,232
Progress Residential Trust Series 2023-SFR2 Class E1, 4.75% 10/17/2040 (c)		3,231,000	3,108,144
Progress Residential Trust Series 2024-SFR2 Class E1, 3.4% 4/17/2041 (c)(d)		100,000	91,035
Progress Residential Trust Series 2025-SFR2 Class E1, 3.725% 4/17/2042 (c)(d)		3,400,000	3,068,123
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)		1,198,505	1,168,118
Rckt Mortgage Trust 2024-Ces3 Series 2024-CES3 Class A1A, 6.591% 5/25/2044 (c)(d)		776,844	785,768
RCKT Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/2044 (c)		1,345,173	1,350,665
Ready Capital Mortgage Financing LLC Series 2023-FL11 Class A, CME Term SOFR 1 month Index + 2.374%, 6.6987% 10/25/2039 (b)(c)(d)		313,260	313,843
Regional Management Issuance Trust Series 2021-1 Class B, 2.42% 3/17/2031 (c)		239,000	236,572
Regional Management Issuance Trust Series 2021-1 Class D, 5.07% 3/17/2031 (c)		3,300,000	3,248,723
Regional Management Issuance Trust Series 2021-2 Class A, 1.9% 8/15/2033 (c)		520,000	491,959
Regional Management Issuance Trust Series 2022-1 Class A, 3.07% 3/15/2032 (c)		131,883	130,707
Regional Management Issuance Trust Series 2024-1 Class D, 7.46% 7/15/2036 (c)		100,000	102,907
Regional Management Issuance Trust Series 2024-2 Class A, 5.11% 12/15/2033 (c)		125,000	125,158
Renew 2017-1 Series 2017-1A Class A, 3.67% 9/20/2052 (c)		23,323	21,639
Renew 2017-1 Series 2017-1A Class B, 5.75% 9/20/2052 (c)		6,312	6,243
Republic Fin Issuance Tr 2024-A Series 2024-A Class B, 6.47% 8/20/2032 (c)		280,000	284,936
Republic Finance Issuance Trust Series 2024-B Class A, 5.42% 11/20/2037 (c)		2,996,000	3,021,814
Republic Finance Issuance Trust Series 2024-B Class B, 5.86% 11/20/2037 (c)		210,000	210,801
Santander Drive Auto Receivables Trust Series 2022-6 Class D, 5.69% 2/18/2031		3,300,000	3,329,804
Santander Drive Auto Receivables Trust Series 2023-2 Class C, 5.47% 12/16/2030		740,000	748,251
Santander Drive Auto Receivables Trust Series 2023-6 Class C, 6.4% 3/17/2031		500,000	512,949
Santander Drive Auto Receivables Trust Series 2024-2 Class D, 6.28% 8/15/2031		1,000,000	1,026,045
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029		1,500,000	1,504,495
Santander Drive Auto Receivables Trust Series 2025-2 Class D, 5.47% 5/15/2031		8,100,000	8,144,583
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)		4,015,760	3,802,604
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)		374,255	340,328
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)		2,753,000	2,695,978
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)		2,105,000	1,957,710
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (c)		3,081,000	3,106,599
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)		2,627,000	2,624,424
SCCU Auto Receivables Trust Series 2023-1A Class A4, 5.7% 8/15/2029 (c)		500,000	511,706
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/2032 (c)		2,500,000	2,563,726
Securitized Asset Backed LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 month Index + 0.3945%, 4.7192% 6/25/2036 (b)(d)		1,923,028	1,287,470
Service Experts Issuer LLC Series 2024-1A Class A, 6.39% 11/20/2035 (c)		168,648	170,886
Sesac Finance LLC Series 2019-1 Class A2, 5.216% 7/25/2049 (c)		942,500	931,460
Sesac Finance LLC Series 2024-1 Class A2, 6.421% 1/25/2054 (c)		52,338	52,635
SFS Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (c)		67,073	67,121
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (c)		1,754,000	1,772,525
Sierra Timeshare Receivables Funding LLC Series 2022-1A Class D, 6% 10/20/38 (c)		109,370	107,929
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D, 9.8% 1/20/2040 (c)		732,546	753,702
Sierra Timeshare Receivables Funding LLC Series 2023-2A Class D, 9.72% 4/20/2040 (c)		473,410	488,775
Sierra Timeshare Receivables Funding LLC Series 2023-3A Class D, 9.44% 9/20/2040 (c)		375,028	384,703
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (c)		2,370,000	2,417,400
Smb Private Ed Ln Tr 2023-B Series 2023-B Class A1B, U.S. 30-Day Avg. SOFR Index + 1.8%, 6.1323% 10/16/2056 (b)(c)(d)		944,865	963,345
SMB Private Education Loan Trust Series 2017-B Class B, 3.5% 12/16/2041 (c)		500,000	483,892
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 5.1632% 1/15/2037 (b)(c)(d)		291,391	290,752
SMB Private Education Loan Trust Series 2018-C Class A2B, CME Term SOFR 1 month Index + 0.8645%, 5.1932% 11/15/2035 (b)(c)(d)		455,160	454,133
SMB Private Education Loan Trust Series 2021-A Class B, 2.31% 1/15/2053 (c)		606,302	586,627
SMB Private Education Loan Trust Series 2024-A Class A1A, 5.24% 3/15/2056 (c)		2,155,971	2,170,832
SMB Private Education Loan Trust Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7823% 3/15/2056 (b)(c)(d)		5,244,185	5,267,168
SMB Private Education Loan Trust Series 2024-A Class B, 5.88% 3/15/2056 (c)		156,000	158,773
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4313% 6/17/2052 (b)(c)(d)		150,993	149,897
SMB Private Education Loan Trust Series 2024-D Class A1A, 5.38% 7/15/2053 (c)		1,346,418	1,361,693
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (c)		1,802,607	1,805,588
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (c)		2,297,522	2,297,009
SoFi Consumer Loan Program Trust Series 2025-1 Class B, 5.12% 2/27/2034 (c)		239,000	239,803
SoFi Professional Loan Program Trust Series 2024-1A Class A, 6.06% 2/12/2031 (c)		244,891	245,943
SoFi Professional Loan Program Trust Series 2024-1A, 0% 2/12/2031 (c)		10,000	282,616
Soundview Home Loan Trust Series 2005-OPT3 Class M4, CME Term SOFR 1 month Index + 1.1345%, 5.4592% 11/25/2035 (b)(d)		45,000	35,696
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 month Index + 0.6395%, 4.9642% 1/25/2037 (b)		31,403	29,775
Soundview Home Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 month Index + 0.1945%, 4.5192% 6/25/2037 (b)(d)		19,803	12,622
Star Trust Series 2025-SFR5 Class D, CME Term SOFR 1 month Index + 2.45%, 6.779% 2/17/2042 (b)(c)(d)		1,083,333	1,087,347
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (c)		1,470,625	1,352,565
Stream Innovations Issuer Trust Series 2024-2A Class A, 5.21% 2/15/2045 (c)		3,938,171	3,947,202
Stream Innovations Issuer Trust Series 2024-2A Class C, 9.05% 2/15/2045 (c)		1,050,000	1,075,828
Stream Innovations Issuer Trust Series 2025-1A Class A, 5.05% 9/15/2045 (c)		4,831,000	4,839,696
Structured Asset Securities Corp Mortgage Loan Trust 2007-GEL2 Series 2007-GEL2 Class M1, CME Term SOFR 1 month Index + 1.1645%, 5.4892% 5/25/2037 (b)(c)		84,405	65,924
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)		4,382,975	4,449,295
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)		8,406,755	8,483,797
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)		5,267,530	5,363,394
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)		5,273,500	5,147,229
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)		5,273,500	5,178,797
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)		2,636,750	2,587,822
Sunrun Artemis Issuer LLC Series 2024-2A Class A1, 6.25% 7/30/2059 (c)		4,918,541	4,781,159
Switch Abs Issuer LLC Series 2024-2A Class A2, 5.436% 6/25/2054 (c)		2,665,000	2,655,070
Switch Abs Issuer LLC Series 2025-1A Class A2, 5.036% 3/25/2055 (c)		3,470,000	3,379,846
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (b)(d)		3,028	3,109
Terwin Mortgage Trust Series 2005-10HE Class M5, CME Term SOFR 1 month Index + 1.1345%, 5.4592% 6/25/2036 (b)		172,825	157,232
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)		935,013	936,267
Tesla Auto Lease Trust Series 2023-B Class A4, 6.22% 3/22/2027 (c)		2,888,000	2,905,187
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)		317,388	317,636
Tesla Sustainable Energy Trust Series 2024-1A Class A2, 5.08% 6/21/2050 (c)		3,973,596	3,973,542
Theorem Funding Trust 2022-2 Series 2022-2A Class A, 6.06% 12/15/2028 (c)		20,530	20,547
TOWD Point Mortgage Trust Series 2024-CES1 Class A1A, 5.848% 1/25/2064 (c)		713,643	713,178
TOWD Point Mortgage Trust Series 2024-CES2 Class A1A, 6.125% 2/25/2064 (c)		563,928	565,647
TOWD Point Mortgage Trust Series 2024-CES3 Class A1, 6.29% 5/25/2064 (c)		1,642,250	1,652,538
Towd Point Mortgage Trust Series 2024-CES5 Class A1, 5.167% 9/25/2064 (c)		4,318,472	4,286,427
Towd Point Mortgage Trust Series 2024-CES5 Class A2, 5.202% 9/25/2064 (c)		3,000,000	2,951,106
Towd Point Mortgage Trust Series 2025-CRM1 Class A1, 5.799% 1/25/2065 (c)		3,786,732	3,807,795
Toyota Auto Receivables 2022-D Owner Trust Series 2022-D Class A3, 5.3% 9/15/2027		3,185,733	3,198,314
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)		354,194	354,268
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (c)		204,000	200,439
Tricon American Homes Series 2020-SFR1 Class E, 3.544% 7/17/2038 (c)		800,000	782,238
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)		233,779	233,902
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (c)		2,700,000	2,717,114
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (c)		1,649,937	1,674,707
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 4.8678% 8/25/2051 (c)		1,963,288	1,957,586
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027		2,840,000	2,863,201
Volt 2021-Npl5 Series 2021-NPL5 Class A1, 6.1157% 3/27/2051 (c)(f)		68,586	68,544
Volt C LLC Series 2021-NPL9 Class A1, 5.9918% 5/25/2051 (c)(d)		218,622	218,147
VOLT CI LLC Series 2021-NP10 Class A1, 5.9918% 5/25/2051 (c)(d)		368,243	367,336
VOLT XCIII LLC Series 2021-NPL2 Class A1, 5.8925% 2/27/2051 (c)(d)		106,109	105,991
Volt Xciv LLC Series 2021-NPL3 Class A1, 6.2395% 2/27/2051 (c)(d)		1,008,135	1,007,235
Volt Xcix LLC Series 2021-NPL8 Class A1, 6.1157% 4/25/2051 (c)		50,986	50,956
VOLT XCV LLC Series 2021-NPL4 Class A1, 6.2396% 3/27/2051 (c)(f)		45,898	45,841
Volt Xcvii LLC Series 2021-NPL6 Class A1, 6.2395% 4/25/2051 (c)		82,039	81,910
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1 Class 2A3, CME Term SOFR 1 month Index + 0.2645%, 4.7392% 1/25/2037 (b)(d)		1,559,560	700,897
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A2, CME Term SOFR 1 month Index + 0.3045%, 4.6292% 4/25/2037 (b)		2,335,083	848,418
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A3, CME Term SOFR 1 month Index + 0.25%, 4.6892% 4/25/2037 (b)(d)		2,646,757	878,658
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A4, CME Term SOFR 1 month Index + 0.36%, 4.7992% 4/25/2037 (b)(d)		1,211,077	399,157
Westlake Automobile Receivable Tr Series 2023-4A Class D, 7.19% 7/16/2029 (c)		2,100,000	2,177,756
Westlake Automobile Receivables Trust Series 2023-3A Class C, 6.02% 9/15/2028 (c)		1,900,000	1,921,913
Westlake Automobile Receivables Trust Series 2023-3A Class D, 6.47% 3/15/2029 (c)		2,169,000	2,218,639
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)		7,669,647	7,770,088
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)		2,883,664	2,908,834
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)		4,653,000	4,665,579
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)		997,159	1,018,185
Wingstop Funding LLC Series 2020-1A Class A2, 2.841% 12/5/2050 (c)		3,694,735	3,484,995
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028		2,852,245	2,853,143
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028		1,693,000	1,698,746
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61% 2/15/2028		1,952,418	1,960,786
TOTAL UNITED STATES			905,967,745
TOTAL ASSET-BACKED SECURITIES (Cost $2,048,353,966)			2,059,382,878

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Telenet Financing USD LLC Tranche AR 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4432% 4/30/2028 (b)(d)(j)	111,723	109,152
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/20/2030 (b)(d)(j)	231,165	230,125
Materials - 0.0%
Containers & Packaging - 0.0%
Balcan Innovations Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 10/18/2031 (b)(d)(j)(k)	134,949	128,033
TOTAL CANADA		358,158
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 5/22/2032 (b)(d)(j)(k)	283,259	282,196
Financials - 0.0%
Financial Services - 0.0%
Avolon TLB Borrower 1 US LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0727% 6/22/2030 (b)(d)(j)	788,067	787,838
TOTAL IRELAND		1,070,034
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 0%, 0% 5/25/2027 (b)(d)(j)(k)	870,011	865,660
NETHERLANDS - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Peer Holding III BV Tranche B5B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 0% 7/1/2031 (b)(d)(j)(k)	451,072	451,636
SPAIN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.4827% 11/15/2027 (b)(d)(j)	242,745	241,806
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0527% 10/31/2029 (b)(d)(j)	121,868	122,211
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (b)(d)(j)	4,975	4,986
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aggreko Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 8/16/2029 (b)(d)(j)(k)	35,781	35,826
TOTAL UNITED KINGDOM		163,023
UNITED STATES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7923% 7/1/2031 (b)(d)(j)	101,406	101,280
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/27/2032 (b)(d)(j)(k)	45,000	45,225
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (b)(d)(j)	1,600,000	1,582,896
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 3/9/2027 (b)(d)(j)	190,417	181,956
		1,911,357
Entertainment - 0.0%
Showtime Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 8/16/2031 (b)(d)(j)(k)	234,866	234,866
Interactive Media & Services - 0.0%
Delivery Hero Finco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 12/12/2029 (b)(d)(j)(k)	411,787	412,817
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 0% 1/2/2028 (j)(k)	224,705	201,533
		614,350
Media - 0.0%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.789% 10/28/2027 (b)(d)(j)	214,865	178,527
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5476% 12/15/2031 (b)(d)(j)	387,589	387,252
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(d)(j)	97,750	96,406
NEP Europe Finco BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 8/19/2026 (b)(d)(j)(k)	122,960	111,210
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3298% 2/7/2031 (b)(d)(j)	149,719	150,094
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9432% 1/31/2028 (b)(d)(j)	532,674	523,794
		1,447,283
TOTAL COMMUNICATION SERVICES		4,207,856

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (b)(d)(j)	720,000	717,523
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(d)(j)(k)	1,871,172	1,803,641
		2,521,164
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (b)(d)(j)	314,913	311,921
Red Ventures LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 3/4/2030 (b)(d)(j)	216,847	186,488
StubHub Holdco Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 3/15/2030 (b)(d)(j)(k)	78,778	76,710
		575,119
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 12/11/2030 (b)(d)(j)	293,520	290,622
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3231% 7/31/2028 (b)(d)(j)	178,220	177,089
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 6/12/2030 (b)(d)(j)	67,730	67,937
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(d)(j)	507,490	432,108
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(j)	247,847	227,709
		904,843
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 6/27/2031 (b)(d)(j)	139,300	139,126
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(d)(j)	230,206	216,944
Dessert Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/9/2028 (b)(d)(j)(k)	231,914	227,507
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0747% 11/8/2030 (b)(d)(j)	934,016	936,799
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1912% 3/15/2028 (b)(d)(j)	404,387	406,915
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(d)(j)	438,330	426,004
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.0768% 1/5/2029 (b)(d)(j)	508,213	507,577
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 3/14/2031 (b)(d)(j)	93,584	93,542
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(d)(j)	257,964	247,774
Voyager Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 5/9/2032 (b)(d)(j)(k)	453,826	445,104
		3,647,292
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(d)(j)	189,957	167,053
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (b)(d)(j)	193,760	191,914
		358,967
Specialty Retail - 0.0%
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 4/15/2028 (b)(d)(j)	1,193,304	829,645
Valvoline Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/19/2032 (b)(d)(j)(k)	185,000	185,231
		1,014,876
TOTAL CONSUMER DISCRETIONARY		9,312,883

Consumer Staples - 0.0%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (b)(d)(j)	180,091	180,822
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5576% 1/24/2029 (b)(d)(j)	1,225,312	868,220
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3076% 1/24/2030 (b)(d)(j)	154,335	54,017
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7076% 1/24/2029 (b)(d)(j)	1,162,729	1,144,568
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 3/31/2028 (b)(d)(j)	46,792	46,780
		2,294,407
Consumer Staples Distribution & Retail - 0.0%
United Natural Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 5/1/2031 (b)(d)(j)(k)	179,656	180,180
TOTAL CONSUMER STAPLES		2,474,587

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (b)(d)(j)	24,938	24,823
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(d)(j)	330,000	178,566
		203,389
Financials - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 4/9/2027 (b)(d)(j)(k)	549,098	533,004
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/18/2030 (b)(d)(j)(k)	342,920	343,657
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5139% 1/26/2028 (b)(d)(j)	227,587	226,927
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3327% 12/15/2031 (b)(d)(j)	35,795	35,690
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 11/17/2028 (b)(d)(j)(k)	1,700,000	1,644,224
		2,783,502
Consumer Finance - 0.0%
Blackhawk Network Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 3/12/2029 (b)(d)(j)(k)	225,100	225,627
Financial Services - 0.0%
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/31/2031 (b)(d)(j)	213,245	213,380
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (b)(d)(j)	174,563	174,629
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5715% 11/21/2031 (b)(d)(j)	108,641	108,871
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(d)(j)	190,000	188,159
		685,039
Insurance - 0.0%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5992% 2/16/2027 (b)(d)(j)	407,488	406,616
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (b)(d)(j)	4,988	4,951
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 1/30/2032 (b)(d)(j)	224,337	224,007
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (b)(d)(j)	184,056	182,983
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/20/2029 (b)(d)(j)	145,017	137,133
		955,690
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Blackstone Mortgage Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 2.6536% 4/23/2026 (b)(d)(j)	408,379	407,358
TOTAL FINANCIALS		5,057,216

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Archimedes Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/14/2032 (b)(d)(j)(k)	172,027	167,584
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/10/2027 (b)(d)(j)(k)	339,713	338,476
		506,060
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (b)(d)(j)	56,873	50,332
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3992% 10/1/2027 (b)(d)(j)	474,337	453,466
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 4/28/2028 (b)(d)(j)(k)	109,665	109,505
ModivCare Inc 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 0% 1/9/2026 (b)(d)(j)(k)	426,537	322,035
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(d)(j)	604,552	405,722
Pediatric Associates Holding Co LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 12/29/2028 (b)(d)(j)(k)	103,558	93,720
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5273% 12/4/2031 (b)(d)(j)	156,918	156,945
Star Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/27/2030 (b)(d)(j)(k)	81,884	80,410
		1,672,135
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (b)(d)(j)	195,000	184,790
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/5/2028 (b)(d)(j)	225,809	225,597
		410,387
TOTAL HEALTH CARE		2,588,582

Industrials - 0.0%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3285% 1/27/2032 (b)(d)(j)	15,000	14,934
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 8/24/2028 (b)(d)(j)	73,339	73,528
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 2/28/2031 (b)(d)(j)	180,596	180,536
		268,998
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (b)(d)(j)	174,273	172,989
Amspec Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 12/22/2031 (b)(d)(j)(k)	67,821	68,160
Amspec Parent LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 12/22/2031 (b)(d)(j)(k)	10,434	10,486
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/15/2031 (b)(d)(j)	161,197	139,839
Kelso Industries LLC 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/30/2029 (b)(d)(j)(k)	186,387	183,592
Kelso Industries LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/30/2029 (b)(d)(j)(k)	43,756	43,099
TruGreen LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/2/2027 (b)(d)(j)(k)	277,131	265,007
		883,172
Electrical Equipment - 0.0%
EFS Cogen Holdings I LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 10/3/2031 (b)(d)(j)(k)	157,661	158,549
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (b)(d)(j)	243,775	242,510
Machinery - 0.0%
Cleanova Holding Ltd 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 5/22/2032 (b)(d)(j)(k)	122,555	118,266
Oregon Tool Lux LP 2LN, term loan CME Term SOFR 3 month Index + 4%, 0% 10/15/2029 (b)(d)(j)(k)	313,090	244,993
		363,259
Marine Transportation - 0.0%
Pelican Products Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.4091% 12/29/2028 (b)(d)(j)	272,069	233,980
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/7/2032 (b)(d)(j)(k)	10,000	10,035
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (b)(d)(j)	10,000	9,991
		20,026
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(d)(j)	183,720	169,712
DTI Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 4/26/2029 (b)(d)(j)(k)	113,855	113,606
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6% 3/6/2028 (b)(d)(j)	111,667	49,878
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 3/6/2028 (b)(d)(j)(k)	182,083	79,935
		413,131
TOTAL INDUSTRIALS		2,583,625

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5798% 10/24/2031 (b)(d)(j)	174,563	174,236
IT Services - 0.0%
Arches Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 12/6/2027 (b)(d)(j)	258,251	253,946
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(d)(j)	313,632	293,836
ECI Macola/Max Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/9/2030 (b)(d)(j)(k)	116,407	116,491
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (b)(d)(j)	50,000	49,964
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/1/2028 (b)(d)(j)	298,850	258,397
Sabre GLBL Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1865% 6/30/2028 (b)(d)(j)	68,295	66,860
Sabre GLBL Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/15/2029 (b)(d)(j)(k)	162,981	161,079
X Corp 1LN, term loan 9.5% 10/26/2029 (j)	321,801	320,141
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (b)(d)(j)	243,641	241,170
		1,761,884
Software - 0.0%
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5527% 3/26/2032 (b)(d)(j)	110,000	109,980
Barracuda Networks Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 8/15/2029 (b)(d)(j)(k)	111,439	94,166
BMC Software Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 7/30/2031 (b)(d)(j)	112,234	111,375
Castle US Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 4/29/2030 (b)(d)(j)(k)	16,148	16,047
Castle US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 1/29/2027 (b)(d)(j)(k)	118,228	77,883
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (b)(d)(j)	173,833	173,291
EagleView Technology Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 8/14/2025 (b)(d)(j)(k)	512,057	496,568
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/22/2032 (b)(d)(j)	60,000	60,675
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2032 (b)(d)(j)	122,516	122,078
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (b)(d)(j)	230,000	229,816
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3285% 3/1/2029 (b)(d)(j)	2,566,036	2,464,677
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (b)(d)(j)	492,388	472,309
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (b)(d)(j)	74,789	72,452
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2797% 4/5/2030 (b)(d)(j)	350,972	323,003
		4,824,320
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(d)(j)	185,000	182,225
Xerox Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/17/2029 (b)(d)(j)(k)	142,282	136,591
		318,816
TOTAL INFORMATION TECHNOLOGY		7,079,256

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(d)(j)(l)	64,296	64,296
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(d)(j)	101,346	101,346
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(d)(j)	184,076	174,622
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(d)(j)	54,725	54,324
Technimark Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/14/2031 (b)(d)(j)(k)	571,574	570,146
		964,734
Real Estate - 0.0%
Health Care REITs - 0.0%
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0.85%, 0% 2/22/2027 (b)(d)(i)(j)(k)	225,641	221,692
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0.85%, 0% 8/20/2027 (b)(d)(i)(j)(k)	225,641	221,692
		443,384
Utilities - 0.0%
Electric Utilities - 0.0%
Edgewater Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/1/2030 (b)(d)(j)(k)	70,932	71,191
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 12/20/2030 (b)(d)(j)	416,772	417,072
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 1/27/2031 (b)(d)(j)	282,456	281,792
		770,055
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 1/31/2031 (b)(d)(j)(k)	362,353	361,785
Calpine Corp Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 2/15/2032 (b)(d)(j)(k)	330,486	330,079
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(d)(j)	189,495	187,126
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (b)(d)(j)	189,035	187,440
		1,066,430
TOTAL UTILITIES		1,836,485

TOTAL UNITED STATES		36,751,997
TOTAL BANK LOAN OBLIGATIONS (Cost $40,799,350)		40,011,466

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA 3.45% 7/27/2026	435,000	428,834
Capital One NA 4.65% 9/13/2028	500,000	500,411
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(d)	3,503,000	3,572,092
Morgan Stanley Bank NA 4.952% 1/14/2028 (d)	546,000	549,280
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,533,000	2,574,345

TOTAL BANK NOTES (Cost $7,359,208)		7,624,962

Collateralized Mortgage Obligations - 2.3%
		Principal Amount (a)	Value ($)
BERMUDA - 0.0%
Bellemeade Re Ltd Series 2024-1 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.15%, 6.472% 8/25/2034 (b)(c)(d)		3,500,000	3,512,742
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.201% 1/24/2063 (b)(c)	EUR	2,237,341	2,538,892
ITALY - 0.0%
Miltonia Mortgage Finance Srl Series 2024-1 Class B, 3 month EURIBOR + 1.3%, 3.458% 4/28/2062 (b)(e)	EUR	100,000	111,831
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.049% 5/26/2066 (b)(c)(d)	EUR	3,021,352	3,398,925
UNITED KINGDOM - 0.0%
Bletchley Park Funding PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.88%, 0% 1/27/2070 (b)(d)(e)	GBP	100,000	134,735
Bletchley Park Funding PLC Series 2025-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.38%, 0% 1/27/2070 (b)(d)(e)	GBP	100,000	134,735
Braccan Mortgage Funding Series 2024-1 Class X, SONIA Overnight Deposit Rates SWAP + 4.34%, 8.554% 2/15/2067 (b)(d)(e)	GBP	440,890	595,615
Castell PLC Series 2025-1 Class X1, SONIA Overnight Deposit Rates SWAP + 4.15%, 8.3606% 1/27/2062 (b)(d)(e)	GBP	100,000	134,733
Edenbrook Mortgage Funding PLC Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 6.3694% 3/22/2057 (b)(e)	GBP	99,231	133,782
Together Asset Backed Securitisation PLC Series 2025-CRE1 Class B, SONIA Overnight Deposit Rates SWAP + 1.5%, 5.7137% 1/15/2057 (b)(e)	GBP	100,000	134,053
Towd Point Mortgage Trust Series 2024-GR6A Class A1, SONIA Overnight Deposit Rates SWAP + 0.925%, 5.2953% 7/20/2053 (b)(c)	GBP	386,290	521,245
TOTAL UNITED KINGDOM			1,788,898
UNITED STATES - 2.3%
A&D Mortgage Trust Series 2023-NQM5 Class A1, 7.049% 11/25/2068 (c)		312,040	316,085
A&D Mortgage Trust Series 2024-NQM5 Class A1, 5.699% 11/25/2069 (c)		650,674	650,574
A&D Mortgage Trust Series 2024-NQM5 Class M1, 6.516% 11/25/2069 (c)		638,000	638,873
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (c)		4,121,239	4,114,636
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (c)		1,314,658	1,134,106
Alternative Loan Trust Series 2004-22CB Class 1A1, 6% 10/25/2034		5,531	5,513
Alternative Loan Trust Series 2005-11CB Class 2A6, 5.5% 6/25/2025		19,093	15,272
Alternative Loan Trust Series 2005-23CB Class A2, 5.5% 7/25/2035		3,435	2,772
Alternative Loan Trust Series 2005-29CB Class A6, 5.5% 7/25/2035		79,262	43,860
Alternative Loan Trust Series 2005-31 Class 1A1, CME Term SOFR 1 month Index + 0.6745%, 4.9992% 8/25/2035 (b)		1,108,685	998,851
Alternative Loan Trust Series 2005-42CB Class A1, CME Term SOFR 1 month Index + 0.7945%, 5.1192% 10/25/2035 (b)(d)		1,136,117	639,360
Alternative Loan Trust Series 2005-42CB Class A2, CME Term SOFR 1 month Index + 0.7645%, 5.0892% 10/25/2035 (b)(d)		860,260	482,576
Alternative Loan Trust Series 2005-54CB Class 1A11, 5.5% 11/25/2035		13,297	9,857
Alternative Loan Trust Series 2005-55CW Class 2A3, CME Term SOFR 1 month Index + 0.4645%, 4.7911% 11/25/2035 (b)(d)		139,261	103,425
Alternative Loan Trust Series 2005-59 Class 1A1, CME Term SOFR 1 month Index + 0.66%, 5.0989% 11/20/2035 (b)(d)		24,921	24,355
Alternative Loan Trust Series 2005-86CB Class A11, 5.5% 2/25/2036		8,365	4,752
Alternative Loan Trust Series 2006-28CB Class A14, 6.25% 10/25/2036		45,972	21,735
Alternative Loan Trust Series 2006-J4 Class 2A1, 6% 7/25/2036		226,696	125,407
Alternative Loan Trust Series 2006-OC1 Class 1A1, CME Term SOFR 1 month Index + 0.5745%, 4.8992% 3/25/2036 (b)		41,795	41,186
Alternative Loan Trust Series 2007-OA10 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 9/25/2047 (b)(d)		4,731,716	690,380
Alternative Loan Trust Series 2007-OH3 Class A1B, CME Term SOFR 1 month Index + 0.5545%, 4.8792% 9/25/2047 (b)		1,563,668	1,395,828
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/2066 (c)		2,911,888	2,404,754
Angel Oak Mortgage Trust Series 2023-1 Class A1, 4.75% 9/26/2067 (c)		973,777	964,658
Angel Oak Mortgage Trust Series 2023-7 Class A1, 4.8% 11/25/2067 (c)		440,650	436,486
Angel Oak Mortgage Trust Series 2024-1 Class A1, 5.21% 8/25/2068 (c)		68,094	67,605
Angel Oak Mortgage Trust Series 2024-10 Class A1, 5.348% 10/25/2069 (c)		584,677	581,618
Angel Oak Mortgage Trust Series 2024-11 Class A1, 5.7% 8/25/2069 (c)		1,138,980	1,138,810
Angel Oak Mortgage Trust Series 2024-4 Class A1, 6.197% 1/25/2069 (c)		377,689	380,639
Angel Oak Mortgage Trust Series 2025-1 Class A1, 5.691% 1/25/2070 (c)		617,684	618,735
Angel Oak Mortgage Trust Series 2025-2 Class A1, 5.637% 2/25/2070 (c)		1,420,961	1,422,135
Angel Oak Mtg Tr 2024-8 Series 2024-8 Class A1, 5.338% 5/27/2069 (c)		2,100,395	2,092,362
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (c)		11,157,598	10,695,809
ATXL Trust Series 2024-RPL1 Class A1, 3.85% 4/25/2064 (c)		2,814,597	2,704,003
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/2048		268	229
Banc of America Alternative Loan Trust Series 2006-7 Class A4, 6.4983% 10/25/2036 (f)		67,077	18,107
Banc of America Funding Trust Series 2005-5 Class 3A5, 5.5% 8/25/2035		16,613	15,972
Banc of America Funding Trust Series 2005-7 Class 30PO, 0% 11/25/2035 (h)(i)		545	493
Banc of America Funding Trust Series 2007-1 Class 1A6, 5.75% 1/25/2037		928	780
Banc of America Funding Trust Series 2007-3 Class TA8, CME Term SOFR 1 month Index + 0.2945%, 4.6192% 4/25/2037 (b)(d)		1,242,771	1,008,507
Banc of America Funding Trust Series 2015-R3 Class 1A2, 3.3701% 3/27/2036 (c)(d)		303,277	255,458
Bank of America Mortgage Trust Series 2003-8 Class 1CB1, 5.5% 10/25/2033		151,784	149,026
Bank of America Mortgage Trust Series 2004-F Class 1A1, 6.5924% 7/25/2034 (d)		1,097	1,046
Barclays Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.664% 1/25/2065 (c)		3,028,618	3,029,265
BCAP LLC Trust Series 2010-RR4 Class 31A6, 5.9332% 1/26/2037 (c)(d)		2,555,978	1,894,521
Bear Stearns Alt-A Trust Series 2007-1 Class 21A1, 4.8172% 1/25/2047 (d)		184,112	85,950
Bear Stearns ARM Trust Series 2003-7 Class 3A, 7.0355% 10/25/2033 (d)		255	254
Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 Class 1A1, CME Term SOFR 1 month Index + 0.4645%, 4.7892% 3/25/2036 (b)(d)		124,722	32,061
Bear Stearns Asset Backed Securities I Trust Series 2006-IM1 Class A3, CME Term SOFR 1 month Index + 0.6745%, 4.9992% 4/25/2036 (b)		572,719	551,283
Bear Stearns Trust Series 2004-8 Class M2, CME Term SOFR 1 month Index + 1.8395%, 6.1642% 9/25/2034 (b)		1,020,933	981,346
Binom Securitization Trust Series 2022-INV1 Class A1, 4.441% 8/25/2057 (c)		756,691	732,901
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)		3,503,775	3,214,096
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(f)		1,900,000	1,900,958
BRAVO Residential Funding Trust 2025-NQM4 Series 2025-NQM4 Class A2, 5.816% 2/25/2065 (c)(d)		7,888,090	7,888,521
Bravo Residential Funding Trust Series 2021-NQM1 Class B1, 3.172% 2/25/2049 (c)		491,388	433,909
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (c)		6,292,306	5,680,913
Bravo Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/2063 (c)		704,515	710,411
Bravo Residential Funding Trust Series 2023-NQM6 Class B1, 8.0018% 9/25/2063 (c)(d)		231,000	231,340
BRAVO Residential Funding Trust Series 2024-NQM1 Class B1, 8.042% 12/1/2063 (c)		100,000	100,429
Bravo Residential Funding Trust Series 2024-NQM3 Class B1, 8.1% 3/25/2064 (c)		150,000	151,001
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.678% 11/25/2064 (c)(d)		4,928,357	4,937,451
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.79% 6/25/2070 (c)(d)		504,839	505,311
CAFL Issuer LLC Series 2024-RTL1 Class A1, 6.749% 11/28/2031 (c)(f)		1,307,000	1,310,315
Cascade MH Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/2054 (c)(f)		414,723	334,060
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (c)		1,774,961	1,760,794
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)		1,750,283	1,716,296
CFMT LLC Series 2024-HB14 Class M3, 3% 6/25/2034 (c)(d)		104,000	96,579
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)		872,050	862,757
CFMT LLC Series 2024-HB15 Class M2, 4% 8/25/2034 (c)		121,000	115,431
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (c)		317,431	307,974
CFMT LLC Series 2024-R1 Class A2, 4% 10/25/2054 (c)		150,000	140,414
Chase Home Lending Mortgage Trust Series 2024-7 Class A11, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.622% 6/25/2055 (b)(c)(d)		4,469,796	4,442,964
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A, 3.25% 8/25/2064 (c)(d)		3,631,149	3,197,725
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A, 3.25% 9/25/2064 (c)		1,973,215	1,732,595
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (c)		10,625,101	9,355,713
Chase Mortgage Finance Trust Series Series 2007-A1 Class 3A1, 5.8711% 2/25/2037 (d)		308,252	294,005
Chase Mortgage Finance Trust Series Series 2007-A2 Class 2A1, 6.6746% 6/25/2035 (d)		6,434	6,198
Chase Mortgage Finance Trust Series Series 2007-S5 Class 1A10, 6% 7/25/2037		2,464,052	1,074,568
CHL Mortgage Pass-Through Trust Series 2006-17 Class A6, 6% 12/25/2036		14,014	5,884
CHL Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.5% 10/25/2037		212,623	86,481
CHL Mortgage Pass-Through Trust Series 2007-3 Class A17, 6% 4/25/2037		963,602	438,783
CHL Mortgage Pass-Through Trust Series 2007-4 Class 1A47, 6% 5/25/2037		733,641	324,063
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A12, 5.875% 1/25/2038		842,269	343,437
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A24, 6% 1/25/2038		260,556	108,500
CHL Mortgage Pass-Through Trust Series 2007-9 Class A1, 5.75% 7/25/2037		53,212	24,392
CHL Mortgage Pass-Through Trust Series 2007-9 Class A11, 5.75% 7/25/2037		29,106	13,552
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/2051 (c)		4,371,653	3,858,005
CIM Trust Series 2021-R1 Class A2, 2.4% 8/25/2056 (c)		3,781,193	3,404,678
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (c)		1,004,913	911,900
CIM Trust Series 2021-R4 Class A1A, 2% 5/1/2061 (c)		5,230,304	4,761,637
CIM Trust Series 2021-R5 Class A1A, 2% 8/25/2061 (c)(d)		5,273,190	4,565,811
CIM Trust Series 2024-R1 Class A1, 4.75% 6/25/2064 (c)		7,928,937	7,652,959
CIM Trust Series 2025-I1 Class A1, 5.655% 10/25/2069 (c)		5,140,358	5,148,960
CIM Trust Series 2025-I1 Class M1, 6.441% 10/25/2069 (c)(d)		690,000	690,230
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (c)		5,220,605	5,124,145
Citigroup Mortgage Loan Trust Series 2004-HYB4 Class AA, CME Term SOFR 1 month Index + 0.4445%, 4.7692% 12/25/2034 (b)(d)		444	415
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 6.9144% 8/25/2034 (d)		719	691
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/2035		871,868	827,686
Citigroup Mortgage Loan Trust Series 2007-6 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 5/25/2037 (b)(d)		71,159	67,226
Citigroup Mortgage Loan Trust Series 2009-12 Class 5A2, 4.6282% 7/25/2037 (c)(d)		355,799	162,993
Citigroup Mortgage Loan Trust Series 2022-A Class A1, 6.17% 9/25/2062 (c)		233,191	233,125
Citigroup Mortgage Loan Trust Series 2024-1 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.672% 7/25/2054 (b)(c)(d)		5,023,689	5,004,358
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A1, 4.1% 2/25/2063 (c)		7,075,997	6,607,217
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A2, 4.2252% 2/25/2063 (c)(d)		593,449	496,923
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B1, 4.2252% 2/25/2063 (c)(d)		179,547	132,221
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B2, 0% 2/25/2063 (c)(d)		64,822	44,098
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B3, 0% 2/25/2063 (c)(d)(h)		164,547	19,074
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B4, 0% 2/25/2063 (c)(d)(h)		298,199	23,018
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M1, 4.2252% 2/25/2063 (c)(d)		398,943	326,487
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M2, 4.2252% 2/25/2063 (c)(d)		304,204	237,319
Citigroup Mortgage Loan Trust Series 2024-RP2 Class SA, 0% 2/25/2063 (c)(d)(i)		12,964	12,404
Citigroup Mortgage Loan Trust Series 2024-RP2 Class X, 0% 2/25/2063 (c)(d)(g)(i)		9,079,707	5,448
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A1, 3.841% 1/25/2064 (c)(d)		9,110,594	8,324,450
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A2, 0% 1/25/2064 (c)(d)		404,415	287,635
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B1, 0% 1/25/2064 (c)(d)		161,766	91,590
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B2, 0% 1/25/2064 (c)(d)		102,463	50,728
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B3, 0% 1/25/2064 (c)(d)(i)		129,413	54,819
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B4, 3.7011% 1/25/2064 (c)(i)		123,021	38,043
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M1, 0% 1/25/2064 (c)(d)		345,112	237,714
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M2, 0% 1/25/2064 (c)(d)		215,665	136,235
Citigroup Mortgage Loan Trust Series 2025-RP1 Class SA, 0% 1/25/2064 (c)(d)		18,854	16,688
Citigroup Mortgage Loan Trust Series 2025-RP1 Class X, 0% 1/25/2064 (c)(d)(i)		10,592,449	1,059
CitiMortgage Alternative Loan Trust Series 2007-A6 Class 1A21, 5.5% 6/25/2037		134,384	108,487
Colt Mortgage Loan Trust Series 2022-1 Class B2, 4.1622% 12/27/2066 (c)(d)		152,000	126,886
COLT Mortgage Loan Trust Series 2022-5 Class B1, 4.6735% 3/25/2067 (c)(d)		116,000	104,155
COLT Mortgage Loan Trust Series 2022-8 Class B1, 6.4979% 8/25/2067 (c)(d)		100,000	98,998
COLT Mortgage Loan Trust Series 2024-3 Class A1, 6.393% 6/25/2069 (c)		1,827,714	1,843,921
COLT Mortgage Loan Trust Series 2024-6 Class A1, 5.39% 11/25/2069 (c)		855,387	852,007
COLT Mortgage Loan Trust Series 2024-INV2 Class A1, 6.421% 5/25/2069 (c)(f)		846,665	854,842
Connecticut Avenue Securities Trust Series 2019-R07 Class 1B1, U.S. 30-Day Avg. SOFR Index + 3.5145%, 7.8365% 10/25/2039 (b)(c)(d)		2,973,082	3,047,690
Connecticut Avenue Securities Trust Series 2022-R03 Class 1B1, U.S. 30-Day Avg. SOFR Index + 6.25%, 10.572% 3/25/2042 (b)(c)(d)		130,000	139,788
Connecticut Avenue Securities Trust Series 2022-R08 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.6%, 9.922% 7/25/2042 (b)(c)(d)		1,500,000	1,611,174
Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.7206% 12/25/2042 (b)(c)(d)		668,388	683,220
Connecticut Avenue Securities Trust Series 2023-R06 Class 1M2, U.S. 30-Day Avg. SOFR Index + 2.7%, 7.022% 7/25/2043 (b)(c)(d)		2,500,000	2,585,686
Connecticut Avenue Securities Trust Series 2024-R05 Class 2M2, U.S. 30-Day Avg. SOFR Index + 1.7%, 6.022% 7/25/2044 (b)(c)(d)		250,000	250,760
Countrywide Home Loans Inc Series 2003-J3 Class 2A1, 6.25% 12/25/2033		273	298
Countrywide Home Loans Inc Series 2004-3 Class A25, 5.75% 4/25/2034		1,575	1,505
Countrywide Home Loans Inc Series 2004-5 Class 2A9, 5.25% 5/25/2034		1,702	1,629
Countrywide Home Loans Inc Series 2005-22 Class 2A1, 5.2019% 11/25/2035 (d)		3,956	3,266
Countrywide Home Loans Inc Series 2005-R1 Class 1AF2, CME Term SOFR 1 month Index + 0.4745%, 4.7992% 3/25/2035 (b)(c)(d)		983,160	944,031
Countrywide Home Loans Inc Series 2005-R2 Class 1AF1, CME Term SOFR 1 month Index + 0.34%, 4.7792% 6/25/2035 (b)(c)(d)		39,076	37,591
Countrywide Home Loans Inc Series 2006-OA2 Class A5, CME Term SOFR 1 month Index + 0.5745%, 4.8989% 5/20/2046 (b)(d)		567,812	484,052
Countrywide Home Loans Inc Series 2007-11 Class A1, 6% 8/25/2037		1,436,882	607,357
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.736% 10/25/2061 (c)(d)		7,024,432	5,550,683
Cross Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/2068 (c)(f)		87,780	88,995
Cross Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/2069 (c)		765,049	768,129
Cross Mortgage Trust Series 2024-H3 Class A1, 6.272% 6/25/2069 (c)		975,887	982,372
Cross Mortgage Trust Series 2024-H4 Class A1, 6.147% 7/25/2069 (c)(d)		2,016,693	2,028,396
Cross Mortgage Trust Series 2024-H7 Class A1, 5.585% 11/25/2069 (c)(d)		1,307,842	1,306,613
Cross Mortgage Trust Series 2025-H1 Class A1, 5.735% 2/25/2070 (c)(d)		1,618,123	1,621,131
Cross Mortgage Trust Series 2025-H1 Class M1, 6.48% 2/25/2070 (c)		162,000	162,209
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)		3,033,000	3,037,511
CSMC Mortgage-Backed Trust Series 2006-4 Class 4A1, 7% 5/25/2036		345,757	86,177
CSMC Mortgage-Backed Trust Series 2006-6 Class 1A8, 6% 7/25/2036		1,932,337	886,414
CSMC Series 2014-10R Class 5A2, 4.1091% 5/27/2036 (c)(d)(i)		196,310	67,289
CSMC Trust Series 2005-10 Class 10A4, 6% 11/25/2035		5,851	1,415
CSMC Trust Series 2005-10 Class 6A13, 5.5% 11/25/2035		5,007	1,720
CSMC Trust Series 2005-12 Class 2A1, 6.5% 1/25/2036		1,905,171	1,018,001
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3314% 5/27/2037 (b)(c)(d)		68,553	67,900
CSMC Trust Series 2015-6R Class 5A2, CME Term SOFR 1 month Index + 0.2945%, 3.7091% 3/27/2036 (b)(c)(d)		58,615	43,249
CSMC Trust Series 2021-NQM8 Class A1, 1.841% 10/25/2066 (c)		8,010,738	7,239,606
CSMC Trust Series 2021-RP11 Class CERT, 3.7778% 10/27/2061 (c)		297,129	223,469
CSMC Trust Series 2021-RPL2 Class A1, 2% 1/25/2060 (c)		5,879,666	5,096,753
CSMC Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/2067 (c)		146,000	140,173
CSMC Trust Series 2022-NQM6 Class PT, 9.9249% 12/25/2067 (c)(d)		449,602	451,728
CSMC Trust Series 2022-RPL1 Class A1, 4.15% 4/25/2061 (c)(d)		6,021,255	5,433,607
CSMC Trust Series 2022-RPL1 Class PT, 4.6329% 4/25/2061 (c)(d)		7,630,529	6,463,936
CSMCM Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/2061 (c)		320,736	259,530
CWALT, Inc. Alternative Loan Trust Series 2006-OA17 Class 1A1D, CME Term SOFR 1 month Index + 0.4045%, 4.7289% 12/20/2046 (b)		894,829	797,635
CWALT, Inc. Alternative Loan Trust Series 2006-OC10 Class 2A3, CME Term SOFR 1 month Index + 0.46%, 4.8992% 11/25/2036 (b)(d)		2,195,963	1,910,836
CWALT, Inc. Alternative Loan Trust Series 2006-OC7 Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 7/25/2046 (b)		621,598	567,134
Deephaven Residential Mortgage Trust Series 2022-2 Class M1, 4.3062% 3/25/2067 (c)(d)		100,000	83,415
Deephaven Residential Mortgage Trust Series 2022-3 Class M1, 5.265% 7/25/2067 (c)(d)		200,000	196,049
Deephaven Residential Mortgage Trust Series 2024-1 Class A1, 5.735% 7/25/2069 (c)		670,886	671,087
Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1 Class CWA1, 6% 6/25/2035 (c)(d)		62,907	32,812
EFMT Series 2024-NQM1 Class A1A, 5.708% 11/25/2069 (c)		1,290,874	1,293,840
EFMT Series 2025-INV1 Class A1, 5.626% 3/25/2070 (c)(d)		383,742	384,474
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (c)		1,211,500	1,205,073
Ellington Financial Mortgage Trust Series 2022-4 Class B2, 5.9253% 9/25/2067 (c)(d)		111,000	106,501
Fannie Mae Guaranteed REMIC Series 1999-47 Class JZ, 8% 9/18/2029		896	919
Fannie Mae Guaranteed REMIC Series 2000-8 Class Z, 7.5% 2/20/2030		855	884
Fannie Mae Guaranteed REMIC Series 2001-14 Class Z, 6% 5/25/2031		515	522
Fannie Mae Guaranteed REMIC Series 2001-16 Class Z, 6% 5/25/2031		586	600
Fannie Mae Guaranteed REMIC Series 2001-36 Class ST, 8.3855% - U.S. 30-Day Avg. SOFR Index 4.0636% 11/25/2030 (d)(g)		1,097	108
Fannie Mae Guaranteed REMIC Series 2001-72 Class SB, 7.3855% - U.S. 30-Day Avg. SOFR Index 3.0636% 12/25/2031 (d)(g)		2,919	257
Fannie Mae Guaranteed REMIC Series 2001-81 Class HE, 6.5% 1/25/2032		5,220	5,364
Fannie Mae Guaranteed REMIC Series 2001-T12 Class IO, 0.4975% 8/25/2041 (d)(g)		156,552	1,036
Fannie Mae Guaranteed REMIC Series 2001-W3 Class A, 4.5076% 9/25/2041 (d)		2,499	2,449
Fannie Mae Guaranteed REMIC Series 2002-19 Class SC, U.S. 30-Day Avg. SOFR Index + 13.9747%, 6.365% 3/17/2032 (b)(d)		50	50
Fannie Mae Guaranteed REMIC Series 2002-56 Class PE, 6% 9/25/2032		6,810	7,000
Fannie Mae Guaranteed REMIC Series 2002-86 Class PG, 6% 12/25/2032		4,813	4,941
Fannie Mae Guaranteed REMIC Series 2002-T16 Class A2, 7% 7/25/2042		8,375	8,708
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A2, 7% 12/25/2041		4,639	4,790
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A4, 9.5% 12/25/2041		7,914	8,622
Fannie Mae Guaranteed REMIC Series 2002-T4 Class IO, 0.3995% 12/25/2041 (d)(g)		389,280	2,567
Fannie Mae Guaranteed REMIC Series 2002-W10 Class IO, 0.9015% 8/25/2042 (d)(g)		33,248	370
Fannie Mae Guaranteed REMIC Series 2002-W7 Class IO1, 0.8686% 6/25/2029 (d)(g)		60,290	847
Fannie Mae Guaranteed REMIC Series 2003-130 Class HZ, 6% 1/25/2034		123,835	128,728
Fannie Mae Guaranteed REMIC Series 2003-47 Class PE, 5.75% 6/25/2033		4,075	4,179
Fannie Mae Guaranteed REMIC Series 2003-64 Class SX, U.S. 30-Day Avg. SOFR Index + 13.4638%, 2.5888% 7/25/2033 (b)(d)		255	243
Fannie Mae Guaranteed REMIC Series 2003-W3 Class 2A5, 5.356% 6/25/2042		166	166
Fannie Mae Guaranteed REMIC Series 2003-W6 Class 1A41, 5.398% 10/25/2042		1,888	1,883
Fannie Mae Guaranteed REMIC Series 2004-72 Class F, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9365% 9/25/2034 (b)(d)		618	619
Fannie Mae Guaranteed REMIC Series 2004-T1 Class 1A1, 6% 1/25/2044		3,074	3,119
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A3, 7% 11/25/2043		2,350	2,397
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A4, 7.5% 11/25/2043		2,437	2,474
Fannie Mae Guaranteed REMIC Series 2004-T3 Class 1IO4, 0.6036% 2/25/2044 (d)(g)		58,525	366
Fannie Mae Guaranteed REMIC Series 2004-W11 Class 1IO1, 0.3465% 5/25/2044 (d)(g)		189,502	1,312
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 1A, 6% 2/25/2044		1,932	1,955
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 2A2, 7% 2/25/2044		488	503
Fannie Mae Guaranteed REMIC Series 2004-W8 Class 3A, 7.5% 6/25/2044		1,021	1,054
Fannie Mae Guaranteed REMIC Series 2004-W9 Class 1A3, 6.05% 2/25/2044		4,239	4,342
Fannie Mae Guaranteed REMIC Series 2005-19 Class PB, 5.5% 3/25/2035		23,980	24,379
Fannie Mae Guaranteed REMIC Series 2005-51 Class MO, 0% 6/25/2035 (h)		469	329
Fannie Mae Guaranteed REMIC Series 2005-53 Class CS, 6.5855% - U.S. 30-Day Avg. SOFR Index 2.2636% 6/25/2035 (d)(g)		3,023	204
Fannie Mae Guaranteed REMIC Series 2005-72 Class WS, 6.6355% - U.S. 30-Day Avg. SOFR Index 2.3136% 8/25/2035 (d)(g)		1,255	84
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035		128,909	126,579
Fannie Mae Guaranteed REMIC Series 2005-84 Class XM, 5.75% 10/25/2035		744	765
Fannie Mae Guaranteed REMIC Series 2005-W4 Class 1A1, 6% 8/25/2045		2,015	2,038
Fannie Mae Guaranteed REMIC Series 2006-20 Class IB, 6.4755% - U.S. 30-Day Avg. SOFR Index 2.1536% 4/25/2036 (d)(g)		2,801	250
Fannie Mae Guaranteed REMIC Series 2006-27 Class OB, 0% 4/25/2036 (h)		12,526	10,221
Fannie Mae Guaranteed REMIC Series 2006-77 Class PC, 6.5% 8/25/2036		1,419	1,472
Fannie Mae Guaranteed REMIC Series 2006-9 Class KZ, 6% 3/25/2036		2,947	3,020
Fannie Mae Guaranteed REMIC Series 2007-54 Class IB, 6.2955% - U.S. 30-Day Avg. SOFR Index 1.9736% 6/25/2037 (d)(g)		48,542	4,449
Fannie Mae Guaranteed REMIC Series 2007-71 Class GZ, 6% 7/25/2047		1,602	1,631
Fannie Mae Guaranteed REMIC Series 2008-62 Class SM, 6.0855% - U.S. 30-Day Avg. SOFR Index 1.7636% 7/25/2038 (d)(g)		9,031	842
Fannie Mae Guaranteed REMIC Series 2008-91 Class SI, 5.8855% - U.S. 30-Day Avg. SOFR Index 1.5636% 3/25/2038 (d)(g)		4,885	178
Fannie Mae Guaranteed REMIC Series 2009-112 Class ST, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.8136% 1/25/2040 (d)(g)		5,045	449
Fannie Mae Guaranteed REMIC Series 2009-112 Class SW, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.8136% 1/25/2040 (d)(g)		3,317	324
Fannie Mae Guaranteed REMIC Series 2009-52 Class PI, 5% 7/25/2039 (g)		2,952	416
Fannie Mae Guaranteed REMIC Series 2010-10 Class NT, 5% 2/25/2040		12,445	12,488
Fannie Mae Guaranteed REMIC Series 2010-129 Class PZ, 4.5% 11/25/2040		35,909	33,445
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040		376,647	360,050
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041		490,786	482,450
Fannie Mae Guaranteed REMIC Series 2010-70 Class SA, U.S. 30-Day Avg. SOFR Index + 91.2217%, 6% 4/25/2038 (b)(d)(g)		9,700	1,828
Fannie Mae Guaranteed REMIC Series 2011-126 Class KB, 4% 12/25/2041		163,981	158,609
Fannie Mae Guaranteed REMIC Series 2011-19 Class ZY, 6.5% 7/25/2036		2,594	2,739
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041		199,034	197,125
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (g)		79,625	1,767
Fannie Mae Guaranteed REMIC Series 2012-148 Class IE, 3% 1/25/2033 (g)		53,648	3,866
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043		342,338	317,007
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042		442,656	409,097
Fannie Mae Guaranteed REMIC Series 2012-46 Class KI, 3.5% 5/25/2027 (g)		4,505	95
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (d)(g)		1,111	1
Fannie Mae Guaranteed REMIC Series 2013-13 Class IK, 2.5% 3/25/2028 (g)		28,277	615
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (g)		4,367	13
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (d)(g)		65,312	7,082
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033		3,860,406	3,536,412
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (g)		342,931	49,872
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045		301,718	284,982
Fannie Mae Guaranteed REMIC Series 2016-33 Class JA, 3% 7/25/2045		184,741	172,506
Fannie Mae Guaranteed REMIC Series 2016-38, 3% 1/25/2046		148,557	136,490
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (g)		207,684	29,758
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047		10,899,396	9,819,737
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046		2,134,591	1,942,935
Fannie Mae Guaranteed REMIC Series 2019-20 Class H, 3.5% 5/25/2049		161,363	143,800
Fannie Mae Guaranteed REMIC Series 2019-51 Class AF, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8502% 9/25/2049 (b)(d)		675,510	671,718
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051		355,426	308,343
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048		207,895	170,026
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048		220,933	180,688
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050		253,996	205,510
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048		179,374	155,304
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049		2,989,092	2,561,812
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048		2,005,408	1,740,839
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050		287,524	244,996
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048		974,311	884,697
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049		829,181	759,633
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046		641,927	595,679
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048		2,868,232	2,507,667
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047		7,774,685	6,715,762
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049		211,187	181,305
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048		856,665	831,517
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047		2,889,597	2,526,620
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (b)(d)		2,880,073	2,792,607
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (b)(d)		6,094,778	5,909,684
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(d)		2,047,384	2,006,432
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(d)		7,184,149	6,969,367
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048		1,380,578	1,253,997
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047		2,890,670	2,558,561
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (b)(d)		4,183,392	4,213,124
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (b)(d)		603,137	607,206
Fannie Mae Guaranteed REMIC Series 2024-38 Class AF, U.S. 30-Day Avg. SOFR Index + 0.78%, 5.1157% 12/25/2047 (b)(d)		1,930,565	1,932,541
Fannie Mae Guaranteed REMIC Series 2024-38 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1357% 1/25/2051 (b)(d)		776,373	780,467
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (b)(d)		2,287,695	2,288,127
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.292% 8/25/2054 (b)(d)		3,251,028	3,247,285
Fannie Mae Guaranteed REMIC Series 2024-76 Class QF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 11/25/2054 (b)(d)		46,455,411	46,034,688
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (b)(d)		7,158,554	7,138,077
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 12/25/2054 (b)(d)		1,585,847	1,583,876
Fannie Mae Guaranteed REMIC Series 2025-4 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2053 (b)(d)		9,960,196	9,925,585
Fannie Mae Mortgage pass-thru certificates Series 1997-11 Class E, 7% 3/18/2027		30	31
Fannie Mae Mortgage pass-thru certificates Series 1997-20 Class D, 7% 3/17/2027		33	33
Fannie Mae Mortgage pass-thru certificates Series 1997-42 Class EG, 8% 7/18/2027		192	196
Fannie Mae Mortgage pass-thru certificates Series 1997-63 Class ZA, 6.5% 9/18/2027		43	43
Fannie Mae Mortgage pass-thru certificates Series 2002-T19 Class A1, 6.5% 7/25/2042		6,919	7,090
Fannie Mae Mortgage pass-thru certificates Series 2003-22 Class Z, 6% 4/25/2033		3,725	3,791
Fannie Mae Mortgage pass-thru certificates Series 2003-25 Class KP, 5% 4/25/2033		13,601	13,649
Fannie Mae Mortgage pass-thru certificates Series 2003-W4 Class 2A, 5.1561% 10/25/2042 (d)		1,335	1,342
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (g)		211,589	8,418
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045		1,206,412	1,120,213
Fannie Mae Mortgage pass-thru certificates Series 2022-R04 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.25%, 9.572% 3/25/2042 (b)(c)(d)		240,000	255,225
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (b)(d)		3,496,449	3,481,817
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)		9,727,796	9,723,541
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FM, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.222% 9/25/2054 (b)(d)		10,070,689	10,050,020
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class MA, 0.5% 9/25/2054		7,001,527	5,622,532
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.922% 8/25/2054 (b)(d)		2,841,157	2,855,203
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (b)(d)		1,674,868	1,669,687
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (b)(d)		2,730,985	2,725,208
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (b)(d)		2,766,240	2,757,738
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)		3,428,671	3,418,360
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)		1,485,887	1,481,859
Fannie Mae Series 2007-10 Class Z, 6% 2/25/2037		476	495
Fannie Mae Series 2007-109 Class YI, 6.3355% - U.S. 30-Day Avg. SOFR Index 2.0136% 12/25/2037 (d)(g)		23,975	2,236
Fannie Mae Series 2010-35 Class SB, 6.3055% - U.S. 30-Day Avg. SOFR Index 1.9836% 4/25/2040 (d)(g)		4,902	464
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040		1,039,441	980,060
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048		2,762,785	2,715,389
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048		499,061	453,213
Fannie Mae Stripped Mortgage-Backed Securities Series 2001-313 Class 1, 0% 6/25/2031 (h)		5,310	4,701
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-380 Class S36, 7.7855% - U.S. 30-Day Avg. SOFR Index 3.4636% 7/25/2037 (d)(g)		1,758	269
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 68, 6.5% 9/25/2037 (g)		1,063	231
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 69, 6.5% 10/25/2037 (d)(g)		1,475	321
First Frankin Mortgage Loan Trust Series 2004-8F Class 2A3, 6% 9/25/2034		519	516
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A1, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 6/25/2035 (b)(d)		217	209
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A3, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 6/25/2035 (b)(d)		126	121
First Frankin Mortgage Loan Trust Series 2005-RP3 Class 2A1, 4.3014% 9/25/2035 (c)(d)		371,563	323,352
First Frankin Mortgage Loan Trust Series 2006-2F Class 3A6, 6% 2/25/2036		1,546,608	683,336
First Horizon Asset Securities Inc Series 2004-AA3 Class A1, 5.175% 9/25/34 (d)		816	805
First Horizon Asset Securities Inc Series 2004-AR6 Class 2A1, 4.481% 12/25/2034 (d)		1,049	1,027
First Horizon Asset Securities Inc Series 2005-AA12 Class 2A1, 4.9655% 2/25/2036 (d)		903	568
Freddie Mac Gold Pool Series 1997-186 Class PO, 0% 8/1/2027 (h)		550	523
Freddie Mac Gold Pool Series 2012-262 Class 35, 3.5% 7/15/2042		42,441	39,846
Freddie Mac Gold Pool Series 2012-279 Class 35, 3.5% 9/15/2042		11,062	10,115
Freddie Mac Gold Pool Series 2014-323 Class 300, 3% 1/15/2044		42,176	37,502
Freddie Mac Gold Pool Series 2014-334 Class 300, 3% 8/15/2044		40,759	36,394
Freddie Mac Manufactured Housing participation certificates Series 1998-2036 Class PG, 6.5% 1/15/2028		453	459
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040		367,279	357,417
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048		742,426	642,882
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047		167,157	143,840
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048		758,350	657,562
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2148 Class ZA, 6% 4/15/2029		108	110
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2201 Class C, 8% 11/15/2029		198	204
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2293 Class ZA, 6% 3/15/2031		515	527
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2310 Class Z, 6% 4/15/2031		90	91
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2325 Class JO, 0% 6/15/2031 (h)		572	500
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2330 Class PE, 6.5% 6/15/2031		1,318	1,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2410 Class QB, 6.25% 2/15/2032		3,104	3,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2427 Class GE, 6% 3/15/2032		6,788	6,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2430 Class WF, 6.5% 3/15/2032		4,395	4,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2466 Class DH, 6.5% 6/15/2032		470	490
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6532% 6/15/2029 (d)(g)		2,163	145
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2534 Class SI, U.S. 30-Day Avg. SOFR Index + 20.7624%, 9.4984% 2/15/2032 (b)(d)		401	445
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2543 Class YX, 6% 12/15/2032		2,589	2,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2557 Class HL, 5.3% 1/15/2033		1,605	1,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2586 Class IO, 6.5% 3/15/2033 (g)		3,055	528
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2594 Class IV, 7% 3/15/2032 (g)		719	116
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2610 Class UI, 6.5% 5/15/2033 (g)		2,271	382
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2643 Class SA, U.S. 30-Day Avg. SOFR Index + 44.7559%, 16.5961% 3/15/2032 (b)(d)		89	105
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2656 Class AC, 6% 8/15/2033		967	981
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2699 Class W, 5.5% 11/15/2033		2,439	2,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2733 Class SB, 7.907% - U.S. 30-Day Avg. SOFR Index 4.0079% 10/15/2033 (d)		3,042	2,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2764 Class S, U.S. 30-Day Avg. SOFR Index + 13.4638%, 2.6331% 7/15/2033 (b)(d)		338	311
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2845 Class QH, 5% 8/15/2034		1,882	1,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2912 Class EH, 5.5% 1/15/2035		10,164	10,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035		256,924	254,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2980 Class QB, 6.5% 5/15/2035		387	398
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2995 Class FT, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.6968% 5/15/2029 (b)(d)		620	617
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035		153,704	151,467
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3184 Class YO, 0% 3/15/2036 (h)		5,802	4,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3187 Class Z, 5% 7/15/2036		13,000	13,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3201 Class IN, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.8032% 8/15/2036 (d)(g)		2,464	174
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3202 Class HI, 6.5355% - U.S. 30-Day Avg. SOFR Index 2.2032% 8/15/2036 (d)(g)		9,079	834
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036		200,802	205,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3274 Class B, 6% 2/15/2037		1,378	1,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3305 Class IW, 6.3355% - U.S. 30-Day Avg. SOFR Index 2.0032% 4/15/2037 (d)(g)		3,243	318
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-76 Class 2A, 2.3414% 10/25/2037 (d)		5,095	4,590
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3409 Class DB, 6% 1/15/2038		7,740	7,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3546 Class A, 6.8334% 2/15/2039 (d)		819	830
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3592 Class BZ, 5% 10/15/2039		29,041	29,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3605 Class NC, 5.5% 6/15/2037		7,281	7,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3609 Class SA, 6.2255% - U.S. 30-Day Avg. SOFR Index 1.8932% 12/15/2039 (d)(g)		5,196	301
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3610 Class CA, 4.5% 12/15/2039		2,484	2,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3648 Class CY, 4.5% 3/15/2030		3,488	3,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3653 Class HJ, 5% 4/15/2040		1,106	1,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3677 Class PB, 4.5% 5/15/2040		16,412	16,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3737 Class DG, 5% 10/15/2030		56	56
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3855 Class AM, 6.5% 11/15/2036		1,339	1,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-3980 Class EP, 5% 1/15/2042		1,249,629	1,271,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4030 Class IL, 3.5% 4/15/2027 (g)		1,203	14
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4060 Class TB, 2.5% 6/15/2027		52,337	51,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042		333,361	309,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4146 Class KI, 3% 12/15/2032 (g)		52,939	4,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (g)		124,331	8,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (g)		204	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (g)		117,025	4,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040		84,009	82,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047		418,244	398,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class PZ, 3% 1/15/2048		1,863,942	1,443,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4796 Class CZ, 4% 5/15/2048		301,657	277,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4830 Class WZ, 4% 9/15/2048		298,858	274,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4960 Class PB, 1.5% 10/25/2049		1,728,681	1,388,227
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045		704,569	641,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050		789,590	661,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040		381,918	340,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038		1,798,978	1,701,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049		753,334	644,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050		1,054,337	903,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047		208,784	184,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048		1,392,491	1,208,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049		759,848	651,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049		658,840	564,589
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047		729,566	642,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049		552,089	472,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050		245,710	207,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052		3,078,144	2,689,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049		552,091	472,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047		553,556	488,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047		2,677,761	2,377,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049		372,901	336,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047		593,364	524,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 10/25/2053 (b)(d)		1,741,098	1,751,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2357% 3/15/2050 (b)(d)		2,218,198	2,233,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class CF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2357% 12/15/2050 (b)(d)		1,913,526	1,925,344
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.292% 8/25/2054 (b)(d)		6,403,549	6,402,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.322% 10/25/2054 (b)(d)		1,148,053	1,141,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class BF, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.622% 11/25/2054 (b)(d)		941,526	937,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5495 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 1/25/2055 (b)(d)		3,137,653	3,124,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5498 Class FC, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 1/25/2055 (b)(d)		4,614,419	4,586,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)		3,004,078	2,994,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)		4,883,617	4,862,489
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)		1,421,910	1,409,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FA, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)		10,278,491	10,246,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (b)(d)		2,594,353	2,589,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)		1,472,606	1,468,335
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class FD, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.672% 1/25/2055 (b)(d)		4,011,817	3,998,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 5.262% 11/25/2054 (b)(d)		19,927,562	19,811,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5516 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 3/25/2055 (b)(d)		9,456,631	9,444,262
Freddie Mac Non Gold Pool Series 1998-2022 Class PE, 6.5% 1/15/2028		65	66
Freddie Mac Non Gold Pool Series 1998-2091 Class PG, 6% 11/15/2028		1,518	1,544
Freddie Mac Non Gold Pool Series 1999-2116 Class ZA, 6% 1/15/2029		375	381
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-4 Class MT, 3.5% 6/25/2057		239,565	213,138
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class HT, 3% 3/25/2058		1,942,535	1,640,596
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D, 4% 10/25/2058		294,008	272,210
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4 Class MB, 3% 2/25/2059		1,256,223	906,830
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1 Class BXS, 14.3869% 9/25/2060 (c)(d)		304,413	227,839
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-2 Class BXS, 15.4441% 11/25/2060 (c)(d)		143,654	93,999
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1 Class MTU, 3.25% 11/25/2061		791,026	666,780
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1 Class MT, 3% 10/25/2062		5,080,672	4,150,214
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2 Class MT, 3.5% 5/25/2064		3,262,506	2,800,155
Freddie Mac STACR REMIC Trust Series 2020-DNA6 Class B1, U.S. 30-Day Avg. SOFR Index + 3%, 7.322% 12/25/2050 (b)(c)(d)		3,910,000	4,178,423
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 10/25/2041 (b)(c)(d)		1,692,334	1,699,328
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.9%, 7.222% 4/25/2042 (b)(c)(d)		12,945,000	13,340,966
GAEA Mortgage Loan Trust Series 2025-A Class A, 6.75% 2/25/2030 (c)(d)		158,529	157,942
GCAT 2023-NQM4 Trust Series 2023-NQM4 Class A1, 4.25% 5/25/2067 (c)		243,376	227,417
GCAT Trust Series 2021-NQM3 Class B1, 3.471% 5/25/2066 (c)		100,000	71,964
GCAT Trust Series 2024-NQM2 Class A1, 6.085% 6/25/2059 (c)		1,040,641	1,045,980
Ginnie Mae HECM MBS REMICS Series 2021-140 Class JI, 3% 8/20/2051 (g)		49,643	8,516
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8134% 12/20/2060 (b)(d)(m)		181,147	181,563
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9834% 9/20/2061 (b)(d)(m)		592,716	595,125
Ginnie Mae Mortgage pass-thru certificates Series 2012-H11 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 2/20/2062 (b)(d)		20,524	20,678
Ginnie Mae Mortgage pass-thru certificates Series 2012-H18, CME Term SOFR 1 month Index + 0.6345%, 4.9534% 8/20/2062 (b)(d)(m)		108,099	108,455
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (b)(d)(m)		3,723	3,723
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (m)		162	152
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.0334% 8/20/2063 (b)(d)(m)		99,808	100,386
Ginnie Mae Mortgage pass-thru certificates Series 2013-H20 Class FB, CME Term SOFR 1 month Index + 1.1145%, 5.4334% 8/20/2063 (b)(d)		5,640	5,721
Ginnie Mae Mortgage pass-thru certificates Series 2013-H23 Class FA, CME Term SOFR 1 month Index + 1.4145%, 5.7334% 9/20/2063 (b)(d)		8,298	8,408
Ginnie Mae Mortgage pass-thru certificates Series 2015-H02 Class HA, 2.5% 1/20/2065		5,634	5,501
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (m)		1,372	1,291
Ginnie Mae Mortgage pass-thru certificates Series 2015-H23 Class FB, CME Term SOFR 1 month Index + 0.6345%, 4.9534% 9/20/2065 (b)(d)		62,527	62,733
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FD, CME Term SOFR 12 month Index + 1.0951%, 6.2971% 6/20/2066 (b)(d)		85,359	86,265
Ginnie Mae Mortgage pass-thru certificates Series 2016-H17 Class FC, CME Term SOFR 1 month Index + 0.9445%, 5.2634% 8/20/2066 (b)(d)		59,065	59,262
Ginnie Mae Mortgage pass-thru certificates Series 2016-H24 Class KF, CME Term SOFR 12 month Index + 0.9651%, 4.783% 11/20/2066 (b)(d)		353,232	355,452
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046		529,011	476,286
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (b)(d)(m)		175,834	174,963
Ginnie Mae Mortgage pass-thru certificates Series 2017-H08 Class XI, 2.2775% 3/20/2067 (d)(g)		218,555	9,503
Ginnie Mae Mortgage pass-thru certificates Series 2017-H11 Class XI, 1.4713% 5/20/2067 (d)(g)		645,181	24,353
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class AI, 1.9734% 6/20/2067 (d)(g)		284,902	16,030
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class XI, 1.5293% 6/20/2067 (d)(g)		265,738	7,201
Ginnie Mae Mortgage pass-thru certificates Series 2017-H23 Class FA, CME Term SOFR 1 month Index + 0.5945%, 4.9134% 10/20/2067 (b)(d)		277,250	278,200
Ginnie Mae Mortgage pass-thru certificates Series 2017-H24 Class FQ, CME Term SOFR 12 month Index + 0.9151%, 5.1062% 11/20/2067 (b)(d)		513,444	517,720
Ginnie Mae Mortgage pass-thru certificates Series 2019-H09 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2069 (b)(d)		203,188	204,038
Ginnie Mae Mortgage pass-thru certificates Series 2019-H16 Class EF, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 10/20/2069 (b)(d)		11,928,129	11,945,153
Ginnie Mae Mortgage pass-thru certificates Series 2019-H20 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 11/20/2069 (b)(d)		762,844	765,875
Ginnie Mae Mortgage pass-thru certificates Series 2020-H08 Class FC, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 2/20/2070 (b)(d)		397,836	400,272
Ginnie Mae Mortgage pass-thru certificates Series 2024-H04 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 5.0283% 2/20/2074 (b)(d)		286,386	284,482
Ginnie Mae Multifamily REMICS Series 2007-16 Class KU, 6.5355% - CME Term SOFR 1 month Index 2.2111% 4/20/2037 (d)(g)		7,308	648
Ginnie Mae Multifamily REMICS Series 2024-30 Class CF, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5783% 2/20/2054 (b)(d)		3,668,185	3,665,763
Ginnie Mae REMIC pass-thru certificates Series 2003-18 Class PG, 5.5% 3/20/2033		5,572	5,684
Ginnie Mae REMIC pass-thru certificates Series 2003-52 Class SB, CME Term SOFR 1 month Index + 11.3497%, 3.7745% 6/16/2033 (b)(d)		670	652
Ginnie Mae REMIC pass-thru certificates Series 2004-105 Class SN, 5.9855% - CME Term SOFR 1 month Index 1.6611% 12/20/2034 (d)(g)		9,781	822
Ginnie Mae REMIC pass-thru certificates Series 2004-19 Class KE, 5% 3/16/2034		23,298	23,495
Ginnie Mae REMIC pass-thru certificates Series 2004-90 Class SI, 5.9855% - CME Term SOFR 1 month Index 1.6611% 10/20/2034 (d)(g)		4,350	319
Ginnie Mae REMIC pass-thru certificates Series 2006-26 Class S, 6.3855% - CME Term SOFR 1 month Index 2.0611% 6/20/2036 (d)(g)		7,736	721
Ginnie Mae REMIC pass-thru certificates Series 2006-33 Class PK, 6% 7/20/2036		2,349	2,420
Ginnie Mae REMIC pass-thru certificates Series 2007-22 Class PK, 5.5% 4/20/2037		11,775	12,076
Ginnie Mae REMIC pass-thru certificates Series 2007-24 Class SA, 6.3955% - CME Term SOFR 1 month Index 2.0711% 5/20/2037 (d)(g)		10,937	1,073
Ginnie Mae REMIC pass-thru certificates Series 2007-7 Class EI, 6.0855% - CME Term SOFR 1 month Index 1.7611% 2/20/2037 (d)(g)		11,143	899
Ginnie Mae REMIC pass-thru certificates Series 2007-9 Class CI, 6.0855% - CME Term SOFR 1 month Index 1.7611% 3/20/2037 (d)(g)		6,980	653
Ginnie Mae REMIC pass-thru certificates Series 2008-40 Class SA, 6.2855% - CME Term SOFR 1 month Index 1.9569% 5/16/2038 (d)(g)		6,948	415
Ginnie Mae REMIC pass-thru certificates Series 2008-49 Class PH, 5.25% 6/20/2038		12,205	12,388
Ginnie Mae REMIC pass-thru certificates Series 2008-50 Class SA, 6.1155% - CME Term SOFR 1 month Index 1.7911% 6/20/2038 (d)(g)		16,991	1,720
Ginnie Mae REMIC pass-thru certificates Series 2008-55 Class PL, 5.5% 6/20/2038		11,469	11,793
Ginnie Mae REMIC pass-thru certificates Series 2009-106 Class XL, 6.6355% - CME Term SOFR 1 month Index 2.3111% 6/20/2037 (d)(g)		3,501	298
Ginnie Mae REMIC pass-thru certificates Series 2009-16 Class SJ, 6.6855% - CME Term SOFR 1 month Index 2.3611% 5/20/2037 (d)(g)		11,401	1,379
Ginnie Mae REMIC pass-thru certificates Series 2009-72 Class SM, 6.1355% - CME Term SOFR 1 month Index 1.8069% 8/16/2039 (d)(g)		3,987	328
Ginnie Mae REMIC pass-thru certificates Series 2009-81 Class A, 5.75% 9/20/2036		1,267	1,283
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040		1,279,499	1,211,990
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040		780,272	755,410
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040		172,490	166,832
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6611% 7/20/2041 (d)(g)		57,077	5,429
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040		316,590	310,384
Ginnie Mae REMIC pass-thru certificates Series 2014-60 Class W, 4.0509% 2/20/2029 (d)		2,988	2,969
Ginnie Mae REMIC pass-thru certificates Series 2015-157 Class GA, 3% 1/20/2045		6,609	6,337
Ginnie Mae REMIC pass-thru certificates Series 2015-H04 Class FL, CME Term SOFR 1 month Index + 0.5845%, 4.9092% 2/20/2065 (b)(d)		50,226	50,064
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046		226,990	206,864
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047		2,330,245	2,048,366
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 10/20/2049 (b)(d)		197,002	192,726
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8889% 2/20/2049 (b)(d)		891,816	875,581
Ginnie Mae REMIC pass-thru certificates Series 2021-125 Class HA, 1.5% 4/20/2051		690,568	568,989
Ginnie Mae REMIC pass-thru certificates Series 2021-155 Class PD, 1.25% 9/20/2051		707,737	581,312
Ginnie Mae REMIC pass-thru certificates Series 2021-175 Class PB, 1% 3/20/2050		298,573	226,937
Ginnie Mae REMIC pass-thru certificates Series 2021-215 Class LG, 1.75% 12/20/2051		1,071,151	873,571
Ginnie Mae REMIC pass-thru certificates Series 2021-58 Class IY, 3% 2/20/2051 (g)		1,602,615	274,523
Ginnie Mae REMIC pass-thru certificates Series 2021-78 Class IP, 3% 5/20/2051 (g)		547,195	93,025
Ginnie Mae REMIC pass-thru certificates Series 2021-H10 Class AF, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8283% 6/20/2071 (b)(d)		677,833	684,115
Ginnie Mae REMIC pass-thru certificates Series 2022-22 Class UH, 3% 12/20/2050		625,730	560,063
Ginnie Mae REMIC pass-thru certificates Series 2022-85 Class IK, 3% 5/20/2051 (g)		288,888	49,443
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class PT, 3.2236% 1/25/2064 (c)(d)		9,748,106	8,560,786
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class SA, 0% 1/25/2064 (c)(g)(n)		21,186	9,566
Ginnie Mae Series 2021-97 Class LI, 3% 8/20/2050 (g)		1,911,138	325,013
GMACM Home Equity Loan Trust Series 2003-J10 Class A1, 4.75% 1/25/19 (i)		319	316
GMACM Home Equity Loan Trust Series 2005-AR6 Class 2A1, 3.8492% 11/19/2035 (d)		1,628,908	1,231,604
GS Mortgage-Backed Securities Trust Series 2022-NQM1 Class A4, 4% 5/25/2062 (c)(d)		68,362	61,152
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (c)(f)		6,197,229	5,905,301
GSAMP Trust Series 2004-6F Class 2A4, 5.5% 5/25/2034		938	916
GSAMP Trust Series 2004-6F Class 3A4, 6.5% 5/25/2034		1,248	1,252
Home Equity Asset Trust Series 2005-11 Class 1A1, 6.5% 12/25/2035		197,623	91,859
Home Re 2022-1 Ltd Series 2022-1 Class M1C, U.S. 30-Day Avg. SOFR Index + 5.5%, 9.822% 10/25/2034 (b)(c)(d)		563,164	584,649
Homes Series 2025-NQM1 Class M1, 6.52% 1/25/2070 (c)(d)		600,000	603,058
Homes Trust Series 2024-NQM2 Class A1, 5.717% 10/25/2069 (c)		5,361,840	5,367,898
Homes Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (c)		1,784,655	1,778,565
Homeward Opportunities Fund Trust Series 2020-2 Class B1, 5.45% 5/25/2065 (c)		1,545,000	1,520,568
Homeward Opportunities Fund Trust Series 2022-1 Class A1, 5.082% 7/25/2067 (c)(d)		157,674	157,473
Homeward Opportunities Fund Trust Series 2022-1 Class M1, 5.0377% 7/25/2067 (c)(d)		200,000	195,804
Impac CMB Trust Series 2004-10 Class 3A1, CME Term SOFR 1 month Index + 0.8145%, 5.1392% 3/25/2035 (b)(d)		2,784	2,681
Impac CMB Trust Series 2004-10 Class 3A2, CME Term SOFR 1 month Index + 0.9145%, 5.2392% 3/25/2035 (b)		1,819	1,764
Impac CMB Trust Series 2007-A Class A, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 5/25/2037 (Assured Guaranty Inc Insured) (b)(c)(d)		151,313	143,127
Impac Secd Assets Corp Series 2006-3 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.7792% 11/25/2036 (b)		262,217	228,845
Indymac Index Mortgage Loan Trust Series 2003-A8 Class A1, 3.75% 10/25/18		232	222
IndyMac INDX Mortgage Loan Trust Series 2006-AR35 Class 2A1A, CME Term SOFR 1 month Index + 0.4545%, 4.7792% 1/25/2037 (b)(d)		21,929	19,870
JP Morgan Mortgage Trust Series 2024-VIS2 Class B1, 7.7248% 11/25/2064 (c)(d)		201,000	201,628
JP Morgan Mortgage Trust Series 2025-VIS1 Class M1, 6.412% 8/25/2055 (c)		220,000	220,015
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A3, 4.4603% 1/25/2063 (c)(d)		3,358,698	3,188,998
JPMorgan Mortgage Trust Series 2004-S1 Class 3A1, 5.5% 9/25/2034 (i)		523	512
JPMorgan Mortgage Trust Series 2004-S2 Class 4A5, 6% 11/25/2034		5,407	5,038
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.5% 12/25/19		492	477
JPMorgan Mortgage Trust Series 2006-A2 Class 4A1, 7.2105% 8/25/2034 (d)		1,377	1,374
JPMorgan Mortgage Trust Series 2006-A2 Class 5A3, 7.1115% 11/25/2033 (d)		535	522
JPMorgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/2052 (c)		10,915,395	8,682,856
JPMorgan Mortgage Trust Series 2023-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9283% 5/25/2054 (b)(c)(d)		242,656	243,617
JPMorgan Mortgage Trust Series 2024-VIS1 Class A1, 5.99% 7/25/2064 (c)		849,744	853,063
JPMorgan Mortgage Trust Series 2024-VIS1 Class B2, 8.0792% 7/25/2064 (c)(d)		163,000	160,645
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)		1,700,000	1,701,907
LHOME Mortgage Trust Series 2023-RTL1 Class A1, 7.869% 1/25/2028 (c)(d)		1,705,987	1,711,049
LHOME Mortgage Trust Series 2023-RTL2 Class A1, 8% 6/25/2028 (c)(f)		3,000,000	3,015,152
LHOME Mortgage Trust Series 2023-RTL4 Class A1, 7.628% 11/25/2028 (c)(f)		2,450,000	2,471,689
LHOME Mortgage Trust Series 2024-RTL4 Class A1, 5.921% 7/25/2039 (c)(f)		1,650,000	1,651,775
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.8348% 4/21/2034 (d)		375	367
MASTR Alternative Loan Trust Series 2004-6 Class 6A1, 6.5% 7/25/2034		6,272	6,271
MASTR Alternative Loan Trust Series 2004-6 Class 7A1, 6% 7/25/2034		4,853	4,759
MASTR Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/2035 (c)(h)		231	174
MASTR Specialized Loan Trust Series 2005-1 Class 1A3, 7% 8/25/2034 (c)		970,218	665,991
Merrill Lynch Mortgage Investors Trust Series 2004-C Class A2, CME Term SOFR 6 month Index + 1.0283%, 5.2999% 7/25/2029 (b)(d)		539	522
Merrill Lynch Mortgage Investors Trust Series 2004-D Class A3, 6.2422% 9/25/2029 (d)		320	304
Merrill Lynch Mortgage Investors Trust Series 2006-A2 Class 1A, CME Term SOFR 1 month Index + 0.4745%, 4.7992% 2/25/2036 (b)		5,204,474	2,906,010
Merrill Lynch Mortgage Investors Trust Series 2006-AF2 Class AV1, CME Term SOFR 1 month Index + 0.4345%, 4.7592% 9/25/2037 (b)(d)		26,985	14,605
MFA Trust Series 2024-NQM3 Class M1, 6.671% 12/25/2069 (c)(d)		1,470,588	1,478,589
MFRA Trust Series 2022-NQM1 Class M1, 4.2204% 12/25/2066 (c)(d)		171,000	140,443
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)		3,675,662	3,402,225
MFRA Trust Series 2024-RTL1 Class A1, 7.093% 2/25/2029 (c)(f)		230,000	231,314
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6395% 4/25/2034 (d)		2,600	2,516
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.7445% 9/25/2034 (d)		637	617
Morgan Stanley Resecuritization Trust Series 2015-R2 Class 1B, 12 month Average U.S. Treasury Maturity + 0.71%, 4.1237% 12/27/2046 (b)(c)(d)		923,048	823,008
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(d)		3,701,000	3,704,884
Morgan Stanley Residential Mortgage Loan Trust Series 2014-1A Class B3, 5.8912% 6/25/2044 (c)(d)		585,474	588,682
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class B1, 7.3998% 9/25/2068 (c)(d)		100,000	99,486
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064		5,559,187	5,338,826
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.738% 11/25/2069 (c)(d)		546,037	547,409
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.496% 11/25/2069 (c)(d)		128,000	128,214
NACC Reperforming Loan REMIC Trust Series 2004-R2 Class A1, 6.5% 10/25/2034 (c)(d)		1,729	1,505
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (c)		1,398,090	1,300,620
New Residential Mortgage Loan Trust Series 2024-NQM3 Class B1, 7.1666% 11/25/2064 (c)(d)		259,000	249,503
New Residential Mortgage Loan Trust Series 2024-RTL2 Class A1, 5.443% 9/25/2039 (c)		2,000,000	1,985,051
New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 0% 1/25/2065 (c)(d)		1,414,882	1,420,006
New Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.472% 1/25/2065 (c)(d)		322,972	323,082
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (c)		3,372,854	3,356,194
NLT Trust Series 2025-INV1 Class A1, 5.506% 2/25/2070 (c)(d)		6,341,357	6,348,195
NLT Trust Series 2025-INV1 Class A2, 5.708% 2/25/2070 (c)		711,088	712,228
NLT Trust Series 2025-INV1 Class A3, 5.86% 2/25/2070 (c)		1,220,139	1,220,968
NLT Trust Series 2025-INV1 Class AIOS, 0.3988% 2/25/2070 (c)(d)		9,620,588	81,404
NLT Trust Series 2025-INV1 Class B1, 6.6039% 2/25/2070 (c)(d)		364,000	353,269
NLT Trust Series 2025-INV1 Class B2, 6.6039% 2/25/2070 (c)(d)		286,000	268,905
NLT Trust Series 2025-INV1 Class B3, 6.6039% 2/25/2070 (c)(d)		179,000	160,050
NLT Trust Series 2025-INV1 Class M1, 6.314% 2/25/2070 (c)(d)		519,000	517,368
NLT Trust Series 2025-INV1 Class XS, 0.9008% 2/25/2070 (c)(d)		9,620,588	171,246
NMLT Trust Series 2021-INV3 Class PT, 2.2769% 11/25/2056 (c)		4,803,925	4,392,678
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 Class 1A3, 6.408% 5/25/2036		2,759,870	513,148
Nrm Fht1 Excess Owner LLC Series 2025-FHT1 Class A, 6.545% 3/25/2032 (c)(f)		4,395,264	4,397,583
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)		2,839,459	2,621,577
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)		1,317,591	1,213,306
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (c)		3,435,702	3,419,579
NYMT Trust Series 2024-RR1 Class A, 7.375% 5/25/2064 (c)		330,898	331,830
OBX Trust Series 2021-NQM3 Class A1, 1.054% 7/25/2061 (c)		10,440,174	8,447,652
OBX Trust Series 2022-NQM7 Class A1, 5.11% 8/25/2062 (c)(f)		3,915,057	3,882,306
OBX Trust Series 2023-NQM8 Class A2, 7.248% 9/25/2063 (c)		699,769	708,311
OBX Trust Series 2024-HYB2 Class A1, 3.6795% 4/25/2053 (c)(d)		399,259	389,473
OBX Trust Series 2024-NQM2 Class A1, 5.878% 12/25/2063 (c)		948,642	950,296
OBX Trust Series 2024-NQM8 Class A1, 6.233% 5/25/2064 (c)		1,839,556	1,853,544
OBX Trust Series 2024-NQM9 Class A1, 6.03% 1/25/2064 (c)(d)		3,502,819	3,521,431
OBX Trust Series 2025-NQM3 Class A1, 5.648% 12/1/2064 (c)(d)		356,339	356,808
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)		287,477	283,704
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)		281,745	274,023
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)		619,582	617,182
Onslow Bay Mortgage Loan Trust Series 2021-NQM4 Class A2, 2.162% 10/25/2061 (c)(d)		6,985,450	5,883,891
OSS Mortgage Trust Series 2024-H6 Class A1, 5.129% 9/25/2069 (c)		7,366,711	7,303,910
PHH Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/2038 (i)		1,140	1,026
PMT Credit Risk Transfer Trust Series 2024-1R Class A, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.822% 5/25/2033 (b)(c)(d)		7,093,958	7,228,981
PMT Credit Risk Transfer Trust Series 2024-2R Class A, U.S. 30-Day Avg. SOFR Index + 3.35%, 7.6642% 3/29/2027 (b)(c)(d)		4,877,065	4,960,851
Pmt Loan Trust Series 2024-INV1 Class A3, 5.5% 10/25/2059 (c)		4,748,900	4,675,440
Pret 2024-Rpl2 Tr Series 2024-RPL2 Class A1, 4.075% 6/25/2064 (c)(d)		5,553,860	5,255,466
PRET LLC Series 2022-RN2 Class A1, 5% 6/25/2052 (c)		7,266,878	7,255,972
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (c)		1,752,396	1,643,633
PRET Trust Series 2025-RPL1 Class A1, 4% 7/25/2069 (c)		2,111,174	2,020,719
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (c)		2,944,347	2,818,686
Prime Mortgage Trust Series 2004-CL1 Class 1A1, 6% 2/25/2034		803	782
PRKCM Trust Series 2023-AFC1 Class B1, 7.447% 2/25/2058 (c)(d)		757,000	752,385
PRKCM Trust Series 2023-AFC3 Class A2, 6.987% 9/25/2058 (c)		686,880	692,733
PRMP Trust Series 2024-NQM3 Class A1, 5.228% 8/25/2069 (c)		7,821,491	7,764,910
Prpm 2025-Rpl2 LLC Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (c)		5,049,149	4,862,624
PRPM LLC Series 2024-HOME1 Class A1, 6.431% 5/25/2059 (c)(d)		2,307,110	2,329,102
PRPM LLC Series 2024-NQM1 Class A1, 6.265% 12/25/2068 (c)		390,298	392,652
PRPM LLC Series 2024-NQM1 Class B1, 7.4926% 12/25/2068 (c)(d)		224,000	222,966
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)		1,187,770	1,155,604
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)		4,397,055	4,289,096
PRPM LLC Series 2024-RCF5 Class A1, 4% 8/25/2054 (c)		1,614,394	1,573,936
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (c)(d)		272,121	263,117
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)		3,197,691	3,080,247
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (c)		8,304,688	8,027,533
PRPM LLC Series 2025-RPL1 Class A1, 4% 3/25/2055 (c)		3,396,300	3,277,070
PRPM LLC Series 2025-RPL1 Class A2, 4% 3/25/2055 (c)		621,000	574,138
PRPM LLC Series 2025-RPL1 Class A3, 4% 3/25/2055 (c)		366,000	332,069
PRPM LLC Series 2025-RPL1 Class M1A, 4% 3/25/2055 (c)		357,000	325,877
PRPM LLC Series 2025-RPL1 Class M1B, 4% 3/25/2055 (c)		126,000	112,153
PRPM Trust Series 2022-INV1 Class A2, 4.4232% 4/25/2067 (c)(d)		638,336	610,570
PRPM Trust Series 2024-NQM2 Class A1, 6.327% 6/25/2069 (c)(d)		2,442,841	2,464,168
PRPM Trust Series 2025-NQM1 Class A1, 5.802% 11/25/2069 (c)(d)		1,654,301	1,659,537
PRPM Trust Series 2025-NQM1 Class M1A, 6.645% 11/25/2069 (c)(f)		662,810	668,946
PRPM Trust Series 2025-NQM2 Class A1, 5.688% 4/25/2070 (c)		1,747,621	1,747,162
PRPM Trust Series 2025-RCF1 Class A1, 4.5% 2/25/2055 (c)(d)		963,519	945,221
Radnor Re Ltd Series 2022-1 Class M1B, U.S. 30-Day Avg. SOFR Index + 6.75%, 11.072% 9/25/2032 (b)(c)(d)		357,363	372,265
Rain City Mortgage Trust Series 2024-RTL1 Class A1, 6.53% 11/25/2029 (c)		338,000	338,411
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (c)(f)		3,098,496	3,094,439
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (c)		3,609,062	3,609,238
RCKT Trust Series 2024-CES7 Class A1A, 5.158% 10/25/2044 (c)(d)		3,247,387	3,219,236
Redwood Funding Trust 2023-1 Series 2023-1 Class A, 7.5% 7/25/2059 (c)		167,222	167,151
Residential Accredit Loans Inc Trust Series 2007-QS8 Class A5, 6% 6/25/2037		715,353	562,752
Residential Accredit Loans, Inc. Trust Series 2005-QS5 Class A4, 5.75% 4/25/2035		16,958	14,769
Residential Accredit Loans, Inc. Trust Series 2006-QA10 Class A2, CME Term SOFR 1 month Index + 0.4745%, 4.7992% 12/25/2036 (b)		96,807	84,012
Residential Accredit Loans, Inc. Trust Series 2006-QS4 Class A4, 6% 4/25/2036		1,234,044	970,239
Residential Accredit Loans, Inc. Trust Series 2007-QS3 Class A5, 6.25% 2/25/2037		1,894,929	1,488,839
Residential Asset Securitization Trust Series 2006-A14C Class 1A2, 6.25% 12/25/2036		925,191	632,280
Residential Asset Securitization Trust Series 2007-A9 Class A1, CME Term SOFR 1 month Index + 0.6645%, 4.9892% 9/25/2037 (b)(d)		2,950,386	829,571
Residential Asset Securitization Trust Series 2007-A9 Class A2, 6.3355% - CME Term SOFR 1 month Index 2.0108% 9/25/2037 (d)(g)		2,950,386	340,468
Residential Mortgage Loan Trust Series 2019-2 Class B2, 6.037% 5/25/2059 (c)		540,000	532,878
Residential Mortgage Loan Trust Series 2019-3 Class B2, 5.664% 9/25/2059 (c)(d)		136,000	133,143
RFMSI Trust Series 2006-SA4 Class 2A1, 5.5492% 11/25/2036 (d)		64,485	51,646
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (c)		560,933	517,892
Roc Mortgage Trus Series 2025-RTL1 Class A1, 5.625% 2/25/2040 (c)(f)		1,700,000	1,697,503
Rocket Mortgage Trust Series 2024-CES5 Class A1A, 5.846% 8/25/2044 (c)(f)		1,267,368	1,270,221
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (c)(f)		3,326,775	3,316,528
Saco I, Inc. Series 1997-2 Class 1A5, 7% 8/25/2036 (c)		212	201
Saluda Grade Alternative Mortgage Trust Series 2024-RTL4 Class A1, 7.5% 2/25/2030 (c)(d)		404,000	406,231
Saluda Grade Alternative Mortgage Trust Series 2024-RTL5 Class A1, 7.762% 4/25/2030 (c)(f)		233,000	236,274
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (c)(d)		1,282,741	1,285,916
Santander Mortgage Asset Receivable Trust Series 2025-NQM1 Class A1, 5.545% 1/25/2065 (c)(d)		1,919,188	1,918,618
Seasoned Loans Structured Transaction Series 2018-1 Series 2025-1 Class A1, 3% 5/25/2035		4,439,999	4,016,238
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(d)		517	476
Sequoia Mortgage Trust Series 2004-8 Class A2, CME Term SOFR 6 month Index + 1.1683%, 5.4641% 9/20/2034 (b)(d)		3,420	3,139
Sequoia Mortgage Trust Series 2007-3 Class 2AA1, 4.7496% 7/20/2037 (d)		381,472	299,084
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.5248% 11/25/2063 (c)(d)		7,930,752	7,727,899
Sequoia Mortgage Trust Series 2024-INV1 Class A3, 5.5% 10/25/2054 (c)		3,176,147	3,127,016
Sequoia Mortgage Trust Series 2025-2 Class A5, 5.5% 3/25/2055 (c)(d)		2,289,117	2,285,532
SG Residential Mortgage Trust Series 2022-2 Class B1, 5.2976% 8/25/2062 (c)(d)		104,000	99,957
SG Residential Mortgage Trust Series 2022-2 Class M1, 5.2976% 8/25/2062 (c)(d)		485,000	471,697
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.3802% 10/25/2034 (d)		528	516
Structured Adjustable Rate Mortgage Loan Trust Series 2007-6 Class 3A1, 4.3517% 7/25/2037 (d)		1,290,539	807,038
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-26A Class 3A5, 5.6665% 9/25/2033 (d)		6,490	6,186
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 1A, 5.7743% 12/25/2033 (d)		10,534	10,000
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 2A, 5.7499% 12/25/2033 (d)		852	810
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0792% 9/25/2043 (b)(d)		783,261	755,193
Toorak Mortgage Corp Ltd Series 2021-INV1 Class B1, 3.287% 7/25/2056 (c)		100,000	77,404
Toorak Mortgage Trust Series 2024-2 Class A1, 6.329% 10/25/2031 (c)		252,000	251,440
Towd Point Mortgage Trust 2025-CES1 Series 2025-CES1 Class A1, 5.705% 2/25/2055 (c)		3,800,000	3,807,600
Towd Point Mortgage Trust Series 2016-1 Class B2, 4.5033% 2/25/2055 (c)(d)		500,000	479,049
Towd Point Mortgage Trust Series 2017-FRE2 Class M6, 4% 11/25/2047 (c)(f)		58,207	56,739
Towd Point Mortgage Trust Series 2021-R1 Class A1, 2.9181% 11/30/2060 (c)(d)		1,016,795	901,386
Towd Point Mortgage Trust Series 2021-R1 Class A2C, 3.3072% 11/30/2060 (c)(d)		877,659	748,725
Towd Point Mortgage Trust Series 2021-SJ2 Class A2, 2.5% 12/25/2061 (c)		1,500,000	1,353,446
Towd Point Mortgage Trust Series 2024-3 Class A1A, 5.1084% 7/25/2065 (c)(d)		3,392,324	3,448,989
Towd Point Mortgage Trust Series 2024-4 Class A1A, 4.4523% 10/27/2064 (c)(d)		13,026,564	13,114,097
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.5112% 10/25/2064 (c)(d)		14,663,857	14,799,880
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (c)		9,984,947	10,023,694
TRK Trust Series 2021-INV2 Class B1, 4.104% 11/25/2056 (c)		148,000	119,360
Vendee Mortgage Trust Series 1996-2 Class 1Z, 6.75% 6/15/2026		682	687
Vendee Mortgage Trust Series 1998-1 Class 2E, 7% 3/15/2028		4,258	4,317
Vendee Mortgage Trust Series 1999-1 Class 2Z, 6.5% 1/15/2029		730	741
Verus Securitization Trust Series 2021-3 Class B1, 3.203% 6/25/2066 (c)		100,000	68,888
Verus Securitization Trust Series 2022-3 Class B1, 4.0652% 2/25/2067 (c)(d)		158,000	127,144
Verus Securitization Trust Series 2022-INV1 Class A1, 5.041% 8/25/2067 (c)(d)		3,042,855	3,015,313
Verus Securitization Trust Series 2023-2 Class A1, 6.193% 3/25/2068 (c)(d)		298,217	298,238
Verus Securitization Trust Series 2023-2 Class B1, 7.4875% 3/25/2068 (c)(d)		676,000	672,463
Verus Securitization Trust Series 2023-3 Class B1, 7.7797% 3/25/2068 (c)(d)		110,000	110,302
Verus Securitization Trust Series 2024-4 Class A1, 6.218% 6/25/2069 (c)(f)		1,182,681	1,191,632
Verus Securitization Trust Series 2024-5 Class A1, 6.192% 6/25/2069 (c)		3,052,906	3,080,563
Verus Securitization Trust Series 2024-7 Class B1, 6.496% 9/25/2069 (c)		299,000	293,996
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (c)(d)		8,491,417	8,453,042
Verus Securitization Trust Series 2025-2 Class A1, 5.307% 3/25/2070 (c)		4,117,718	4,097,400
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (c)		1,000,000	998,060
Verus Series 2022-4 Class B1, 4.7658% 4/25/2067 (c)(d)		163,000	143,373
Visio Trust Series 2022-1 Class B1, 6.266% 8/25/2057 (c)(d)		200,000	198,714
Vista Point Securitization Trust Series 2020-2 Class B2, 5.16% 4/25/2065 (c)		357,200	323,856
Vista Point Securitization Trust Series 2024-CES3 Class A1, 5.679% 1/25/2055 (c)(f)		5,533,318	5,491,473
Wachovia Mortgage Loan Trust Series 2006-AMN1 Class A2, CME Term SOFR 1 month Index + 0.4145%, 1.6897% 8/25/2036 (b)		2,682,663	914,510
WaMu Mortgage MSC Pass Through Certificates Series 2004-RA1 Class 2A, 7% 3/25/2034		2,024	2,010
WaMu Mortgage MSC Pass Through Certificates Series 2005-4 Class CB7, 5.5% 6/25/2035		6,205	5,644
WaMu Mortgage MSC Pass Through Certificates Series 2005-AR1 Class A1A, 4.9592% 12/25/2035 (d)		426,770	362,067
WaMu Mortgage MSC Pass Through Certificates Series 2006-2 Class 3CB, 6% 3/25/2036		1,035,389	799,592
WaMu Mortgage Pass Through Certificates Series 2003-AR8 Class A, 6.2214% 8/25/2033 (d)		1,420	1,348
WaMu Mortgage Pass Through Certificates Series 2003-AR9 Class 1A6, 6.5477% 9/25/2033 (d)		1,082	1,029
WaMu Mortgage Pass Through Certificates Series 2004-AR11 Class A, 6.9294% 10/25/2034 (d)		2,902	2,777
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A1, 5.4226% 6/25/2034 (d)		382	351
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A2, 5.4226% 6/25/2034 (d)		3,531	3,211
WaMu Mortgage Pass Through Certificates Series 2004-S2 Class 2A4, 5.5% 6/25/2034		3,052	2,920
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A1B, CME Term SOFR 1 month Index + 0.8545%, 5.1792% 1/25/2045 (b)		781,238	762,447
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A21, CME Term SOFR 1 month Index + 0.7745%, 5.0992% 1/25/2045 (b)(d)		371	361
WaMu Mortgage Pass Through Certificates Series 2006-4 Class 3A1, 7% 5/25/2036 (f)		151,972	132,772
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1A, 3.9313% 9/25/2036 (f)		625,495	167,794
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1B, CME Term SOFR 1 month Index + 0.2745%, 3.9313% 9/25/2036 (b)		1,938,931	527,157
WaMu Mortgage Pass Through Certificates Series 2006-8 Class A4, 4.1154% 10/25/2036 (f)		238,109	82,645
WaMu Mortgage Pass Through Certificates Series 2007-HY3 Class 4A1, 5.1581% 3/25/2037 (d)		1,176	1,066
WaMu Mortgage Pass Through Certificates Series 2007-HY4 Class 1A1, 3.7543% 4/25/2037 (d)		1,046,541	938,529
WaMu Mortgage Pass Through Certificates Series 2007-OA1 Class 2A, 12 month Average U.S. Treasury Maturity + 0.72%, 5.2172% 12/25/2046 (b)(d)		12,997	11,166
WaMu Mortgage Pass Through Certificates Series 2007-OA2 Class 2A, 12 month Average U.S. Treasury Maturity + 0.7%, 5.1972% 1/25/2047 (b)(d)		519,985	428,997
WaMu Mortgage Pass Through Certificates Series 2007-OA5 Class 1A, 12 month Average U.S. Treasury Maturity + 0.75%, 5.2472% 6/25/2047 (b)(d)		244,875	197,887
WaMu Mortgage Pass Through Certificates Series 2007-OC2 Class A3, CME Term SOFR 1 month Index + 0.7345%, 5.0592% 6/25/2037 (b)		33,905	31,338
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 7.49% 7/25/2034 (d)		661	657
Wells Fargo Mortgage Backed Securities Trust Series 2004-U Class A1, 7.3004% 10/25/2034 (d)		1,642	1,604
TOTAL UNITED STATES			930,491,305
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $954,301,240)			941,842,593

Commercial Mortgage Securities - 3.1%
		Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Acre Commercial Mortgage Ltd Series 2021-FL4 Class C, CME Term SOFR 1 month Index + 2.3645%, 6.6912% 12/18/2037 (b)(c)(d)		263,000	252,354
BXMT 2020-FL3 Ltd Series 2020-FL3 Class A, CME Term SOFR 1 month Index + 2.0145%, 6.3432% 11/15/2037 (b)(c)		1,341,950	1,340,882
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			1,593,236
IRELAND - 0.0%
Last Mile Logistics Pan Euro Finance DAC Series 2021-1X Class E, 3 month EURIBOR + 2.7%, 4.827% 8/17/2033 (b)(d)(e)	EUR	176,734	195,714
Taurs Series 2025-UK2X Class B, SONIA Overnight Deposit Rates SWAP + 2%, 6.2142% 2/18/2035 (b)(d)(e)	GBP	129,455	173,806
Thunder Logistics Series 2024-1X Class B, 3 month EURIBOR + 2.05%, 4.177% 11/17/2036 (b)(d)(e)	EUR	71,578	81,272
UK Logistics Series 2024-1X Class A, SONIA Overnight Deposit Rates SWAP + 1.65%, 5.8824% 5/17/2034 (b)(d)(e)	GBP	100,000	134,731
TOTAL IRELAND			585,523
UNITED KINGDOM - 0.0%
Sage AR Funding No 1 PLC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 2.4%, 6.6106% 5/17/2037 (b)(d)(e)	GBP	121,000	163,117
Sage AR Funding No 1 PLC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 3.9%, 8.1106% 5/17/2037 (b)(d)(e)	GBP	105,000	141,541
TOTAL UNITED KINGDOM			304,658
UNITED STATES - 3.1%
1345 Trust Series 2025-AOA Class A, CME Term SOFR 1 month Index + 1.6%, 5.9% 6/15/2030 (b)(c)(d)		197,000	197,346
1345 Trust Series 2025-AOA Class E, CME Term SOFR 1 month Index + 4.5%, 8.8% 6/15/2030 (b)(c)(d)		346,000	345,156
20 Times Square Trust Series 2018-20TS Class F, 3.0999% 5/15/2035 (c)(d)		3,016,196	2,412,957
2023-MIC Trust/THE Series 2023-MIC Class A, 8.4366% 12/5/2038 (c)(d)		82,000	88,900
245 Park Avenue Trust Series 2017-245P Class E, 3.6574% 6/5/2037 (c)(d)		1,008,000	936,432
280 Park Avenue Mortgage Trust Series 2017-280P Class A, CME Term SOFR 1 month Index + 0.88%, 5.518% 9/15/2034 (b)(c)(d)		104,000	102,765
280 Park Avenue Mortgage Trust Series 2017-280P Class E, CME Term SOFR 1 month Index + 2.4189%, 6.7569% 9/15/2034 (b)(c)		154,796	149,877
3650r Commercial Mortgage Trust Series 2021-PF1 Class A4, 2.253% 11/15/2054		4,200,000	3,634,140
3650r Commercial Mortgage Trust Series 2021-PF1 Class A5, 2.522% 11/15/2054		1,000,000	861,607
AG Trust Series 2024-NLP Class A, CME Term SOFR 1 month Index + 2.0156%, 6.3444% 7/15/2041 (b)(c)(d)		2,850,994	2,850,994
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)		5,215,000	5,236,841
ALA Trust Series 2025-OANA Class D, CME Term SOFR 1 month Index + 3.0907%, 7.3907% 6/15/2030 (b)(c)(d)		254,000	254,953
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class A4, 2.2515% 6/15/2054 (c)		9,500,000	8,266,618
Arbor Multifamily Mortgage Securities Trust Series 2021-MF3 Class A5, 2.5747% 10/15/2054 (c)		440,000	384,444
Ares Commercial Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.6916%, 6.0203% 7/15/2041 (b)(c)(d)		430,000	430,538
Ares Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.443%, 5.7717% 10/15/2034 (b)(c)(d)		680,000	680,425
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A, CME Term SOFR 1 month Index + 1.227%, 5.556% 12/15/2036 (b)(c)(d)		2,468,048	2,412,516
Atrium Hotel Portfolio Trust Series 2024-ATRM Class A, 5.5895% 11/10/2029 (c)(d)		410,000	407,118
Atrium Hotel Portfolio Trust Series 2024-ATRM Class E, 9.5201% 11/10/2029 (c)(d)		84,000	84,789
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)		3,863,206	3,677,975
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)		752,000	696,457
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (c)(d)		461,000	410,939
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)		3,783,612	3,769,424
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.879% 1/15/2039 (b)(c)(d)		715,549	709,735
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.479% 1/15/2039 (b)(c)(d)		509,681	504,743
BAMLL Re-REMIC Trust Series 2024-FRR2 Class C, 1.2323% 7/27/2050 (c)(d)		6,500,000	5,863,274
BAMLL Re-REMIC Trust Series 2024-FRR2 Class D, 1.2323% 7/27/2050 (c)(d)		4,000,000	3,530,390
BAMLL Re-REMIC Trust Series 2024-FRR3 Class D, 0.5757% 1/27/2050 (c)(d)		3,000,000	2,669,131
Bamll Series 2024-BHP Class A, CME Term SOFR 1 month Index + 2.35%, 6.6787% 8/15/2039 (b)(c)(d)		280,000	281,355
BAMLL Trust Series 2025-ASHF Class A, CME Term SOFR 1 month Index + 1.85%, 6.179% 2/15/2042 (b)(c)(d)		746,000	745,995
BAMLL Trust Series 2025-ASHF Class E, CME Term SOFR 1 month Index + 5.25%, 9.579% 2/15/2042 (b)(c)(d)		300,000	295,372
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060		155,678	154,066
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060		7,200,000	7,074,263
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061		292,553	270,810
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052		4,086,706	3,754,984
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052		838,000	764,539
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052		365,705	350,835
BANK Series 2020-BN25 Class XB, 0.4364% 1/15/2063 (d)(g)		5,200,000	94,274
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063		8,769,825	7,538,606
BANK Series 2021-BN31 Class A3, 1.771% 2/15/2054		2,000,000	1,716,378
BANK Series 2021-BN31 Class XB, 0.8672% 2/15/2054 (d)(g)		7,000,000	264,650
BANK Series 2021-BN32 Class A4, 2.349% 4/15/2054		20,000,000	17,780,736
BANK Series 2021-BN33 Class A4, 2.27% 5/15/2064		9,000,000	7,900,163
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (d)(g)		13,343,825	563,747
BANK Series 2021-BN34 Class XB, 0.5168% 6/15/2063 (d)(g)		171,794,000	4,415,759
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064		1,300,000	1,188,005
BANK Series 2022-BNK44 Class A5, 5.7439% 11/15/2055 (d)		1,700,000	1,763,373
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)		1,300,000	1,299,511
BANK Series 2025-BNK49 Class A5, 5.623% 3/15/2058		3,200,000	3,287,933
BANK5 Series 2023-5YR2 Class A3, 6.656% 7/15/2056		7,500,000	7,872,359
BANK5 Series 2024-5YR11 Class A3, 5.893% 11/15/2057		116,000	120,391
BANK5 Series 2024-5YR6 Class A3, 6.225% 5/15/2057		13,782	14,425
BANK5 Series 2024-5YR9 Class A3, 5.6136% 8/15/2057		13,500,000	13,860,646
Bay 2025-Livn Mortgage Trust Series 2025-LIVN Class A, CME Term SOFR 1 month Index + 1.8%, 6.129% 5/15/2035 (b)(c)(d)		1,123,000	1,123,351
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.0392% 11/25/2035 (b)(c)(d)		10,651	10,240
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.0242% 1/25/2036 (b)(c)(d)		25,197	23,708
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.1142% 1/25/2036 (b)(c)(d)		8,133	7,682
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8442% 12/25/2036 (b)(c)(d)		55,000	51,448
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8442% 3/25/2037 (b)(c)(d)		13,600	12,814
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.8442% 7/25/2037 (b)(c)(d)		45,689	41,957
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.9192% 7/25/2037 (b)(c)(d)		42,777	39,327
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.9942% 7/25/2037 (b)(c)(d)		14,560	13,716
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.8742% 7/25/2037 (b)(c)(d)		14,832	13,886
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.9042% 7/25/2037 (b)(c)(d)		7,861	7,129
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.9492% 7/25/2037 (b)(c)(d)		8,407	7,539
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.9942% 7/25/2037 (b)(c)(d)		13,465	12,395
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.1892% 7/25/2037 (b)(c)(d)		21,258	19,539
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.3392% 7/25/2037 (b)(c)(d)		13,733	14,762
BBCCRE Trust Series 2015-GTP Class A, 3.966% 8/10/2033 (c)		274,000	252,080
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (c)(d)		4,500,000	4,012,449
BBCMS Mortgage Trust Series 2018-TALL Class A, CME Term SOFR 1 month Index + 0.872%, 5.248% 3/15/2037 (b)(c)(d)		525,000	494,470
BBCMS Mortgage Trust Series 2019-C4 Class A4, 2.661% 8/15/2052		3,471,290	3,238,880
BBCMS Mortgage Trust Series 2021-C9 Class A4, 2.021% 2/15/2054		10,000,000	8,665,138
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2958% 9/15/2056 (d)		1,600,000	1,700,563
BBCMS Mortgage Trust Series 2024-5C29 Class XB, 1.0114% 9/15/2057 (d)(g)		147,436,000	5,862,999
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058		1,315,000	1,357,906
Benchmark Mortgage Trust Series 2018-B2 Class A4, 3.6147% 2/15/2051		3,500,000	3,416,317
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051		949,000	927,682
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062		2,373,000	2,278,804
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0654% 8/15/2052 (d)(g)		36,150,469	1,033,159
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057		7,629,000	7,069,349
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (d)(g)		20,825,797	444,577
Benchmark Mortgage Trust Series 2020-B16 Class A4, 2.483% 2/15/2053		3,200,000	2,897,706
Benchmark Mortgage Trust Series 2020-B18 Class A4, 1.672% 7/15/2053		10,000,000	8,680,040
Benchmark Mortgage Trust Series 2020-B19 Class A3, 1.787% 9/15/2053		5,800,000	5,495,895
Benchmark Mortgage Trust Series 2020-B19 Class A4, 1.546% 9/15/2053		12,500,000	10,945,863
Benchmark Mortgage Trust Series 2020-B22 Class A4, 1.685% 1/15/2054		3,175,000	2,736,737
Benchmark Mortgage Trust Series 2021-B23 Class A4A1, 1.823% 2/15/2054		2,000,000	1,702,893
Benchmark Mortgage Trust Series 2021-B24 Class A4, 2.2638% 3/15/2054		5,800,000	5,123,866
Benchmark Mortgage Trust Series 2021-B26 Class A4, 2.295% 6/15/2054		8,800,000	7,722,024
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054		400,000	345,460
Benchmark Mortgage Trust Series 2023-V2 Class A3, 5.8118% 5/15/2055		13,000,000	13,327,894
Benchmark Mortgage Trust Series 2024-V10 Class A3, 5.2774% 9/15/2057		10,500,000	10,657,497
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057		4,400,000	4,518,199
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2057		11,710,000	12,092,990
BFLD Commercial Mortgage Trust Series 2024-UNIV Class A, CME Term SOFR 1 month Index + 1.4925%, 5.8212% 11/15/2041 (b)(c)(d)		210,000	210,131
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9682% 11/15/2041 (b)(c)(d)		134,000	133,692
BFLD Trust Series 2024-VICT Class A, CME Term SOFR 1 month Index + 1.89%, 6.2187% 7/15/2041 (b)(c)(d)		2,906,000	2,915,081
BFLD Trust Series 2024-WRHS Class A, CME Term SOFR 1 month Index + 1.4921%, 5.8208% 8/15/2026 (b)(c)(d)		834,297	835,959
BHMS Series 2018-ATLS Class A, CME Term SOFR 1 month Index + 1.297%, 5.8757% 7/15/2035 (b)(c)(d)		453,000	453,036
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(c)(d)		8,921,000	8,805,039
BLP Commercial Mortgage Trust Series 2023-IND Class A, CME Term SOFR 1 month Index + 1.692%, 6.0207% 3/15/2040 (b)(c)(d)		275,000	273,625
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)		2,846,482	2,848,261
BMD2 Re-Remic Trust Series 2019-FRR1 Class 1A5, U.S. 30-Day Avg. SOFR Index + 4.3145%, 8.6682% 5/25/2052 (b)(c)(d)		15,366	15,268
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5B13, 2.1751% 5/25/2052 (c)(d)		4,000,000	3,314,121
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5D1, 0% 5/25/2052 (c)(h)		4,000,000	2,844,212
BMD2 Re-Remic Trust Series 2019-FRR1 Class 6C, 0% 5/25/2052 (c)(h)		4,200,000	3,073,732
BMO Mortgage Trust Series 2022-C1 Class A4, 3.119% 2/17/2055		6,200,000	5,529,172
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056		10,000,000	10,468,011
BMO Mortgage Trust Series 2023-C5 Class A2, 6.5176% 6/15/2056		8,500,000	8,694,563
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (d)		9,700,000	10,053,096
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)		4,040,000	4,042,525
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9703% 6/15/2041 (b)(c)(d)		1,590,000	1,590,994
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.17% 6/15/2041 (b)(c)(d)		1,060,000	1,060,663
BMP Series 2024-MF23 Class D, CME Term SOFR 1 month Index + 2.3905%, 6.7192% 6/15/2041 (b)(c)(d)		180,000	180,113
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.7178% 6/15/2041 (b)(c)(d)		124,000	123,516
Boca Commercial Mortgage Trust 2024-Boca Series 2024-BOCA Class A, CME Term SOFR 1 month Index + 1.9207%, 6.2494% 8/15/2041 (b)(c)(d)		100,000	100,156
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(d)		100,000	100,501
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (c)(d)		500,000	503,236
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)		15,784,000	15,779,068
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)		4,626,000	4,623,109
BPR Trust Series 2023-STON Class A, 7.497% 12/5/2039 (c)		304,000	315,959
BPR Trust Series 2024-PMDW Class A, 5.358% 11/5/2041 (c)(d)		40,000	40,313
BSTN Commercial Mortgage Trust Series 2025-1C Class A, 5.5479% 6/15/2044 (c)(d)		384,000	385,979
BSTN Commercial Mortgage Trust Series 2025-1C Class C, 6.4441% 6/15/2044 (c)(d)		344,000	344,939
BSTN Commercial Mortgage Trust Series 2025-1C Class D, 6.9407% 6/15/2044 (c)(d)		335,000	335,840
BWAY Mortgage Trust Series 2013-1515 Class F, 3.927% 3/10/2033 (c)(d)		146,276	125,941
Bway Trust Series 2025-1535 Class A, 6.309% 5/5/2042 (c)(d)		62,000	63,321
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class A, CME Term SOFR 1 month Index + 1.94%, 6.2687% 11/15/2028 (b)(c)(d)		550,000	550,000
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class A, CME Term SOFR 1 month Index + 1.541%, 5.8698% 5/15/2034 (b)(c)(d)		167,791	167,791
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)		16,802,093	16,812,594
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 7.0185% 3/15/2041 (b)(c)(d)		815,587	815,332
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)		4,550,261	4,550,261
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (c)(d)		7,381,854	7,391,081
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)		3,532,346	3,499,230
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6753% 4/15/2034 (b)(c)(d)		4,464,000	4,391,460
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9753% 4/15/2034 (b)(c)(d)		2,952,000	2,900,340
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2753% 4/15/2034 (b)(c)(d)		3,099,000	3,040,894
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2635% 12/15/2038 (b)(c)(d)		4,398,225	4,384,481
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)		8,126,000	8,090,504
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3423% 10/15/2036 (b)(c)(d)		1,201,000	1,194,244
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5421% 10/15/2036 (b)(c)(d)		1,607,000	1,595,952
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7418% 10/15/2036 (b)(c)(d)		1,560,000	1,546,350
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.391% 10/15/2036 (b)(c)(d)		5,425,000	5,387,703
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0958% 5/15/2038 (b)(c)(d)		904,543	903,978
BX Commercial Mortgage Trust Series 2022-CSMO Class B, CME Term SOFR 1 month Index + 3.1407%, 7.4694% 6/15/2027 (b)(c)(d)		1,523,800	1,529,514
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)		607,064	605,926
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)		3,670,977	3,685,914
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)		713,145	715,151
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9689% 12/9/2040 (b)(c)(d)		386,645	387,732
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9175% 12/9/2040 (b)(c)(d)		214,803	215,407
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057		14,800,000	15,031,021
BX Commercial Mortgage Trust Series 2024-AIR2 Class A, CME Term SOFR 1 month Index + 1.4923%, 5.8213% 10/15/2041 (b)(c)(d)		6,109,978	6,115,706
BX Commercial Mortgage Trust Series 2024-AIRC Class A, CME Term SOFR 1 month Index + 1.6912%, 6.02% 8/15/2039 (b)(c)(d)		5,692,299	5,710,088
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)		1,609,117	1,609,117
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.971% 12/15/2039 (b)(c)(d)		135,969	135,969
BX Commercial Mortgage Trust Series 2024-MF Class A, CME Term SOFR 1 month Index + 1.4416%, 5.7703% 2/15/2039 (b)(c)(d)		115,109	115,253
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.067% 2/15/2039 (b)(c)(d)		154,069	154,181
BX Commercial Mortgage Trust Series 2024-PALM Class A, CME Term SOFR 1 month Index + 1.541%, 5.8697% 6/15/2037 (b)(c)(d)		605,769	607,157
BX Commercial Mortgage Trust Series 2024-PURE Class A, Canadian Overnight Repo Rate + 1.9%, 4.6563% 11/15/2041 (b)(c)(d)	CAD	71,000	52,364
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)		8,100,000	8,100,942
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)		1,727,000	1,729,330
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6% 6/15/2035 (b)(c)(d)		255,000	255,000
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(d)		2,140,000	1,939,334
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2181% 7/15/2029 (b)(c)(d)		220,000	216,975
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2666% 7/15/2029 (b)(c)(d)		390,000	385,538
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)		8,713,868	8,724,761
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0202% 4/15/2041 (b)(c)(d)		1,364,610	1,366,316
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2699% 4/15/2041 (b)(c)(d)		1,132,979	1,134,395
BX Trust 2024-CNY Series 2024-CNYN Class D, CME Term SOFR 1 month Index + 2.6901%, 7.0188% 4/15/2041 (b)(c)(d)		1,261,383	1,265,987
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0174% 4/15/2041 (b)(c)(d)		123,369	122,959
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)		13,079,000	12,980,908
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)		1,461,000	1,446,390
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)		2,059,000	2,022,968
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.27% 3/15/2030 (b)(c)(d)		725,000	706,896
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)		2,635,000	2,423,993
BX Trust Series 2021-ARIA Class A, CME Term SOFR 1 month Index + 1.0136%, 5.3426% 10/15/2036 (b)(c)(d)		129,000	128,355
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(c)(d)		1,777,657	1,770,991
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)		1,559,000	1,558,026
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)		1,357,110	1,356,262
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 1/15/2034 (b)(c)(d)		66,555	66,347
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 1/15/2034 (b)(c)(d)		40,957	40,786
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)		1,189,733	1,188,990
BX Trust Series 2021-VIEW Class F, CME Term SOFR 1 month Index + 4.0445%, 8.3735% 6/15/2036 (b)(c)(d)		61,000	59,232
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(c)(d)		2,788,100	2,788,100
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(c)(d)		629,300	629,300
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1677% 4/15/2037 (b)(c)(d)		526,399	526,399
BX Trust Series 2023-DELC Class A, CME Term SOFR 1 month Index + 2.69%, 7.0187% 5/15/2038 (b)(c)(d)		1,150,000	1,154,825
BX Trust Series 2024-BRBK Class A, CME Term SOFR 1 month Index + 2.8796%, 7.2083% 10/15/2041 (b)(c)(d)		460,000	461,438
BX Trust Series 2024-BRBK Class B, CME Term SOFR 1 month Index + 3.9266%, 8.2553% 10/15/2041 (b)(c)(d)		112,000	111,720
BX Trust Series 2024-BRBK Class D, CME Term SOFR 1 month Index + 5.9705%, 10.2992% 10/15/2041 (b)(c)(d)		25,000	24,937
BX Trust Series 2024-PAT Class A, CME Term SOFR 1 month Index + 2.09%, 6.4187% 3/15/2041 (b)(c)(d)		150,000	150,000
BX Trust Series 2024-PAT Class C, CME Term SOFR 1 month Index + 4.439%, 8.7677% 3/15/2041 (b)(c)(d)		321,000	324,348
BX Trust Series 2024-PAT Class D, CME Term SOFR 1 month Index + 5.389%, 9.7177% 3/15/2041 (b)(c)(d)		155,000	156,620
BX Trust Series 2024-VLT4 Class A, CME Term SOFR 1 month Index + 1.4914%, 5.8201% 7/15/2029 (b)(c)(d)		899,000	897,033
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)		6,652,461	6,660,768
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)		811,553	812,314
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.4683% 2/15/2039 (b)(c)(d)		369,318	370,703
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5168% 2/15/2039 (b)(c)(d)		198,864	198,762
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)		2,284,146	2,285,573
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2696% 3/15/2041 (b)(c)(d)		3,032,675	3,034,571
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)		4,360,000	4,343,650
Bx Trust Series 2025-LIFE Class A, 5.8836% 6/13/2047 (c)(d)		689,000	694,076
Bx Trust Series 2025-LUNR Class A, 5.83% 6/15/2040 (c)		85,000	85,000
BX Trust Series 2025-VLT6 Class A, CME Term SOFR 1 month Index + 1.4432%, 5.7719% 3/15/2042 (b)(c)(d)		275,000	273,625
BXSC Commercial Mortgage Trust Series 2022-WSS Class D, CME Term SOFR 1 month Index + 3.188%, 7.517% 3/15/2035 (b)(c)(d)		4,667,000	4,661,186
CALI Mortgage Trust Series 2024-SUN Class A, CME Term SOFR 1 month Index + 1.8911%, 6.2285% 7/15/2041 (b)(c)(d)		320,000	320,000
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.696% 12/15/2037 (b)(c)(d)		3,800,000	3,797,625
CAMB Commercial Mortgage Trust Series 2021-CX2 Class A, 2.7% 11/10/2046 (c)		4,000,000	3,371,820
CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.283% 11/15/2050		5,315,660	5,122,634
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050		2,700,000	2,610,324
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050		1,000,000	969,930
CD Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/2050		964,022	936,869
CENT Trust Series 2023-CITY Class A, CME Term SOFR 1 month Index + 2.62%, 6.9487% 9/15/2038 (b)(c)(d)		733,100	735,162
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)		16,578,699	16,455,851
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (c)		6,463,082	5,932,173
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)		8,434,906	8,120,993
CF Series 2019-CF2 Class A4, 2.6236% 11/15/2052		823,101	763,187
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.2492% 12/15/2047 (c)(d)		27,696	26,722
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2, 2.95% 11/10/2049		913,443	896,759
CFMT Trust Series 2021-FRR1 Class AK99, 0% 9/29/2029 (c)		5,353,696	3,986,708
CFMT Trust Series 2021-FRR1 Class BK54, 0% 2/28/2026 (c)		659,122	624,049
CFMT Trust Series 2021-FRR1 Class BK58, 2.4009% 9/29/2029 (c)(d)		327,366	300,875
CFMT Trust Series 2021-FRR1 Class BK98, 0% 8/29/2029 (c)		2,368,616	1,750,604
CFMT Trust Series 2021-FRR1 Class BK99, 0% 9/29/2029 (c)(i)		447,606	297,168
CFMT Trust Series 2021-FRR1 Class CK54, 0% 2/28/2026 (c)		204,787	192,052
CFMT Trust Series 2021-FRR1 Class CKW1, 0% 1/29/2026 (c)		263,297	250,652
CFSP Mortgage Trust Series 2024-AHP1 Class A, 6.5% 4/15/2037		570,814	546,189
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050		862,822	836,180
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A3, 3.515% 9/10/2058		219,494	219,069
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058		18,769	18,745
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8231% 9/10/2058 (d)(g)		11,383,083	5,708
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A3, 2.575% 8/10/2049		2,705,173	2,649,465
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A4, 3.349% 2/10/2049		2,500,000	2,484,835
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3, 3.05% 4/10/2049		2,190,826	2,173,467
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5476% 12/10/2049 (d)(g)		12,048,628	72,171
COMM Mortgage Trust Series 2013-300P Class A1, 4.353% 8/10/2030 (c)		500,000	497,581
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048		162,387	161,997
COMM Mortgage Trust Series 2015-CR25 Class A4, 3.759% 8/10/2048		126,256	125,934
COMM Mortgage Trust Series 2016-787S Class A, 3.545% 2/10/2036 (c)		4,035,000	3,971,381
COMM Mortgage Trust Series 2016-COR1 Class A3, 2.826% 10/10/2049		7,520,414	7,369,714
COMM Mortgage Trust Series 2017-COR2 Class A3, 3.51% 9/10/2050		11,380,000	11,035,719
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050		528,472	521,814
COMM Mortgage Trust Series 2018-HOME Class A, 3.8151% 4/10/2033 (c)(d)		699,201	673,694
COMM Mortgage Trust Series 2024-277P Class A, 6.338% 8/10/2044 (c)		1,800,000	1,872,001
COMM Mortgage Trust Series 2024-277P Class X, 0.661% 8/10/2044 (c)(d)(g)		5,900,000	162,730
COMM Mortgage Trust Series 2024-CBM Class A2, 5.867% 12/10/2041 (c)(d)		110,000	111,055
COMM Mortgage Trust Series 2024-WCL1 Class A, CME Term SOFR 1 month Index + 1.841%, 6.1697% 6/15/2041 (b)(c)(d)		400,000	397,625
COMM Mortgage Trust Series 2024-WCL1 Class B, CME Term SOFR 1 month Index + 2.59%, 6.9187% 6/15/2041 (b)(c)(d)		237,000	235,592
COMM Mortgage Trust Series 2024-WCL1 Class E, CME Term SOFR 1 month Index + 4.487%, 8.8157% 6/15/2041 (b)(c)(d)		313,000	309,558
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052		3,181,000	3,135,099
Cone Trust Series 2024-DFW1 Class A, CME Term SOFR 1 month Index + 1.6417%, 5.9704% 8/15/2041 (b)(c)(d)		320,000	318,840
Cone Trust Series 2024-DFW1 Class D, CME Term SOFR 1 month Index + 3.0397%, 7.3684% 8/15/2041 (b)(c)(d)		43,000	42,887
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2172% 8/15/2041 (b)(c)(d)		315,000	312,572
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class A, CME Term SOFR 1 month Index + 1.1814%, 5.5101% 6/15/2034 (b)(c)		454,819	437,116
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048		211,899	210,613
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049		1,000,000	982,921
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/2049		2,730,956	2,697,556
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054		14,927,284	13,404,380
CSMC Trust Series 2014-USA Class A2, 3.953% 9/15/2037 (c)		5,001,000	4,650,930
CSMC Trust Series 2014-USA Class D, 4.3733% 9/15/2037 (c)		3,944,000	3,011,596
CSMC Trust Series 2016-NXSR Class A4, 3.7948% 12/15/2049		2,000,000	1,966,161
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)		907,411	897,063
CSMC Trust Series 2020-NET Class B, 2.8159% 8/15/2037 (c)		500,000	494,244
CSMC Trust Series 2021-ADV Class A, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 7/15/2038 (b)(c)(d)		500,000	451,552
CSMC Trust Series 2021-BHAR Class A, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 11/15/2038 (b)(c)(d)		228,000	226,860
Cstl Commercial Mortgage Trust Series 2024-GATE Class A, 4.7644% 11/10/2041 (c)(d)		440,000	433,213
DBGS Mortgage Trust Series 2024-SBL Class A, CME Term SOFR 1 month Index + 1.8821%, 6.2111% 8/15/2034 (b)(c)(d)		812,000	811,239
DBJPM Mortgage Trust Series 2017-C6 Class A3, 3.269% 6/10/2050		116,781	113,785
DBSG Mortgage Trust Series 2024-ALTA Class A, 5.9456% 6/10/2037 (c)(d)		121,211	122,988
DBWF Mortgage Trust Series 2016-85T Class A, 3.791% 12/10/2036 (c)		1,390,000	1,346,205
DC Commercial Mortgage Trust Series 2024-HLTN Class A, 5.727% 4/13/2040 (c)(d)		30,000	30,178
DC Commercial Mortgage Trust Series 2024-HLTN Class F, 10.305% 4/13/2040 (c)(d)		88,000	87,713
DK Trust Series 2024-SPBX Class A, CME Term SOFR 1 month Index + 1.5%, 5.8287% 3/15/2034 (b)(c)(d)		197,000	197,062
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3287% 3/15/2034 (b)(c)(d)		559,000	559,814
DOLP Trust Series 2021-NYC Class A, 2.956% 5/10/2041 (c)		8,810,000	7,711,730
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(d)		1,752,000	1,788,958
Elm Trust Series 2024-ELM Class A10, 5.8009% 6/10/2039 (c)(d)		460,000	464,509
Elm Trust Series 2024-ELM Class A15, 5.8009% 6/10/2039 (c)(d)		460,000	464,509
Elm Trust Series 2024-ELM Class E10, 7.786% 6/10/2039 (c)(d)		514,000	514,872
Elm Trust Series 2024-ELM Class XP10, 0.2423% 6/10/2039 (c)(d)(g)		2,414,000	5,544
Elm Trust Series 2024-ELM Class XP15, 1.6132% 6/10/2039 (c)(d)(g)		2,185,000	33,413
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)		10,967,234	10,939,816
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5637% 11/15/2038 (b)(c)(d)		973,866	970,519
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1105% 11/15/2038 (b)(c)(d)		998,837	993,219
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (c)(d)		705,000	713,733
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)		3,301,394	3,301,395
Extended Stay America Trust Series 2021-ESH Class A1, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)		171,546	171,687
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8235% 7/15/2038 (b)(c)(d)		1,805,517	1,805,517
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1435% 7/15/2038 (b)(c)(d)		1,331,193	1,331,193
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 7/15/2038 (b)(c)(d)		2,689,834	2,689,834
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1435% 7/15/2038 (b)(c)(d)		861,159	861,159
Fannie Mae Guaranteed REMIC Series 2015-M10 Class A2, 3.092% 4/25/2027		133,972	131,077
Fannie Mae Guaranteed REMIC Series 2015-M13 Class A2, 2.673% 6/25/2025 (d)		9,008	8,979
Fannie Mae Guaranteed REMIC Series 2016-M6 Class A2, 2.488% 5/25/2026		175,423	171,879
Fannie Mae Guaranteed REMIC Series 2016-M7 Class A2, 2.4994% 9/25/2026		156,512	153,349
Fannie Mae Guaranteed REMIC Series 2017-M1 Class A2, 2.4154% 10/25/2026 (d)		211,140	205,432
Fannie Mae Guaranteed REMIC Series 2017-M3 Class A2, 2.4641% 12/25/2026 (d)		350,051	340,139
Fannie Mae Guaranteed REMIC Series 2017-M5 Class A2, 3.0086% 4/25/2029 (d)		475,828	454,835
Fannie Mae Guaranteed REMIC Series 2017-M8 Class A2, 3.061% 5/25/2027		209,392	204,440
Fannie Mae Guaranteed REMIC Series 2017-T1 Class A, 2.898% 6/25/2027		2,879,136	2,787,578
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3548% 7/25/2028 (d)		595,664	580,870
Fannie Mae Guaranteed REMIC Series 2018-M14 Class A2, 3.5801% 8/25/2028 (d)		994,979	973,740
Fannie Mae Guaranteed REMIC Series 2018-M2 Class A2, 2.9059% 1/25/2028 (d)		764,904	740,477
Fannie Mae Guaranteed REMIC Series 2018-M3 Class A2, 3.0634% 2/25/2030 (d)		926,068	879,305
Fannie Mae Guaranteed REMIC Series 2018-M4 Class A2, 3.0571% 3/25/2028 (d)		234,118	226,645
Fannie Mae Guaranteed REMIC Series 2018-M7 Class A2, 3.0306% 3/25/2028 (d)		785,045	761,017
Fannie Mae Guaranteed REMIC Series 2019-M12 Class A2, 2.885% 6/25/2029 (d)		786,028	744,944
Fannie Mae Guaranteed REMIC Series 2019-M7 Class A2, 3.143% 4/25/2029		466,255	445,370
Fannie Mae Guaranteed REMIC Series 2020-M50 Class A2, 1.2% 10/25/2030		147,877	139,335
Fannie Mae Guaranteed REMIC Series 2020-M50 Class X1, 1.819% 10/25/2030 (d)(g)		2,318,818	99,649
Fannie Mae Guaranteed REMIC Series 2022-M2S Class A2, 3.7506% 8/25/2032 (d)		412,499	390,150
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class 2A1, 1.594% 11/25/2028		131,398	121,430
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class X2, 1.975% 11/25/2028 (d)(g)		1,022,351	46,192
Fannie Mae Series 2022-M10 Class A2, 1.9278% 1/25/2032 (d)		9,000,000	7,678,252
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class A, CME Term SOFR 1 month Index + 1.45%, 5.7787% 12/15/2039 (b)(c)(d)		1,930,000	1,920,350
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9787% 12/15/2039 (b)(c)(d)		237,000	236,818
Freddie Mac MSCR Trust Series 2023-MN7 Class M2, U.S. 30-Day Avg. SOFR Index + 5.7%, 10.022% 9/25/2043 (b)(c)(d)		1,030,000	1,070,113
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1 Class M2, U.S. 30-Day Avg. SOFR Index + 3.75%, 8.072% 1/25/2051 (b)(c)(d)		3,893,281	3,963,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025		292,388	291,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026		4,554,432	4,499,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K152 Class A2, 3.08% 1/25/2031		258,704	242,055
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-KS06 Class A2, 2.72% 7/25/2026		294,893	290,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027		194,050	190,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027		300,000	293,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027		1,179,597	1,152,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027		5,976,848	5,846,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027		2,100,000	2,052,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-KJ17 Class A2, 2.982% 11/25/2025		3,185	3,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027		3,300,000	3,235,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028		3,600,000	3,520,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028		8,300,000	8,163,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028		1,600,000	1,584,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028		5,300,000	5,240,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028		1,200,000	1,188,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028		1,500,000	1,489,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-W5FX Class AFX, 3.214% 4/25/2028 (d)		289,920	282,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class X1, 0.9483% 6/25/2029 (d)(g)		13,598,733	432,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KJ26 Class A2, 2.606% 7/25/2027		376,217	369,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KL05 Class X1P, 0.8924% 6/25/2029 (d)(g)		5,143,082	166,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KS11 Class AFX2, 2.654% 6/25/2029		1,462,765	1,371,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-1515 Class A2, 1.94% 2/25/2035		1,053,190	824,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K106 Class X1, 1.3164% 1/25/2030 (d)(g)		57,020,794	2,936,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027		3,100,000	2,914,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KX04 Class XFX, 1.6626% 1/25/2034 (d)(g)		4,584,296	206,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-Q014 Class X, 2.7754% 10/25/2055 (d)(g)		623,418	90,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-1520 Class X3, 3.093% 4/25/2039 (d)(g)		130,186	29,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class X3, 2.7808% 4/25/2031 (d)(g)		375,930	48,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K741 Class X1, 0.5605% 12/25/2027 (d)(g)		139,012,014	1,653,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028		1,200,000	1,119,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K142 Class AM, 2.4% 3/25/2032		643,616	561,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032		546,050	482,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class A2, 2.92% 6/25/2032		394,946	356,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class AM, 2.92% 7/25/2032		380,318	341,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032		731,382	694,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KJ48 Class A2, 5.028% 10/25/2031		96,000	97,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-P015 Class A1, 4.3051% 11/25/2032 (d)		109,567	105,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-Q029 Class A, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.9007% 8/25/2027 (b)(d)		11,000,000	10,996,725
FREMF Mortgage Trust Series 2015-K48 Class B, 3.6966% 8/25/2048 (c)(d)		470,571	468,982
FREMF Mortgage Trust Series 2015-K48 Class C, 3.6966% 8/25/2048 (c)(d)		515,000	513,162
FREMF Mortgage Trust Series 2015-K51 Class B, 3.9655% 10/25/2048 (c)(d)		80,452	80,005
FREMF Mortgage Trust Series 2016-K55 Class B, 4.1719% 4/25/2049 (c)(d)		292,553	289,957
FREMF Mortgage Trust Series 2016-K56 Class B, 3.9512% 6/25/2049 (c)(d)		103,827	102,437
FREMF Mortgage Trust Series 2016-K58 Class C, 3.7372% 9/25/2049 (c)(d)		3,090,000	3,027,888
FREMF Mortgage Trust Series 2016-K59 Class B, 3.5686% 11/25/2049 (c)(d)		137,909	135,154
FREMF Mortgage Trust Series 2017-K61 Class C, 3.698% 12/25/2049 (c)(d)		156,369	151,918
FREMF Mortgage Trust Series 2017-K63 Class B, 3.8788% 2/25/2050 (c)(d)		347,991	341,547
FREMF Mortgage Trust Series 2017-K63 Class C, 3.8788% 2/25/2050 (c)(d)		146,276	142,850
FREMF Mortgage Trust Series 2017-K68 Class B, 3.8406% 10/25/2049 (c)(d)		275,672	269,418
FREMF Mortgage Trust Series 2017-KL1P Class BP, 3.3682% 10/25/2025 (c)(d)		388,576	381,610
FREMF Mortgage Trust Series 2018-K733 Class B, 4.0852% 9/25/2025 (c)(d)		384,000	381,891
FREMF Mortgage Trust Series 2018-K74 Class B, 4.0935% 2/25/2051 (c)(d)		292,553	285,741
FREMF Mortgage Trust Series 2018-K85 Class C, 4.3199% 12/25/2050 (c)(d)		1,000,000	963,259
FREMF Mortgage Trust Series 2018-KBX1 Class C, 3.5077% 1/25/2026 (c)(d)		219,414	211,078
FREMF Mortgage Trust Series 2018-KHG1 Class C, 3.8999% 12/25/2027 (c)(d)		971,831	906,461
FREMF Mortgage Trust Series 2018-KL3W Class CW, 4.103% 8/25/2025 (c)(d)		585,106	578,096
FREMF Mortgage Trust Series 2018-KSL1 Class C, 3.8744% 11/25/2025 (c)(d)		498,334	493,320
FREMF Mortgage Trust Series 2018-KSW4 Class B, U.S. 30-Day Avg. SOFR Index + 2.45%, 6.9152% 10/25/2028 (b)(d)		3,949,698	3,766,141
FREMF Mortgage Trust Series 2018-KW06 Class C, 0% 6/25/2028 (c)		365,011	292,371
FREMF Mortgage Trust Series 2018-KW06 Class X2A, 0.1% 6/25/2028 (c)(g)		3,133,863	6,867
FREMF Mortgage Trust Series 2018-KW06 Class X2B, 0.1% 6/25/2028 (c)(g)		486,684	1,222
FREMF Mortgage Trust Series 2018-KW07 Class C, 0% 10/25/2031 (c)(h)		380,318	283,494
FREMF Mortgage Trust Series 2018-KW07 Class X2A, 0.1% 10/25/2031 (c)(g)		3,746,900	7,286
FREMF Mortgage Trust Series 2018-KW07 Class X2B, 0.1% 10/25/2031 (c)(g)		495,949	1,346
FREMF Mortgage Trust Series 2019-K736 Class B, 3.741% 7/25/2026 (c)(d)		905,000	889,484
FREMF Mortgage Trust Series 2019-K98 Class B, 3.7376% 10/25/2052 (c)(d)		321,808	303,102
FREMF Mortgage Trust Series 2019-KBF3 Class C, U.S. 30-Day Avg. SOFR Index + 4.75%, 9.2152% 1/25/2029 (b)(c)(d)		254,909	244,907
FREMF Mortgage Trust Series 2019-KL05 Class BHG, 4.3706% 2/25/2029 (c)(d)		105,465	96,522
FREMF Mortgage Trust Series 2019-KL05 Class CHG, 4.37% 2/25/2029 (c)		339,771	300,038
FREMF Mortgage Trust Series 2019-KW10 Class B, 3.6311% 10/25/2032 (c)(d)		268,271	245,005
GAM Re-Remic Trust Series 2021-FRR1 Class 1B, 0% 11/29/2050 (c)(h)		5,000,000	4,382,564
GAM Re-Remic Trust Series 2021-FRR1 Class 1D, 0% 11/29/2050 (c)(h)		4,000,000	3,398,024
GAM Re-Remic Trust Series 2021-FRR1 Class 2B, 0% 11/29/2050 (c)(h)		3,400,000	2,903,898
GAM Re-Remic Trust Series 2022-FRR3 Class BK89, 0% 1/27/2052 (c)(h)		6,000,000	4,711,674
Ginnie Mae Multifamily REMICS Series 2021-2 Class AH, 1.5% 6/16/2063		3,944,673	2,851,436
Ginnie Mae Multifamily REMICS Series 2021-21 Class AH, 1.4% 6/16/2063		2,682,473	1,954,598
Ginnie Mae Multifamily REMICS Series 2021-31 Class B, 1.25% 1/16/2061		2,917,193	2,100,611
Ginnie Mae Multifamily REMICS Series 2021-36 Class IO, 1.2879% 3/16/2063 (d)(g)		13,613,091	1,120,458
Ginnie Mae REMIC pass-thru certificates Series 2023-118 Class BA, 3.746% 5/16/2065 (d)		1,378,782	1,251,352
Ginnie Mae REMIC pass-thru certificates Series 2023-119 Class AD, 2.25% 4/16/2065		98,338	78,817
Ginnie Mae REMIC pass-thru certificates Series 2023-50 Class AC, 3.25% 9/16/2063 (d)		54,382	49,013
Great Wolf Trust Series 2024-WOLF Class A, CME Term SOFR 1 month Index + 1.542%, 5.8707% 3/15/2039 (b)(c)(d)		100,000	99,938
GS Mortgage Securities Corp II Series 2019-GC40 Class A3, 2.904% 7/10/2052		2,000,000	1,871,994
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.148% 8/10/2044 (c)(d)		6,705,712	6,551,928
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.1862% 10/10/2048 (d)(g)		4,742,016	301
GS Mortgage Securities Trust Series 2015-GS1 Class A3, 3.734% 11/10/2048		11,384,000	11,299,217
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050		461,935	447,701
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051		700,000	675,335
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052		909,839	878,031
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052		1,300,000	1,211,605
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053		836,823	804,833
GS Mortgage Securities Trust Series 2020-GSA2 Class A4, 1.721% 12/12/2053		4,940,000	4,298,935
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)		7,945,000	7,895,344
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 10/15/2036 (b)(c)(d)		730,000	724,525
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9935% 10/15/2036 (b)(c)(d)		601,000	596,492
GS Mortgage Securities Trust Series 2023-FUN Class A, CME Term SOFR 1 month Index + 2.0913%, 6.42% 3/15/2028 (b)(c)(d)		100,000	100,188
GS Mortgage Securities Trust Series 2023-FUN Class B, CME Term SOFR 1 month Index + 2.7903%, 7.119% 3/15/2028 (b)(c)(d)		1,400,000	1,402,625
GS Mortgage Securities Trust Series 2023-SHIP Class A, 4.3223% 9/10/2038 (c)(d)		4,140,000	4,106,301
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(d)		74,000	74,489
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (c)(d)		7,700,000	7,678,241
GS Mortgage Securities Trust Series 2024-RVR Class E, 7.4703% 8/10/2041 (c)(d)		438,000	435,346
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.9699% 11/25/2041 (b)(c)(d)		597,000	598,005
GWT Commercial Mortgage Trust Series 2024-WLF2 Class A, CME Term SOFR 1 month Index + 1.6912%, 6.02% 5/15/2041 (b)(c)(d)		811,000	811,000
HIH Trust Series 2024-61P Class A, CME Term SOFR 1 month Index + 1.842%, 6.1707% 10/15/2041 (b)(c)(d)		177,346	177,346
HIH Trust Series 2024-61P Class C, CME Term SOFR 1 month Index + 2.841%, 7.1697% 10/15/2041 (b)(c)(d)		197,051	196,312
HIH Trust Series 2024-61P Class D, CME Term SOFR 1 month Index + 3.64%, 7.9687% 10/15/2041 (b)(c)(d)		68,968	68,666
Hilt Commercial Mortgage Trust Series 2024-ORL Class A, CME Term SOFR 1 month Index + 1.5412%, 5.8699% 5/15/2037 (b)(c)(d)		492,000	491,693
Hilt Commercial Mortgage Trust Series 2024-ORL Class D, CME Term SOFR 1 month Index + 3.1889%, 7.5176% 5/15/2037 (b)(c)(d)		255,000	253,884
HLTM Commercial Mortgage Trust Series 2024-DPLO Class A, CME Term SOFR 1 month Index + 1.6415%, 5.9702% 6/15/2041 (b)(c)(d)		1,601,000	1,599,999
HONO Mortgage Trust Series 2021-LULU Class A, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 10/15/2036 (b)(c)(d)		1,562,409	1,542,879
Htl Commercial Mortgage Trust Series 2024-T53 Class A, 6.0715% 5/10/2039 (c)(d)		100,000	100,699
Htl Commercial Mortgage Trust Series 2024-T53 Class D, 8.1977% 5/10/2039 (c)(d)		1,503,605	1,514,215
Htl Commercial Mortgage Trust Series 2024-T53 Class E, 10.2602% 5/10/2039 (c)(d)		2,073,000	2,109,874
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (c)		2,700,000	2,604,961
Independence Plaza Trust Series 2018-INDP Class A, 3.763% 7/10/2035 (c)		475,983	473,606
Investment Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.7419%, 6.0706% 11/15/2041 (b)(c)(d)		1,500,000	1,501,801
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class A, CME Term SOFR 1 month Index + 1.693%, 6.022% 3/15/2040 (b)(c)(d)		719,000	717,203
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-609M Class A, CME Term SOFR 1 month Index + 1.7345%, 6.0635% 10/15/2033 (b)(c)(d)		100,000	99,510
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A4, 3.5508% 7/15/2048		110,600	110,346
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5, 3.8218% 7/15/2048		3,600,000	3,584,330
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class A5, 3.4898% 7/15/2050		5,000,000	4,829,881
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050		75,432	74,499
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/2052		5,400,000	5,200,494
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049		65,483	64,617
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4, 3.414% 3/15/2050		3,511,782	3,421,106
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class B, 2.8541% 9/6/2038 (c)(d)		300,000	289,229
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A, 4.1283% 7/5/2031 (c)		1,700,000	1,559,751
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-GW Class B, CME Term SOFR 1 month Index + 1.317%, 5.646% 5/15/2035 (b)(c)		995,000	992,130
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A, CME Term SOFR 1 month Index + 1.257%, 5.586% 6/15/2035 (b)(c)(d)		484,543	425,066
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)		2,700,000	2,558,749
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)		919,000	700,937
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)		1,414,000	901,789
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(d)(g)		10,000,000	121,421
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 9/15/2029 (b)(c)(d)		2,433,272	2,305,665
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (c)		5,725,000	5,136,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1435% 4/15/2038 (b)(c)(d)		17,000	16,989
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class XCP, 0% 4/15/2038 (c)(d)(i)		164,060,500	163
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 5.1752% 4/15/2037 (b)(c)(d)		9,518,726	9,352,148
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class A, 5.1741% 11/9/2039 (c)(d)		2,410,000	2,419,447
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class D, 6.4821% 11/9/2039 (c)(d)		670,000	669,944
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class E, 7.2542% 11/9/2039 (c)(d)		1,227,000	1,222,986
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class F, 8.2159% 11/9/2039 (c)(d)		1,051,000	1,042,283
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class A, 5.7972% 10/5/2039 (c)(d)		1,110,000	1,122,416
JW Commercial Mortgage Trust Series 2024-MRCO Class A, CME Term SOFR 1 month Index + 1.6212%, 5.9499% 6/15/2039 (b)(c)(d)		1,338,000	1,336,328
JW Commercial Mortgage Trust Series 2024-MRCO Class D, CME Term SOFR 1 month Index + 3.1889%, 7.5176% 6/15/2039 (b)(c)(d)		207,000	205,351
KSL Commercial Mortgage Trust 2024-HT2 Series 2024-HT2 Class A, CME Term SOFR 1 month Index + 1.5424%, 5.8711% 12/15/2039 (b)(c)(d)		539,000	537,653
KSL Commercial Mortgage Trust Series 2025-MAK, 0% 6/16/2042 (c)(d)		1,035,000	1,032,413
KSL Commercial Mortgage Trust Series 2025-MAK, 0% 6/16/2042 (c)(d)		97,000	96,757
LBA Trust Series 2024-7IND Class A, CME Term SOFR 1 month Index + 1.443%, 5.7717% 10/15/2041 (b)(c)(d)		780,000	780,488
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.9697% 10/15/2041 (b)(c)(d)		199,000	198,751
LBA Trust Series 2024-BOLT Class A, CME Term SOFR 1 month Index + 1.5911%, 5.9198% 6/15/2039 (b)(c)(d)		610,000	610,382
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7657% 6/15/2039 (b)(c)(d)		99,000	98,591
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)		12,656,000	12,276,320
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)		6,596,000	6,002,360
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4218% 5/15/2039 (b)(c)(d)		3,893,000	3,503,700
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8706% 5/15/2039 (b)(c)(d)		3,460,000	3,096,423
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5435% 3/15/2038 (b)(c)(d)		112,353	111,581
LV Trust Series 2024-SHOW Class A, 5.1043% 10/10/2041 (c)(d)		22,005	22,016
MCR Mortgage Trust Series 2024-HF1 Class A, CME Term SOFR 1 month Index + 1.793%, 6.1217% 12/15/2041 (b)(c)(d)		1,042,000	1,042,000
MCR Mortgage Trust Series 2024-HTL Class B, CME Term SOFR 1 month Index + 2.4075%, 6.7365% 2/15/2037 (b)(c)(d)		396,401	395,781
MCR Mortgage Trust Series 2024-HTL Class E, CME Term SOFR 1 month Index + 4.6543%, 8.9833% 2/15/2037 (b)(c)(d)		98,294	97,465
MCR Mortgage Trust Series 2024-TWA Class A, 5.924% 6/12/2039 (c)		170,000	171,302
MCR Mortgage Trust Series 2024-TWA Class D, 7.402% 6/12/2039 (c)		240,000	240,882
MCR Mortgage Trust Series 2024-TWA Class E, 8.725% 6/12/2039 (c)		78,000	78,413
MCR Mortgage Trust Series 2024-TWA Class XA, 0.92% 6/12/2039 (c)(g)		783,000	10,306
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2444% 4/15/2038 (b)(c)(d)		160,041	159,941
MHC Commercial Mortgage Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.2154%, 6.5444% 4/15/2038 (b)(c)(d)		4,340,000	4,337,288
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0444% 4/15/2038 (b)(c)(d)		571,063	570,706
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)		200,000	199,750
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A4, 3.372% 10/15/2048		485,548	483,983
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9793% 10/15/2048 (d)(g)		4,998,520	2,843
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A4, 3.252% 10/15/2048		428,812	428,447
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049		3,302,603	3,274,062
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3, 3.459% 12/15/2049		8,677,804	8,534,300
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (c)		520,000	461,687
Morgan Stanley Capital I Trust Series 2015-UBS8 Class A3, 3.54% 12/15/2048		2,123,329	2,110,756
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049		13,840,000	13,475,555
Morgan Stanley Capital I Trust Series 2016-UB12 Class A3, 3.337% 12/15/2049		1,852,015	1,812,340
Morgan Stanley Capital I Trust Series 2017-ASHF Class B, CME Term SOFR 1 month Index + 1.25%, 5.876% 11/15/2034 (b)(c)(d)		890,000	863,291
Morgan Stanley Capital I Trust Series 2017-ASHF Class G, CME Term SOFR 1 month Index + 7.197%, 11.526% 11/15/2034 (b)(c)		14,000	13,160
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.226% 8/15/2033 (b)(c)(d)		4,512,912	3,687,094
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051		3,837,000	3,770,905
Morgan Stanley Capital I Trust Series 2019-H6 Class D, 3% 6/15/2052 (c)		17,000	13,417
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 12/15/2036 (b)(c)(d)		5,200,000	4,494,431
Morgan Stanley Capital I Trust Series 2019-PLND Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 5/15/2036 (b)(c)(d)		400,000	246,004
Morgan Stanley Capital I Trust Series 2021-L6 Class A3, 2.196% 6/15/2054		7,000,000	6,094,290
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1728% 6/15/2054 (d)(g)		12,005,412	528,023
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(d)		12,979,595	12,509,482
MRCD Mortgage Trust Series 2019-PARK Class E, 2.7175% 12/15/2036 (c)		600,000	418,380
MRCD Mortgage Trust Series 2019-PARK Class F, 2.7175% 12/15/2036 (c)		1,228,000	748,466
MSCR Series 2021-MN3 Class M1, U.S. 30-Day Avg. SOFR Index + 2.3%, 6.622% 11/25/2051 (b)(c)(d)		97,777	97,868
MSCR Series 2021-MN3 Class M2, U.S. 30-Day Avg. SOFR Index + 4%, 8.322% 11/25/2051 (b)(c)(d)		2,605,728	2,687,035
MSCR Series 2022-MN4 Class M2, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.822% 5/25/2052 (b)(c)(d)		182,845	205,804
MSSG Trust Series 2017-237P Class A, 3.397% 9/13/2039 (c)		1,750,000	1,619,483
MSWF Commercial Mortgage Trust Series 2023-2 Class XA, 0.9069% 12/15/2056 (d)(g)		2,222,141	131,232
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0181% 12/15/2056 (c)(d)(g)		1,400,000	270,167
MTN Commercial Mortgage Trust Series 2022-LPFL Class A, CME Term SOFR 1 month Index + 1.3969%, 5.7269% 3/15/2039 (b)(c)(d)		100,000	99,938
MTN Commercial Mortgage Trust Series 2022-LPFL Class E, CME Term SOFR 1 month Index + 4.2891%, 8.6191% 3/15/2039 (b)(c)(d)		7,000,000	6,968,066
Multi-family1 Series 2021-W10 Class A, CME Term SOFR 1 month Index + 1.0703%, 5.3993% 12/15/2034 (b)(c)(d)		480,000	478,379
Multi-family1 Series 2021-W10 Class B, CME Term SOFR 1 month Index + 1.3703%, 5.6993% 12/15/2034 (b)(c)(d)		400,000	396,766
Multifamily Conn Ave Securities Trust Series 2019-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.3645%, 7.6865% 10/25/2049 (b)(c)(d)		4,091,324	4,115,607
Multifamily Conn Ave Securities Trust Series 2020-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.8645%, 8.1865% 3/25/2050 (b)(c)(d)		4,490,860	4,556,099
Multifamily Conn Ave Securities Trust Series 2023-01 Class M10, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.822% 11/25/2053 (b)(c)(d)		3,525,000	3,939,025
NJ Trust Series 2023-GSP Class A, 6.4808% 1/6/2029 (c)(d)		143,000	149,284
NW Re-Remic Trust Series 2021-FRR1 Class BK88, 2.623% 12/18/2051 (c)(d)		267,686	223,590
NY Commercial Mortgage Trust Series 2025-299P Class B, 5.9278% 2/10/2047 (c)(d)		61,000	61,252
NYC Commercial Mortgage Trust Series 2025-1155 Class A, 5.8329% 6/10/2042 (c)		3,162,000	3,150,979
NYC Trust Series 2024-3ELV Class A, CME Term SOFR 1 month Index + 1.9909%, 6.3197% 8/15/2029 (b)(c)(d)		100,000	100,417
NYC Trust Series 2024-3ELV Class C, CME Term SOFR 1 month Index + 2.8397%, 7.1684% 8/15/2029 (b)(c)(d)		562,937	558,779
NYC Trust Series 2024-3ELV Class D, CME Term SOFR 1 month Index + 3.8383%, 8.167% 8/15/2029 (b)(c)(d)		526,000	520,389
One Bryant Park Trust Series 2019-OBP Class A, 2.5164% 9/15/2054 (c)		4,690,000	4,216,020
One Market Plaza Trust Series 2017-1MKT Class A, 3.6139% 2/10/2032 (c)		3,652,239	3,451,366
One Market Plaza Trust Series 2017-1MKT Class D, 4.1455% 2/10/2032 (c)		100,000	88,603
ONE Mortgage Trust Series 2021-PARK Class D, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 3/15/2036 (b)(c)(d)		4,133,000	3,955,974
ONE Mortgage Trust Series 2021-PARK Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1935% 3/15/2036 (b)(c)(d)		2,326,000	2,166,218
One New York Plaza Trust Series 2020-1NYP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 1/15/2036 (b)(c)(d)		311,000	301,865
One New York Plaza Trust Series 2020-1NYP Class AJ, CME Term SOFR 1 month Index + 1.3645%, 5.6935% 1/15/2036 (b)(c)(d)		117,000	112,630
One New York Plaza Trust Series 2020-1NYP Class B, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 1/15/2036 (b)(c)(d)		100,000	95,390
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)		1,113,106	1,116,194
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)		1,940,000	1,940,000
ORL Mortgage Trust Series 2024-GLKS Class A, CME Term SOFR 1 month Index + 1.4925%, 5.8212% 12/15/2039 (b)(c)(d)		280,000	278,775
PGA Trust Series 2024-RSR2 Class A, CME Term SOFR 1 month Index + 1.8909%, 6.2196% 6/15/2039 (b)(c)(d)		120,000	119,925
PRM5 Trust Series 2025-PRM5 Class D, 5.6245% 3/10/2033 (c)(d)		35,000	34,620
RFM Reremic Trust Series 2022-FRR1 Class BK55, 0% 3/28/2049 (c)(h)		4,000,000	3,762,256
RFM Reremic Trust Series 2022-FRR1 Class BK64, 1.6714% 3/1/2050 (c)(d)		4,000,000	3,669,468
RFM Reremic Trust Series 2022-FRR1 Class CK64, 0% 3/1/2050 (c)(h)		5,000,000	4,364,805
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 4/15/2036 (b)(c)(d)		1,900,000	1,894,327
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (c)		8,141,372	8,236,880
ROCK Trust Series 2024-CNTR Class C, 6.4713% 11/13/2041 (c)		2,010,000	2,078,388
ROCK Trust Series 2024-CNTR Class D, 7.1091% 11/13/2041 (c)		4,500,000	4,644,473
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)		346,000	361,126
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3, 2.825% 2/13/2053 (c)		1,035,922	890,940
SBALR Commercial Mortgage Trust Series 2020-RR1 Class XA, 1.2241% 2/13/2053 (c)(d)(g)		1,721,421	74,015
SCG Commercial Mortgage Trust Series 2025-DLFN Class E, CME Term SOFR 1 month Index + 2.95%, 7.2787% 3/15/2035 (b)(c)(d)		199,000	193,899
SCG Mortgage Trust Series 2024-MSP Class A, CME Term SOFR 1 month Index + 1.741%, 6.0697% 4/15/2041 (b)(c)(d)		229,000	228,785
Sdal Tr Series 2025-DAL Class A, CME Term SOFR 1 month Index + 2.4413%, 6.77% 4/15/2042 (b)(c)(d)		122,000	122,319
Seasoned Loans Structured Transaction Series 2018-1 Series 2024-2 Class VF, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2034 (b)(c)(d)		2,879,608	2,869,499
SELF Commercial Mortgage Trust Series 2024-STRG Class A, CME Term SOFR 1 month Index + 1.5423%, 5.871% 11/15/2034 (b)(c)(d)		190,000	191,285
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5172% 11/15/2034 (b)(c)(d)		193,000	192,473
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5157% 11/15/2034 (b)(c)(d)		155,000	154,117
Series RR Trust Series 2015-1 Class B, 0% 4/26/2048 (c)(h)		33,714	33,544
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A1, 3.872% 1/5/2043 (c)(d)		740,000	631,465
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2A, 3.659% 1/5/2043 (c)(d)		9,930,000	8,347,812
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B, 4.144% 1/5/2043 (c)(d)		4,000,000	3,370,007
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (c)(d)		72,000	59,740
SHR Trust Series 2024-LXRY Class A, CME Term SOFR 1 month Index + 1.95%, 6.2787% 10/15/2041 (b)(c)(d)		498,000	498,623
SHR Trust Series 2024-LXRY Class B, CME Term SOFR 1 month Index + 2.45%, 6.7787% 10/15/2041 (b)(c)(d)		847,000	846,470
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9287% 10/15/2041 (b)(c)(d)		101,000	100,937
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 6.279% 1/15/2039 (b)(c)(d)		1,820,000	1,788,150
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.679% 1/15/2039 (b)(c)(d)		2,500,000	2,430,009
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3287% 2/15/2039 (b)(c)(d)		1,890,000	1,852,354
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9787% 2/15/2039 (b)(c)(d)		983,000	953,629
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.02% 7/15/2036 (b)(c)(d)		3,029,590	3,027,696
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)		9,279,265	9,267,666
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)		3,552,494	3,541,392
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7722% 11/15/2038 (b)(c)(d)		2,206,153	2,197,880
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0214% 11/15/2038 (b)(c)(d)		1,449,518	1,444,083
SREIT Trust Series 2021-MFP2 Class C, CME Term SOFR 1 month Index + 1.4852%, 5.8142% 11/15/2036 (b)(c)(d)		235,000	234,119
SUMIT Mortgage Trust Series 2022-BVUE Class A, 2.789% 2/12/2041 (c)		340,000	300,545
SWCH Commercial Mortgage Trust Series 2025-DATA Class A, CME Term SOFR 1 month Index + 1.4429%, 5.7716% 2/15/2042 (b)(c)(d)		4,650,000	4,609,313
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)		5,360,000	5,358,318
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d)		1,306,000	1,301,099
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3206% 12/15/2039 (b)(c)(d)		962,000	955,943
Texas Coml Mortgage Trust Series 2025-TWR Class B, CME Term SOFR 1 month Index + 1.5927%, 5.9214% 4/15/2042 (b)(c)(d)		3,300,000	3,258,803
The Baha Trust Series 2024-MAR Class A, 5.9717% 12/10/2041 (c)(d)		4,302,000	4,400,020
The Baha Trust Series 2024-MAR Class B, 6.8414% 12/10/2041 (c)(d)		337,000	342,942
The Baha Trust Series 2024-MAR Class C, 7.5158% 12/10/2041 (c)(d)		827,000	851,744
THPT Mortgage Trust Series 2023-THL Class A, 6.994% 12/10/2034 (c)(d)		88,366	89,768
TTN Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.0145%, 7.3435% 3/15/2038 (b)(c)(d)		246,094	245,864
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.5797% 12/10/2033 (c)(d)		100,000	105,208
UBS Commercial Mortgage Trust Series 2017-C4 Class AS, 3.836% 10/15/2050		1,690,000	1,606,837
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9712% 12/15/2050 (d)(g)		13,286,499	278,488
UBS Commercial Mortgage Trust Series 2018-C12 Class A2, 4.1519% 8/15/2051		628,776	623,487
UBS Commercial Mortgage Trust Series 2018-C13 Class A3, 4.0694% 10/15/2051		5,225,405	5,143,707
UBS Commercial Mortgage Trust Series 2019-C17 Class A3, 2.6686% 10/15/2052		1,064,955	977,532
VEGAS Trust 2024-TI Series 2024-TI Class A, 5.5183% 11/10/2039 (c)		730,000	736,257
VEGAS Trust Series 2024-GCS Class C, 6.2165% 7/10/2036 (c)(d)		490,000	479,121
VEGAS Trust Series 2024-GCS Class D, 6.2165% 7/10/2036 (c)(d)		1,100,000	1,029,820
Velocity Commercial Capital Loan Trust Series 2020-1 Class AFX, 2.61% 2/25/2050 (c)		138,287	124,628
Velocity Commercial Capital Loan Trust Series 2022-1 Class M4, 5.2% 2/25/2052 (c)(d)		77,545	58,379
Velocity Commercial Capital Loan Trust Series 2022-4 Class M4, 7.5332% 8/25/2052 (c)(d)		71,355	66,629
Velocity Commercial Capital Loan Trust Series 2023-1 Class A, 6.55% 1/25/2054 (c)		266,005	267,589
Velocity Commercial Capital Loan Trust Series 2024-5 Class A, 5.49% 10/25/2054 (c)(d)		210,805	208,828
Velocity Commercial Capital Loan Trust Series 2024-5 Class M2, 5.96% 10/25/2054 (c)(d)		101,600	99,342
Velocity Commercial Capital Loan Trust Series 2024-5 Class M3, 6.76% 10/25/2054 (c)(d)		98,516	96,978
Velocity Commercial Capital Loan Trust Series 2024-6 Class M2, 6.55% 12/25/2054 (c)(d)		171,584	170,161
Velocity Commercial Capital Loan Trust Series 2024-6 Class M3, 6.92% 12/25/2054 (c)(d)		430,606	426,073
Velocity Commercial Capital Loan Trust Series 2024-6 Class M4, 9.67% 12/25/2054 (c)(d)		194,396	192,408
Velocity Commercial Capital Loan Trust Series 2025-1 Class A, 6.03% 2/25/2055 (c)		1,466,153	1,470,956
Velocity Commercial Capital Loan Trust Series 2025-1 Class M3, 7.33% 2/25/2055 (c)(d)		160,794	160,582
Velocity Commercial Capital Loan Trust Series 2025-1 Class M4, 10.15% 2/25/2055 (c)(d)		160,794	160,531
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)		3,760,000	3,116,363
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)		300,000	239,397
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(d)		8,700,000	167,943
Wells Fargo Commercial Mortgage Trust Series 2015-C30 Class A4, 3.664% 9/15/2058		121,990	121,595
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9346% 11/15/2048 (d)(g)		4,876,395	1,692
Wells Fargo Commercial Mortgage Trust Series 2015-P2 Class A3, 3.541% 12/15/2048		4,844,942	4,812,478
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class A4, 3.096% 6/15/2049		6,124,000	5,984,356
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048		1,500,000	1,467,766
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4932% 7/15/2048 (b)(c)(d)		1,900,000	1,900,270
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class AS, 3.665% 7/15/2050		1,110,000	1,065,296
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8551% 12/15/2050 (d)(g)		31,222,027	546,929
Wells Fargo Commercial Mortgage Trust Series 2018-1745 Class A, 3.7487% 6/15/2036 (c)(d)		5,400,000	4,877,711
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9005% 8/15/2051 (d)(g)		11,079,062	213,692
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class D, 3% 3/15/2052 (c)		21,000	17,892
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class XA, 1.5707% 5/15/2052 (d)(g)		8,949,390	366,171
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052		2,381,494	2,309,332
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A4, 2.343% 4/15/2054		5,000,000	4,398,085
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A3, 2.406% 11/15/2054		7,300,000	6,363,471
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)		4,470,000	4,436,744
Wells Fargo Commercial Mortgage Trust Series 2022-ONL Class A, 3.862% 12/15/2039 (c)		900,000	855,685
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A, 5.3075% 7/15/2035 (c)(d)		137,000	137,386
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057		1,900,000	1,969,513
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class B, 6.2153% 7/15/2043 (c)		415,000	417,730
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class C, 6.4319% 7/15/2043 (c)		264,000	264,686
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class D, 7.0816% 7/15/2043 (c)		110,000	110,885
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class X, 0.091% 7/15/2043 (c)(d)(g)		3,278,000	29,809
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)		6,587,000	6,609,404
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6193% 10/15/2041 (b)(c)(d)		4,700,000	4,720,277
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)		1,700,000	1,695,851
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)		4,700,000	4,676,486
West Trust Series 2025-ROSE Class A, 5.275% 4/10/2035 (c)(d)		156,000	155,857
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0652% 3/15/2045 (c)(d)		194,255	163,934
Worldwide Plaza Trust Series 2017-WWP Class A, 3.5263% 11/10/2036 (c)		609,592	431,311
TOTAL UNITED STATES			1,275,408,611
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,309,163,315)			1,277,892,028

Common Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (i)(o)	104,255	578,615
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (i)	65,805	2,370,954
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	34,138	485,033
Main Street Sports Group warrants 6/30/2026 (i)(o)	63,385	27,550
		512,583
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	1,657	4,126
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(o)	9,092	114,832
Cano Health LLC warrants (i)(o)	279	1,250
		116,082
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (i)	3,390	81,394
TOTAL UNITED STATES		714,185
TOTAL COMMON STOCKS (Cost $3,091,532)		3,663,754

Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV 2.375% 1/17/2029 (e) (Cost $873,405)	EUR	800,000	870,012

Fixed-Income Funds - 44.6%
	Shares	Value ($)
American Funds The Bond Fund of America Class F-2	124,339,308	1,393,843,644
Baird Aggregate Bond Fund Class Institutional	115,528,832	1,124,095,537
Baird Core Plus Bond Fund Class Institutional	101,082,961	1,019,927,080
Columbia Mortgage Opportunities Fund Class A	50,589,867	420,907,696
DoubleLine Total Return Bond Fund Class N	146,276,959	1,276,997,853
Fidelity SAI Long-Term Treasury Bond Index Fund (q)	14,462,665	95,598,214
Fidelity SAI Total Bond Fund (q)	345,636,831	3,100,362,377
Fidelity SAI U.S. Treasury Bond Index Fund (q)	28,495,478	249,620,389
Fidelity U.S. Bond Index Fund (q)	22,313,604	230,053,256
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,917,751	100,586,040
iShares 7-10 Year Treasury Bond ETF (p)	11,637,886	1,100,594,879
iShares Broad USD High Yield Corporate Bond ETF	2,838,504	105,109,803
iShares Core US Aggregate Bond ETF (p)	1,461	143,324
iShares iBoxx $ Investment Grade Corporate Bond ETF (p)	4,629,206	498,889,531
John Hancock Bond Fund Class R6	56,864,955	761,421,747
JPMorgan Core Bond Fund Class R6	68,246,487	696,796,629
NYLI MacKay U.S. Infrastructure Bond Class A	36,759,819	273,860,650
PIMCO Income Fund Institutional Class	107,690,155	1,143,669,448
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	205,920,248	1,910,939,897
SPDR DoubleLine Total Return Tactical ETF (p)	10,668,758	423,869,755
SPDR Portfolio Long Term Treasury ETF (p)	19,440,071	505,636,247
T. Rowe Price Emerging Markets Bond Fund I Class	26,958,020	246,126,720
TCW Emerging Markets Income Fund Class N	35,167,057	295,051,611
The Hartford Total Return Bond Fund Class I	36,652,293	328,771,066
Voya Intermediate Bond Fund Class I	158,802,774	1,376,820,046
TOTAL FIXED-INCOME FUNDS (Cost $20,318,920,209)		18,679,693,439

Foreign Government and Government Agency Obligations - 0.9%
		Principal Amount (a)	Value ($)
BELGIUM - 0.0%
Kingdom of Belgium 3.3% 6/22/2054 (c)(e)	EUR	3,087,940	3,189,907
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		200,000	182,250
BRAZIL - 0.3%
Brazil Minas SPE via State of Minas Gerais 5.333% 2/15/2028 (e)		1,194,000	1,182,323
Brazilian Federative Republic 10% 1/1/2029	BRL	6,500,000	1,026,368
Brazilian Federative Republic 10% 1/1/2035	BRL	26,522,000	3,723,780
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (n)	BRL	470,300,000	78,499,274
Federative Republic of Brazil 4.75% 1/14/2050		400,000	275,468
Federative Republic of Brazil 6% 10/20/2033		500,000	490,625
Federative Republic of Brazil 7.125% 5/13/2054		488,000	451,888
TOTAL BRAZIL			85,649,726
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	300,000	199,647
Canadian Government 2.75% 6/1/2033	CAD	380,000	269,961
Canadian Government 3% 6/1/2034	CAD	220,000	158,206
Province of Quebec 4.45% 9/1/2034	CAD	14,000,000	10,730,120
Province of Quebec 7.5% 9/15/2029		1,315,000	1,485,214
TOTAL CANADA			12,843,148
COLOMBIA - 0.0%
Colombian Republic 10.375% 1/28/2033		1,360,000	1,594,940
Colombian Republic 7.375% 4/25/2030		8,892,000	9,157,871
Colombian Republic 7.75% 11/7/2036		200,000	193,899
Colombian Republic 8% 11/14/2035		1,750,000	1,751,750
Colombian Republic 8.5% 4/25/2035		4,650,000	4,798,335
Colombian Republic 8.75% 11/14/2053		2,673,000	2,607,512
TOTAL COLOMBIA			20,104,307
COSTA RICA - 0.0%
Costa Rica Government International Bond 6.55% 4/3/2034 (e)		200,000	205,500
Costa Rica Government International Bond 7.3% 11/13/2054 (c)		285,000	291,270
TOTAL COSTA RICA			496,770
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 4.875% 1/30/2032 (e)	EUR	1,930,000	1,929,128
Ivory Coast Government International Bond 5.25% 3/22/2030 (e)	EUR	2,973,000	3,195,304
Ivory Coast Government International Bond 5.875% 10/17/2031 (e)	EUR	4,472,000	4,707,058
Ivory Coast Government International Bond 6.125% 6/15/2033 (e)		950,000	842,828
Ivory Coast Government International Bond 8.075% 4/1/2036 (c)		480,000	452,426
TOTAL COTE D'IVOIRE			11,126,744
DOMINICAN REPUBLIC - 0.0%
Dominican Republic Bond 5.5% 2/22/2029 (c)		2,662,000	2,626,063
Dominican Republic Bond 5.5% 2/22/2029 (e)		161,000	158,827
Dominican Republic Bond 5.95% 1/25/2027 (c)		1,100,000	1,106,050
Dominican Republic Bond 6% 2/22/2033 (e)		157,000	153,515
Dominican Republic Bond 6% 7/19/2028 (c)		1,429,000	1,443,290
Dominican Republic Bond 6.4% 6/5/2049 (e)		450,000	411,881
Dominican Republic Bond 7.05% 2/3/2031 (e)		800,000	830,080
Dominican Republic Bond 7.45% 4/30/2044 (e)		100,000	102,799
TOTAL DOMINICAN REPUBLIC			6,832,505
EGYPT - 0.0%
Arab Republic of Egypt 7.3% 9/30/2033 (e)		200,000	170,300
Arab Republic of Egypt 7.6003% 3/1/2029 (e)		300,000	294,176
Arab Republic of Egypt 7.625% 5/29/2032 (e)		350,000	314,234
Arab Republic of Egypt 8.5% 1/31/2047 (e)		300,000	229,431
Arab Republic of Egypt 8.7002% 3/1/2049 (e)		500,000	388,125
Arab Republic of Egypt 8.875% 5/29/2050 (e)		300,000	236,250
Arab Republic of Egypt 9.45% 2/4/2033 (c)		200,000	193,800
TOTAL EGYPT			1,826,316
EL SALVADOR - 0.0%
El Salvador Republic 9.65% 11/21/2054 (c)		823,000	820,943
GERMANY - 0.0%
German Federal Republic 2.5% 8/15/2054 (e)	EUR	2,287,000	2,349,224
German Federal Republic 3.25% 7/4/2042 (e)	EUR	330,000	393,864
TOTAL GERMANY			2,743,088
GUATEMALA - 0.0%
Guatemala Government Bond 3.7% 10/7/2033 (e)		747,000	622,998
Guatemala Government Bond 6.6% 6/13/2036 (c)		200,000	200,400
TOTAL GUATEMALA			823,398
HUNGARY - 0.0%
Hungary Government 1.75% 6/5/2035 (e)	EUR	1,370,000	1,203,200
Hungary Government 2.125% 9/22/2031 (c)		580,000	474,814
Hungary Government 7.625% 3/29/2041		2,300,000	2,546,514
TOTAL HUNGARY			4,224,528
INDONESIA - 0.0%
Indonesia Government 2.85% 2/14/2030		660,000	610,005
Indonesia Government 3.05% 3/12/2051		1,180,000	759,778
Indonesia Government 3.4% 9/18/2029		420,000	403,200
Indonesia Government 3.5% 1/11/2028		6,300,000	6,163,920
TOTAL INDONESIA			7,936,903
ISRAEL - 0.0%
Israel Government 5.375% 2/19/2030		5,621,000	5,663,158
Israel Government 5.5% 3/12/2034		200,000	197,221
Israel Government 5.75% 3/12/2054		983,000	871,646
TOTAL ISRAEL			6,732,025
ITALY - 0.0%
Cassa Depositi e Prestiti SpA 5.75% 5/5/2026 (c)		1,200,000	1,211,789
Cassa Depositi e Prestiti SpA 5.875% 4/30/2029 (c)		4,600,000	4,784,210
TOTAL ITALY			5,995,999
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	95,000,000	629,233
Japan Government 2% 12/20/2044	JPY	500,000,000	3,260,190
Japan Government 2.3% 12/20/2054	JPY	934,250,000	5,772,295
Japan Government 2.4% 3/20/2055	JPY	245,750,000	1,554,615
TOTAL JAPAN			11,216,333
JORDAN - 0.0%
Jordan Government 5.85% 7/7/2030 (e)		200,000	187,006
Jordan Government 6.125% 1/29/2026 (e)		200,000	200,030
Jordan Government 7.375% 10/10/2047 (e)		400,000	344,600
TOTAL JORDAN			731,636
KENYA - 0.0%
Republic of Kenya Government Bond 9.5% 3/5/2036 (c)		532,000	485,184
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,900,000	1,618,800
United Mexican States 3.5% 2/12/2034		1,849,000	1,518,954
United Mexican States 4.15% 3/28/2027		275,000	272,559
United Mexican States 4.28% 8/14/2041		400,000	296,400
United Mexican States 4.5% 1/31/2050		1,880,000	1,308,480
United Mexican States 4.5% 4/22/2029		2,920,000	2,855,760
United Mexican States 4.75% 3/8/2044		206,000	155,736
United Mexican States 4.875% 5/19/2033		400,000	369,500
United Mexican States 6% 5/13/2030		4,310,000	4,439,300
United Mexican States 6.05% 1/11/2040		1,600,000	1,485,200
United Mexican States 6.35% 2/9/2035		3,980,000	3,966,070
United Mexican States 6.875% 5/13/2037		13,491,000	13,652,892
United Mexican States Inflation-Indexed 4% 8/24/2034	MXN	10,853,519	515,879
TOTAL MEXICO			32,455,530
MONGOLIA - 0.0%
Mongolia Government 8.65% 1/19/2028 (e)		200,000	208,050
MOROCCO - 0.0%
Moroccan Kingdom 4% 12/15/2050 (c)		200,000	131,900
MULTI-NATIONAL - 0.2%
European Union 0% 10/4/2028 (e)	EUR	670,000	708,427
European Union 2.5% 10/4/2052 (e)	EUR	855,000	765,323
European Union 2.875% 10/5/2029 (e)	EUR	19,500,000	22,645,211
European Union 3% 3/4/2053 (e)	EUR	9,943,973	9,828,266
European Union 4% 4/4/2044 (e)	EUR	1,300,000	1,555,745
TOTAL MULTI-NATIONAL			35,502,972
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		300,000	278,157
Republic of Nigeria 6.5% 11/28/2027 (e)		300,000	290,532
TOTAL NIGERIA			568,689
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (e)		575,000	580,139
Oman Sultanate 7% 1/25/2051 (c)		500,000	514,690
TOTAL OMAN			1,094,829
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		480,000	353,510
Panamanian Republic 3.16% 1/23/2030		650,000	573,209
Panamanian Republic 3.298% 1/19/2033		8,600,000	6,777,875
Panamanian Republic 3.875% 3/17/2028		1,220,000	1,168,089
Panamanian Republic 4.3% 4/29/2053		615,000	373,920
Panamanian Republic 4.5% 4/1/2056		680,000	415,820
Panamanian Republic 4.5% 4/16/2050		400,000	254,400
Panamanian Republic 6.4% 2/14/2035		370,000	349,003
Panamanian Republic 7.875% 3/1/2057		200,000	194,600
TOTAL PANAMA			10,460,426
PARAGUAY - 0.0%
Republic of Paraguay 4.95% 4/28/2031 (e)		650,000	637,609
Republic of Paraguay 5.4% 3/30/2050 (e)		1,019,000	856,006
Republic of Paraguay 5.6% 3/13/2048 (e)		400,000	346,000
Republic of Paraguay 6% 2/9/2036 (c)		510,000	510,630
TOTAL PARAGUAY			2,350,245
PERU - 0.0%
Peruvian Republic 1.862% 12/1/2032		2,350,000	1,840,050
Peruvian Republic 2.783% 1/23/2031		772,000	681,290
Peruvian Republic 2.844% 6/20/2030		800,000	722,400
Peruvian Republic 3.55% 3/10/2051		1,000,000	672,000
Peruvian Republic 4.125% 8/25/2027		200,000	199,110
Peruvian Republic 5.375% 2/8/2035		800,000	785,640
Peruvian Republic 5.875% 8/8/2054		2,600,000	2,453,100
TOTAL PERU			7,353,590
PHILIPPINES - 0.0%
Philippine Republic 3% 2/1/2028		1,130,000	1,090,676
Philippine Republic 3.2% 7/6/2046		890,000	613,210
Philippine Republic 5.5% 2/4/2035		2,790,000	2,868,120
TOTAL PHILIPPINES			4,572,006
POLAND - 0.0%
Republic of Poland 5.125% 9/18/2034		200,000	197,850
Republic of Poland 5.375% 2/12/2035		4,305,000	4,286,446
Republic of Poland 5.5% 3/18/2054		2,370,000	2,143,961
TOTAL POLAND			6,628,257
ROMANIA - 0.0%
Romanian Republic 3.625% 3/27/2032 (e)		814,000	681,220
Romanian Republic 5.625% 5/30/2037 (c)	EUR	1,800,000	1,880,101
TOTAL ROMANIA			2,561,321
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 3.625% 3/4/2028 (e)		8,800,000	8,591,000
Kingdom of Saudi Arabia 5.125% 1/13/2028 (c)		18,400,000	18,641,040
TOTAL SAUDI ARABIA			27,232,040
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (e)		200,000	143,376
SERBIA - 0.0%
Republic of Serbia 1.5% 6/26/2029 (e)	EUR	3,203,000	3,265,561
Republic of Serbia 1.5% 6/26/2029 (c)	EUR	1,790,000	1,824,962
Republic of Serbia 1.65% 3/3/2033 (c)	EUR	671,000	609,510
Republic of Serbia 1.65% 3/3/2033 (e)	EUR	183,000	166,230
Republic of Serbia 3.125% 5/15/2027 (e)	EUR	3,697,000	4,155,781
Republic of Serbia 3.125% 5/15/2027 (c)	EUR	1,458,000	1,638,931
Republic of Serbia 6% 6/12/2034 (c)		500,000	495,315
Republic of Serbia 6.25% 5/26/2028 (e)		1,308,000	1,340,700
Republic of Serbia 6.25% 5/26/2028 (c)		995,000	1,019,875
TOTAL SERBIA			14,516,865
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/30/2029		211,000	200,924
South African Republic 5.875% 4/20/2032		700,000	671,388
South African Republic 7.1% 11/19/2036 (c)		10,537,000	10,200,132
South African Republic 7.3% 4/20/2052		500,000	431,000
South African Republic 7.95% 11/19/2054 (c)		483,000	443,394
TOTAL SOUTH AFRICA			11,946,838
TURKEY - 0.0%
Istanbul Metropolitan Municipality 10.5% 12/6/2028 (c)		600,000	638,400
Turkish Republic 7.125% 2/12/2032		200,000	195,706
Turkish Republic 7.625% 5/15/2034		693,000	692,134
TOTAL TURKEY			1,526,240
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 0.5% 10/22/2061 (e)	GBP	1,900,000	664,951
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (e)	GBP	2,700,000	2,772,510
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (e)	GBP	8,950,324	10,264,880
TOTAL UNITED KINGDOM			13,702,341
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027		150,000	149,850
Uruguay Republic 5.1% 6/18/2050		680,000	610,844
Uruguay Republic 5.442% 2/14/2037		620,000	623,410
TOTAL URUGUAY			1,384,104
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $359,519,784)			358,301,329

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr 4.839% 1/1/2041	750,000	688,885
Other - 0.0%
Maricopa Cnty AZ Ind Dev Au Ed Series 2024, 7.375% 10/1/2029 (c)	4,950,000	5,069,536
TOTAL ARIZONA		5,758,421
California - 0.0%
Education - 0.0%
University CA Revs 4.858% 5/15/2112	280,000	226,264
University CA Revs Series 2015 J, 4.131% 5/15/2045	1,750,000	1,509,359
		1,735,623
General Obligations - 0.0%
State of California 7.5% 4/1/2034	205,000	234,864
State of California 7.55% 4/1/2039	290,000	343,124
State of California Gen. Oblig. 4.6% 4/1/2038 (Pre-refunded to 4/1/2028 at 100)	1,180,000	1,194,267
		1,772,255
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev Series 2022 Q, 4.563% 5/15/2053	875,000	720,696
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	85,000	76,580
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,265,000	3,357,245
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	540,000	598,783
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.063% 5/15/2034	500,000	393,918
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.163% 5/15/2035	500,000	385,042
		4,734,988
TOTAL CALIFORNIA		9,040,142
Colorado - 0.0%
Special Tax - 0.0%
Regional Transn Dist CO Sales 5.844% 11/1/2050	45,000	44,024
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	1,500,000	1,513,807
Georgia - 0.0%
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev Series 2010 A, 6.637% 4/1/2057	207,000	219,137
Illinois - 0.0%
General Obligations - 0.0%
Illinois St Gen. Oblig. 5.1% 6/1/2033	1,448,431	1,440,219
Massachusetts - 0.0%
Special Tax - 0.0%
Massachusetts St Transn Fd Rev 5.731% 6/1/2040	150,000	151,619
Michigan - 0.0%
Education - 0.0%
Michigan St Univ Revs Series 2022A, 4.165% 8/15/2122	3,660,000	2,535,556
University MI Univ Revs 2.437% 4/1/2040	570,000	406,930
University MI Univ Revs 3.504% 4/1/2052	1,080,000	760,390
University MI Univ Revs 4.454% 4/1/2122	4,790,000	3,669,881
		7,372,757
Health Care - 0.0%
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 T, 3.384% 12/1/2040	545,000	437,263
TOTAL MICHIGAN		7,810,020
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	1,060,000	821,743
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	855,000	955,398
New Jersey Turnpike Authority 7.414% 1/1/2040	2,220,000	2,617,796
New Jersey Turnpike Authority Series 2021 B, 1.963% 1/1/2032	1,000,000	854,746
New Jersey Turnpike Authority Series 2021 B, 2.113% 1/1/2033	1,050,000	878,412
		5,306,352
TOTAL NEW JERSEY		5,306,352
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.926% 10/1/2051	70,000	63,245
Port Auth NY & NJ 4.96% 8/1/2046	280,000	260,206
Port Auth NY & NJ 5.647% 11/1/2040	240,000	247,090
Port Auth NY & NJ Series 174, 4.458% 10/1/2062	515,000	416,606
		987,147
TOTAL NEW JERSEY,NEW YORK		987,147
New York - 0.1%
Other - 0.0%
New York City Transitional Finance Authority 2.69% 5/1/2033 (Escrowed to Maturity)	530,000	454,663
NY St Dorm Auth Revs Non St Supported Debt Series 2025B, 5.228% 7/1/2035 (r)	5,630,000	5,630,000
		6,084,663
Special Tax - 0.1%
New York City Transitional Finance Authority 2.69% 5/1/2033	1,485,000	1,266,824
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 2, 4.375% 5/1/2037	9,300,000	8,614,007
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 SUB E 3, 1.97% 2/1/2033	2,015,000	1,641,753
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.13% 2/1/2035	750,000	749,946
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.15% 2/1/2036	750,000	744,412
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5.628% 3/15/2039	990,000	999,018
		14,015,960
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	380,000	404,178
Metropolitan Transn Auth NY Rv 6.814% 11/15/2040	20,000	21,484
		425,662
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.882% 6/15/2044	320,000	319,005
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	70,000	71,117
		390,122
TOTAL NEW YORK		20,916,407
Ohio - 0.0%
Education - 0.0%
Ohio St Univ Gen Rcpts 4.8% 6/1/2111	1,503,000	1,216,462
Ohio St Univ Gen Rcpts 4.91% 6/1/2040	140,000	134,156
		1,350,618
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	220,000	270,490
Special Tax - 0.0%
JobsOhio Beverage System Series 2020A, 2.833% 1/1/2038	325,000	262,143
TOTAL OHIO		1,883,251
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 5.808% 2/1/2041	230,000	228,381
General Obligations - 0.0%
Texas State 5.517% 4/1/2039	340,000	342,184
Industrial Development - 0.0%
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (c)	475,000	486,003
Transportation - 0.0%
Dallas Fort Worth International Airport 4.087% 11/1/2051	1,010,000	798,128
Texas Private Activity Bd Surface Transn Corp Rev 3.922% 12/31/2049	390,000	298,040
		1,096,168
TOTAL TEXAS		2,152,736
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,520,000	885,771
TOTAL MUNICIPAL SECURITIES (Cost $67,427,155)		58,930,796

Non-Convertible Corporate Bonds - 14.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4% 10/1/2027 (c)		7,200,000	7,118,683
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Finance Ltd 3.649% 4/29/2031 (c)		4,800,000	4,322,383
Santos Finance Ltd 4.125% 9/14/2027 (e)		6,300,000	6,156,907
			10,479,290
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		830,000	727,458
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		3,419,000	3,206,140
National Australia Bank Ltd 2.332% 8/21/2030 (c)		450,000	394,287
Westpac Banking Corp 4.11% 7/24/2034 (d)		4,937,000	4,727,292
			9,055,177
Capital Markets - 0.0%
Macquarie Group Ltd 2.691% 6/23/2032 (c)(d)		166,000	144,697
Macquarie Group Ltd 5.033% 1/15/2030 (c)(d)		23,000	23,124
			167,821
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (e)	EUR	595,000	625,657
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(e)	GBP	800,000	981,602
TOTAL FINANCIALS			10,830,257

Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 5.106% 4/3/2034 (c)		640,000	639,491
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (e)	EUR	1,500,000	1,651,238
Materials - 0.1%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)		280,000	256,849
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.9% 2/28/2033		103,000	102,133
BHP Billiton Finance USA Ltd 5% 2/21/2030		1,330,000	1,350,589
BHP Billiton Finance USA Ltd 5.125% 2/21/2032		695,000	702,745
BHP Billiton Finance USA Ltd 5.25% 9/8/2033		5,345,000	5,389,682
BHP Billiton Finance USA Ltd 5.3% 2/21/2035		555,000	555,492
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (c)		5,000	4,899
Glencore Finance Canada Ltd 6.9% 11/15/2037 (c)		2,000	2,163
Glencore Funding LLC 2.5% 9/1/2030 (c)		174,000	154,327
Glencore Funding LLC 2.625% 9/23/2031 (c)		260,000	224,675
Glencore Funding LLC 2.85% 4/27/2031 (c)		834,000	739,206
Glencore Funding LLC 3.875% 10/27/2027 (c)		137,000	134,321
Glencore Funding LLC 5.186% 4/1/2030 (c)		140,000	141,592
Glencore Funding LLC 5.371% 4/4/2029 (c)		66,000	67,214
Glencore Funding LLC 5.634% 4/4/2034 (c)		2,325,000	2,338,415
Glencore Funding LLC 5.7% 5/8/2033 (c)		148,000	150,643
Glencore Funding LLC 6.125% 10/6/2028 (c)		1,250,000	1,300,036
Glencore Funding LLC 6.375% 10/6/2030 (c)		421,000	446,528
Mineral Resources Ltd 8% 11/1/2027 (c)		530,000	529,494
Mineral Resources Ltd 9.25% 10/1/2028 (c)		775,000	790,726
Rio Tinto Finance USA Ltd 5.2% 11/2/2040		68,000	65,315
Rio Tinto Finance USA PLC 4.125% 8/21/2042		160,000	131,708
Rio Tinto Finance USA PLC 5.25% 3/14/2035		695,000	692,920
			16,014,823
TOTAL MATERIALS			16,271,672

Real Estate - 0.0%
Diversified REITs - 0.0%
Goodman Us Finance Three LLC 3.7% 3/15/2028 (c)		57,000	55,486
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	660,000	448,571
TOTAL AUSTRALIA			47,494,688
AUSTRIA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG 12.25% 3/30/2029 (c)		400,000	416,982
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		200,000	197,000
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036		11,348,000	10,907,793
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		3,125,000	2,817,258
Anheuser-Busch InBev SA/NV 3.95% 3/22/2044 (e)	EUR	805,000	903,714
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		77,000	76,918
			14,705,683
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (e)	EUR	800,000	914,835
TOTAL CONSUMER STAPLES			15,620,518

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (e)	EUR	600,000	688,214
Financials - 0.0%
Banks - 0.0%
KBC Group NV 3.5% 1/21/2032 (d)(e)	EUR	700,000	804,023
KBC Group NV 4.932% 10/16/2030 (c)(d)		8,910,000	8,940,623
KBC Group NV 6.324% 9/21/2034 (c)(d)		440,000	464,729
			10,209,375
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA 4.25% 3/20/2030 (e)	EUR	2,100,000	2,450,260
Materials - 0.0%
Chemicals - 0.0%
Syensqo Finance America LLC 5.65% 6/4/2029 (c)		2,000,000	2,045,965
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (e)	EUR	700,000	798,702
TOTAL BELGIUM			32,010,034
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (c)		125,000	126,312
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		159,730	148,988
Oil, Gas & Consumable Fuels - 0.0%
MV24 Capital BV 6.748% 6/1/2034 (c)		150,420	144,000
Petrobras Global Finance BV 6.625% 1/16/2034	GBP	400,000	524,928
			668,928
TOTAL ENERGY			817,916

Financials - 0.0%
Financial Services - 0.0%
Raizen Fuels Finance SA 5.7% 1/17/2035 (c)		394,000	364,873
Materials - 0.0%
Chemicals - 0.0%
Braskem Netherlands Finance BV 4.5% 1/10/2028 (c)		245,000	223,325
Braskem Netherlands Finance BV 4.5% 1/31/2030 (c)		430,000	354,017
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		4,393,000	4,206,738
			4,784,080
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (c)		355,000	349,231
TOTAL MATERIALS			5,133,311

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
FS Luxembourg Sarl 8.875% 2/12/2031 (c)		335,000	338,350
TOTAL BRAZIL			6,780,762
CANADA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034		2,725,000	2,681,395
Consumer Discretionary - 0.0%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (c)(r)		65,000	65,000
Distributors - 0.0%
RB Global Holdings Inc 7.75% 3/15/2031 (c)		204,000	213,548
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		4,925,000	4,529,362
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)		280,000	272,893
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		175,000	178,470
Great Canadian Gaming Corp 8.75% 11/15/2029 (c)		285,000	276,738
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)		60,000	59,309
			5,316,772
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (c)		500,000	435,000
TOTAL CONSUMER DISCRETIONARY			6,030,320

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 5.267% 2/12/2034 (c)		2,645,000	2,593,231
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		115,000	100,587
TOTAL CONSUMER STAPLES			2,693,818

Energy - 0.1%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 7.125% 1/15/2026 (c)		124,000	123,862
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (c)		150,000	136,164
Baytex Energy Corp 8.5% 4/30/2030 (c)		464,000	449,593
Canadian Natural Resources Ltd 3.85% 6/1/2027		3,200,000	3,154,370
Canadian Natural Resources Ltd 5% 12/15/2029 (c)		10,920,000	10,876,850
Canadian Natural Resources Ltd 5.4% 12/15/2034 (c)		4,100,000	3,983,119
Cenovus Energy Inc 2.65% 1/15/2032		1,050,000	890,295
Cenovus Energy Inc 3.75% 2/15/2052		3,795,000	2,475,058
Cenovus Energy Inc 5.25% 6/15/2037		1,199,000	1,110,094
Enbridge Inc 5.3% 4/5/2029		800,000	817,681
Enbridge Inc 8.5% 1/15/2084 (d)		3,910,000	4,242,815
MEG Energy Corp 5.875% 2/1/2029 (c)		235,000	233,786
Parkland Corp 6.625% 8/15/2032 (c)		905,000	907,008
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)(d)		48,000	47,863
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (c)		535,000	535,377
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)		4,320,000	4,283,676
Suncor Energy Inc 3.75% 3/4/2051		695,000	466,628
Suncor Energy Inc 6.8% 5/15/2038		213,000	223,172
TransCanada PipeLines Ltd 4.625% 3/1/2034		735,000	692,044
			35,525,593
TOTAL ENERGY			35,649,455

Financials - 0.2%
Banks - 0.0%
Bank of Montreal 4.64% 9/10/2030 (d)		380,000	379,707
Bank of Montreal 5.511% 6/4/2031		250,000	258,421
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(e)	EUR	2,000,000	2,254,077
Bank of Nova Scotia/The 4.74% 11/10/2032 (d)		475,000	469,678
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (d)		275,000	273,501
Canadian Imperial Bank of Commerce 5.26% 4/8/2029		110,000	112,552
Royal Bank of Canada 4.65% 1/27/2026		127,000	126,864
Royal Bank of Canada 4.65% 10/18/2030 (d)		3,805,000	3,788,856
Toronto Dominion Bank 2% 9/10/2031		180,000	154,791
Toronto Dominion Bank 4.456% 6/8/2032		305,000	295,518
Toronto Dominion Bank 4.568% 12/17/2026		11,000,000	11,013,708
Toronto Dominion Bank 5.523% 7/17/2028		51,000	52,540
			19,180,213
Capital Markets - 0.0%
CI Financial Corp 7.5% 5/30/2029 (c)		2,000,000	2,097,343
Insurance - 0.2%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (e)	EUR	2,100,000	2,353,841
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		4,595,000	4,197,487
Fairfax Financial Holdings Ltd 4.85% 4/17/2028		1,850,000	1,859,451
Fairfax Financial Holdings Ltd 5.625% 8/16/2032		6,600,000	6,705,347
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)		5,560,000	5,551,177
Fairfax Financial Holdings Ltd 6% 12/7/2033		3,200,000	3,289,901
			23,957,204
TOTAL FINANCIALS			45,234,760

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6% 2/15/2028 (c)		4,005,000	4,002,381
Bombardier Inc 6.75% 6/15/2033 (c)		465,000	471,515
Bombardier Inc 7.125% 6/15/2026 (c)		713,000	714,322
Bombardier Inc 7.875% 4/15/2027 (c)		1,497,000	1,503,880
Bombardier Inc 8.75% 11/15/2030 (c)		200,000	214,662
			6,906,760
Commercial Services & Supplies - 0.0%
Garda World Security Corp 4.625% 2/15/2027 (c)		289,000	285,277
Northriver Midstream Finance LP 6.75% 7/15/2032 (c)		270,000	272,465
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		850,000	876,673
			1,434,415
Ground Transportation - 0.0%
Canadian Pacific Railway Co 2.875% 11/15/2029		265,000	246,369
Canadian Pacific Railway Co 3.1% 12/2/2051		248,000	158,900
			405,269
Passenger Airlines - 0.0%
Air Canada 2015-1 Class B Pass Through Trust equipment trust certificate 3.6% 9/15/2028 (c)		66,565	64,479
Air Canada 2015-2 Class AA Pass Through Trust equipment trust certificate 3.75% 6/15/2029 (c)		18,884	18,221
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.55% 7/15/2031 (c)		23,352	21,699
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.7% 7/15/2027 (c)		42,560	41,947
Air Canada 2017-1 Class AA Pass Through Trust Series 1AA, 3.3% 7/15/2031 (c)		390,312	362,324
			508,670
TOTAL INDUSTRIALS			9,255,114

Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 1.45% 9/14/2026		109,000	104,695
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		370,000	344,360
Open Text Corp 3.875% 2/15/2028 (c)		490,000	469,375
Open Text Corp 6.9% 12/1/2027 (c)		970,000	998,956
			1,812,691
TOTAL INFORMATION TECHNOLOGY			1,917,386

Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		315,000	312,322
Methanex Corp 5.25% 12/15/2029		50,000	48,495
Methanex Corp 5.65% 12/1/2044		65,000	49,879
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		27,000	25,813
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		114,000	113,820
NOVA Chemicals Corp 9% 2/15/2030 (c)		270,000	290,689
Nutrien Ltd 4.9% 3/27/2028		3,135,000	3,167,912
Nutrien Ltd 4.9% 6/1/2043		1,325,000	1,156,555
Nutrien Ltd 5.2% 6/21/2027		5,775,000	5,844,263
			11,009,748
Containers & Packaging - 0.0%
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (c)		40,000	39,987
Metals & Mining - 0.1%
Barrick North America Finance LLC 5.7% 5/30/2041		2,830,000	2,763,182
Barrick North America Finance LLC 5.75% 5/1/2043		475,000	465,917
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039		1,340,000	1,351,435
Capstone Copper Corp 6.75% 3/31/2033 (c)		595,000	594,891
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		55,000	54,511
Kinross Gold Corp 4.5% 7/15/2027		10,910,000	10,888,541
Kinross Gold Corp 6.25% 7/15/2033		5,585,000	5,887,062
New Gold Inc 6.875% 4/1/2032 (c)		405,000	413,714
			22,419,253
TOTAL MATERIALS			33,468,988

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mattamy Group Corp 4.625% 3/1/2030 (c)		1,500,000	1,412,070
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026		301,000	294,917
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (c)		216,000	205,344
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		1,335,000	1,149,510
Emera US Finance LP 4.75% 6/15/2046		325,000	262,278
TransAlta Corp 6.5% 3/15/2040		165,000	150,365
			1,562,153
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 5.365% 6/15/2026 (f)		3,670,000	3,687,440
TOTAL UTILITIES			5,749,854

TOTAL CANADA			144,093,160
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (e)		350,000	334,863
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		200,000	204,375

TOTAL CHILE			539,238
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 4.625% 11/2/2031		249,000	205,973
Ecopetrol SA 6.875% 4/29/2030		1,534,000	1,503,320
Ecopetrol SA 8.375% 1/19/2036		140,000	133,146
Ecopetrol SA 8.625% 1/19/2029		3,555,000	3,729,195
Ecopetrol SA 8.875% 1/13/2033		1,200,000	1,221,240
			6,792,874
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		215,000	185,921
TOTAL COLOMBIA			6,978,795
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		200,000	194,725
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (e)	EUR	275,000	250,705
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EPH Financing International AS 6.651% 11/13/2028 (e)	EUR	200,000	244,768
TOTAL CZECH REPUBLIC			495,473
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (e)	EUR	525,000	595,274
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (e)	EUR	250,000	293,081
TOTAL CONSUMER STAPLES			888,355

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(e)	EUR	1,590,000	1,860,249
Danske Bank A/S 4.613% 10/2/2030 (c)(d)		412,000	407,504
Danske Bank A/S 5.705% 3/1/2030 (c)(d)		400,000	412,177
Danske Bank A/S 6.259% 9/22/2026 (c)(d)		3,450,000	3,462,999
Jyske Bank A/S 3.625% 4/29/2031 (d)(e)	EUR	425,000	488,444
Jyske Bank A/S 5.125% 5/1/2035 (d)(e)	EUR	369,000	441,043
			7,072,416
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (e)	EUR	1,125,000	1,283,487
TOTAL DENMARK			9,244,258
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		405,000	421,084
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 5.375% 9/22/2027 (c)		400,000	407,439
Nordea Bank Abp U.S. SOFR Index + 0.74%, 5.0815% 3/19/2027 (b)(c)(d)		200,000	200,875
			608,314
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (e)	EUR	200,000	230,649
Citycon Treasury BV 5.375% 7/8/2031 (e)	EUR	200,000	231,234
			461,883
TOTAL FINLAND			1,491,281
FRANCE - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (c)		350,000	295,334
Iliad Holding SASU 7% 10/15/2028 (c)		450,000	457,162
			752,496
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (d)(e)	EUR	200,000	227,646
RCI Banque SA 5.5% 10/9/2034 (d)(e)	EUR	400,000	477,083
			704,729
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Opal Bidco SAS 6.5% 3/31/2032 (c)		225,000	224,818
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)		295,000	307,776
Viridien 10% 10/15/2030 (c)		200,000	188,734
			496,510
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050		347,000	222,465
TotalEnergies Capital International SA 3.461% 7/12/2049		500,000	342,000
TotalEnergies Capital SA 5.275% 9/10/2054		330,000	299,725
TotalEnergies Capital SA 5.488% 4/5/2054		450,000	419,976
TotalEnergies Capital SA 5.638% 4/5/2064		1,020,000	953,189
			2,237,355
TOTAL ENERGY			2,733,865

Financials - 0.4%
Banks - 0.4%
Banque Federative du Credit Mutuel SA 5.79% 7/13/2028 (c)		1,800,000	1,856,221
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.3573% 2/16/2028 (b)(c)(d)		2,000,000	2,008,220
BNP Paribas SA 1.904% 9/30/2028 (c)(d)		400,000	373,809
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		7,570,000	6,947,511
BNP Paribas SA 2.219% 6/9/2026 (c)(d)		9,163,000	9,158,310
BNP Paribas SA 2.871% 4/19/2032 (c)(d)		1,500,000	1,323,075
BNP Paribas SA 3.052% 1/13/2031 (c)(d)		6,950,000	6,384,683
BNP Paribas SA 3.132% 1/20/2033 (c)(d)		3,670,000	3,205,661
BNP Paribas SA 3.945% 2/18/2037 (d)(e)	EUR	1,400,000	1,579,377
BNP Paribas SA 5.176% 1/9/2030 (c)(d)		1,920,000	1,943,889
BNP Paribas SA 5.497% 5/20/2030 (c)(d)		285,000	290,406
BNP Paribas SA 5.738% 2/20/2035 (c)(d)		900,000	916,449
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		18,150,000	18,590,887
BNP Paribas SA 5.906% 11/19/2035 (c)(d)		1,945,000	1,933,818
BPCE SA 2.045% 10/19/2027 (c)(d)		2,670,000	2,570,546
BPCE SA 3.116% 10/19/2032 (c)(d)		500,000	429,025
BPCE SA 3.875% 1/11/2029 (e)	EUR	6,500,000	7,604,901
BPCE SA 4.25% 7/16/2035 (d)(e)	EUR	200,000	231,656
BPCE SA 4.75% 7/19/2027 (c)		250,000	251,246
BPCE SA 5.125% 1/18/2028 (c)		541,000	547,766
BPCE SA 5.281% 5/30/2029 (c)		2,000,000	2,040,382
BPCE SA 5.716% 1/18/2030 (c)(d)		400,000	408,753
BPCE SA 5.876% 1/14/2031 (c)(d)		9,300,000	9,560,421
BPCE SA 5.936% 5/30/2035 (c)(d)		1,305,000	1,321,463
BPCE SA 6.293% 1/14/2036 (c)(d)		450,000	467,131
BPCE SA 6.612% 10/19/2027 (c)(d)		1,055,000	1,078,647
BPCE SA 6.714% 10/19/2029 (c)(d)		4,540,000	4,776,501
BPCE SA 7.003% 10/19/2034 (c)(d)		1,731,000	1,875,038
Credit Agricole SA 4% 1/10/2033 (c)(d)		261,000	252,369
Credit Agricole SA 4.631% 9/11/2028 (c)(d)		290,000	288,786
Credit Agricole SA 5.862% 1/9/2036 (c)(d)		945,000	960,046
Credit Agricole SA 6.316% 10/3/2029 (c)(d)		3,655,000	3,821,548
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.2135% 3/11/2027 (b)(c)(d)		250,000	250,303
Credit Agricole SA U.S. SOFR Index + 1.21%, 5.5535% 9/11/2028 (b)(c)(d)		8,400,000	8,424,696
Societe Generale SA 1.488% 12/14/2026 (c)(d)		10,614,000	10,414,847
Societe Generale SA 1.792% 6/9/2027 (c)(d)		1,500,000	1,452,945
Societe Generale SA 2.797% 1/19/2028 (c)(d)		3,156,000	3,046,172
Societe Generale SA 2.889% 6/9/2032 (c)(d)		210,000	182,220
Societe Generale SA 3.337% 1/21/2033 (c)(d)		1,105,000	965,278
Societe Generale SA 4.75% 11/24/2025 (c)		830,000	829,411
Societe Generale SA 5.5% 4/13/2029 (c)(d)		4,316,000	4,368,194
Societe Generale SA 5.512% 5/22/2031 (c)(d)		1,050,000	1,057,742
Societe Generale SA 6.066% 1/19/2035 (c)(d)		1,052,000	1,067,966
Societe Generale SA 6.1% 4/13/2033 (c)(d)		1,520,000	1,563,556
Societe Generale SA 6.447% 1/12/2027 (c)(d)		200,000	201,651
Societe Generale SA 6.691% 1/10/2034 (c)(d)		300,000	316,039
			129,139,561
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (e)	EUR	300,000	309,577
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (c)		115,000	110,417
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (e)	EUR	200,000	246,226
Electricite de France SA 5.5% 1/25/2035 (e)	GBP	800,000	1,032,410
Electricite de France SA 6% 4/22/2064 (c)		8,200,000	7,623,608
Electricite de France SA 6.9% 5/23/2053 (c)		390,000	408,576
			9,310,820
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (e)	EUR	500,000	577,871
Engie SA 4.25% 9/6/2034 (e)	EUR	400,000	476,458
			1,054,329
TOTAL UTILITIES			10,365,149

TOTAL FRANCE			144,340,612
GERMANY - 0.4%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (e)	EUR	300,000	347,429
Schaeffler AG 4.75% 8/14/2029 (e)	EUR	500,000	573,380
Schaeffler AG 5.375% 4/1/2031 (e)	EUR	200,000	230,496
ZF Europe Finance BV 4.75% 1/31/2029 (e)	EUR	800,000	866,753
ZF North America Capital Inc 6.875% 4/14/2028 (c)		400,000	396,428
			2,414,486
Automobiles - 0.2%
BMW US Capital LLC 5.05% 3/21/2030 (c)		8,300,000	8,365,570
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 5.2612% 3/21/2028 (b)(c)(d)		3,000,000	2,996,730
Mercedes-Benz Finance North America LLC 4.75% 3/31/2028 (c)		10,000,000	10,009,645
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (c)		4,000,000	4,000,403
Mercedes-Benz Finance North America LLC 4.9% 11/15/2027 (c)		2,100,000	2,111,474
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (c)		541,000	535,640
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (c)		853,000	852,671
Volkswagen Group of America Finance LLC 5.35% 3/27/2030 (c)		6,923,000	6,938,889
Volkswagen Group of America Finance LLC 5.65% 3/25/2032 (c)		2,855,000	2,860,644
Volkswagen Group of America Finance LLC 5.65% 9/12/2028 (c)		4,113,000	4,173,698
Volkswagen Group of America Finance LLC 5.8% 3/27/2035 (c)		435,000	430,024
			43,275,388
TOTAL CONSUMER DISCRETIONARY			45,689,874

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (e)	EUR	375,000	430,818
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(e)	EUR	400,000	457,339
Commerzbank AG 4.875% 10/16/2034 (d)(e)	EUR	500,000	590,677
Commerzbank AG 8.625% 2/28/2033 (d)(e)	GBP	100,000	143,794
			1,191,810
Capital Markets - 0.1%
Deutsche Bank AG 6.125% 12/12/2030 (d)(e)	GBP	1,100,000	1,521,497
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)		700,000	690,207
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		3,300,000	3,285,482
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)		945,000	955,691
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (d)		2,200,000	2,146,921
Deutsche Bank AG/New York NY 5.414% 5/10/2029		375,000	385,991
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)		300,000	313,081
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		835,000	883,521
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (d)		1,760,000	1,848,786
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)		3,400,000	3,480,708
			15,511,885
Financial Services - 0.0%
KfW 0.125% 1/9/2032 (e)	EUR	475,000	460,564
KfW 0.375% 4/23/2030 (e)	EUR	188,000	194,191
KfW 0.75% 1/15/2029 (e)	EUR	1,950,000	2,104,665
KfW 1.125% 6/15/2037 (e)	EUR	135,000	124,447
KfW 2.75% 1/17/2035 (e)	EUR	1,125,000	1,269,449
			4,153,316
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (c)(d)		800,000	782,940
TOTAL FINANCIALS			21,639,951

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Fresenius Medical Care US Finance III Inc 1.875% 12/1/2026 (c)		660,000	631,023
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (e)	EUR	450,000	538,181
Bayer US Finance II LLC 4.375% 12/15/2028 (c)		19,800,000	19,421,965
Bayer US Finance II LLC 4.4% 7/15/2044 (c)		3,231,000	2,420,751
Bayer US Finance II LLC 4.625% 6/25/2038 (c)		570,000	488,877
Bayer US Finance II LLC 4.875% 6/25/2048 (c)		1,930,000	1,516,503
Bayer US Finance LLC 6.125% 11/21/2026 (c)		5,400,000	5,478,747
Bayer US Finance LLC 6.375% 11/21/2030 (c)		1,740,000	1,831,386
Bayer US Finance LLC 6.5% 11/21/2033 (c)		3,036,000	3,161,113
			34,857,523
TOTAL HEALTH CARE			35,488,546

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.125% 6/5/2032 (e)	EUR	875,000	993,638
Machinery - 0.0%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.3037% 9/25/2027 (b)(c)(d)		3,000,000	3,001,248
TOTAL INDUSTRIALS			3,994,886

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (i)	EUR	100,000	113,545
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (i)	EUR	100,000	113,545
Accentro Real Estate AG 5.625% 2/13/2026 (e)(f)	EUR	733,500	308,155
LEG Immobilien SE 3.875% 1/20/2035 (e)	EUR	300,000	333,308
Sirius Real Estate Ltd 4% 1/22/2032 (e)	EUR	500,000	560,015
			1,428,568
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (e)	EUR	800,000	910,377
Amprion GmbH 3.625% 5/21/2031 (e)	EUR	200,000	232,130
Amprion GmbH 3.875% 6/5/2036 (e)	EUR	500,000	569,002
EnBW International Finance BV 3.5% 7/22/2031 (e)	EUR	800,000	928,809
EnBW International Finance BV 3.75% 11/20/2035 (e)	EUR	850,000	967,183
			3,607,501
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		1,229,000	1,247,989
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (e)	EUR	825,000	944,356
TOTAL UTILITIES			5,799,846

TOTAL GERMANY			114,472,489
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 5.125% 1/15/2028 (c)		346,500	339,137
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		66,000	63,426
TOTAL GUATEMALA			402,563
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 5.75% 7/21/2028 (e)		900,000	862,299
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (d)(e)	EUR	395,000	413,234
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(e)		2,100,000	1,939,785
Prudential Funding Asia PLC 3.125% 4/14/2030		290,000	272,321
			2,625,340
TOTAL HONG KONG			3,487,639
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		200,000	203,100
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Indian Railway Finance Corp Ltd 3.57% 1/21/2032 (c)		1,010,000	914,555
Power Finance Corp Ltd 1.841% 9/21/2028 (e)	EUR	2,400,000	2,576,018
Power Finance Corp Ltd 6.15% 12/6/2028 (c)		3,050,000	3,158,489
			6,649,062
Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd 7.11% 3/11/2032 (e)		900,000	890,855
Electrical Equipment - 0.0%
Diamond II Ltd 7.95% 7/28/2026 (e)		900,000	904,230
TOTAL INDUSTRIALS			1,795,085

Utilities - 0.0%
Electric Utilities - 0.0%
Continuum Energy Aura Pte Ltd 9.5% 2/24/2027 (e)		900,000	922,833
Greenko Wind Projects Mauritius Ltd 7.25% 9/27/2028 (e)		900,000	890,100
India Clean Energy Holdings 4.5% 4/18/2027 (e)		900,000	851,625
			2,664,558
Independent Power and Renewable Electricity Producers - 0.0%
Continuum Green Energy India Pvt / Co-Issuers 7.5% 6/26/2033 (e)		879,525	903,340
Greenko Dutch BV 3.85% 3/29/2026 (c)		176,000	172,260
ReNew Pvt Ltd 5.875% 3/5/2027 (e)		900,000	886,050
			1,961,650
TOTAL UTILITIES			4,626,208

TOTAL INDIA			13,070,355
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Cypress Tree Pte Ltd 8.625% 5/19/2030 (e)		900,000	904,950
Pertamina Persero PT 3.1% 8/27/2030 (c)		200,000	182,000
			1,086,950
Materials - 0.0%
Metals & Mining - 0.0%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 6.53% 11/15/2028 (c)		1,950,000	2,037,750
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.875% 11/5/2031 (c)	EUR	1,500,000	1,467,933
Star Energy Geothermal Wayang Windu Ltd 6.75% 4/24/2033 (e)		616,050	616,435
			2,084,368
TOTAL INDONESIA			5,209,068
IRELAND - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (c)(r)		370,000	371,850
Financials - 0.1%
Banks - 0.0%
AIB Group PLC 5.32% 5/15/2031 (c)(d)		200,000	201,763
AIB Group PLC 6.608% 9/13/2029 (c)(d)		400,000	420,743
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(d)		665,000	679,082
Bank of Ireland Group PLC 6.253% 9/16/2026 (c)(d)		285,000	286,053
			1,587,641
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,349,000	14,876,166
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		11,894,000	11,227,533
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		4,640,000	4,120,125
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027		4,098,000	4,007,469
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		4,282,000	4,268,343
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		4,320,000	4,321,859
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (d)		150,000	153,856
			42,975,351
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		425,000	422,471
GGAM Finance Ltd 6.875% 4/15/2029 (c)		145,000	147,710
GGAM Finance Ltd 7.75% 5/15/2026 (c)		265,000	267,547
GGAM Finance Ltd 8% 2/15/2027 (c)		510,000	524,783
			1,362,511
TOTAL FINANCIALS			45,925,503

Industrials - 0.1%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (c)		2,365,000	2,389,128
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (c)		241,000	235,559
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)		19,073,000	17,977,732
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		3,477,000	3,453,573
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)		2,033,000	2,025,747
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)		1,953,000	1,953,352
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (c)		93,000	93,118
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		2,325,000	2,364,782
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)		848,000	863,404
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		6,970,000	7,215,255
DAA Finance PLC 1.554% 6/7/2028 (e)	EUR	3,200,000	3,530,068
			39,712,590
TOTAL INDUSTRIALS			42,101,718

TOTAL IRELAND			88,399,071
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean PLC 6.5% 4/30/2027 (c)		190,000	185,725
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,001,000	1,009,953
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		742,000	749,381
			1,759,334
TOTAL ISRAEL			1,945,059
ITALY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 5.75% 5/19/2035 (c)		700,000	700,972
Eni SpA 5.95% 5/15/2054 (c)		1,360,000	1,272,689
Eni USA Inc 7.3% 11/15/2027		14,000	14,827
			1,988,488
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.95% 6/1/2042 (c)(d)		468,000	368,823
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		10,048,000	10,070,895
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		465,000	495,207
Intesa Sanpaolo SpA 7.2% 11/28/2033 (c)		865,000	955,111
UniCredit SpA 1.982% 6/3/2027 (c)(d)		200,000	194,216
UniCredit SpA 3.127% 6/3/2032 (c)(d)		2,515,000	2,247,761
			14,332,013
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Kedrion SpA 6.5% 9/1/2029 (c)		989,000	951,255
Information Technology - 0.0%
Communications Equipment - 0.0%
Fibercop SpA 6.375% 11/15/2033 (c)		275,000	265,375
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 2.5% 7/12/2031 (c)(f)		5,974,000	5,171,959
Enel Finance International NV 4.5% 2/20/2043 (e)	EUR	495,000	568,738
Enel Finance International NV 5.125% 6/26/2029 (c)		7,130,000	7,218,397
Enel Finance International NV 5.5% 6/26/2034 (c)		1,160,000	1,161,532
Enel Finance International NV 7.5% 10/14/2032 (c)		217,000	244,192
Enel SpA 3.375% (d)(e)(s)	EUR	335,000	380,356
			14,745,174
Gas Utilities - 0.0%
Snam SpA 5% 5/28/2030 (c)		3,930,000	3,924,730
Snam SpA 5.75% 5/28/2035 (c)		5,746,000	5,751,725
			9,676,455
TOTAL UTILITIES			24,421,629

TOTAL ITALY			41,958,760
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (c)(h)(i)		151,934	6,229
Digicel Intermediate Holdings Ltd / Digicel International Finance Ltd / Difl US 12% 5/25/2027 pay-in-kind (d)		730,710	732,537
Digicel Midco Ltd / Difl US II LLC 10.5% 11/25/2028 pay-in-kind (d)		2,259,992	2,189,367

TOTAL JAMAICA			2,928,133
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 5.136% 7/2/2031 (c)		250,000	254,481
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc 9.75% 4/15/2029 (e)		900,000	962,843
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (c)		955,000	984,664
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)		465,000	449,058
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)		11,700,000	11,885,837
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)		2,350,000	2,398,021
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (d)		400,000	410,835
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)		3,000,000	3,061,393
Mizuho Financial Group Inc 5.748% 7/6/2034 (d)		200,000	205,659
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)		1,765,000	1,822,548
Norinchukin Bank/The 5.094% 10/16/2029 (c)		10,000,000	10,032,027
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030		10,000,000	10,210,609
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029		6,100,000	6,252,111
Sumitomo Mitsui Financial Group Inc 5.424% 7/9/2031		1,500,000	1,541,330
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028		200,000	205,301
Sumitomo Mitsui Financial Group Inc 5.716% 9/14/2028		405,000	419,229
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033		200,000	208,010
Sumitomo Mitsui Trust Bank Ltd 5.65% 3/9/2026 (c)		1,820,000	1,835,718
			50,937,686
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031		1,155,000	1,004,912
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 5.5948% 7/2/2027 (b)(d)		3,000,000	3,021,442
			4,026,354
TOTAL FINANCIALS			54,964,040

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030		1,600,000	1,417,548
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040		2,260,000	1,648,014
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050		308,000	195,217
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044		292,000	282,326
			3,543,105
TOTAL JAPAN			60,709,133
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		670,000	562,592
KazMunayGas National Co JSC 5.375% 4/24/2030 (e)		200,000	197,369

TOTAL KAZAKHSTAN			759,961
KOREA (SOUTH) - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Korea National Oil Corp 4.875% 4/3/2029 (c)		300,000	303,258
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 5.125% 1/11/2033		515,000	523,822
Korea Development Bank/The 3% 1/13/2026		13,000,000	12,878,501
			13,402,323
Materials - 0.0%
Chemicals - 0.0%
Kraton Corp 5% 7/15/2027 (c)		3,000,000	3,027,547
TOTAL KOREA (SOUTH)			16,733,128
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (c)		135,000	105,702
Altice Financing SA 5.75% 8/15/2029 (c)		2,439,000	1,864,232
Altice Financing SA 9.625% 7/15/2027 (c)		65,000	57,076
			2,027,010
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)		620,000	609,701
Intelsat Jackson Holdings SA 9.75% (c)(i)(t)		5,500,000	0
			609,701
TOTAL COMMUNICATION SERVICES			2,636,711

Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	3,716,100	1,241,572
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (e)	EUR	950,000	1,077,641
Materials - 0.0%
Chemicals - 0.0%
INEOS Finance PLC 7.5% 4/15/2029 (c)		250,000	245,413
Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (e)	EUR	200,000	234,575
Real Estate Management & Development - 0.0%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (e)	EUR	2,135,000	2,278,977
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (e)	GBP	350,000	432,430
Logicor Financing Sarl 0.875% 1/14/2031 (e)	EUR	400,000	389,421
Logicor Financing Sarl 4.25% 7/18/2029 (e)	EUR	600,000	700,352
P3 Group Sarl 4% 4/19/2032 (e)	EUR	400,000	456,321
			4,257,501
TOTAL REAL ESTATE			4,492,076

TOTAL LUXEMBOURG			9,693,413
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MGM China Holdings Ltd 7.125% 6/26/2031 (e)		900,000	917,681
Sands China Ltd 5.4% 8/8/2028 (f)		1,379,000	1,373,398
Studio City Finance Ltd 5% 1/15/2029 (e)		900,000	813,083
Wynn Macau Ltd 5.5% 1/15/2026 (c)		1,125,000	1,119,375
Wynn Macau Ltd 5.625% 8/26/2028 (e)		900,000	867,598

TOTAL MACAU			5,091,135
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Flourishing Trade & Investment Ltd 11.035% 4/2/2028 (c)(i)		1,170,000	1,193,400
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		173,454	160,601
Petroleos Mexicanos 10% 2/7/2033		588,000	606,222
Petroleos Mexicanos 2.75% 4/21/2027 (e)	EUR	800,000	858,400
Petroleos Mexicanos 4.875% 2/21/2028 (e)	EUR	253,000	278,076
Petroleos Mexicanos 5.35% 2/12/2028		90,000	84,960
Petroleos Mexicanos 5.95% 1/28/2031		5,652,000	4,885,589
Petroleos Mexicanos 6.35% 2/12/2048		218,000	141,918
Petroleos Mexicanos 6.5% 1/23/2029		990,000	944,252
Petroleos Mexicanos 6.5% 3/13/2027		32,897,000	32,290,709
Petroleos Mexicanos 6.7% 2/16/2032		6,035,000	5,388,652
Petroleos Mexicanos 6.75% 9/21/2047		11,150,000	7,541,860
Petroleos Mexicanos 6.84% 1/23/2030		2,867,000	2,680,502
Petroleos Mexicanos 6.875% 8/4/2026		176,000	174,398
Petroleos Mexicanos 7.5% 3/20/2026 (c)(i)		1,392,000	1,366,248
Petroleos Mexicanos 7.69% 1/23/2050		24,510,000	18,049,164
Petroleos Mexicanos 8.75% 6/2/2029		751,000	760,155
			76,211,706
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875% 5/7/2030 (c)		200,000	200,826
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 4.25% 10/31/2026 (c)		4,270,000	4,205,950
Mexico City Airport Trust 5.5% 10/31/2046 (c)		1,092,000	876,022
Mexico City Airport Trust 5.5% 7/31/2047 (c)		3,767,000	2,997,892
			8,079,864
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.875% 4/23/2045		455,000	431,426
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 3.348% 2/9/2031 (c)		549,000	473,513
Comision Federal de Electricidad 4.688% 5/15/2029 (c)		2,277,000	2,202,998
Comision Federal de Electricidad 6.45% 1/24/2035 (c)		227,000	218,033
			2,894,544
Independent Power and Renewable Electricity Producers - 0.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (c)		355,942	351,225
Saavi Energia Sarl 8.875% 2/10/2035 (c)		470,000	478,460
			829,685
TOTAL UTILITIES			3,724,229

TOTAL MEXICO			88,648,051
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		269,000	237,250
OCP SA 6.7% 3/1/2036 (c)		200,000	196,462
OCP SA 6.75% 5/2/2034 (c)		2,395,000	2,421,345
OCP SA 7.5% 5/2/2054 (c)		290,000	282,646

TOTAL MOROCCO			3,137,703
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 5% 1/24/2029		745,000	759,780
European Investment Bank 0.625% 1/22/2029 (e)	EUR	3,050,000	3,273,523

TOTAL MULTI-NATIONAL			4,033,303
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (e)	EUR	200,000	229,406
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (c)		2,441,000	2,110,091
Ziggo BV 4.875% 1/15/2030 (c)		115,000	104,953
			2,215,044
TOTAL COMMUNICATION SERVICES			2,444,450

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (e)	EUR	200,000	243,703
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (e)	EUR	5,000,000	5,200,975
Viterra Finance BV 3.2% 4/21/2031 (c)		200,000	181,673
			5,382,648
TOTAL CONSUMER STAPLES			5,626,351

Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 2.47% 12/13/2029 (c)(d)		1,000,000	922,416
ABN AMRO Bank NV 3.875% 1/15/2032 (e)	EUR	600,000	699,984
ABN AMRO Bank NV 4.988% 12/3/2028 (c)(d)		1,100,000	1,107,489
ABN AMRO Bank NV 6.339% 9/18/2027 (c)(d)		3,400,000	3,464,254
ABN AMRO Bank NV 6.575% 10/13/2026 (c)(d)		4,600,000	4,628,121
Cooperatieve Rabobank UA 1.125% 5/7/2031 (e)	EUR	1,000,000	1,013,054
Cooperatieve Rabobank UA 3.649% 4/6/2028 (c)(d)		665,000	653,843
Cooperatieve Rabobank UA 4.375% 8/4/2025		7,713,000	7,702,987
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.9008% 8/28/2026 (b)(d)		6,350,000	6,370,384
ING Groep NV 1.726% 4/1/2027 (d)		5,935,000	5,792,831
ING Groep NV 3% 8/17/2031 (d)(e)	EUR	2,600,000	2,917,547
ING Groep NV 4.5% 5/23/2029 (d)(e)	EUR	700,000	832,759
ING Groep NV 4.858% 3/25/2029 (d)		3,900,000	3,915,425
ING Groep NV 5.335% 3/19/2030 (d)		200,000	203,860
			40,224,954
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV 2.125% 3/31/2027 (e)	EUR	4,400,000	4,946,140
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		162,000	140,211
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032		216,000	184,040
			324,251
Utilities - 0.0%
Electric Utilities - 0.0%
TenneT Holding BV 4.75% 10/28/2042 (e)	EUR	450,000	556,394
TOTAL NETHERLANDS			54,122,540
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
ASB Bank Ltd 2.375% 10/22/2031 (c)		200,000	173,327
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (c)		200,000	197,250
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		305,000	298,820
Oil, Gas & Consumable Fuels - 0.0%
Aker BP ASA 3.1% 7/15/2031 (c)		7,295,000	6,356,021
Aker BP ASA 5.8% 10/1/2054 (c)		180,000	157,538
Equinor ASA 3.7% 4/6/2050		920,000	670,360
Equinor ASA 3.95% 5/15/2043		300,000	241,690
Var Energi ASA 5% 5/18/2027 (c)		5,410,000	5,419,226
			12,844,835
TOTAL ENERGY			13,143,655

Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(e)	EUR	300,000	318,438
DNB Bank ASA 3% 11/29/2030 (d)(e)	EUR	400,000	454,565
DNB Bank ASA 4.853% 11/5/2030 (c)(d)		900,000	903,983
			1,676,986
TOTAL NORWAY			14,820,641
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		190,000	186,259
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		245,000	243,819
TOTAL PANAMA			430,078
PARAGUAY - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Bioceanico Sovereign Certificate Ltd 0% 6/5/2034 (c)(h)		118,768	93,238
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (c)		352,000	355,744
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (e)	EUR	775,000	799,131
TOTAL POLAND			1,154,875
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(e)	EUR	500,000	569,579
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (c)		512,773	533,582
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co 5.25% 7/17/2034 (c)		3,000,000	2,984,160
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		3,525,000	3,453,619
TMS Issuer Sarl 5.78% 8/23/2032 (e)		1,160,000	1,191,175
			4,644,794
TOTAL SAUDI ARABIA			7,628,954
SINGAPORE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Puma International Financing SA 7.75% 4/25/2029 (e)		900,000	915,345
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Project Infinity 5% 9/13/2027 (i)		460,557	460,557
TOTAL SINGAPORE			1,375,902
SLOVENIA - 0.0%
Communication Services - 0.0%
Media - 0.0%
United Group BV 3.625% 2/15/2028 (e)	EUR	2,000,000	2,221,235
United Group BV 5.25% 2/1/2030 (c)	EUR	2,900,000	3,277,560

TOTAL SLOVENIA			5,498,795
SOUTH AFRICA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		810,000	789,750
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (c)		1,298,000	1,296,378
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (e)		213,000	212,734
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (e)		3,699,000	3,821,529
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (c)		671,000	693,227
			6,023,868
TOTAL SOUTH AFRICA			6,813,618
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA 1.75% 10/23/2030 (e)	EUR	5,500,000	5,823,079
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029		1,800,000	1,842,697
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		800,000	817,692
Banco Santander SA 3.49% 5/28/2030		1,000,000	937,505
Banco Santander SA 4.175% 3/24/2028 (d)		8,000,000	7,924,608
Banco Santander SA 5.365% 7/15/2028 (d)		4,000,000	4,060,247
Banco Santander SA 5.439% 7/15/2031		4,400,000	4,518,924
Banco Santander SA 5.538% 3/14/2030 (d)		2,000,000	2,047,017
Banco Santander SA 5.552% 3/14/2028 (d)		8,400,000	8,501,145
Banco Santander SA 5.588% 8/8/2028		1,400,000	1,439,158
Banco Santander SA 6.033% 1/17/2035		1,000,000	1,038,858
CaixaBank SA 3.625% 9/19/2032 (d)(e)	EUR	900,000	1,031,695
CaixaBank SA 5.673% 3/15/2030 (c)(d)		840,000	862,719
CaixaBank SA 6.684% 9/13/2027 (c)(d)		265,000	271,112
			35,293,377
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		55,000	52,319
Grifols SA 7.5% 5/1/2030 (e)	EUR	738,000	880,904
			933,223
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (e)	EUR	400,000	474,889
TOTAL HEALTH CARE			1,408,112

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 3.375% 11/27/2026 (e)	GBP	500,000	656,796
TOTAL SPAIN			43,181,364
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Asmodee Group AB 3 month EURIBOR + 3.75%, 6.251% 12/15/2029 (b)(c)(d)	EUR	470,588	538,436
Asmodee Group AB 5.75% 12/15/2029 (c)	EUR	1,120,000	1,333,572
			1,872,008
Financials - 0.0%
Banks - 0.0%
Svenska Handelsbanken AB 5.5% 6/15/2028 (c)		943,000	969,260
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (e)	EUR	800,000	872,687
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (e)	EUR	400,000	405,356
			1,278,043
TOTAL SWEDEN			4,119,311
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032		25,000	27,968
UBS Group AG 1.305% 2/2/2027 (c)(d)		500,000	488,433
UBS Group AG 2.125% 11/15/2029 (d)(e)	GBP	700,000	858,729
UBS Group AG 3.091% 5/14/2032 (c)(d)		9,800,000	8,772,894
UBS Group AG 3.126% 8/13/2030 (c)(d)		2,640,000	2,466,904
UBS Group AG 3.869% 1/12/2029 (c)(d)		900,000	880,959
UBS Group AG 4.125% 6/9/2033 (d)(e)	EUR	460,000	542,181
UBS Group AG 4.194% 4/1/2031 (c)(d)		12,540,000	12,152,464
UBS Group AG 4.282% 1/9/2028 (c)		430,000	425,487
UBS Group AG 4.55% 4/17/2026		3,490,000	3,488,772
UBS Group AG 4.75% 3/17/2032 (d)(e)	EUR	1,880,000	2,295,486
UBS Group AG 4.751% 5/12/2028 (c)(d)		937,000	938,079
UBS Group AG 5.617% 9/13/2030 (c)(d)		530,000	545,853
UBS Group AG 6.246% 9/22/2029 (c)(d)		10,600,000	11,090,783
			44,974,992
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (d)(e)		3,225,000	3,212,906
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		1,200,000	1,183,614
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(e)		900,000	780,660
			5,177,180
TOTAL FINANCIALS			50,152,172

Materials - 0.0%
Construction Materials - 0.0%
Holcim Finance US LLC 4.7% 4/7/2028 (c)		3,000,000	3,015,345
Holcim Finance US LLC 5% 4/7/2030 (c)		8,000,000	8,051,358
			11,066,703
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (e)	EUR	200,000	230,392
TOTAL MATERIALS			11,297,095

TOTAL SWITZERLAND			61,449,267
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
TSMC Arizona Corp 2.5% 10/25/2031		702,000	620,694
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		365,000	371,033
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
TC Ziraat Bankasi AS 7.25% 2/4/2030 (c)		207,000	206,087
Capital Markets - 0.0%
Turkiye Varlik Fonu Yonetimi AS 8.25% 2/14/2029 (e)		200,000	206,875
TOTAL TURKEY			412,962
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 4.25% 9/11/2029 (c)		3,800,000	3,743,000
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (e)		442,290	387,888
			4,130,888
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Ltd/United Arab Emirates 2.375% 9/25/2026 (c)	EUR	1,430,000	1,612,328
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4.375% 10/9/2031 (c)		11,000,000	10,699,700
TOTAL UNITED ARAB EMIRATES			16,442,916
UNITED KINGDOM - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		160,000	152,479
Virgin Media Finance PLC 5% 7/15/2030 (c)		270,000	244,842
			397,321
Media - 0.0%
RELX Capital Inc 5.25% 3/27/2035		3,400,000	3,414,582
Virgin Media Secured Finance PLC 4.25% 1/15/2030 (e)	GBP	2,800,000	3,447,195
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (c)		175,000	170,185
			7,031,962
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4% 1/31/2029 (e)	GBP	1,470,000	1,848,399
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		495,000	447,963
Vodafone Group PLC 4.875% 10/3/2078 (d)(e)	GBP	600,000	806,389
Vodafone Group PLC 5.75% 6/28/2054		350,000	327,620
			3,430,371
TOTAL COMMUNICATION SERVICES			10,859,654

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 5.15% 3/17/2030 (c)		185,000	182,225
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		35,000	36,189
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		100,000	104,647
			323,061
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (e)	GBP	350,000	373,314
Marks & Spencer PLC 4.5% 7/10/2027 (e)(f)	GBP	1,000,000	1,300,090
			1,673,404
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (e)	GBP	485,000	618,559
Whitbread Group PLC 2.375% 5/31/2027 (e)	GBP	720,000	917,421
			1,535,980
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (e)	GBP	1,015,000	1,116,454
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		200,000	200,538
TOTAL CONSUMER DISCRETIONARY			4,849,437

Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Investment Corp 5.625% 4/15/2035		2,915,000	2,992,108
Consumer Staples Distribution & Retail - 0.0%
Bellis Acquisition Co PLC 8.125% 5/14/2030 (e)	GBP	190,000	238,717
Bellis Finco PLC 4% 2/16/2027 (c)	GBP	9,000,000	11,792,681
			12,031,398
Tobacco - 0.2%
BAT Capital Corp 2.125% 8/15/2025 (e)	GBP	124,000	166,008
BAT Capital Corp 2.259% 3/25/2028		1,008,000	947,866
BAT Capital Corp 3.557% 8/15/2027		2,939,000	2,874,608
BAT Capital Corp 3.734% 9/25/2040		272,000	208,594
BAT Capital Corp 4.39% 8/15/2037		4,806,000	4,227,868
BAT Capital Corp 4.54% 8/15/2047		5,000	3,947
BAT Capital Corp 4.7% 4/2/2027		425,000	425,865
BAT Capital Corp 4.758% 9/6/2049		1,895,000	1,521,359
BAT Capital Corp 5.282% 4/2/2050		662,000	570,084
BAT Capital Corp 5.35% 8/15/2032		2,850,000	2,878,715
BAT Capital Corp 5.625% 8/15/2035		1,240,000	1,242,412
BAT Capital Corp 5.65% 3/16/2052		1,947,000	1,761,008
BAT Capital Corp 5.834% 2/20/2031		1,290,000	1,344,040
BAT Capital Corp 6.25% 8/15/2055		69,000	68,006
BAT Capital Corp 6.343% 8/2/2030		1,270,000	1,354,419
BAT Capital Corp 7.079% 8/2/2043		1,628,000	1,760,453
BAT Capital Corp 7.081% 8/2/2053		1,655,000	1,795,969
BAT International Finance PLC 4.125% 4/12/2032 (e)	EUR	1,460,000	1,700,879
BAT International Finance PLC 4.448% 3/16/2028		8,700,000	8,672,591
BAT International Finance PLC 5.931% 2/2/2029		395,000	412,556
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (e)	EUR	1,035,000	1,271,451
Imperial Brands Finance PLC 3.875% 2/12/2034 (e)	EUR	550,000	614,742
Imperial Brands Finance PLC 5.875% 7/1/2034 (c)		2,400,000	2,413,317
Reynolds American Inc 5.7% 8/15/2035		1,280,000	1,284,105
Reynolds American Inc 5.85% 8/15/2045		71,000	66,924
			39,587,786
TOTAL CONSUMER STAPLES			54,611,292

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 11% 11/30/2028 (c)	EUR	3,800,000	4,794,721
EG Global Finance PLC 12% 11/30/2028 (c)		2,500,000	2,756,422
			7,551,143
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.667% 3/10/2032 (d)		8,625,000	7,535,930
Barclays PLC 2.894% 11/24/2032 (d)		4,600,000	4,002,554
Barclays PLC 4.836% 5/9/2028		6,667,000	6,678,883
Barclays PLC 4.942% 9/10/2030 (d)		2,650,000	2,645,388
Barclays PLC 4.972% 5/16/2029 (d)		15,000,000	15,067,525
Barclays PLC 5.086% 2/25/2029 (d)		1,600,000	1,609,202
Barclays PLC 5.088% 6/20/2030 (d)		13,438,000	13,386,190
Barclays PLC 5.2% 5/12/2026		1,701,000	1,705,304
Barclays PLC 5.262% 1/29/2034 (d)(e)	EUR	760,000	949,758
Barclays PLC 5.335% 9/10/2035 (d)		11,000,000	10,696,977
Barclays PLC 5.501% 8/9/2028 (d)		445,000	451,577
Barclays PLC 5.69% 3/12/2030 (d)		300,000	307,573
Barclays PLC 6.496% 9/13/2027 (d)		600,000	612,556
Barclays PLC 6.692% 9/13/2034 (d)		2,900,000	3,114,793
Barclays PLC 7.385% 11/2/2028 (d)		620,000	656,064
Barclays PLC 7.437% 11/2/2033 (d)		500,000	559,102
Barclays PLC 8.407% 11/14/2032 (d)(e)	GBP	400,000	571,021
HSBC Holdings PLC 2.013% 9/22/2028 (d)		3,943,000	3,706,712
HSBC Holdings PLC 2.206% 8/17/2029 (d)		3,380,000	3,115,115
HSBC Holdings PLC 2.804% 5/24/2032 (d)		5,336,000	4,668,725
HSBC Holdings PLC 3.973% 5/22/2030 (d)		1,811,000	1,746,303
HSBC Holdings PLC 4.787% 3/10/2032 (d)(e)	EUR	710,000	864,773
HSBC Holdings PLC 4.856% 5/23/2033 (d)(e)	EUR	900,000	1,102,779
HSBC Holdings PLC 5.13% 3/3/2031 (d)		610,000	611,551
HSBC Holdings PLC 5.21% 8/11/2028 (d)		358,000	361,693
HSBC Holdings PLC 5.286% 11/19/2030 (d)		2,320,000	2,343,045
HSBC Holdings PLC 5.597% 5/17/2028 (d)		5,600,000	5,683,193
HSBC Holdings PLC 5.733% 5/17/2032 (d)		645,000	661,551
HSBC Holdings PLC 5.813% 5/22/2033 (d)(e)	GBP	525,000	710,247
HSBC Holdings PLC 5.874% 11/18/2035 (d)		1,140,000	1,129,686
HSBC Holdings PLC 5.887% 8/14/2027 (d)		2,285,000	2,313,351
HSBC Holdings PLC 6.161% 3/9/2029 (d)		24,300,000	25,123,594
HSBC Holdings PLC 6.8% 9/14/2031 (d)	GBP	240,000	342,827
HSBC Holdings PLC 7.39% 11/3/2028 (d)		800,000	846,016
HSBC Holdings PLC 8.201% 11/16/2034 (d)(e)	GBP	550,000	802,305
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 5.3831% 3/3/2029 (b)(d)		5,000,000	4,982,550
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)		520,000	505,252
Lloyds Banking Group PLC 4.5% 1/11/2029 (d)(e)	EUR	350,000	415,738
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(e)	EUR	870,000	1,057,956
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)		10,050,000	10,140,462
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)		200,000	202,276
Lloyds Banking Group PLC 5.679% 1/5/2035 (d)		200,000	202,120
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)		1,365,000	1,405,008
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)		1,000,000	1,013,953
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.3307% 11/26/2028 (b)(d)		10,050,000	10,059,383
NatWest Group PLC 3.073% 5/22/2028 (d)		5,999,000	5,817,996
NatWest Group PLC 5.076% 1/27/2030 (d)		400,000	402,345
NatWest Group PLC 5.115% 5/23/2031 (d)		505,000	506,962
NatWest Group PLC 5.808% 9/13/2029 (d)		240,000	247,430
NatWest Group PLC 5.847% 3/2/2027 (d)		700,000	705,666
NatWest Group PLC 7.416% 6/6/2033 (d)(e)	GBP	450,000	635,841
NatWest Markets PLC 5.022% 3/21/2030 (c)		940,000	945,748
NatWest Markets PLC 5.41% 5/17/2029 (c)		1,750,000	1,794,565
Santander UK Group Holdings PLC 1.673% 6/14/2027 (d)		1,065,000	1,028,912
Santander UK Group Holdings PLC 2.896% 3/15/2032 (d)		204,000	179,529
Santander UK Group Holdings PLC 4.858% 9/11/2030 (d)		9,595,000	9,501,296
Santander UK Group Holdings PLC 5.694% 4/15/2031 (d)		255,000	260,799
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)		200,000	207,654
Santander UK Group Holdings PLC 6.833% 11/21/2026 (d)		1,100,000	1,110,024
Standard Chartered Bank/New York 4.853% 12/3/2027		13,800,000	13,909,694
Standard Chartered PLC 1.456% 1/14/2027 (c)(d)		200,000	195,866
Standard Chartered PLC 3.864% 3/17/2033 (d)(e)	EUR	500,000	575,006
Standard Chartered PLC 5.005% 10/15/2030 (c)(d)		5,900,000	5,895,166
Standard Chartered PLC 5.688% 5/14/2028 (c)(d)		340,000	345,115
Standard Chartered PLC 5.905% 5/14/2035 (c)(d)		665,000	677,436
Standard Chartered PLC 6.187% 7/6/2027 (c)(d)		700,000	709,964
Standard Chartered PLC 6.301% 1/9/2029 (c)(d)		297,000	307,092
Standard Chartered PLC 7.767% 11/16/2028 (c)(d)		641,000	684,201
Virgin Money UK PLC 7.625% 8/23/2029 (d)(e)	GBP	900,000	1,300,038
			204,612,906
Capital Markets - 0.0%
Marex Group PLC 6.404% 11/4/2029		5,900,000	6,012,479
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (e)	EUR	725,000	828,357
Financial Services - 0.0%
British Awys Pass Thru Tr 2018-1aa equipment trust certificate 3.8% 3/20/2033 (c)		12,374	11,920
LSEG US Finance Corp 4.875% 3/28/2027 (c)		300,000	302,197
Nationwide Building Society 2.972% 2/16/2028 (c)(d)		210,000	204,146
Nationwide Building Society 4% 7/30/2035 (d)(e)	EUR	300,000	343,567
Nationwide Building Society 5.127% 7/29/2029 (c)		297,000	301,744
Nationwide Building Society 6.557% 10/18/2027 (c)(d)		955,000	977,868
			2,141,442
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (e)	GBP	400,000	602,554
TOTAL FINANCIALS			214,197,738

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		250,000	252,285
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		500,000	474,913
TOTAL HEALTH CARE			727,198

Industrials - 0.1%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (c)		2,985,000	2,820,579
Rolls-Royce PLC 5.75% 10/15/2027 (c)		965,000	986,602
			3,807,181
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (e)	EUR	750,000	779,421
Machinery - 0.1%
Weir Group Inc 5.35% 5/6/2030 (c)		5,300,000	5,321,742
Passenger Airlines - 0.0%
British Airways 2018-1 Class A Pass Through Trust equipment trust certificate 4.125% 3/20/2033 (c)		36,936	35,181
British Airways 2019-1 Class A Pass Through Trust equipment trust certificate 3.3% 6/15/2034 (c)		12,225	11,286
British Airways 2019-1 Class A Pass Through Trust equipment trust certificate 3.35% 12/15/2030 (c)		21,412	20,428
			66,895
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (e)	GBP	255,000	336,703
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (e)	GBP	700,000	939,341
TOTAL INDUSTRIALS			11,251,283

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		225,000	223,880
Containers & Packaging - 0.0%
DS Smith PLC 2.875% 7/26/2029 (e)	GBP	1,700,000	2,103,224
TOTAL MATERIALS			2,327,104

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (e)	GBP	300,000	397,851
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (e)	EUR	780,000	868,408
TOTAL REAL ESTATE			1,266,259

Utilities - 0.0%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (d)(e)	EUR	1,050,000	1,159,920
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (e)	EUR	1,340,000	1,516,606
			2,676,526
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (e)	EUR	600,000	682,867
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		195,000	192,811
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)		200,000	202,608
			395,419
Water Utilities - 0.0%
Anglian Water Services Financing PLC 5.875% 6/20/2031 (e)	GBP	565,000	764,849
Anglian Water Services Financing PLC 6.25% 9/12/2044 (e)	GBP	250,000	315,660
Anglian Water Services Financing PLC 6.293% 7/30/2030 (e)	GBP	550,000	760,917
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (e)	EUR	775,000	883,165
Severn Trent Utilities Finance PLC 4% 3/5/2034 (e)	EUR	750,000	870,475
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (e)	GBP	210,000	260,475
South West Water Finance PLC 5.75% 12/11/2032 (e)	GBP	125,000	169,183
Southern Water Services Finance Ltd 2.375% 5/28/2028 (e)	GBP	490,000	574,722
SW Finance I PLC 7.375% 12/12/2041 (e)	GBP	240,000	310,599
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (c)	GBP	17,021	24,984
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (c)	GBP	15,502	23,002
Thames Water Utilities Finance PLC 4.375% 1/18/2033 (e)	EUR	400,000	317,556
Thames Water Utilities Finance PLC 6.5% 2/9/2034	GBP	200,000	192,674
Thames Water Utilities Ltd 0% 10/10/2027 (c)(i)(r)	GBP	32,749	41,256
Thames Water Utilities Ltd 0% 3/22/2027 (c)(h)	GBP	4,026	4,627
United Utilities Water Finance PLC 3.5% 2/27/2033 (e)	EUR	450,000	504,806
United Utilities Water Finance PLC 3.75% 5/23/2034 (e)	EUR	730,000	825,866
Wessex Water Services Finance PLC 6.125% 9/19/2034 (e)	GBP	475,000	632,501
			7,477,317
TOTAL UTILITIES			11,232,129

TOTAL UNITED KINGDOM			318,873,237
UNITED STATES - 11.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
AT&T Inc 1.65% 2/1/2028		3,563,000	3,315,930
AT&T Inc 2.55% 12/1/2033		5,588,000	4,595,861
AT&T Inc 3.5% 6/1/2041		5,306,000	4,059,747
AT&T Inc 3.5% 9/15/2053		3,113,000	2,068,540
AT&T Inc 3.55% 9/15/2055		2,735,000	1,808,059
AT&T Inc 3.65% 6/1/2051		50,000	34,764
AT&T Inc 3.65% 9/15/2059		9,237,000	6,069,452
AT&T Inc 3.8% 12/1/2057		30,203,000	20,678,110
AT&T Inc 3.85% 6/1/2060		906,000	615,245
AT&T Inc 4.3% 2/15/2030		3,709,000	3,669,918
AT&T Inc 4.5% 5/15/2035		1,980,000	1,862,551
AT&T Inc 4.75% 5/15/2046		5,130,000	4,375,199
AT&T Inc 6.05% 8/15/2056		600,000	601,224
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)		10,000	9,605
Cogent Communications Group LLC 3.5% 5/1/2026 (c)		165,000	163,617
Cogent Communications Group LLC 7% 6/15/2027 (c)		255,000	256,373
Consolidated Communications Inc 6.5% 10/1/2028 (c)		540,000	550,971
Embarq LLC 7.995% 6/1/2036		119,000	55,929
Frontier Communications Holdings LLC 5% 5/1/2028 (c)		4,196,000	4,187,438
Frontier Communications Holdings LLC 5.875% 10/15/2027 (c)		347,000	347,905
Frontier Communications Holdings LLC 5.875% 11/1/2029		3,597,720	3,635,924
Frontier Communications Holdings LLC 8.625% 3/15/2031 (c)		1,220,000	1,298,901
Level 3 Financing Inc 10% 10/15/2032 (c)		1,450,000	1,457,399
Level 3 Financing Inc 10.5% 4/15/2029 (c)		1,600,000	1,800,000
Level 3 Financing Inc 10.75% 12/15/2030 (c)		2,900,000	3,269,750
Level 3 Financing Inc 11% 11/15/2029 (c)		2,704,243	3,067,736
Level 3 Financing Inc 3.875% 10/15/2030 (c)		230,000	193,774
Level 3 Financing Inc 4.5% 4/1/2030 (c)		1,725,000	1,517,086
Lumen Technologies Inc 4.125% 4/15/2030 (c)		284,408	276,231
Lumen Technologies Inc 4.125% 4/15/2030 (c)		177,467	172,365
Sprint Capital Corp 6.875% 11/15/2028		304,000	325,219
Sprint Capital Corp 8.75% 3/15/2032		555,000	664,779
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC 5.152% 9/20/2029 (c)		7,593,000	7,626,082
Verizon Communications Inc 1.5% 9/18/2030		807,000	688,131
Verizon Communications Inc 2.1% 3/22/2028		3,600,000	3,386,082
Verizon Communications Inc 2.355% 3/15/2032		5,980,000	5,100,126
Verizon Communications Inc 2.55% 3/21/2031		153,000	135,512
Verizon Communications Inc 2.65% 11/20/2040		1,515,000	1,044,206
Verizon Communications Inc 3.4% 3/22/2041		85,000	64,253
Verizon Communications Inc 4.016% 12/3/2029		1,773,000	1,735,705
Verizon Communications Inc 4.4% 11/1/2034		944,000	884,068
Verizon Communications Inc 4.78% 2/15/2035		79,000	76,029
Zayo Group Holdings Inc 4% 3/1/2027 (c)		890,000	837,235
			98,583,031
Entertainment - 0.0%
Cinemark USA Inc 5.25% 7/15/2028 (c)		184,000	181,522
Live Nation Entertainment Inc 4.75% 10/15/2027 (c)		432,000	425,271
Live Nation Entertainment Inc 5.625% 3/15/2026 (c)		49,000	49,066
Live Nation Entertainment Inc 6.5% 5/15/2027 (c)		403,000	407,776
Netflix Inc 4.375% 11/15/2026		165,000	165,305
Netflix Inc 5.375% 11/15/2029 (c)		518,000	536,784
ROBLOX Corp 3.875% 5/1/2030 (c)		280,000	260,426
Take-Two Interactive Software Inc 3.7% 4/14/2027		180,000	177,148
Take-Two Interactive Software Inc 5.4% 6/12/2029		209,000	213,325
Take-Two Interactive Software Inc 5.6% 6/12/2034		836,000	848,546
Walt Disney Co/The 3.6% 1/13/2051		800,000	574,471
			3,839,640
Interactive Media & Services - 0.0%
Alphabet Inc 2.25% 8/15/2060		128,000	66,806
Alphabet Inc 3% 5/6/2033	EUR	885,000	1,000,627
Alphabet Inc 3.375% 5/6/2037	EUR	160,000	180,266
Alphabet Inc 3.875% 5/6/2045	EUR	200,000	227,329
Alphabet Inc 4% 5/6/2054	EUR	100,000	112,896
Alphabet Inc 5.3% 5/15/2065		270,000	258,524
Meta Platforms Inc 4.65% 8/15/2062		2,071,000	1,708,012
Meta Platforms Inc 4.75% 8/15/2034		4,000,000	3,955,558
Meta Platforms Inc 5.4% 8/15/2054		860,000	816,402
Meta Platforms Inc 5.55% 8/15/2064		312,000	298,547
Meta Platforms Inc 5.6% 5/15/2053		2,633,000	2,575,384
Snap Inc 6.875% 3/1/2033 (c)		650,000	658,415
			11,858,766
Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)		1,850,000	1,694,427
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,881,000	2,622,124
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)		619,000	580,405
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		895,000	828,521
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)		2,305,000	2,200,328
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		5,888,000	5,383,349
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		1,788,000	1,473,860
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		625,000	548,782
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042		408,000	282,172
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041		8,794,000	6,180,377
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		1,497,000	963,641
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061		515,000	317,409
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		1,561,000	1,030,365
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062		1,668,000	1,034,714
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		496,000	334,133
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		297,000	229,658
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		1,400,000	1,406,421
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		630,000	519,316
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		25,913,000	21,767,721
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		4,171,000	4,342,016
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		277,000	284,376
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		3,000,000	2,886,957
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,872,000	6,143,106
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		705,000	689,650
Comcast Corp 1.95% 1/15/2031		119,000	102,996
Comcast Corp 2.8% 1/15/2051		1,480,000	866,715
Comcast Corp 2.887% 11/1/2051		1,104,000	655,121
Comcast Corp 2.937% 11/1/2056		2,015,000	1,152,176
Comcast Corp 2.987% 11/1/2063		1,388,000	764,159
Comcast Corp 3.45% 2/1/2050		123,000	82,498
Comcast Corp 3.75% 4/1/2040		4,161,000	3,369,090
Comcast Corp 3.9% 3/1/2038		435,000	368,288
Comcast Corp 3.969% 11/1/2047		32,000	23,992
Comcast Corp 3.999% 11/1/2049		3,000	2,225
Comcast Corp 4% 3/1/2048		150,000	112,744
Comcast Corp 4.25% 10/15/2030		435,000	428,474
Comcast Corp 4.4% 8/15/2035		112,000	104,551
Comcast Corp 4.65% 2/15/2033		81,000	79,421
Comcast Corp 4.95% 10/15/2058		230,000	192,215
Comcast Corp 5.3% 6/1/2034		240,000	242,245
Comcast Corp 5.35% 5/15/2053		2,467,000	2,233,539
Comcast Corp 5.5% 5/15/2064		1,935,000	1,759,287
Cox Communications Inc 5.45% 9/15/2028 (c)		7,220,000	7,391,302
Cox Enterprises Inc 7.375% 7/15/2027 (c)		1,945,000	2,048,188
CSC Holdings LLC 11.75% 1/31/2029 (c)		909,000	852,139
CSC Holdings LLC 5.375% 2/1/2028 (c)		399,000	363,895
CSC Holdings LLC 5.75% 1/15/2030 (c)		683,000	344,763
CSC Holdings LLC 6.5% 2/1/2029 (c)		2,976,000	2,375,094
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (c)		310,000	305,136
Discovery Communications LLC 3.625% 5/15/2030		6,354,000	5,619,190
Discovery Communications LLC 4.125% 5/15/2029		189,000	175,982
Discovery Communications LLC 4.9% 3/11/2026		95,000	94,856
DISH DBS Corp 5.125% 6/1/2029		1,100,000	723,190
DISH DBS Corp 5.25% 12/1/2026 (c)		526,000	485,543
DISH DBS Corp 5.75% 12/1/2028 (c)		53,000	44,853
DISH DBS Corp 7.375% 7/1/2028		475,000	326,248
DISH DBS Corp 7.75% 7/1/2026		550,000	472,873
DISH Network Corp 11.75% 11/15/2027 (c)		5,193,000	5,357,675
EchoStar Corp 10.75% 11/30/2029		2,769,600	2,783,448
Gray Media Inc 10.5% 7/15/2029 (c)		285,000	303,103
Gray Media Inc 4.75% 10/15/2030 (c)		61,000	44,149
Gray Media Inc 5.375% 11/15/2031 (c)		63,000	44,985
iHeartCommunications Inc 10.875% 5/1/2030 (c)		133,088	65,089
iHeartCommunications Inc 7.75% 8/15/2030 (c)		113,030	87,047
iHeartCommunications Inc 9.125% 5/1/2029 (c)		365,193	302,193
Lamar Media Corp 3.75% 2/15/2028		27,000	26,120
Lamar Media Corp 4% 2/15/2030		157,000	147,965
Lamar Media Corp 4.875% 1/15/2029		195,000	191,477
Nexstar Media Inc 4.75% 11/1/2028 (c)		196,000	188,569
Nexstar Media Inc 5.625% 7/15/2027 (c)		784,000	780,865
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (c)		255,000	241,169
Outfront Media Capital LLC / Outfront Media Capital Corp 5% 8/15/2027 (c)		112,000	110,554
Paramount Global 2.9% 1/15/2027		1,157,000	1,122,648
Paramount Global 3.375% 2/15/2028		190,000	182,709
Paramount Global 3.7% 10/4/2026		273,000	265,705
Paramount Global 4.6% 1/15/2045		676,000	497,507
Paramount Global 4.9% 8/15/2044		43,000	32,105
Paramount Global 5.25% 4/1/2044		54,000	41,509
Paramount Global 5.85% 9/1/2043		153,000	131,080
Paramount Global 6.375% 3/30/2062 (d)		68,000	66,470
Scripps Escrow II Inc 3.875% 1/15/2029 (c)		347,000	296,685
Scripps Escrow Inc 5.875% 7/15/2027 (c)		36,000	30,523
Sinclair Television Group Inc 4.375% 12/31/2032 (c)		163,000	117,706
Sinclair Television Group Inc 8.125% 2/15/2033 (c)		70,000	70,037
Sirius XM Radio LLC 4% 7/15/2028 (c)		683,000	648,122
Sirius XM Radio LLC 4.125% 7/1/2030 (c)		645,000	586,026
Sirius XM Radio LLC 5% 8/1/2027 (c)		821,000	812,504
Sirius XM Radio LLC 5.5% 7/1/2029 (c)		1,198,000	1,178,407
Stagwell Global LLC 5.625% 8/15/2029 (c)		340,000	319,681
TEGNA Inc 4.625% 3/15/2028		256,000	248,178
TEGNA Inc 4.75% 3/15/2026 (c)		225,000	223,633
TEGNA Inc 5% 9/15/2029		365,000	347,668
Time Warner Cable LLC 5.5% 9/1/2041		5,200,000	4,582,885
Time Warner Cable LLC 5.875% 11/15/2040		2,165,000	2,024,691
Time Warner Cable LLC 6.55% 5/1/2037		8,522,000	8,578,658
Time Warner Cable LLC 7.3% 7/1/2038		6,393,000	6,812,752
Univision Communications Inc 7.375% 6/30/2030 (c)		245,000	229,043
Univision Communications Inc 8% 8/15/2028 (c)		1,780,000	1,781,139
Warnermedia Holdings Inc 3.755% 3/15/2027		9,452,000	9,162,501
Warnermedia Holdings Inc 4.054% 3/15/2029		1,189,000	1,107,200
Warnermedia Holdings Inc 4.279% 3/15/2032		5,951,000	5,049,836
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	625,000	661,232
Warnermedia Holdings Inc 5.05% 3/15/2042		15,371,000	11,056,784
Warnermedia Holdings Inc 5.141% 3/15/2052		11,572,000	7,501,643
			174,348,491
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.625% 2/15/2029		275,000	255,811
T-Mobile USA Inc 2.625% 4/15/2026		4,020,000	3,957,696
T-Mobile USA Inc 3% 2/15/2041		3,650,000	2,610,944
T-Mobile USA Inc 3.375% 4/15/2029		2,445,000	2,331,749
T-Mobile USA Inc 3.4% 10/15/2052		520,000	339,579
T-Mobile USA Inc 3.6% 11/15/2060		1,040,000	675,787
T-Mobile USA Inc 3.875% 4/15/2030		22,020,000	21,233,164
T-Mobile USA Inc 4.2% 10/1/2029		159,000	156,711
T-Mobile USA Inc 4.7% 1/15/2035		10,510,000	10,044,022
T-Mobile USA Inc 4.85% 1/15/2029		600,000	605,760
T-Mobile USA Inc 5.05% 7/15/2033		315,000	312,315
T-Mobile USA Inc 5.125% 5/15/2032		2,310,000	2,330,070
T-Mobile USA Inc 5.2% 1/15/2033		1,387,000	1,392,245
T-Mobile USA Inc 5.75% 1/15/2054		650,000	623,239
T-Mobile USA Inc 5.8% 9/15/2062		464,000	444,562
United States Cellular Corp 6.7% 12/15/2033		202,000	217,365
			47,531,019
TOTAL COMMUNICATION SERVICES			336,160,947

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7% 4/15/2028 (c)		493,000	503,863
American Axle & Manufacturing Inc 5% 10/1/2029		160,000	145,099
American Axle & Manufacturing Inc 6.5% 4/1/2027		59,000	58,717
American Axle & Manufacturing Inc 6.875% 7/1/2028		346,000	343,063
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029		1,410,000	1,386,904
Aptiv Swiss Holdings Ltd 5.15% 9/13/2034		225,000	212,538
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (d)		245,000	239,958
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		100,000	101,851
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)		105,000	106,981
Cooper-Standard Automotive Inc 13.5% 3/31/2027 pay-in-kind (c)(d)		202,568	212,444
Cooper-Standard Automotive Inc 5.625% 5/15/2027 pay-in-kind (c)(d)		143,968	121,850
Dana Inc 4.5% 2/15/2032		115,000	107,582
Dana Inc 5.625% 6/15/2028		637,000	633,983
EquipmentShare.com Inc 8.625% 5/15/2032 (c)		285,000	298,866
Goodyear Tire & Rubber Co/The 5% 7/15/2029		340,000	325,702
Goodyear Tire & Rubber Co/The 5.25% 4/30/2031		482,000	451,933
Goodyear Tire & Rubber Co/The 5.25% 7/15/2031		117,000	109,171
Hertz Corp/The 4.625% 12/1/2026 (c)		372,000	328,510
Patrick Industries Inc 6.375% 11/1/2032 (c)		180,000	177,416
Phinia Inc 6.75% 4/15/2029 (c)		625,000	638,820
Tenneco Inc 8% 11/17/2028 (c)		3,450,000	3,396,856
			9,902,107
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		1,945,000	1,605,028
Ford Motor Co 4.75% 1/15/2043		340,000	255,510
Ford Motor Co 9.625% 4/22/2030		481,000	545,716
General Motors Co 5.35% 4/15/2028		3,376,000	3,403,249
General Motors Co 5.95% 4/1/2049		10,000	9,023
General Motors Co 6.25% 10/2/2043		1,030,000	979,912
General Motors Co 6.6% 4/1/2036		775,000	800,276
General Motors Co 6.75% 4/1/2046		465,000	463,782
General Motors Financial Co Inc 2.4% 10/15/2028		2,200,000	2,023,554
General Motors Financial Co Inc 2.4% 4/10/2028		1,895,000	1,767,062
General Motors Financial Co Inc 5.05% 4/4/2028		4,804,000	4,815,735
General Motors Financial Co Inc 5.4% 5/8/2027		795,000	801,560
General Motors Financial Co Inc 5.45% 9/6/2034		603,000	577,291
General Motors Financial Co Inc 5.85% 4/6/2030		2,471,000	2,524,084
General Motors Financial Co Inc 5.9% 1/7/2035		128,000	126,279
General Motors Financial Co Inc 5.95% 4/4/2034		275,000	273,242
Hyundai Capital America 1.5% 6/15/2026 (c)		367,000	354,327
Hyundai Capital America 2.375% 10/15/2027 (c)		32,000	30,163
Hyundai Capital America 3% 2/10/2027 (c)		252,000	244,550
Hyundai Capital America 4.55% 9/26/2029 (c)		2,700,000	2,646,999
Hyundai Capital America 4.875% 11/1/2027 (c)		4,610,000	4,604,378
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3814% 6/24/2027 (b)(c)(d)		3,300,000	3,296,730
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3815% 3/19/2027 (b)(c)(d)		250,000	249,750
Nissan Motor Acceptance Co LLC U.S. SOFR Averages Index + 2.05%, 6.3917% 9/13/2027 (b)(c)(d)		8,800,000	8,712,613
Stellantis Finance US Inc 5.75% 3/18/2030 (c)		540,000	541,263
Thor Industries Inc 4% 10/15/2029 (c)		150,000	138,653
			41,790,729
Broadline Retail - 0.0%
Amazon.com Inc 2.5% 6/3/2050		250,000	146,996
Amazon.com Inc 3.95% 4/13/2052		282,000	218,016
Kohl's Corp 4.25% 7/17/2025		20,000	19,849
Match Group Holdings II LLC 3.625% 10/1/2031 (c)		170,000	148,681
Match Group Holdings II LLC 4.125% 8/1/2030 (c)		70,000	64,604
Nordstrom Inc 4.375% 4/1/2030		718,000	647,808
Shutterfly Finance LLC 8.5% 10/1/2027 pay-in-kind (c)(d)		40,905	36,038
Shutterfly Finance LLC 9.75% 10/1/2027 (c)		4,660	4,648
Wayfair LLC 7.25% 10/31/2029 (c)		415,000	404,182
Wayfair LLC 7.75% 9/15/2030 (c)		185,000	181,254
			1,872,076
Distributors - 0.0%
American Builders & Contractors Supply Co Inc 3.875% 11/15/2029 (c)		70,000	65,197
American Builders & Contractors Supply Co Inc 4% 1/15/2028 (c)		262,000	252,957
Genuine Parts Co 4.95% 8/15/2029		2,450,000	2,471,901
			2,790,055
Diversified Consumer Services - 0.0%
Adtalem Global Education Inc 5.5% 3/1/2028 (c)		445,000	441,489
California Institute of Technology 3.65% 9/1/2119		535,000	326,784
ERAC USA Finance LLC 3.3% 12/1/2026 (c)		8,865,000	8,713,493
Grand Canyon University 5.125% 10/1/2028		280,000	264,684
Massachusetts Institute of Technology 2.989% 7/1/2050		865,000	559,808
Massachusetts Institute of Technology 3.959% 7/1/2038		2,125,000	1,906,077
Massachusetts Institute of Technology 5.6% 7/1/2111		400,000	387,965
President and Fellows of Harvard College 3.15% 7/15/2046		315,000	218,424
President and Fellows of Harvard College 3.3% 7/15/2056		190,000	124,837
Service Corp International/US 5.125% 6/1/2029		565,000	558,073
Service Corp International/US 5.75% 10/15/2032		740,000	735,367
Sotheby's 7.375% 10/15/2027 (c)		250,000	246,177
Trustees of the University of Pennsylvania/The 2.396% 10/1/2050		495,000	277,378
Trustees of the University of Pennsylvania/The 3.61% 2/15/2119		285,000	177,789
University of Southern California 3.841% 10/1/2047		515,000	395,250
University of Southern California 4.976% 10/1/2053		572,000	510,946
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)		25,000	24,941
Washington University/The 3.524% 4/15/2054		2,630,000	1,835,680
Washington University/The 4.349% 4/15/2122		2,340,000	1,741,142
Yale University 2.402% 4/15/2050		2,140,000	1,217,517
			20,663,821
Hotels, Restaurants & Leisure - 0.3%
Acushnet Co 7.375% 10/15/2028 (c)		325,000	336,767
Aramark Services Inc 5% 2/1/2028 (c)		1,990,000	1,968,822
Boyd Gaming Corp 4.75% 12/1/2027		165,000	162,577
Boyne USA Inc 4.75% 5/15/2029 (c)		325,000	312,323
Brinker International Inc 8.25% 7/15/2030 (c)		1,475,000	1,560,846
Caesars Entertainment Inc 4.625% 10/15/2029 (c)		1,295,000	1,209,337
Caesars Entertainment Inc 6% 10/15/2032 (c)		245,000	235,026
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		824,000	830,629
Caesars Entertainment Inc 7% 2/15/2030 (c)		2,625,000	2,693,591
Caesars Entertainment Inc 8.125% 7/1/2027 (c)		662,000	662,972
Carnival Corp 4% 8/1/2028 (c)		475,000	458,969
Carnival Corp 5.75% 3/1/2027 (c)		2,045,000	2,050,115
Carnival Corp 5.75% 3/15/2030 (c)		850,000	851,994
Carnival Corp 5.875% 6/15/2031 (c)		865,000	865,519
Carnival Corp 6% 5/1/2029 (c)		445,000	446,173
Carnival Corp 6.125% 2/15/2033 (c)		490,000	491,319
CCM Merger Inc 6.375% 5/1/2026 (c)		420,000	420,156
Churchill Downs Inc 4.75% 1/15/2028 (c)		170,000	166,169
Churchill Downs Inc 5.5% 4/1/2027 (c)		305,000	303,940
Churchill Downs Inc 6.75% 5/1/2031 (c)		55,000	56,015
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)		725,000	679,969
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		317,000	282,146
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (c)		255,000	240,915
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)		886,000	819,227
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		63,000	61,749
Hilton Domestic Operating Co Inc 5.75% 5/1/2028 (c)		25,000	25,029
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		910,000	916,147
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		345,000	348,399
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)		225,000	224,714
Hyatt Hotels Corp 5.05% 3/30/2028		5,900,000	5,929,316
Hyatt Hotels Corp 5.25% 6/30/2029		1,900,000	1,914,488
Hyatt Hotels Corp 5.75% 1/30/2027		1,245,000	1,265,803
International Game Technology PLC 6.25% 1/15/2027 (c)		200,000	202,155
Jacobs Entertainment Inc 6.75% 2/15/2029 (c)		775,000	732,298
Las Vegas Sands Corp 5.625% 6/15/2028		1,760,000	1,763,983
Las Vegas Sands Corp 5.9% 6/1/2027		1,000,000	1,012,115
Las Vegas Sands Corp 6% 8/15/2029		2,860,000	2,904,837
Las Vegas Sands Corp 6.2% 8/15/2034		1,000,000	991,724
Life Time Inc 6% 11/15/2031 (c)		240,000	240,536
Marriott International Inc/MD 3.125% 6/15/2026		1,390,000	1,367,568
Marriott International Inc/MD 4.8% 3/15/2030		3,400,000	3,406,374
Marriott International Inc/MD 4.9% 4/15/2029		925,000	933,243
Marriott International Inc/MD 5.5% 4/15/2037		3,410,000	3,328,305
McDonald's Corp 3.5% 5/21/2032 (e)	EUR	675,000	776,433
McDonald's Corp 3.625% 9/1/2049		500,000	356,621
McDonald's Corp 4.7% 12/9/2035		2,880,000	2,770,129
McDonald's Corp 4.95% 3/3/2035		1,575,000	1,552,975
McDonald's Corp 5.15% 9/9/2052		489,000	440,081
MGM Resorts International 4.625% 9/1/2026		620,000	617,381
MGM Resorts International 4.75% 10/15/2028		230,000	224,965
MGM Resorts International 5.5% 4/15/2027		2,125,000	2,129,191
MGM Resorts International 6.125% 9/15/2029		380,000	381,779
MGM Resorts International 6.5% 4/15/2032		2,000,000	1,996,104
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (c)		160,000	162,822
NCL Corp Ltd 5.875% 2/15/2027 (c)		155,000	155,036
NCL Corp Ltd 5.875% 3/15/2026 (c)		750,000	750,474
NCL Corp Ltd 6.75% 2/1/2032 (c)		850,000	851,029
NCL Finance Ltd 6.125% 3/15/2028 (c)		40,000	40,254
Neogen Food Safety Corp 8.625% 7/20/2030 (c)		45,000	46,923
Papa John's International Inc 3.875% 9/15/2029 (c)		340,000	315,750
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (c)		1,200,000	714,000
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		100,000	100,091
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)		25,000	25,060
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (c)		1,330,000	1,330,190
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		1,230,000	1,215,715
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		1,210,000	1,214,343
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		490,000	496,615
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		271,000	263,108
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 6.5% 10/1/2028		160,000	161,327
Six Flags Entertainment Corp 5.5% 4/15/2027 (c)		182,000	181,594
Six Flags Entertainment Corp 7% 7/1/2025 (c)		16,000	16,016
Six Flags Entertainment Corp 7.25% 5/15/2031 (c)		160,000	163,490
Station Casinos LLC 4.5% 2/15/2028 (c)		397,000	385,032
Station Casinos LLC 6.625% 3/15/2032 (c)		170,000	170,233
Vail Resorts Inc 6.5% 5/15/2032 (c)		450,000	460,980
Viking Cruises Ltd 5.875% 9/15/2027 (c)		1,200,000	1,199,401
VOC Escrow Ltd 5% 2/15/2028 (c)		1,400,000	1,380,934
Voyager Parent LLC 9.25% 7/1/2032 (c)		1,533,000	1,583,764
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (c)		830,000	809,363
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (c)		265,000	262,096
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)		1,330,000	1,394,980
Yum! Brands Inc 3.625% 3/15/2031		395,000	359,027
Yum! Brands Inc 5.35% 11/1/2043		50,000	46,472
			73,176,077
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (c)		135,000	122,373
Century Communities Inc 6.75% 6/1/2027		250,000	249,984
DR Horton Inc 5% 10/15/2034		510,000	496,124
DR Horton Inc 5.5% 10/15/2035		232,000	232,022
LGI Homes Inc 7% 11/15/2032 (c)		215,000	199,658
LGI Homes Inc 8.75% 12/15/2028 (c)		85,000	87,477
Newell Brands Inc 5.7% 4/1/2026 (f)		285,000	287,013
Newell Brands Inc 6.375% 5/15/2030		705,000	661,545
Newell Brands Inc 6.625% 5/15/2032		295,000	272,104
Newell Brands Inc 6.625% 9/15/2029		751,000	725,983
Newell Brands Inc 6.875% 4/1/2036 (f)		271,000	249,054
Newell Brands Inc 8.5% 6/1/2028 (c)		465,000	481,065
Somnigroup International Inc 3.875% 10/15/2031 (c)		120,000	106,797
Somnigroup International Inc 4% 4/15/2029 (c)		841,000	792,107
SWF Holdings I Corp 6.5% 10/1/2029 (c)		850,000	331,609
Toll Brothers Finance Corp 4.875% 3/15/2027		6,350,000	6,354,407
TopBuild Corp 4.125% 2/15/2032 (c)		410,000	371,826
			12,021,148
Leisure Products - 0.0%
Mattel Inc 6.2% 10/1/2040		115,000	108,896
Specialty Retail - 0.1%
Asbury Automotive Group Inc 4.5% 3/1/2028		108,000	105,218
Asbury Automotive Group Inc 4.625% 11/15/2029 (c)		285,000	270,933
Asbury Automotive Group Inc 4.75% 3/1/2030		36,000	34,188
Asbury Automotive Group Inc 5% 2/15/2032 (c)		80,000	74,703
AutoNation Inc 4.75% 6/1/2030		953,000	935,522
AutoZone Inc 1.65% 1/15/2031		505,000	427,870
AutoZone Inc 3.75% 4/18/2029		1,400,000	1,359,500
AutoZone Inc 4% 4/15/2030		7,024,000	6,815,117
AutoZone Inc 6.25% 11/1/2028		440,000	465,213
Bath & Body Works Inc 6.625% 10/1/2030 (c)		910,000	929,472
Bath & Body Works Inc 6.75% 7/1/2036		200,000	198,072
Bath & Body Works Inc 6.875% 11/1/2035		52,000	52,370
Bath & Body Works Inc 7.5% 6/15/2029		552,000	565,796
Carvana Co 11% 6/1/2030 pay-in-kind (c)(d)		2,875,000	3,031,783
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		1,300,000	1,507,891
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		709,019	728,503
Gap Inc/The 3.625% 10/1/2029 (c)		353,000	322,352
Gap Inc/The 3.875% 10/1/2031 (c)		1,340,000	1,186,173
Group 1 Automotive Inc 4% 8/15/2028 (c)		135,000	129,371
Group 1 Automotive Inc 6.375% 1/15/2030 (c)		110,000	112,023
Home Depot Inc/The 1.875% 9/15/2031		178,000	151,782
Home Depot Inc/The 3.5% 9/15/2056		152,000	102,502
Home Depot Inc/The 3.625% 4/15/2052		400,000	283,399
Home Depot Inc/The 4.2% 4/1/2043		1,245,000	1,037,489
Home Depot Inc/The 4.25% 4/1/2046		140,000	114,436
Home Depot Inc/The 4.95% 6/25/2034		750,000	750,340
Hudson Automotive Group 8% 5/15/2032 (c)		70,000	73,526
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)		65,000	68,916
Lithia Motors Inc 3.875% 6/1/2029 (c)		1,770,000	1,666,998
Lithia Motors Inc 4.375% 1/15/2031 (c)		48,000	44,985
Lithia Motors Inc 4.625% 12/15/2027 (c)		11,000	10,819
Lowe's Cos Inc 3.75% 4/1/2032		1,904,000	1,771,915
Lowe's Cos Inc 4.25% 4/1/2052		6,910,000	5,242,939
Michaels Cos Inc/The 5.25% 5/1/2028 (c)		643,000	438,329
Michaels Cos Inc/The 7.875% 5/1/2029 (c)		115,000	55,487
O'Reilly Automotive Inc 1.75% 3/15/2031		938,000	796,029
O'Reilly Automotive Inc 3.6% 9/1/2027		5,000	4,907
O'Reilly Automotive Inc 4.7% 6/15/2032		40,000	39,137
Penske Automotive Group Inc 3.75% 6/15/2029		312,000	292,461
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (c)		497,000	479,641
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		670,000	680,701
Sonic Automotive Inc 4.625% 11/15/2029 (c)		268,000	256,003
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (c)		50,000	47,907
Upbound Group Inc 6.375% 2/15/2029 (c)		300,000	287,047
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)		610,000	634,584
			34,584,349
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (c)		120,000	106,513
Kontoor Brands Inc 4.125% 11/15/2029 (c)		40,000	36,801
Levi Strauss & Co 3.5% 3/1/2031 (c)		170,000	151,922
Tapestry Inc 3.05% 3/15/2032		14,311,000	12,488,070
William Carter Co/The 5.625% 3/15/2027 (c)		1,103,000	1,095,482
Wolverine World Wide Inc 4% 8/15/2029 (c)		170,000	148,774
			14,027,562
TOTAL CONSUMER DISCRETIONARY			210,936,820

Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Co/The 5.3% 5/13/2054		85,000	81,263
Constellation Brands Inc 2.25% 8/1/2031		3,460,000	2,965,621
Constellation Brands Inc 3.7% 12/6/2026		1,200,000	1,185,921
Constellation Brands Inc 4.65% 11/15/2028		292,000	292,208
Keurig Dr Pepper Inc 4.6% 5/15/2030		840,000	836,117
Molson Coors Beverage Co 4.2% 7/15/2046		92,000	71,959
PepsiCo Inc 2.75% 10/21/2051		360,000	218,973
PepsiCo Inc 3.6% 8/13/2042		580,000	452,514
			6,104,576
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		689,000	647,335
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (c)		835,000	826,787
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		644,000	626,452
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.875% 2/15/2028 (c)		202,000	201,819
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		125,000	126,897
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)		1,110,000	1,132,401
C&S Group Enterprises LLC 5% 12/15/2028 (c)		130,000	110,629
CVS Pass-Through Trust equipment trust certificate 8.353% 7/10/2031 (c)		5,158	5,573
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		225,000	234,562
Kroger Co/The 2.65% 10/15/2026		430,000	419,914
Kroger Co/The 7.7% 6/1/2029		26,000	28,552
Mars Inc 4.8% 3/1/2030 (c)		5,860,000	5,896,164
Mars Inc 5% 3/1/2032 (c)		18,060,000	18,120,733
Mars Inc 5.2% 3/1/2035 (c)		9,843,000	9,806,079
Mars Inc 5.65% 5/1/2045 (c)		2,399,000	2,353,496
Mars Inc 5.7% 5/1/2055 (c)		4,175,000	4,050,167
Performance Food Group Inc 4.25% 8/1/2029 (c)		205,000	195,392
Performance Food Group Inc 5.5% 10/15/2027 (c)		157,000	156,349
Performance Food Group Inc 6.125% 9/15/2032 (c)		180,000	181,448
US Foods Inc 4.625% 6/1/2030 (c)		55,000	52,902
US Foods Inc 5.75% 4/15/2033 (c)		105,000	103,152
US Foods Inc 7.25% 1/15/2032 (c)		110,000	114,964
			45,391,767
Food Products - 0.0%
B&G Foods Inc 5.25% 9/15/2027		2,300,000	2,016,855
Bunge Ltd Fin Corp 2.75% 5/14/2031		310,000	277,670
Darling Ingredients Inc 5.25% 4/15/2027 (c)		442,000	438,900
Darling Ingredients Inc 6% 6/15/2030 (c)		255,000	255,428
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		105,000	110,193
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (c)		1,275,000	1,297,971
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (c)		994,000	988,135
Kraft Heinz Foods Co 4.375% 6/1/2046		860,000	678,921
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)		560,000	528,104
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		1,258,000	1,160,446
Lamb Weston Holdings Inc 4.875% 5/15/2028 (c)		345,000	340,747
Mondelez International Inc 4.625% 7/3/2031	CAD	4,100,000	3,098,594
Pilgrim's Pride Corp 3.5% 3/1/2032		3,025,000	2,679,167
Pilgrim's Pride Corp 4.25% 4/15/2031		3,130,000	2,961,415
Post Holdings Inc 4.625% 4/15/2030 (c)		611,000	578,239
Post Holdings Inc 5.5% 12/15/2029 (c)		1,595,000	1,575,195
Post Holdings Inc 6.25% 2/15/2032 (c)		105,000	106,755
The Campbell's Company 5.3% 3/20/2026		200,000	200,845
TreeHouse Foods Inc 4% 9/1/2028		505,000	459,944
Tyson Foods Inc 3.55% 6/2/2027		635,000	623,795
Tyson Foods Inc 4.35% 3/1/2029		1,290,000	1,275,871
			21,653,190
Household Products - 0.0%
Central Garden & Pet Co 4.125% 10/15/2030		206,000	190,505
Central Garden & Pet Co 4.125% 4/30/2031 (c)		296,000	269,819
Central Garden & Pet Co 5.125% 2/1/2028		15,000	14,996
Energizer Holdings Inc 4.375% 3/31/2029 (c)		218,000	204,779
Energizer Holdings Inc 4.75% 6/15/2028 (c)		150,000	144,641
Resideo Funding Inc 6.5% 7/15/2032 (c)		475,000	478,907
Spectrum Brands Inc 3.875% 3/15/2031 (c)		254,000	202,772
			1,506,419
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (c)		110,000	114,311
Edgewell Personal Care Co 5.5% 6/1/2028 (c)		313,000	307,728
Kenvue Inc 5.1% 3/22/2043		140,000	132,296
			554,335
Tobacco - 0.1%
Altria Group Inc 2.45% 2/4/2032		157,000	133,239
Altria Group Inc 3.4% 2/4/2041		2,127,000	1,538,634
Altria Group Inc 3.875% 9/16/2046		551,000	394,622
Altria Group Inc 4.25% 8/9/2042		490,000	388,245
Altria Group Inc 5.375% 1/31/2044		278,000	255,798
Altria Group Inc 5.625% 2/6/2035		1,438,000	1,443,625
Altria Group Inc 6.2% 2/14/2059		135,000	131,557
Philip Morris International Inc 2.1% 5/1/2030		2,500,000	2,224,298
Philip Morris International Inc 2.75% 2/25/2026		3,925,000	3,874,341
Philip Morris International Inc 3.125% 3/2/2028		25,000	24,270
Philip Morris International Inc 3.75% 1/15/2031	EUR	2,400,000	2,811,956
Philip Morris International Inc 3.875% 8/21/2042		830,000	658,870
Philip Morris International Inc 4.375% 11/15/2041		442,000	376,871
Philip Morris International Inc 4.75% 11/1/2031		3,000,000	2,992,503
Philip Morris International Inc 4.875% 2/15/2028		145,000	146,966
Philip Morris International Inc 5.125% 2/13/2031		1,240,000	1,261,219
Philip Morris International Inc 5.125% 2/15/2030		7,455,000	7,615,339
Philip Morris International Inc 5.25% 2/13/2034		962,000	968,034
Philip Morris International Inc 5.25% 9/7/2028		485,000	497,308
Philip Morris International Inc 5.375% 2/15/2033		1,352,000	1,378,614
Turning Point Brands Inc 7.625% 3/15/2032 (c)		125,000	131,440
			29,247,749
TOTAL CONSUMER STAPLES			104,458,036

Energy - 1.2%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		240,000	239,611
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		1,100,000	1,105,786
Archrock Partners LP / Archrock Partners Finance Corp 6.875% 4/1/2027 (c)		63,000	63,090
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026		35,000	33,743
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047		56,000	42,077
Baker Hughes Holdings LLC 5.125% 9/15/2040		26,000	24,464
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (c)		250,000	250,436
Halliburton Co 4.75% 8/1/2043		7,000	5,902
Kodiak Gas Services LLC 7.25% 2/15/2029 (c)		440,000	450,918
Nabors Industries Inc 7.375% 5/15/2027 (c)		175,000	168,009
Nabors Industries Inc 8.875% 8/15/2031 (c)		150,000	102,651
Noble Finance II LLC 8% 4/15/2030 (c)		165,000	164,413
Nustar Logistics LP 5.625% 4/28/2027		58,000	58,144
Nustar Logistics LP 6.375% 10/1/2030		174,000	177,272
Schlumberger Holdings Corp 3.9% 5/17/2028 (c)		172,000	169,203
Transocean Inc 8.25% 5/15/2029 (c)		610,000	550,078
Transocean Inc 8.75% 2/15/2030 (c)		288,000	291,961
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)		63,000	63,072
Transocean Titan Financing Ltd 8.375% 2/1/2028 (c)		110,381	112,092
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)		545,000	553,565
Valaris Ltd 8.375% 4/30/2030 (c)		500,000	501,944
			5,128,431
Oil, Gas & Consumable Fuels - 1.2%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)		150,000	153,715
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)		185,000	183,117
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (c)		445,000	443,284
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		1,250,000	1,248,912
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (c)		615,000	628,255
Antero Resources Corp 5.375% 3/1/2030 (c)		2,603,000	2,555,479
Antero Resources Corp 7.625% 2/1/2029 (c)		3,251,000	3,327,727
APA Corp 4.25% 1/15/2030 (c)		575,000	538,257
APA Corp 5.25% 2/1/2042 (c)		169,000	130,881
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (c)		840,000	844,849
Ascent Resources Utica Holdings LLC / ARU Finance Corp 8.25% 12/31/2028 (c)		410,000	416,174
Blue Racer Midstream LLC / Blue Racer Finance Corp 6.625% 7/15/2026 (c)		215,000	215,541
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)		215,000	222,133
Buckeye Partners LP 4.125% 12/1/2027		534,000	519,570
Buckeye Partners LP 4.5% 3/1/2028 (c)		135,000	131,882
Buckeye Partners LP 6.875% 7/1/2029 (c)		195,000	200,496
California Resources Corp 7.125% 2/1/2026 (c)		44,000	43,962
California Resources Corp 8.25% 6/15/2029 (c)		345,000	345,626
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039		1,499,000	1,196,662
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029		1,306,000	1,251,236
Cheniere Energy Inc 5.65% 4/15/2034		3,546,000	3,538,632
Cheniere Energy Partners LP 3.25% 1/31/2032		1,949,000	1,710,078
Cheniere Energy Partners LP 4.5% 10/1/2029		8,713,000	8,530,166
Cheniere Energy Partners LP 5.75% 8/15/2034		4,310,000	4,325,370
Cheniere Energy Partners LP 5.95% 6/30/2033		1,773,000	1,814,126
Chord Energy Corp 6.75% 3/15/2033 (c)		180,000	178,754
Civitas Resources Inc 8.375% 7/1/2028 (c)		1,134,000	1,142,511
Civitas Resources Inc 8.625% 11/1/2030 (c)		425,000	419,122
Civitas Resources Inc 8.75% 7/1/2031 (c)		513,000	501,563
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		45,000	41,715
CNX Resources Corp 7.25% 3/1/2032 (c)		836,000	851,949
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (c)		236,000	231,435
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		957,000	994,318
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		6,190,000	6,371,411
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		971,000	975,560
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		1,389,000	1,395,943
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		831,000	843,479
Comstock Resources Inc 6.75% 3/1/2029 (c)		591,000	582,505
ConocoPhillips Co 3.758% 3/15/2042		525,000	408,056
ConocoPhillips Co 3.8% 3/15/2052		390,000	272,981
ConocoPhillips Co 4.7% 1/15/2030		760,000	763,474
ConocoPhillips Co 5% 1/15/2035		1,020,000	996,140
ConocoPhillips Co 5.05% 9/15/2033		940,000	940,116
ConocoPhillips Co 5.55% 3/15/2054		1,170,000	1,086,188
Continental Resources Inc/OK 5.75% 1/15/2031 (c)		770,000	766,564
Coterra Energy Inc 3.9% 5/15/2027		100,000	98,491
Coterra Energy Inc 5.4% 2/15/2035		7,700,000	7,466,670
Coterra Energy Inc 5.9% 2/15/2055		600,000	540,870
Crescent Energy Finance LLC 7.625% 4/1/2032 (c)		715,000	674,092
Crescent Energy Finance LLC 9.25% 2/15/2028 (c)		1,655,000	1,708,804
CVR Energy Inc 5.75% 2/15/2028 (c)		35,000	33,320
CVR Energy Inc 8.5% 1/15/2029 (c)		230,000	224,490
DCP Midstream Operating LP 5.125% 5/15/2029		355,000	358,141
DCP Midstream Operating LP 5.375% 7/15/2025		220,000	220,056
DCP Midstream Operating LP 5.6% 4/1/2044		3,773,000	3,321,829
DCP Midstream Operating LP 5.625% 7/15/2027		260,000	264,761
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		225,000	233,025
Devon Energy Corp 5.25% 10/15/2027		34,000	34,014
Devon Energy Corp 5.875% 6/15/2028		98,000	97,999
Diamondback Energy Inc 3.125% 3/24/2031		5,898,000	5,323,095
Diamondback Energy Inc 3.25% 12/1/2026		4,524,000	4,435,735
Diamondback Energy Inc 3.5% 12/1/2029		4,502,000	4,257,229
Diamondback Energy Inc 4.25% 3/15/2052		10,000	7,287
Diamondback Energy Inc 4.4% 3/24/2051		350,000	261,757
Diamondback Energy Inc 5.15% 1/30/2030		334,000	338,021
Diamondback Energy Inc 5.4% 4/18/2034		1,825,000	1,791,006
Diamondback Energy Inc 5.55% 4/1/2035		5,275,000	5,203,311
Diamondback Energy Inc 5.9% 4/18/2064		957,000	856,365
Diamondback Energy Inc 6.25% 3/15/2033		2,901,000	3,025,438
DT Midstream Inc 4.125% 6/15/2029 (c)		292,000	278,121
DT Midstream Inc 4.3% 4/15/2032 (c)		40,000	36,787
DT Midstream Inc 4.375% 6/15/2031 (c)		148,000	138,215
DT Midstream Inc 5.8% 12/15/2034 (c)		7,125,000	7,067,061
Encino Acquisition Partners Holdings LLC 8.5% 5/1/2028 (c)		304,000	311,816
Energy Transfer LP 3.75% 5/15/2030		2,964,000	2,804,383
Energy Transfer LP 3.9% 7/15/2026		955,000	946,983
Energy Transfer LP 4% 10/1/2027		835,000	824,156
Energy Transfer LP 4.75% 1/15/2026		850,000	848,997
Energy Transfer LP 4.95% 5/15/2028		873,000	880,898
Energy Transfer LP 4.95% 6/15/2028		7,566,000	7,617,484
Energy Transfer LP 5% 5/15/2050		8,746,000	7,069,924
Energy Transfer LP 5.2% 4/1/2030		5,700,000	5,754,616
Energy Transfer LP 5.25% 4/15/2029		2,973,000	3,018,346
Energy Transfer LP 5.25% 7/1/2029		4,850,000	4,929,466
Energy Transfer LP 5.3% 4/15/2047		225,000	191,241
Energy Transfer LP 5.35% 5/15/2045		3,295,000	2,879,763
Energy Transfer LP 5.4% 10/1/2047		7,051,000	6,079,395
Energy Transfer LP 5.7% 4/1/2035		6,200,000	6,183,334
Energy Transfer LP 5.8% 6/15/2038		3,282,000	3,213,460
Energy Transfer LP 5.95% 5/15/2054		150,000	136,984
Energy Transfer LP 6% 6/15/2048		2,369,000	2,199,672
Energy Transfer LP 6.05% 9/1/2054		1,123,000	1,038,287
Energy Transfer LP 6.125% 12/15/2045		2,635,000	2,510,082
Energy Transfer LP 6.25% 4/15/2049		1,925,000	1,832,885
Energy Transfer LP 6.4% 12/1/2030		785,000	834,556
Energy Transfer LP 6.55% 12/1/2033		965,000	1,024,964
Energy Transfer LP 6.625% 10/15/2036		900,000	947,269
Energy Transfer LP 7.375% 2/1/2031 (c)		752,000	787,583
Enterprise Products Operating LLC 4.85% 3/15/2044		2,015,000	1,767,028
Enterprise Products Operating LLC 5.25% 8/16/2077 (d)		43,000	42,311
Enterprise Products Operating LLC 5.55% 2/16/2055		1,385,000	1,292,305
Enterprise Products Operating LLC 5.75% 3/1/2035		23,000	23,486
EQM Midstream Partners LP 6.5% 7/1/2027 (c)		760,000	773,306
EQT Corp 3.125% 5/15/2026 (c)		444,000	435,987
EQT Corp 3.625% 5/15/2031 (c)		2,432,000	2,217,746
EQT Corp 3.9% 10/1/2027		1,542,000	1,516,459
EQT Corp 4.5% 1/15/2029 (c)		2,624,000	2,564,146
EQT Corp 4.75% 1/15/2031 (c)		4,759,000	4,603,824
EQT Corp 5% 1/15/2029		2,228,000	2,229,259
EQT Corp 5.5% 7/15/2028 (c)		101,000	102,933
EQT Corp 5.7% 4/1/2028		1,687,000	1,722,664
EQT Corp 5.75% 2/1/2034		2,547,000	2,563,997
EQT Corp 6.375% 4/1/2029 (c)		1,358,000	1,390,528
EQT Corp 6.5% 7/1/2027 (c)		575,000	585,067
EQT Corp 7% 2/1/2030 (f)		1,654,000	1,770,517
EQT Corp 7.5% 6/1/2027 (c)		1,027,000	1,046,118
EQT Corp 7.5% 6/1/2030 (c)		3,437,000	3,730,961
Expand Energy Corp 4.75% 2/1/2032		5,214,000	4,915,361
Expand Energy Corp 5.375% 2/1/2029		3,706,000	3,693,931
Expand Energy Corp 5.375% 3/15/2030		808,000	803,610
Expand Energy Corp 5.7% 1/15/2035		8,421,000	8,313,192
Expand Energy Corp 5.875% 2/1/2029 (c)		1,680,000	1,685,411
Expand Energy Corp 6.75% 4/15/2029 (c)		1,690,000	1,709,844
Exxon Mobil Corp 4.114% 3/1/2046		805,000	644,198
Exxon Mobil Corp 4.227% 3/19/2040		490,000	429,290
Flex Intermediate Holdco LLC 3.363% 6/30/2031 (c)		4,831,000	4,224,511
Flex Intermediate Holdco LLC 4.317% 12/30/2039 (c)		47,000	35,956
Genesis Energy LP / Genesis Energy Finance Corp 7.75% 2/1/2028		273,000	275,375
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032		55,000	55,695
Global Partners LP / GLP Finance Corp 7% 8/1/2027		505,000	506,230
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)		85,000	88,360
Gray Oak Pipeline LLC 2.6% 10/15/2025 (c)		109,000	107,637
Gray Oak Pipeline LLC 3.45% 10/15/2027 (c)		42,000	40,809
Gulfport Energy Operating Corp 6.75% 9/1/2029 (c)		345,000	349,987
Gulfstream Natural Gas System LLC 6.19% 11/1/2025 (c)		3,640,000	3,654,175
Harvest Midstream I LP 7.5% 5/15/2032 (c)		455,000	467,479
Hess Corp 4.3% 4/1/2027		840,000	836,630
Hess Corp 5.6% 2/15/2041		3,496,000	3,388,735
Hess Corp 5.8% 4/1/2047		4,517,000	4,353,997
Hess Corp 7.125% 3/15/2033		1,335,000	1,487,855
Hess Corp 7.3% 8/15/2031		2,018,000	2,256,938
Hess Corp 7.875% 10/1/2029		5,583,000	6,246,280
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		280,000	276,308
Hess Midstream Operations LP 5.5% 10/15/2030 (c)		50,000	49,436
Hess Midstream Operations LP 5.875% 3/1/2028 (c)		260,000	262,559
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (c)		580,000	554,067
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (c)		800,000	758,913
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (c)		2,075,000	1,890,664
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		115,000	119,012
Kinder Morgan Inc 3.25% 8/1/2050		351,000	217,947
Kinder Morgan Inc 5.05% 2/15/2046		200,000	170,806
Kinder Morgan Inc 5.15% 6/1/2030		390,000	393,664
Kinder Morgan Inc 5.85% 6/1/2035		305,000	309,115
Kinetik Holdings LP 5.875% 6/15/2030 (c)		1,175,000	1,168,018
Kinetik Holdings LP 6.625% 12/15/2028 (c)		800,000	815,882
Marathon Petroleum Corp 3.8% 4/1/2028		5,590,000	5,475,505
Matador Resources Co 6.5% 4/15/2032 (c)		825,000	807,788
MPLX LP 2.65% 8/15/2030		2,470,000	2,210,212
MPLX LP 4.125% 3/1/2027		2,371,000	2,352,679
MPLX LP 4.25% 12/1/2027		4,150,000	4,118,303
MPLX LP 4.5% 4/15/2038		1,125,000	970,083
MPLX LP 4.7% 4/15/2048		2,335,000	1,836,222
MPLX LP 4.8% 2/15/2029		1,505,000	1,509,999
MPLX LP 4.95% 3/14/2052		606,000	489,142
MPLX LP 5.2% 12/1/2047		1,795,000	1,521,469
MPLX LP 5.2% 3/1/2047		1,489,000	1,269,422
MPLX LP 5.5% 2/15/2049		4,516,000	3,967,259
MPLX LP 5.5% 6/1/2034		6,600,000	6,506,048
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (c)		275,000	268,807
NGPL PipeCo LLC 3.25% 7/15/2031 (c)		1,473,000	1,287,903
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		250,000	251,018
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)		115,000	115,917
Northwest Pipeline LLC 4% 4/1/2027		3,175,000	3,139,242
Occidental Petroleum Corp 3.5% 8/15/2029		195,000	179,210
Occidental Petroleum Corp 5.2% 8/1/2029		6,150,000	6,109,133
Occidental Petroleum Corp 6.375% 9/1/2028		340,000	350,642
Occidental Petroleum Corp 6.45% 9/15/2036		4,200,000	4,127,389
Occidental Petroleum Corp 6.6% 3/15/2046		6,475,000	6,134,145
Occidental Petroleum Corp 6.625% 9/1/2030		420,000	437,394
Occidental Petroleum Corp 7.5% 5/1/2031		9,296,000	10,006,010
Occidental Petroleum Corp 7.875% 9/15/2031		40,000	43,984
ONEOK Inc 3.1% 3/15/2030		3,705,000	3,419,487
ONEOK Inc 3.25% 6/1/2030		1,555,000	1,437,133
ONEOK Inc 3.4% 9/1/2029		2,600,000	2,454,489
ONEOK Inc 4.2% 10/3/2047		795,000	577,196
ONEOK Inc 4.25% 9/15/2046		190,000	138,946
ONEOK Inc 4.25% 9/24/2027		1,667,000	1,656,084
ONEOK Inc 4.4% 10/15/2029		1,743,000	1,715,121
ONEOK Inc 4.45% 9/1/2049		2,365,000	1,749,478
ONEOK Inc 4.75% 10/15/2031		3,880,000	3,787,388
ONEOK Inc 4.95% 7/13/2047		705,000	572,915
ONEOK Inc 5.05% 11/1/2034		20,070,000	19,122,672
ONEOK Inc 5.375% 6/1/2029		4,115,000	4,176,299
ONEOK Inc 5.6% 4/1/2044		630,000	562,139
ONEOK Inc 5.625% 1/15/2028 (c)		220,000	223,726
ONEOK Inc 5.7% 11/1/2054		2,330,000	2,082,426
ONEOK Inc 6.05% 9/1/2033		4,345,000	4,458,065
ONEOK Inc 6.5% 9/1/2030 (c)		5,598,000	5,919,840
ONEOK Partners LP 6.65% 10/1/2036		542,000	569,574
Ovintiv Inc 5.15% 11/15/2041		3,000,000	2,416,990
Ovintiv Inc 5.375% 1/1/2026		310,000	310,128
Ovintiv Inc 6.25% 7/15/2033		617,000	617,831
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		190,000	176,413
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		230,000	199,940
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)		105,000	100,389
Permian Resources Operating LLC 5.375% 1/15/2026 (c)		95,000	94,752
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		400,000	394,000
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		235,000	231,862
Permian Resources Operating LLC 7% 1/15/2032 (c)		500,000	512,898
Permian Resources Operating LLC 8% 4/15/2027 (c)		1,275,000	1,298,074
Permian Resources Operating LLC 9.875% 7/15/2031 (c)		68,000	74,264
Phillips 66 2.15% 12/15/2030		385,000	334,354
Phillips 66 Co 3.75% 3/1/2028		695,000	680,498
Pioneer Natural Resources Co 1.9% 8/15/2030		2,470,000	2,162,929
Pioneer Natural Resources Co 2.15% 1/15/2031		285,000	249,538
Pioneer Natural Resources Co 5.1% 3/29/2026		2,975,000	2,989,218
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,542,974
Range Resources Corp 4.75% 2/15/2030 (c)		24,000	23,067
Range Resources Corp 8.25% 1/15/2029		394,000	404,733
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)		115,000	108,604
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		245,000	236,612
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)		650,000	669,466
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		300,000	297,193
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		13,243,000	13,047,624
Sabine Pass Liquefaction LLC 5% 3/15/2027		2,960,000	2,973,003
Sabine Pass Liquefaction LLC 5.875% 6/30/2026		382,000	384,312
Sabine Pass Liquefaction LLC 5.9% 9/15/2037		1,319,000	1,347,311
Shell Finance US Inc 3.75% 9/12/2046		65,000	48,680
Shell Finance US Inc 4% 5/10/2046		87,000	67,733
Shell International Finance BV 2.875% 11/26/2041		165,000	115,439
Shell International Finance BV 3.625% 8/21/2042		343,000	262,012
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)		201,000	207,298
SM Energy Co 6.625% 1/15/2027		97,000	97,104
SM Energy Co 6.75% 8/1/2029 (c)		260,000	254,770
Summit Midstream Holdings LLC 8.625% 10/31/2029 (c)		95,000	95,213
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		425,000	407,148
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		215,000	214,500
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		464,000	463,752
Sunoco LP 6.25% 7/1/2033 (c)		125,000	124,998
Sunoco LP 7.25% 5/1/2032 (c)		300,000	311,927
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		145,000	144,098
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		2,497,000	2,392,591
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		413,000	412,430
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		225,000	214,432
Talos Production Inc 9% 2/1/2029 (c)		50,000	49,659
Targa Resources Corp 4.2% 2/1/2033		4,822,000	4,407,483
Targa Resources Corp 4.95% 4/15/2052		1,340,000	1,070,495
Targa Resources Corp 5.5% 2/15/2035		580,000	567,432
Targa Resources Corp 6.125% 3/15/2033		1,290,000	1,328,645
Targa Resources Corp 6.125% 5/15/2055		71,000	66,874
Targa Resources Corp 6.15% 3/1/2029		2,895,000	3,021,654
Targa Resources Corp 6.5% 3/30/2034		3,350,000	3,522,505
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032		54,000	49,378
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		1,703,000	1,660,800
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,285,000	3,060,903
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048		350,000	285,712
Venture Global Calcasieu 3.875% 11/1/2033 (c)		320,000	273,333
Venture Global Calcasieu 3.875% 8/15/2029 (c)		4,606,000	4,280,566
Venture Global Calcasieu 4.125% 8/15/2031 (c)		285,000	257,835
Venture Global Calcasieu 6.25% 1/15/2030 (c)		160,000	162,203
Venture Global LNG Inc 7% 1/15/2030 (c)		2,517,000	2,505,862
Venture Global LNG Inc 8.125% 6/1/2028 (c)		910,000	931,294
Venture Global LNG Inc 8.375% 6/1/2031 (c)		296,000	300,482
Venture Global LNG Inc 9.5% 2/1/2029 (c)		330,000	352,818
Venture Global LNG Inc 9.875% 2/1/2032 (c)		1,188,000	1,263,849
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)		579,000	604,735
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)		851,000	896,143
Viper Energy Inc 5.375% 11/1/2027 (c)		2,034,000	2,023,938
Viper Energy Inc 7.375% 11/1/2031 (c)		3,240,000	3,397,597
Vital Energy Inc 7.875% 4/15/2032 (c)		300,000	243,338
Western Gas Partners LP 4.65% 7/1/2026		1,931,000	1,925,605
Western Gas Partners LP 4.75% 8/15/2028		1,465,000	1,454,896
Williams Cos Inc/The 3.5% 11/15/2030		11,542,000	10,800,556
Williams Cos Inc/The 3.75% 6/15/2027		2,835,000	2,794,481
Williams Cos Inc/The 4.65% 8/15/2032		7,545,000	7,302,030
Williams Cos Inc/The 4.8% 11/15/2029		7,785,000	7,828,375
Williams Cos Inc/The 4.9% 1/15/2045		1,460,000	1,247,498
Williams Cos Inc/The 5.1% 9/15/2045		105,000	91,900
Williams Cos Inc/The 5.3% 8/15/2052		1,511,000	1,336,675
Williams Cos Inc/The 5.4% 3/2/2026		4,500,000	4,522,424
Williams Cos Inc/The 5.8% 11/15/2043		400,000	383,462
Williams Cos Inc/The 5.8% 11/15/2054		700,000	662,543
Williams Cos Inc/The 6.3% 4/15/2040		550,000	569,528
			493,705,478
TOTAL ENERGY			498,833,909

Financials - 4.2%
Banks - 1.9%
Bank of America Corp 1.197% 10/24/2026 (d)		703,000	693,096
Bank of America Corp 1.658% 3/11/2027 (d)		2,397,000	2,341,631
Bank of America Corp 1.734% 7/22/2027 (d)		155,000	149,931
Bank of America Corp 1.898% 7/23/2031 (d)		718,000	621,554
Bank of America Corp 1.922% 10/24/2031 (d)		2,615,000	2,250,951
Bank of America Corp 2.087% 6/14/2029 (d)		11,347,000	10,533,553
Bank of America Corp 2.299% 7/21/2032 (d)		3,978,000	3,413,039
Bank of America Corp 2.496% 2/13/2031 (d)		16,862,000	15,207,815
Bank of America Corp 2.572% 10/20/2032 (d)		440,000	381,477
Bank of America Corp 2.592% 4/29/2031 (d)		2,292,000	2,067,944
Bank of America Corp 2.651% 3/11/2032 (d)		22,866,000	20,241,001
Bank of America Corp 2.676% 6/19/2041 (d)		5,528,000	3,854,539
Bank of America Corp 2.687% 4/22/2032 (d)		5,511,000	4,867,189
Bank of America Corp 2.972% 2/4/2033 (d)		8,097,000	7,136,673
Bank of America Corp 3.194% 7/23/2030 (d)		375,000	353,272
Bank of America Corp 3.419% 12/20/2028 (d)		6,394,000	6,204,123
Bank of America Corp 3.559% 4/23/2027 (d)		1,736,000	1,718,217
Bank of America Corp 3.593% 7/21/2028 (d)		720,000	704,588
Bank of America Corp 3.705% 4/24/2028 (d)		29,000	28,508
Bank of America Corp 3.824% 1/20/2028 (d)		525,000	517,959
Bank of America Corp 3.97% 3/5/2029 (d)		277,000	272,038
Bank of America Corp 4.078% 4/23/2040 (d)		3,550,000	3,013,414
Bank of America Corp 4.244% 4/24/2038 (d)		677,000	600,421
Bank of America Corp 4.25% 10/22/2026		10,727,000	10,681,208
Bank of America Corp 4.376% 4/27/2028 (d)		1,000,000	995,120
Bank of America Corp 4.571% 4/27/2033 (d)		1,864,000	1,808,012
Bank of America Corp 4.623% 5/9/2029 (d)		10,381,000	10,378,539
Bank of America Corp 5.162% 1/24/2031 (d)		2,220,000	2,252,892
Bank of America Corp 5.202% 4/25/2029 (d)		651,000	661,528
Bank of America Corp 5.288% 4/25/2034 (d)		120,000	120,209
Bank of America Corp 5.425% 8/15/2035 (d)		700,000	685,896
Bank of America Corp 5.468% 1/23/2035 (d)		1,612,000	1,628,860
Bank of America Corp 5.511% 1/24/2036 (d)		926,000	933,319
Bank of America Corp 5.518% 10/25/2035 (d)		1,490,000	1,462,551
Bank of America Corp 5.819% 9/15/2029 (d)		49,055,000	50,822,415
Bank of America Corp 5.933% 9/15/2027 (d)		2,649,000	2,689,992
Bank of America Corp 6.204% 11/10/2028 (d)		8,241,000	8,532,308
Bank of America Corp 6.975% 3/7/2037		43,000	46,866
Citibank NA 5.803% 9/29/2028		500,000	520,351
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.9046% 4/30/2026 (b)(d)		300,000	300,709
Citigroup Inc 1.462% 6/9/2027 (d)		360,000	348,016
Citigroup Inc 2.52% 11/3/2032 (d)		561,000	482,744
Citigroup Inc 2.561% 5/1/2032 (d)		3,331,000	2,909,518
Citigroup Inc 2.572% 6/3/2031 (d)		5,801,000	5,196,501
Citigroup Inc 2.666% 1/29/2031 (d)		14,765,000	13,371,789
Citigroup Inc 2.904% 11/3/2042 (d)		495,000	340,367
Citigroup Inc 2.976% 11/5/2030 (d)		655,000	606,101
Citigroup Inc 3.057% 1/25/2033 (d)		4,030,000	3,544,791
Citigroup Inc 3.07% 2/24/2028 (d)		400,000	389,223
Citigroup Inc 3.52% 10/27/2028 (d)		3,098,000	3,014,134
Citigroup Inc 3.668% 7/24/2028 (d)		163,000	159,372
Citigroup Inc 3.887% 1/10/2028 (d)		2,750,000	2,713,962
Citigroup Inc 3.98% 3/20/2030 (d)		23,285,000	22,618,211
Citigroup Inc 4.075% 4/23/2029 (d)		30,785,000	30,295,435
Citigroup Inc 4.3% 11/20/2026		2,202,000	2,190,853
Citigroup Inc 4.412% 3/31/2031 (d)		15,729,000	15,379,465
Citigroup Inc 4.45% 9/29/2027		4,630,000	4,610,952
Citigroup Inc 4.542% 9/19/2030 (d)		15,438,000	15,247,952
Citigroup Inc 4.6% 3/9/2026		3,500,000	3,496,672
Citigroup Inc 4.643% 5/7/2028 (d)		1,316,000	1,313,972
Citigroup Inc 4.75% 5/18/2046		10,000,000	8,294,144
Citigroup Inc 4.786% 3/4/2029 (d)		803,000	804,092
Citigroup Inc 5.174% 2/13/2030 (d)		8,733,000	8,845,217
Citigroup Inc 5.316% 3/26/2041 (d)		244,000	232,678
Citigroup Inc 5.333% 3/27/2036 (d)		1,790,000	1,765,595
Citigroup Inc 5.449% 6/11/2035 (d)		725,000	726,456
Citigroup Inc 5.827% 2/13/2035 (d)		1,000,000	997,435
Citigroup Inc 6.02% 1/24/2036 (d)		1,200,000	1,207,072
Citigroup Inc 6.27% 11/17/2033 (d)		935,000	991,970
Citigroup Inc 6.625% 1/15/2028		24,000	25,284
Citigroup Inc 6.875% 6/1/2025		18,000	17,998
Citigroup Inc 7% 12/1/2025		32,000	32,297
Citizens Financial Group Inc 2.638% 9/30/2032		9,574,000	7,844,473
Comerica Inc 5.982% 1/30/2030 (d)		5,095,000	5,178,372
Fifth Third Bancorp 4.337% 4/25/2033 (d)		2,272,000	2,130,307
Fifth Third Bancorp 6.339% 7/27/2029 (d)		2,815,000	2,944,605
First Horizon Corp 5.514% 3/7/2031 (d)		1,365,000	1,372,845
First-Citizens Bank & Trust Co 6.125% 3/9/2028		4,840,000	5,011,676
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		145,000	141,157
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		130,000	133,803
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (d)		4,233,000	4,258,764
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)		2,764,000	2,881,113
JPMorgan Chase & Co 1.04% 2/4/2027 (d)		5,245,000	5,117,789
JPMorgan Chase & Co 1.045% 11/19/2026 (d)		470,000	461,745
JPMorgan Chase & Co 1.953% 2/4/2032 (d)		6,725,000	5,757,503
JPMorgan Chase & Co 2.069% 6/1/2029 (d)		2,035,000	1,892,693
JPMorgan Chase & Co 2.522% 4/22/2031 (d)		4,525,000	4,083,534
JPMorgan Chase & Co 2.525% 11/19/2041 (d)		10,730,000	7,323,816
JPMorgan Chase & Co 2.545% 11/8/2032 (d)		605,000	524,278
JPMorgan Chase & Co 2.58% 4/22/2032 (d)		6,944,000	6,129,070
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		8,065,000	7,434,305
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		5,386,000	4,904,001
JPMorgan Chase & Co 3.509% 1/23/2029 (d)		9,550,000	9,291,904
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(e)	EUR	450,000	521,108
JPMorgan Chase & Co 3.882% 7/24/2038 (d)		4,300,000	3,703,386
JPMorgan Chase & Co 4.505% 10/22/2028 (d)		3,340,000	3,333,140
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		39,347,000	39,114,020
JPMorgan Chase & Co 4.851% 7/25/2028 (d)		1,000,000	1,005,060
JPMorgan Chase & Co 4.915% 1/24/2029 (d)		11,174,000	11,271,639
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		2,570,000	2,493,825
JPMorgan Chase & Co 4.979% 7/22/2028 (d)		1,952,000	1,967,355
JPMorgan Chase & Co 4.995% 7/22/2030 (d)		6,192,000	6,249,813
JPMorgan Chase & Co 5.012% 1/23/2030 (d)		1,350,000	1,366,008
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		3,911,000	3,967,742
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		2,664,000	2,705,346
JPMorgan Chase & Co 5.336% 1/23/2035 (d)		1,016,000	1,022,279
JPMorgan Chase & Co 5.502% 1/24/2036 (d)		2,430,000	2,458,824
JPMorgan Chase & Co 5.571% 4/22/2028 (d)		1,910,000	1,944,912
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		5,226,000	5,317,033
JPMorgan Chase & Co 5.581% 4/22/2030 (d)		300,000	309,676
JPMorgan Chase & Co 5.766% 4/22/2035 (d)		4,735,000	4,896,895
JPMorgan Chase & Co 6.087% 10/23/2029 (d)		29,400,000	30,702,001
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.2393% 4/22/2028 (b)(d)		500,000	501,829
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 5.2493% 7/22/2028 (b)(d)		4,000,000	4,008,188
KeyBank NA/Cleveland OH 5% 1/26/2033		1,169,000	1,130,200
KeyCorp 4.789% 6/1/2033 (d)		500,000	477,353
KeyCorp 5.121% 4/4/2031 (d)		1,025,000	1,022,818
KeyCorp 6.401% 3/6/2035 (d)		3,225,000	3,384,313
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 5.2252% 1/12/2029 (b)(d)		6,000,000	5,992,278
PNC Financial Services Group Inc/The 2.307% 4/23/2032 (d)		54,000	46,641
PNC Financial Services Group Inc/The 2.55% 1/22/2030		427,000	390,093
PNC Financial Services Group Inc/The 2.6% 7/23/2026		58,000	56,900
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		385,000	380,198
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)		215,000	219,328
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)		300,000	310,800
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (d)		815,000	852,798
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)		2,340,000	2,405,862
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)		985,000	1,079,971
Santander Holdings USA Inc 5.353% 9/6/2030 (d)		5,282,000	5,310,315
Santander Holdings USA Inc 5.473% 3/20/2029 (d)		10,600,000	10,685,381
Truist Financial Corp 5.122% 1/26/2034 (d)		1,035,000	1,014,706
Truist Financial Corp 5.435% 1/24/2030 (d)		2,380,000	2,433,502
Truist Financial Corp 5.711% 1/24/2035 (d)		585,000	594,427
Truist Financial Corp 5.867% 6/8/2034 (d)		978,000	1,001,941
Truist Financial Corp 6.047% 6/8/2027 (d)		194,000	196,504
Truist Financial Corp 7.161% 10/30/2029 (d)		2,395,000	2,578,312
US Bancorp 4.839% 2/1/2034 (d)		1,160,000	1,125,036
US Bancorp 5.083% 5/15/2031 (d)		520,000	524,259
US Bancorp 5.1% 7/23/2030 (d)		425,000	430,257
US Bancorp 5.384% 1/23/2030 (d)		905,000	925,614
US Bancorp 5.678% 1/23/2035 (d)		145,000	147,716
US Bancorp 5.836% 6/12/2034 (d)		915,000	944,793
US Bancorp 5.85% 10/21/2033 (d)		1,750,000	1,813,934
Wachovia Corp 7.574% 8/1/2026 (f)		15,000	15,467
Wells Fargo & Co 2.393% 6/2/2028 (d)		58,000	55,511
Wells Fargo & Co 2.572% 2/11/2031 (d)		3,439,000	3,106,888
Wells Fargo & Co 2.879% 10/30/2030 (d)		24,650,000	22,747,774
Wells Fargo & Co 3.068% 4/30/2041 (d)		410,000	300,448
Wells Fargo & Co 3.35% 3/2/2033 (d)		7,554,000	6,775,362
Wells Fargo & Co 3.584% 5/22/2028 (d)		905,000	886,717
Wells Fargo & Co 4.3% 7/22/2027		21,885,000	21,784,202
Wells Fargo & Co 4.478% 4/4/2031 (d)		15,500,000	15,241,128
Wells Fargo & Co 4.65% 11/4/2044		1,335,000	1,110,164
Wells Fargo & Co 5.013% 4/4/2051 (d)		79,000	69,317
Wells Fargo & Co 5.15% 4/23/2031 (d)		6,385,000	6,461,436
Wells Fargo & Co 5.198% 1/23/2030 (d)		900,000	914,711
Wells Fargo & Co 5.211% 12/3/2035 (d)		8,647,000	8,480,144
Wells Fargo & Co 5.244% 1/24/2031 (d)		2,427,000	2,463,141
Wells Fargo & Co 5.389% 4/24/2034 (d)		2,483,000	2,493,614
Wells Fargo & Co 5.499% 1/23/2035 (d)		2,000,000	2,011,348
Wells Fargo & Co 5.557% 7/25/2034 (d)		3,349,000	3,391,862
Wells Fargo & Co 5.574% 7/25/2029 (d)		10,556,000	10,829,277
Wells Fargo & Co 5.605% 4/23/2036 (d)		5,438,000	5,501,524
Wells Fargo & Co 5.707% 4/22/2028 (d)		7,728,000	7,870,786
Wells Fargo & Co 6.303% 10/23/2029 (d)		45,125,000	47,353,731
Wells Fargo & Co 6.491% 10/23/2034 (d)		555,000	595,260
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.3893% 4/22/2028 (b)(d)		800,000	802,782
Western Alliance Bancorp 3% 6/15/2031 (d)		65,000	60,011
			766,340,663
Capital Markets - 1.1%
Ares Capital Corp 3.875% 1/15/2026		13,816,000	13,724,331
Athene Global Funding 1.608% 6/29/2026 (c)		540,000	522,977
Athene Global Funding 2.717% 1/7/2029 (c)		4,805,000	4,437,490
Athene Global Funding 5.339% 1/15/2027 (c)		7,937,000	8,008,420
Athene Global Funding 5.583% 1/9/2029 (c)		4,996,000	5,099,157
Bank of New York Mellon Corp/The 4.289% 6/13/2033 (d)		85,000	81,209
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)		200,000	203,404
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (d)		175,000	185,072
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (d)		610,000	663,642
BGC Group Inc 6.15% 4/2/2030 (c)		10,600,000	10,613,733
BGC Group Inc 6.6% 6/10/2029		3,000,000	3,080,318
Blackstone Private Credit Fund 4.875% 4/14/2026 (e)	GBP	645,000	862,561
Blackstone Private Credit Fund 7.05% 9/29/2025		8,015,000	8,065,837
Cantor Fitzgerald LP 7.2% 12/12/2028 (c)		5,689,000	5,984,360
DTE Electric Securitization Funding II LLC 6.09% 9/1/2038		300,000	318,603
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)		91,000	89,275
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)		9,480,000	9,241,394
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)		3,666,000	3,531,013
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (d)		9,729,000	8,280,364
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		10,693,000	9,201,555
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)		1,832,000	1,606,549
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)		1,408,000	1,360,202
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (d)		1,372,000	1,191,122
Goldman Sachs Group Inc/The 3.21% 4/22/2042 (d)		141,000	102,542
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (d)		42,000	31,047
Goldman Sachs Group Inc/The 3.5% 11/16/2026		752,000	740,970
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		269,000	264,189
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		667,000	654,809
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		7,810,000	7,639,613
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)		4,618,000	3,932,676
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)		1,370,000	1,355,877
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (d)		55,000	54,844
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)		1,690,000	1,684,399
Goldman Sachs Group Inc/The 4.692% 10/23/2030 (d)		7,701,000	7,673,401
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)		2,449,000	2,461,473
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (d)		6,975,000	6,750,142
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (d)		621,000	626,305
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)		1,441,000	1,461,210
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (d)		3,315,000	3,363,316
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (d)		3,271,000	3,243,278
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)		1,220,000	1,228,652
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (d)		1,645,000	1,700,137
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (d)		38,870,000	41,006,595
Goldman Sachs Group Inc/The 6.75% 10/1/2037		50,954,000	54,806,271
Hightower Holding LLC 6.75% 4/15/2029 (c)		350,000	345,143
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)		65,000	62,592
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		560,000	560,927
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)		175,000	179,468
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		200,000	197,985
Jefferies Financial Group Inc 2.625% 10/15/2031		5,530,000	4,717,505
Jefferies Financial Group Inc 2.75% 10/15/2032		1,355,000	1,124,151
Jefferies Financial Group Inc 5.875% 7/21/2028		2,330,000	2,391,943
LPL Holdings Inc 4% 3/15/2029 (c)		445,000	428,047
LPL Holdings Inc 5.2% 3/15/2030		10,200,000	10,245,392
Morgan Stanley 1.593% 5/4/2027 (d)		935,000	908,552
Morgan Stanley 1.794% 2/13/2032 (d)		7,747,000	6,524,319
Morgan Stanley 1.928% 4/28/2032 (d)		6,758,000	5,703,763
Morgan Stanley 2.239% 7/21/2032 (d)		875,000	745,164
Morgan Stanley 2.475% 1/21/2028 (d)		400,000	386,166
Morgan Stanley 2.484% 9/16/2036 (d)		230,000	192,208
Morgan Stanley 2.511% 10/20/2032 (d)		3,820,000	3,289,178
Morgan Stanley 2.699% 1/22/2031 (d)		30,572,000	27,889,292
Morgan Stanley 2.802% 1/25/2052 (d)		105,000	63,146
Morgan Stanley 2.943% 1/21/2033 (d)		6,859,000	6,027,088
Morgan Stanley 3.125% 7/27/2026		22,000	21,663
Morgan Stanley 3.217% 4/22/2042 (d)		350,000	257,339
Morgan Stanley 3.622% 4/1/2031 (d)		13,084,000	12,405,834
Morgan Stanley 3.772% 1/24/2029 (d)		2,402,000	2,350,469
Morgan Stanley 3.79% 3/21/2030 (d)	EUR	100,000	116,813
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	450,000	520,637
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	300,000	348,547
Morgan Stanley 4.35% 9/8/2026		2,070,000	2,061,585
Morgan Stanley 4.431% 1/23/2030 (d)		4,461,000	4,423,963
Morgan Stanley 4.457% 4/22/2039 (d)		158,000	143,235
Morgan Stanley 4.654% 10/18/2030 (d)		40,360,000	40,090,835
Morgan Stanley 4.679% 7/17/2026 (d)		4,000,000	3,999,462
Morgan Stanley 4.994% 4/12/2029 (d)		2,320,000	2,341,725
Morgan Stanley 5.042% 7/19/2030 (d)		7,896,000	7,974,417
Morgan Stanley 5.123% 2/1/2029 (d)		5,851,000	5,921,535
Morgan Stanley 5.173% 1/16/2030 (d)		2,000,000	2,030,731
Morgan Stanley 5.192% 4/17/2031 (d)		4,644,000	4,711,819
Morgan Stanley 5.23% 1/15/2031 (d)		1,850,000	1,877,331
Morgan Stanley 5.25% 4/21/2034 (d)		1,436,000	1,434,961
Morgan Stanley 5.32% 7/19/2035 (d)		550,000	546,414
Morgan Stanley 5.424% 7/21/2034 (d)		426,000	429,841
Morgan Stanley 5.449% 7/20/2029 (d)		2,058,000	2,105,028
Morgan Stanley 5.466% 1/18/2035 (d)		419,000	421,506
Morgan Stanley 5.587% 1/18/2036 (d)		4,177,000	4,217,566
Morgan Stanley 5.652% 4/13/2028 (d)		887,000	903,382
Morgan Stanley 5.656% 4/18/2030 (d)		1,348,000	1,391,541
Morgan Stanley 5.664% 4/17/2036 (d)		3,147,000	3,198,401
Morgan Stanley 5.831% 4/19/2035 (d)		1,798,000	1,853,884
Morgan Stanley 6.407% 11/1/2029 (d)		23,203,000	24,459,173
Nuveen LLC 5.55% 1/15/2030 (c)		200,000	206,512
S&P Global Inc 2.9% 3/1/2032		415,000	372,096
S&P Global Inc 3.25% 12/1/2049		315,000	217,822
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)		4,200,000	4,249,590
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)		12,900,000	13,057,083
State Street Bank & Trust Co 4.782% 11/23/2029		4,550,000	4,604,898
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		135,000	140,750
			464,524,751
Consumer Finance - 0.4%
Ally Financial Inc 5.543% 1/17/2031 (d)		9,164,000	9,146,508
Ally Financial Inc 5.737% 5/15/2029 (d)		898,000	906,795
Ally Financial Inc 6.7% 2/14/2033		265,000	269,520
Ally Financial Inc 7.1% 11/15/2027		6,180,000	6,481,245
American Express Co 1.65% 11/4/2026		60,000	57,747
American Express Co 5.016% 4/25/2031 (d)		1,148,000	1,161,025
American Express Co 5.085% 1/30/2031 (d)		11,600,000	11,776,056
American Express Co 5.667% 4/25/2036 (d)		2,085,000	2,128,933
American Express Co U.S. SOFR Index + 0.93%, 5.2471% 7/26/2028 (b)(d)		3,700,000	3,712,728
Capital One Financial Corp 1.878% 11/2/2027 (d)		63,000	60,594
Capital One Financial Corp 2.618% 11/2/2032 (d)		45,000	38,506
Capital One Financial Corp 3.8% 1/31/2028		7,795,000	7,641,865
Capital One Financial Corp 4.5% 1/30/2026		6,463,000	6,454,030
Capital One Financial Corp 4.985% 7/24/2026 (d)		6,515,000	6,514,949
Capital One Financial Corp 5.247% 7/26/2030 (d)		6,880,000	6,942,385
Capital One Financial Corp 7.624% 10/30/2031 (d)		3,995,000	4,455,393
Capstone Borrower Inc 8% 6/15/2030 (c)		65,000	67,130
Ford Motor Credit Co LLC 2.7% 8/10/2026		1,100,000	1,064,143
Ford Motor Credit Co LLC 2.9% 2/16/2028		275,000	254,419
Ford Motor Credit Co LLC 3.625% 6/17/2031		8,245,000	7,094,529
Ford Motor Credit Co LLC 4% 11/13/2030		265,000	235,998
Ford Motor Credit Co LLC 4.125% 8/17/2027		895,000	863,430
Ford Motor Credit Co LLC 4.271% 1/9/2027		85,000	83,155
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	400,000	464,025
Ford Motor Credit Co LLC 4.542% 8/1/2026		200,000	197,143
Ford Motor Credit Co LLC 4.687% 6/9/2025		180,000	179,981
Ford Motor Credit Co LLC 5.113% 5/3/2029		400,000	384,476
Ford Motor Credit Co LLC 5.125% 11/5/2026		7,500,000	7,433,271
Ford Motor Credit Co LLC 5.125% 6/16/2025		135,000	134,995
Ford Motor Credit Co LLC 5.303% 9/6/2029		4,800,000	4,643,838
Ford Motor Credit Co LLC 5.8% 3/8/2029		1,285,000	1,267,265
Ford Motor Credit Co LLC 5.85% 5/17/2027		1,700,000	1,697,619
Ford Motor Credit Co LLC 5.875% 11/7/2029		12,575,000	12,417,373
Ford Motor Credit Co LLC 5.918% 3/20/2028		800,000	801,606
Ford Motor Credit Co LLC 6.798% 11/7/2028		5,840,000	5,964,632
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	640,000	874,090
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.7563% 11/5/2026 (b)(d)		4,800,000	4,750,622
OneMain Finance Corp 3.875% 9/15/2028		850,000	797,018
OneMain Finance Corp 4% 9/15/2030		425,000	382,405
OneMain Finance Corp 5.375% 11/15/2029		94,000	91,074
OneMain Finance Corp 6.625% 5/15/2029		1,105,000	1,117,317
OneMain Finance Corp 6.75% 3/15/2032		60,000	59,637
OneMain Finance Corp 7.125% 11/15/2031		60,000	60,908
OneMain Finance Corp 7.125% 9/15/2032 (r)		250,000	251,555
OneMain Finance Corp 7.5% 5/15/2031		1,155,000	1,186,313
OneMain Finance Corp 7.875% 3/15/2030		215,000	224,675
Synchrony Financial 2.875% 10/28/2031		2,332,000	1,976,829
Synchrony Financial 3.95% 12/1/2027		9,740,000	9,471,909
Synchrony Financial 5.15% 3/19/2029		685,000	679,406
Synchrony Financial 5.45% 3/6/2031 (d)		2,192,000	2,181,561
Synchrony Financial 5.935% 8/2/2030 (d)		1,469,000	1,488,594
Synchrony Financial 7.25% 2/2/2033		1,987,000	2,030,750
Toyota Motor Credit Corp 4.5% 5/14/2027		10,800,000	10,834,085
			151,456,055
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5.75% 10/1/2031 (c)		1,700,000	1,726,267
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		101,000	102,716
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust 6.088% 12/15/2044 (c)		1,390,000	1,373,875
Aviation Capital Group LLC 5.125% 4/10/2030 (c)		10,600,000	10,535,827
Aviation Capital Group LLC 5.375% 7/15/2029 (c)		3,800,000	3,840,365
Block Inc 2.75% 6/1/2026		110,000	107,264
Block Inc 3.5% 6/1/2031		285,000	257,521
Block Inc 6.5% 5/15/2032		655,000	669,402
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		830,000	878,189
BP Capital Markets America Inc 2.772% 11/10/2050		119,000	70,490
BP Capital Markets America Inc 2.939% 6/4/2051		186,000	113,257
BP Capital Markets America Inc 3% 2/24/2050		278,000	174,239
BP Capital Markets America Inc 3.001% 3/17/2052		373,000	227,853
BP Capital Markets America Inc 4.812% 2/13/2033		2,409,000	2,364,473
BP Capital Markets America Inc 4.893% 9/11/2033		419,000	411,909
BP Capital Markets America Inc 5.227% 11/17/2034		445,000	443,086
Clue Opco LLC 9.5% 10/15/2031 (c)		6,600,000	6,795,155
Consumers 2023 Securitization Funding LLC 5.21% 9/1/2031		473,000	479,223
Corebridge Financial Inc 3.9% 4/5/2032		6,908,000	6,358,646
Corebridge Financial Inc 4.35% 4/5/2042		701,000	574,697
Corebridge Financial Inc 4.4% 4/5/2052		2,074,000	1,609,561
Corebridge Global Funding 4.65% 8/20/2027 (c)		1,100,000	1,102,610
CRH SMW Finance DAC 5.125% 1/9/2030		2,175,000	2,209,598
CRH SMW Finance DAC 5.2% 5/21/2029		1,165,000	1,186,959
DH Europe Finance II Sarl 3.25% 11/15/2039		305,000	238,479
Equitable Holdings Inc 4.572% 2/15/2029 (c)		2,002,000	1,973,418
Essent Group Ltd 6.25% 7/1/2029		3,000,000	3,092,485
Fidelity National Information Services Inc 4.5% 8/15/2046		58,000	46,198
Fiserv Inc 3.5% 7/1/2029		7,395,000	7,049,869
Fiserv Inc 5.45% 3/2/2028		1,260,000	1,288,754
Freedom Mortgage Corp 12% 10/1/2028 (c)		400,000	429,073
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (c)		580,000	572,850
Global Payments Inc 2.9% 11/15/2031		464,000	403,121
Global Payments Inc 2.9% 5/15/2030		281,000	254,621
Global Payments Inc 3.2% 8/15/2029		175,000	163,696
Greystone Commercial Capital Trust Series 2021-2 1 month U.S. LIBOR + 2.27%, 7.2302% 6/7/2025 (b)(c)(d)(i)		7,691,819	6,845,719
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		338,000	321,635
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		834,000	826,186
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,270,000	1,151,199
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		190,000	184,106
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.117% 12/21/2065 (b)(c)(d)		156,000	128,873
Jackson Financial Inc 3.125% 11/23/2031		750,000	651,251
Jackson Financial Inc 5.17% 6/8/2027		2,958,000	2,980,859
Jackson Financial Inc 5.67% 6/8/2032		3,183,000	3,180,959
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		6,705,000	6,464,657
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		7,125,000	6,124,510
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		2,224,000	1,999,323
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052		1,620,000	1,219,283
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		9,980,000	10,080,219
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		794,000	803,579
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		1,748,000	1,770,619
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052		1,976,000	2,002,524
Jefferson Capital Holdin 8.25% 5/15/2030 (c)		185,000	189,361
National Rural Utilities Cooperative Finance Corp 5.15% 6/15/2029		4,000,000	4,085,592
Nationstar Mortgage Holdings Inc 5.5% 8/15/2028 (c)		95,000	94,793
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (c)		2,000,000	2,003,138
Nationstar Mortgage Holdings Inc 6% 1/15/2027 (c)		809,000	809,121
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (c)		175,000	178,242
NCR Atleos Corp 9.5% 4/1/2029 (c)		1,332,000	1,454,970
NFE Financing LLC 12% 11/15/2029 (c)		88,505	37,971
PennyMac Financial Services Inc 4.25% 2/15/2029 (c)		2,325,000	2,207,139
PennyMac Financial Services Inc 5.75% 9/15/2031 (c)		575,000	553,777
PennyMac Financial Services Inc 6.875% 5/15/2032 (c)		370,000	371,739
Penske Truck Leasing Co Lp / PTL Finance Corp 1.2% 11/15/2025 (c)		83,000	81,542
Penske Truck Leasing Co Lp / PTL Finance Corp 5.25% 7/1/2029 (c)		350,000	354,785
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 3/30/2029 (c)		300,000	304,751
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (c)		5,455,000	5,574,724
Pine Street Trust II 5.568% 2/15/2049 (c)		7,800,000	6,991,462
Private Export Funding Corp 1.4% 7/15/2028		2,605,000	2,410,971
Radian Group Inc 6.2% 5/15/2029		250,000	257,366
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (c)		293,000	283,753
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (c)		265,000	247,240
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (c)		71,000	64,242
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (c)		17,000	14,686
Sammons Financial Group Inc 6.875% 4/15/2034 (c)		5,700,000	5,955,903
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		315,000	321,393
Visa Inc 2.7% 4/15/2040		183,000	135,890
Visa Inc 3.125% 5/15/2033	EUR	1,235,000	1,403,522
Visa Inc 3.875% 5/15/2044	EUR	535,000	605,023
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		90,000	91,133
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		405,000	421,502
			143,366,978
Insurance - 0.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)		340,000	330,426
American International Group Inc 4.375% 6/30/2050		83,000	67,081
Aon Corp 6.25% 9/30/2040		7,000	7,326
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		120,000	118,729
Arch Capital Finance LLC 4.011% 12/15/2026		8,495,000	8,421,843
Arthur J Gallagher & Co 4.6% 12/15/2027		8,800,000	8,820,371
Arthur J Gallagher & Co 4.85% 12/15/2029		4,455,000	4,489,763
Baylor Scott & White Holdings 1.777% 11/15/2030		870,000	745,765
Baylor Scott & White Holdings 2.839% 11/15/2050		120,000	73,248
Berkshire Hathaway Fin Corp 2.5% 1/15/2051		355,000	206,180
Berkshire Hathaway Fin Corp 3.85% 3/15/2052		374,000	280,334
Chubb Corp/The 6% 5/11/2037		130,000	138,429
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	4,600,000	5,084,841
CNA Financial Corp 3.9% 5/1/2029		1,400,000	1,360,319
CNA Financial Corp 5.125% 2/15/2034		115,000	113,251
CNO Global Funding 4.875% 12/10/2027 (c)		3,500,000	3,509,494
CNO Global Funding 4.95% 9/9/2029 (c)		3,915,000	3,911,243
CNO Global Funding 5.875% 6/4/2027 (c)		450,000	460,209
Equitable Financial Life Global Funding 4.875% 11/19/2027 (c)		8,400,000	8,454,232
Everest Reinsurance Holdings Inc 3.5% 10/15/2050		2,100,000	1,382,073
F&G Global Funding 5.875% 6/10/2027 (c)		3,000,000	3,058,566
Farmers Exchange Capital II 6.151% 11/1/2053 (c)(d)		1,000,000	938,083
Farmers Exchange Capital III 5.454% 10/15/2054 (c)(d)		3,335,000	2,964,027
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		12,846,000	11,835,157
Guardian Life Global Funding 4.179% 9/26/2029 (c)		190,000	188,138
Guardian Life Global Funding 5.737% 10/2/2028 (c)		200,000	208,183
HUB International Ltd 7.25% 6/15/2030 (c)		295,000	307,219
Jackson National Life Global Funding 5.35% 1/13/2030 (c)		6,100,000	6,221,724
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)		9,380,000	9,297,466
Lincoln National Corp 3.05% 1/15/2030		398,000	368,273
Lincoln National Corp 3.4% 1/15/2031		2,550,000	2,340,541
Lincoln National Corp 6.3% 10/9/2037		110,000	113,191
Markel Group Inc 4.3% 11/1/2047		900,000	692,822
Marsh & McLennan Cos Inc 4.65% 3/15/2030		5,500,000	5,522,572
MassMutual Global Funding II 4.3% 10/22/2027 (c)		11,000,000	10,960,643
MassMutual Global Funding II 4.45% 3/27/2028 (c)		3,500,000	3,506,533
MetLife Inc 4.125% 8/13/2042		49,000	40,278
MetLife Inc 5% 7/15/2052		270,000	238,995
MetLife Inc 6.5% 12/15/2032		20,000	22,199
Metropolitan Life Global Funding I 2.4% 1/11/2032 (c)		1,960,000	1,670,601
Metropolitan Life Global Funding I 4.3% 8/25/2029 (c)		2,000,000	1,977,384
Metropolitan Life Global Funding I 5.15% 3/28/2033 (c)		920,000	922,682
Mutual of Omaha Cos Global Funding 4.75% 10/15/2029 (c)		1,600,000	1,601,522
Mutual of Omaha Cos Global Funding 5% 4/1/2030 (c)		2,100,000	2,122,742
Mutual of Omaha Cos Global Funding 5.35% 4/9/2027 (c)		3,250,000	3,288,849
New York Life Global Funding 3% 1/10/2028 (c)		107,000	103,686
New York Life Global Funding 5% 6/6/2029 (c)		3,500,000	3,556,364
New York Life Insurance Co 5.875% 5/15/2033 (c)		1,004,000	1,041,800
New York Life Insurance Co 6.75% 11/15/2039 (c)		8,000	8,851
Northwestern Mutual Global Funding 4.49% 3/21/2028 (c)		4,800,000	4,817,172
Northwestern Mutual Global Funding 5.16% 5/28/2031 (c)		280,000	285,393
Pacific Life Global Funding II 4.5% 8/28/2029 (c)		5,100,000	5,080,333
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)		190,000	196,556
Pricoa Global Funding I 4.4% 8/27/2027 (c)		6,200,000	6,189,711
Principal Financial Group Inc 4.111% 2/15/2028 (c)		388,000	380,730
Principal Life Global Funding II 3% 4/18/2026 (c)		17,000	16,787
Principal Life Global Funding II 4.8% 1/9/2028 (c)		11,500,000	11,590,663
Principal Life Global Funding II 4.95% 11/27/2029 (c)		7,500,000	7,562,835
Protective Life Global Funding 1.9% 7/6/2028 (c)		1,595,000	1,475,351
Protective Life Global Funding 4.772% 12/9/2029 (c)		12,700,000	12,752,847
Protective Life Global Funding 5.215% 6/12/2029 (c)		3,000,000	3,064,570
Protective Life Global Funding 5.467% 12/8/2028 (c)		333,000	342,646
RGA Global Funding 5.448% 5/24/2029 (c)		2,000,000	2,053,212
Ryan Specialty LLC 4.375% 2/1/2030 (c)		165,000	156,923
Ryan Specialty LLC 5.875% 8/1/2032 (c)		230,000	228,561
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (c)		1,220,000	799,861
Teachers Insurance & Annuity Association of America 4.27% 5/15/2047 (c)		43,000	33,965
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)		14,000	12,301
Unum Group 4% 6/15/2029		6,961,000	6,760,058
Unum Group 4.046% 8/15/2041 (c)		165,000	128,610
Unum Group 4.125% 6/15/2051		1,830,000	1,328,192
Unum Group 5.75% 8/15/2042		2,123,000	2,015,874
Western-Southern Global Funding 4.9% 5/1/2030 (c)		1,411,000	1,414,953
			191,782,352
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty SR Inc 9% 10/15/2027 (c)		3,000,000	2,888,499
Arbor Realty Trust Inc 4.5% 3/15/2027 (c)		877,000	811,659
Arbor Realty Trust Inc 4.5% 9/1/2026 (c)		570,000	541,907
Arbor Realty Trust Inc 5% 4/30/2026		146,000	141,529
Great Ajax Operating Partnership LP 9.875% 9/1/2027 (c)		672,000	657,472
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		170,000	172,412
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		300,000	311,873
			5,525,351
TOTAL FINANCIALS			1,722,996,150

Health Care - 0.8%
Biotechnology - 0.1%
AbbVie Inc 4.05% 11/21/2039		8,538,000	7,290,149
AbbVie Inc 4.25% 11/21/2049		515,000	412,603
AbbVie Inc 4.55% 3/15/2035		1,700,000	1,623,012
AbbVie Inc 4.7% 5/14/2045		4,915,000	4,315,112
AbbVie Inc 5.05% 3/15/2034		1,760,000	1,765,111
AbbVie Inc 5.2% 3/15/2035		2,590,000	2,601,496
AbbVie Inc 5.6% 3/15/2055		570,000	555,773
Amgen Inc 2.6% 8/19/2026		3,835,000	3,755,862
Amgen Inc 2.77% 9/1/2053		185,000	106,146
Amgen Inc 3% 1/15/2052		568,000	354,664
Amgen Inc 3.15% 2/21/2040		155,000	117,178
Amgen Inc 3.2% 11/2/2027		1,000,000	972,639
Amgen Inc 4.663% 6/15/2051		475,000	394,004
Amgen Inc 4.875% 3/1/2053		1,047,000	890,862
Amgen Inc 5.25% 3/2/2030		2,082,000	2,134,583
Amgen Inc 5.25% 3/2/2033		3,916,000	3,951,941
Amgen Inc 5.6% 3/2/2043		7,027,000	6,819,440
Amgen Inc 5.75% 3/2/2063		1,412,000	1,334,913
Biogen Inc 2.25% 5/1/2030		790,000	700,731
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		74,000	56,049
Gilead Sciences Inc 1.65% 10/1/2030		172,000	148,511
Gilead Sciences Inc 2.6% 10/1/2040		280,000	195,939
Gilead Sciences Inc 4.5% 2/1/2045		190,000	162,092
Gilead Sciences Inc 5.5% 11/15/2054		575,000	549,712
			41,208,522
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 4.625% 8/1/2029 (c)		128,000	118,222
Avantor Funding Inc 4.625% 7/15/2028 (c)		773,000	753,380
Baxter International Inc 2.272% 12/1/2028		1,000,000	923,463
Baxter International Inc 3.132% 12/1/2051		200,000	123,001
Becton Dickinson & Co 4.874% 2/8/2029		1,250,000	1,257,783
Becton Dickinson & Co 5.081% 6/7/2029		628,000	637,089
Hologic Inc 3.25% 2/15/2029 (c)		511,000	488,201
Hologic Inc 4.625% 2/1/2028 (c)		33,000	32,602
Insulet Corp 6.5% 4/1/2033 (c)		55,000	56,554
Medline Borrower LP 3.875% 4/1/2029 (c)		4,662,000	4,393,779
Medline Borrower LP 5.25% 10/1/2029 (c)		98,000	95,771
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		350,000	356,147
Solventum Corp 5.4% 3/1/2029		363,000	370,445
Stryker Corp 3.375% 9/11/2032	EUR	2,300,000	2,629,523
Stryker Corp 3.625% 9/11/2036	EUR	3,300,000	3,709,958
Stryker Corp 4.25% 9/11/2029		2,200,000	2,183,953
Stryker Corp 5.2% 2/10/2035		1,750,000	1,752,084
Teleflex Inc 4.25% 6/1/2028 (c)		60,000	57,946
Zimmer Biomet Holdings Inc 5.5% 2/19/2035		855,000	863,020
			20,802,921
Health Care Providers & Services - 0.6%
Acadia Healthcare Co Inc 5% 4/15/2029 (c)		273,000	261,361
Acadia Healthcare Co Inc 5.5% 7/1/2028 (c)		118,000	116,274
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)		90,000	91,705
Aetna Inc 4.5% 5/15/2042		6,000	4,846
Aetna Inc 4.75% 3/15/2044		95,000	77,558
AHS Hospital Corp 2.78% 7/1/2051		315,000	187,815
AMN Healthcare Inc 4.625% 10/1/2027 (c)		3,050,000	2,950,936
Ascension Health 2.532% 11/15/2029		295,000	271,955
Ascension Health 3.106% 11/15/2039		610,000	466,206
BayCare Health System Inc 3.831% 11/15/2050		2,320,000	1,715,597
Cencora Inc 2.7% 3/15/2031		5,980,000	5,335,141
Cencora Inc 5.125% 2/15/2034		250,000	248,716
Centene Corp 2.45% 7/15/2028		9,365,000	8,625,082
Centene Corp 2.5% 3/1/2031		3,755,000	3,188,287
Centene Corp 2.625% 8/1/2031		11,006,000	9,322,261
Centene Corp 3% 10/15/2030		1,673,000	1,471,697
Centene Corp 3.375% 2/15/2030		4,420,000	4,028,387
Centene Corp 4.25% 12/15/2027		6,214,000	6,069,067
Centene Corp 4.625% 12/15/2029		9,777,000	9,415,261
Children's Health System of Texas 2.511% 8/15/2050		360,000	205,149
Children's Hospital Corp/The 4.115% 1/1/2047		265,000	212,773
CHS/Community Health Systems Inc 5.625% 3/15/2027 (c)		314,000	309,397
Cigna Group/The 2.375% 3/15/2031		2,003,000	1,751,384
Cigna Group/The 2.4% 3/15/2030		1,499,000	1,351,631
Cigna Group/The 3.2% 3/15/2040		2,430,000	1,808,026
Cigna Group/The 4.375% 10/15/2028		6,825,000	6,786,920
Cigna Group/The 4.5% 2/25/2026		2,521,000	2,520,211
CommonSpirit Health 5.205% 12/1/2031		9,840,000	9,933,834
CVS Health Corp 1.3% 8/21/2027		400,000	371,922
CVS Health Corp 1.75% 8/21/2030		1,275,000	1,084,325
CVS Health Corp 1.875% 2/28/2031		2,540,000	2,134,047
CVS Health Corp 4.78% 3/25/2038		1,650,000	1,466,402
CVS Health Corp 5.05% 3/25/2048		3,750,000	3,126,573
CVS Health Corp 5.125% 7/20/2045		2,223,000	1,906,590
CVS Health Corp 5.875% 6/1/2053		1,890,000	1,738,155
CVS Health Corp 6.75% 12/10/2054 (d)		505,000	491,563
CVS Health Corp 7% 3/10/2055 (d)		1,650,000	1,661,991
CVS Health Corp equipment trust certificate 5.773% 1/10/2033 (c)		6,946	6,879
DaVita Inc 3.75% 2/15/2031 (c)		1,956,000	1,732,460
DaVita Inc 4.625% 6/1/2030 (c)		822,000	768,110
DaVita Inc 6.75% 7/15/2033 (c)		470,000	474,854
Elevance Health Inc 3.6% 3/15/2051		418,000	285,606
Elevance Health Inc 3.65% 12/1/2027		1,260,000	1,237,040
Elevance Health Inc 3.7% 9/15/2049		163,000	113,598
Elevance Health Inc 4.101% 3/1/2028		1,570,000	1,556,325
Elevance Health Inc 4.55% 5/15/2052		123,000	97,843
Elevance Health Inc 4.625% 5/15/2042		1,770,000	1,515,389
Elevance Health Inc 4.95% 11/1/2031		5,800,000	5,805,482
Elevance Health Inc 5.15% 6/15/2029		2,225,000	2,267,616
Elevance Health Inc 5.2% 2/15/2035		2,590,000	2,570,187
Elevance Health Inc 5.7% 2/15/2055		176,000	165,487
Encompass Health Corp 4.625% 4/1/2031		41,000	39,093
Encompass Health Corp 4.75% 2/1/2030		366,000	356,810
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		160,000	159,350
HCA Inc 2.375% 7/15/2031		775,000	662,979
HCA Inc 3.5% 7/15/2051		1,309,000	838,867
HCA Inc 3.5% 9/1/2030		555,000	517,671
HCA Inc 4.125% 6/15/2029		6,353,000	6,185,906
HCA Inc 4.5% 2/15/2027		709,000	706,832
HCA Inc 4.625% 3/15/2052		1,245,000	973,628
HCA Inc 5.2% 6/1/2028		3,210,000	3,256,019
HCA Inc 5.25% 3/1/2030		145,000	147,176
HCA Inc 5.25% 6/15/2049		510,000	441,090
HCA Inc 5.45% 4/1/2031		2,353,000	2,395,504
HCA Inc 5.45% 9/15/2034		180,000	178,205
HCA Inc 5.6% 4/1/2034		699,000	702,888
HCA Inc 5.625% 9/1/2028		1,859,000	1,900,302
HCA Inc 5.75% 3/1/2035		1,826,000	1,840,402
HCA Inc 5.875% 2/15/2026		1,135,000	1,137,357
HCA Inc 5.9% 6/1/2053		195,000	182,514
HCA Inc 6% 4/1/2054		110,000	104,373
HCA Inc 6.1% 4/1/2064		221,000	208,764
HCA Inc 6.2% 3/1/2055		70,000	68,347
HCA Inc 7.75% 7/15/2036		2,675,000	3,074,659
HealthEquity Inc 4.5% 10/1/2029 (c)		45,000	42,978
Humana Inc 5.375% 4/15/2031		200,000	201,283
Humana Inc 5.55% 5/1/2035		2,650,000	2,602,743
Icon Investments Six DAC 5.809% 5/8/2027		800,000	813,161
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,270,000	3,655,544
Kaiser Foundation Hospitals 3.002% 6/1/2051		975,000	612,809
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050		290,000	183,921
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042		350,000	325,567
Methodist Hospital/The 2.705% 12/1/2050		820,000	485,298
ModivCare Inc 10% 10/1/2029 pay-in-kind (c)(f)		1,115,100	317,804
Molina Healthcare Inc 3.875% 11/15/2030 (c)		100,000	91,429
Molina Healthcare Inc 3.875% 5/15/2032 (c)		155,000	138,427
Molina Healthcare Inc 6.25% 1/15/2033 (c)		1,105,000	1,103,219
Mount Sinai Hospital/The 3.737% 7/1/2049		460,000	294,147
New York and Presbyterian Hospital/The 4.024% 8/1/2045		600,000	473,079
New York and Presbyterian Hospital/The 4.063% 8/1/2056		390,000	291,385
NYU Langone Hospitals 4.368% 7/1/2047		810,000	674,672
OhioHealth Corp 2.297% 11/15/2031		8,505,000	7,393,387
Orlando Health Obligated Grp 5.475% 10/1/2035		1,445,000	1,465,204
Owens & Minor Inc 4.5% 3/31/2029 (c)		255,000	208,421
Owens & Minor Inc 6.625% 4/1/2030 (c)		134,000	113,481
PeaceHealth Obligated Group 1.375% 11/15/2025		165,000	162,212
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		170,000	164,567
Piedmont Healthcare Inc 2.719% 1/1/2042		1,780,000	1,193,439
Piedmont Healthcare Inc 2.864% 1/1/2052		1,055,000	621,026
Providence St Joseph Health Obligated Group 2.532% 10/1/2029		2,405,000	2,200,804
Providence St Joseph Health Obligated Group 2.746% 10/1/2026		180,000	175,628
Quest Diagnostics Inc 2.95% 6/30/2030		54,000	49,787
Quest Diagnostics Inc 4.625% 12/15/2029		4,830,000	4,838,992
Quest Diagnostics Inc 5.75% 1/30/2040		93,000	90,420
Quest Diagnostics Inc 6.4% 11/30/2033		150,000	161,936
Sabra Health Care LP 3.2% 12/1/2031		8,620,000	7,507,529
Select Medical Corp 6.25% 12/1/2032 (c)		720,000	713,556
Sentara Health 2.927% 11/1/2051		565,000	346,164
Stanford Health Care 3.027% 8/15/2051		680,000	422,513
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		95,000	94,817
Sutter Health 4.091% 8/15/2048		780,000	604,065
Tenet Healthcare Corp 4.25% 6/1/2029		1,613,000	1,548,856
Tenet Healthcare Corp 4.375% 1/15/2030		300,000	286,735
Tenet Healthcare Corp 4.625% 6/15/2028		2,684,000	2,631,869
Tenet Healthcare Corp 5.125% 11/1/2027		2,570,000	2,554,021
Tenet Healthcare Corp 6.125% 6/15/2030		688,000	694,178
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,792,000	2,730,996
UnitedHealth Group Inc 2.75% 5/15/2040		700,000	489,573
UnitedHealth Group Inc 3.05% 5/15/2041		2,030,000	1,445,205
UnitedHealth Group Inc 3.25% 5/15/2051		3,742,000	2,389,958
UnitedHealth Group Inc 3.5% 8/15/2039		1,025,000	804,415
UnitedHealth Group Inc 3.75% 10/15/2047		32,000	22,973
UnitedHealth Group Inc 3.875% 8/15/2059		23,000	15,534
UnitedHealth Group Inc 3.95% 10/15/2042		17,000	13,405
UnitedHealth Group Inc 4.25% 4/15/2047		770,000	602,374
UnitedHealth Group Inc 4.25% 6/15/2048		575,000	444,874
UnitedHealth Group Inc 4.5% 4/15/2033		3,770,000	3,595,225
UnitedHealth Group Inc 4.625% 11/15/2041		110,000	95,275
UnitedHealth Group Inc 4.8% 1/15/2030		6,450,000	6,480,203
UnitedHealth Group Inc 5.05% 4/15/2053		195,000	167,603
UnitedHealth Group Inc 5.15% 7/15/2034		3,536,000	3,489,671
UnitedHealth Group Inc 5.2% 4/15/2063		8,010,000	6,834,578
UnitedHealth Group Inc 5.35% 2/15/2033		1,680,000	1,695,290
UnitedHealth Group Inc 5.5% 7/15/2044		4,505,000	4,235,920
UnitedHealth Group Inc 5.625% 7/15/2054		880,000	822,483
UnitedHealth Group Inc 5.75% 7/15/2064		250,000	233,334
UnitedHealth Group Inc 5.8% 3/15/2036		820,000	838,448
UnitedHealth Group Inc 5.875% 2/15/2053		43,000	41,507
UPMC 5.035% 5/15/2033		800,000	787,643
UPMC 5.377% 5/15/2043		655,000	602,300
			224,814,517
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		230,000	229,251
IQVIA Inc 5.7% 5/15/2028		3,150,000	3,198,935
IQVIA Inc 6.5% 5/15/2030 (c)		210,000	214,482
			3,642,668
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 2.3% 3/12/2031		1,245,000	1,088,245
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		272,000	251,954
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		75,000	72,038
Fortrea Holdings Inc 7.5% 7/1/2030 (c)		200,000	166,721
Illumina Inc 4.65% 9/9/2026		4,500,000	4,494,482
Thermo Fisher Scientific Inc 2.8% 10/15/2041		620,000	432,665
			6,506,105
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (c)		1,100,000	1,089,019
Bausch Health Americas Inc 9.25% 4/1/2026 (c)		286,000	281,767
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		580,000	473,425
Bausch Health Cos Inc 5% 1/30/2028 (c)		25,000	19,794
Bausch Health Cos Inc 5% 2/15/2029 (c)		400,000	254,000
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		825,000	468,271
Bausch Health Cos Inc 5.25% 2/15/2031 (c)		4,796,000	2,550,342
Bausch Health Cos Inc 6.25% 2/15/2029 (c)		100,000	65,255
Bausch Health Cos Inc 7% 1/15/2028 (c)		375,000	303,750
Bristol-Myers Squibb Co 2.35% 11/13/2040		407,000	271,703
Bristol-Myers Squibb Co 3.7% 3/15/2052		1,949,000	1,378,518
Bristol-Myers Squibb Co 3.9% 3/15/2062		260,000	180,804
Bristol-Myers Squibb Co 4.125% 6/15/2039		300,000	260,280
Bristol-Myers Squibb Co 5.55% 2/22/2054		1,835,000	1,742,555
Bristol-Myers Squibb Co 5.65% 2/22/2064		1,010,000	954,974
Bristol-Myers Squibb Co 6.4% 11/15/2063		50,000	52,653
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		1,693,000	1,739,644
Eli Lilly & Co 4.6% 8/14/2034		3,066,000	2,988,922
Eli Lilly & Co 4.7% 2/9/2034		2,679,000	2,636,707
Eli Lilly & Co 4.95% 2/27/2063		320,000	281,747
Haleon US Capital LLC 3.375% 3/24/2027		250,000	245,824
Haleon US Capital LLC 3.625% 3/24/2032		1,305,000	1,209,156
Jazz Securities DAC 4.375% 1/15/2029 (c)		95,000	91,093
Johnson & Johnson 5% 3/1/2035		1,660,000	1,674,779
Merck & Co Inc 2.9% 12/10/2061		140,000	79,098
Merck & Co Inc 3.4% 3/7/2029		1,400,000	1,356,047
Merck & Co Inc 4% 3/7/2049		200,000	155,408
Mylan Inc 5.2% 4/15/2048		910,000	686,582
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)		690,000	648,134
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		1,010,000	848,684
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (f)		200,000	192,542
Perrigo Finance Unlimited Co 6.125% 9/30/2032		245,000	244,567
Pfizer Inc 1.75% 8/18/2031		79,000	67,467
Pfizer Inc 2.7% 5/28/2050		329,000	197,934
Pfizer Inc 3.9% 3/15/2039		86,000	73,008
Pfizer Inc 4% 12/15/2036		249,000	224,958
Pfizer Inc 4.1% 9/15/2038		87,000	76,340
Pfizer Inc 4.3% 6/15/2043		117,000	98,535
Pfizer Inc 4.4% 5/15/2044		280,000	238,742
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033		475,000	467,072
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053		514,000	471,117
Pfizer Netherlands International Finance BV 3.25% 5/19/2032	EUR	590,000	673,654
Roche Holdings Inc 4.79% 3/8/2029 (c)		250,000	253,660
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,915,000	4,850,771
Utah Acquisition Sub Inc 5.25% 6/15/2046		695,000	537,493
Viatris Inc 2.3% 6/22/2027		120,000	113,763
Viatris Inc 3.85% 6/22/2040		12,410,000	8,821,611
Wyeth LLC 5.95% 4/1/2037		32,000	33,527
Zoetis Inc 2% 5/15/2030		173,000	153,586
Zoetis Inc 5.6% 11/16/2032		141,000	147,045
			42,926,327
TOTAL HEALTH CARE			339,901,060

Industrials - 0.6%
Aerospace & Defense - 0.4%
ATI Inc 4.875% 10/1/2029		70,000	67,900
ATI Inc 5.875% 12/1/2027		348,000	348,465
Boeing Co 2.196% 2/4/2026		36,409,000	35,764,280
Boeing Co 2.25% 6/15/2026		810,000	789,717
Boeing Co 2.7% 2/1/2027		246,000	238,221
Boeing Co 2.75% 2/1/2026		5,950,000	5,869,699
Boeing Co 3.1% 5/1/2026		553,000	544,772
Boeing Co 3.25% 2/1/2035		3,280,000	2,699,442
Boeing Co 3.375% 6/15/2046		1,375,000	904,640
Boeing Co 3.6% 5/1/2034		1,235,000	1,068,224
Boeing Co 3.625% 2/1/2031		500,000	466,030
Boeing Co 3.9% 5/1/2049		985,000	690,358
Boeing Co 5.04% 5/1/2027		4,200,000	4,225,234
Boeing Co 5.15% 5/1/2030		4,497,000	4,536,426
Boeing Co 5.705% 5/1/2040		2,210,000	2,132,641
Boeing Co 5.805% 5/1/2050		1,395,000	1,306,320
Boeing Co 5.93% 5/1/2060		10,573,000	9,788,528
Boeing Co 6.259% 5/1/2027		524,000	538,600
Boeing Co 6.298% 5/1/2029		4,226,000	4,444,865
Boeing Co 6.388% 5/1/2031		1,617,000	1,725,298
Boeing Co 6.528% 5/1/2034		1,937,000	2,067,499
Boeing Co 6.858% 5/1/2054		2,284,000	2,435,906
Boeing Co 7.008% 5/1/2064		2,215,000	2,366,120
BWX Technologies Inc 4.125% 4/15/2029 (c)		442,000	423,444
BWX Technologies Inc 4.125% 6/30/2028 (c)		220,000	214,098
General Dynamics Corp 4.95% 8/15/2035		171,000	168,232
Goat Holdco LLC 6.75% 2/1/2032 (c)		185,000	184,287
HEICO Corp 5.25% 8/1/2028		1,220,000	1,246,171
Howmet Aerospace Inc 4.85% 10/15/2031		4,900,000	4,898,619
Howmet Aerospace Inc 5.95% 2/1/2037		575,000	602,149
Howmet Aerospace Inc 6.75% 1/15/2028		345,000	363,638
Huntington Ingalls Industries Inc 5.353% 1/15/2030		6,295,000	6,393,616
L3Harris Technologies Inc 4.854% 4/27/2035		221,000	212,230
L3Harris Technologies Inc 5.35% 6/1/2034		66,000	66,438
L3Harris Technologies Inc 5.4% 1/15/2027		3,030,000	3,071,655
L3Harris Technologies Inc 5.6% 7/31/2053		120,000	114,225
Lockheed Martin Corp 4.15% 6/15/2053		290,000	224,085
Lockheed Martin Corp 4.5% 5/15/2036		440,000	417,076
Lockheed Martin Corp 4.7% 12/15/2031		1,150,000	1,155,913
Lockheed Martin Corp 4.7% 5/15/2046		145,000	126,643
Lockheed Martin Corp 4.8% 8/15/2034		130,000	127,619
Moog Inc 4.25% 12/15/2027 (c)		360,000	348,706
Northrop Grumman Corp 4.03% 10/15/2047		810,000	629,412
Northrop Grumman Corp 4.75% 6/1/2043		545,000	483,078
Northrop Grumman Corp 4.95% 3/15/2053		1,166,000	1,022,930
Northrop Grumman Corp 5.2% 6/1/2054		303,000	275,633
RTX Corp 1.9% 9/1/2031		210,000	177,174
RTX Corp 2.375% 3/15/2032		1,000,000	854,158
RTX Corp 3.03% 3/15/2052		200,000	124,306
RTX Corp 4.125% 11/16/2028		490,000	484,945
RTX Corp 4.5% 6/1/2042		138,000	119,379
RTX Corp 5.15% 2/27/2033		186,000	187,273
RTX Corp 5.375% 2/27/2053		126,000	117,155
RTX Corp 6.4% 3/15/2054		100,000	106,676
Textron Inc 2.45% 3/15/2031		3,245,000	2,830,113
Textron Inc 3% 6/1/2030		550,000	502,962
TransDigm Inc 6% 1/15/2033 (c)		1,220,000	1,207,205
TransDigm Inc 6.375% 3/1/2029 (c)		845,000	858,771
TransDigm Inc 6.375% 5/31/2033 (c)		275,000	271,700
TransDigm Inc 6.625% 3/1/2032 (c)		550,000	561,828
			116,192,727
Air Freight & Logistics - 0.0%
GXO Logistics Inc 6.25% 5/6/2029		800,000	819,064
Rand Parent LLC 8.5% 2/15/2030 (c)		365,000	359,666
			1,178,730
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)		500,000	494,185
Builders FirstSource Inc 4.25% 2/1/2032 (c)		915,000	830,184
Builders FirstSource Inc 5% 3/1/2030 (c)		195,000	188,814
Builders FirstSource Inc 6.75% 5/15/2035 (c)		310,000	311,764
Carlisle Cos Inc 2.2% 3/1/2032		1,890,000	1,577,152
Carrier Global Corp 5.9% 3/15/2034		2,541,000	2,669,722
Carrier Global Corp 6.2% 3/15/2054		392,000	414,275
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		1,282,000	1,294,966
Griffon Corp 5.75% 3/1/2028		431,000	428,401
JELD-WEN Inc 4.875% 12/15/2027 (c)		1,207,000	1,053,849
Masterbrand Inc 7% 7/15/2032 (c)		320,000	318,198
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		465,000	468,500
Owens Corning 3.95% 8/15/2029		1,305,000	1,263,641
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		600,000	609,346
Standard Industries Inc/NY 3.375% 1/15/2031 (c)		92,000	81,401
Standard Industries Inc/NY 4.375% 7/15/2030 (c)		716,000	671,977
Standard Industries Inc/NY 4.75% 1/15/2028 (c)		3,618,000	3,552,661
Standard Industries Inc/NY 5% 2/15/2027 (c)		10,000	9,931
			16,238,967
Commercial Services & Supplies - 0.0%
ACCO Brands Corp 4.25% 3/15/2029 (c)		462,000	408,105
ADT Security Corp/The 4.125% 8/1/2029 (c)		348,000	331,882
ADT Security Corp/The 4.875% 7/15/2032 (c)		853,000	809,657
Advocate Health & Hospitals Corp 3.387% 10/15/2049		510,000	351,865
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		1,175,000	1,112,262
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		170,000	176,183
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)		1,030,000	985,995
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)		520,000	496,707
Artera Services LLC 8.5% 2/15/2031 (c)		1,180,000	1,002,767
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		160,000	143,508
Clean Harbors Inc 6.375% 2/1/2031 (c)		45,000	45,792
CoreCivic Inc 8.25% 4/15/2029		115,000	121,547
GEO Group Inc/The 8.625% 4/15/2029		130,000	137,225
GFL Environmental Inc 4% 8/1/2028 (c)		325,000	312,427
GFL Environmental Inc 4.75% 6/15/2029 (c)		463,000	451,715
GFL Environmental Inc 6.75% 1/15/2031 (c)		1,197,000	1,241,647
Madison IAQ LLC 4.125% 6/30/2028 (c)		605,000	582,324
OT Midco Inc 10% 2/15/2030 (c)		115,000	95,809
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (c)		385,000	369,560
Republic Services Inc 1.45% 2/15/2031		58,000	48,835
Republic Services Inc 2.375% 3/15/2033		3,000	2,519
Rollins Inc 5.25% 2/24/2035 (c)		2,660,000	2,639,339
Waste Management Inc 3.875% 1/15/2029 (c)		530,000	518,839
Waste Pro USA Inc 7% 2/1/2033 (c)		110,000	112,786
Williams Scotsman Inc 4.625% 8/15/2028 (c)		110,000	107,308
Williams Scotsman Inc 6.625% 6/15/2029 (c)		1,425,000	1,453,161
Williams Scotsman Inc 7.375% 10/1/2031 (c)		260,000	270,526
			14,330,290
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027		1,175,000	1,173,970
Arcosa Inc 4.375% 4/15/2029 (c)		65,000	61,952
Dycom Industries Inc 4.5% 4/15/2029 (c)		492,000	473,368
MasTec Inc 4.5% 8/15/2028 (c)		297,000	291,587
MasTec Inc 5.9% 6/15/2029		610,000	625,912
MasTec Inc 6.625% 8/15/2029 (c)		43,000	43,409
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (c)		900,000	922,136
Quanta Services Inc 4.75% 8/9/2027		1,040,000	1,044,267
Quanta Services Inc 5.25% 8/9/2034		680,000	673,807
			5,310,408
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/2027 (c)		31,000	29,997
EnerSys 6.625% 1/15/2032 (c)		230,000	234,768
Regal Rexnord Corp 6.05% 4/15/2028		500,000	513,339
Regal Rexnord Corp 6.4% 4/15/2033		49,000	50,704
Sensata Technologies BV 4% 4/15/2029 (c)		370,000	347,320
Vertiv Group Corp 4.125% 11/15/2028 (c)		280,000	271,258
WESCO Distribution Inc 6.375% 3/15/2029 (c)		565,000	576,725
WESCO Distribution Inc 6.375% 3/15/2033 (c)		185,000	188,433
WESCO Distribution Inc 6.625% 3/15/2032 (c)		605,000	619,357
WESCO Distribution Inc 7.25% 6/15/2028 (c)		1,025,000	1,037,116
			3,869,017
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (c)		58,000	54,689
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (c)		379,000	373,937
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (c)		120,000	121,445
Burlington Northern Santa Fe LLC 3.55% 2/15/2050		166,000	118,912
Burlington Northern Santa Fe LLC 4.375% 9/1/2042		73,000	62,303
Burlington Northern Santa Fe LLC 5.2% 4/15/2054		1,082,000	1,004,555
Burlington Northern Santa Fe LLC 5.4% 6/1/2041		150,000	145,304
Burlington Northern Santa Fe LLC 5.5% 3/15/2055		885,000	856,426
Burlington Northern Santa Fe LLC 6.15% 5/1/2037		21,000	22,478
Burlington Northern Santa Fe LLC 7.082% 5/13/2029		2,000	2,173
CSX Corp 6.15% 5/1/2037		1,475,000	1,562,640
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		560,000	568,737
Norfolk Southern Corp 3.95% 10/1/2042		105,000	83,451
Norfolk Southern Corp 4.05% 8/15/2052		29,000	21,816
RXO Inc 7.5% 11/15/2027 (c)		150,000	153,188
Uber Technologies Inc 4.8% 9/15/2034		2,710,000	2,615,083
Uber Technologies Inc 5.35% 9/15/2054		90,000	81,737
Union Pacific Corp 3.5% 2/14/2053		135,000	92,900
Union Pacific Corp 3.6% 9/15/2037		1,015,000	864,520
XPO Inc 6.25% 6/1/2028 (c)		213,000	215,128
XPO Inc 7.125% 2/1/2032 (c)		850,000	882,252
XPO Inc 7.125% 6/1/2031 (c)		645,000	667,812
			10,571,486
Industrial Conglomerates - 0.0%
Honeywell International Inc 5.25% 3/1/2054		330,000	305,159
Machinery - 0.1%
Allison Transmission Inc 3.75% 1/30/2031 (c)		86,000	78,066
Allison Transmission Inc 4.75% 10/1/2027 (c)		7,000	6,883
Allison Transmission Inc 5.875% 6/1/2029 (c)		326,000	327,306
Caterpillar Financial Services Corp 4.4% 10/15/2027		4,000,000	4,013,304
Caterpillar Inc 3.25% 4/9/2050		307,000	209,739
Caterpillar Inc 3.25% 9/19/2049		6,000	4,112
Chart Industries Inc 7.5% 1/1/2030 (c)		919,000	959,253
Eaton Corp 4.15% 11/2/2042		73,000	61,036
Eaton Corp 4.15% 3/15/2033		95,000	90,933
Enpro Inc 6.125% 6/1/2033 (c)		185,000	186,376
Esab Corp 6.25% 4/15/2029 (c)		443,000	450,465
Flowserve Corp 2.8% 1/15/2032		405,000	342,909
Hillenbrand Inc 3.75% 3/1/2031		291,000	255,153
IDEX Corp 4.95% 9/1/2029		2,190,000	2,205,418
Oregon Tool Lux LP 7.875% 10/15/2029 (c)(i)		298,350	158,126
Parker-Hannifin Corp 4.25% 9/15/2027		160,000	159,738
Parker-Hannifin Corp 6.25% 5/15/2038		12,000	12,892
Pentair Finance Sarl 4.5% 7/1/2029		9,495,000	9,356,822
Terex Corp 5% 5/15/2029 (c)		180,000	173,449
Terex Corp 6.25% 10/15/2032 (c)		240,000	236,015
Trinity Industries Inc 7.75% 7/15/2028 (c)		325,000	337,730
Wabash National Corp 4.5% 10/15/2028 (c)		295,000	251,753
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026		1,490,000	1,464,655
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (f)		10,335,000	10,364,354
			31,706,487
Passenger Airlines - 0.0%
American Airlines 2015-2 Class B Pass Through Trust equipment trust certificate 4% 3/22/2029		49,905	47,782
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029		18,256	17,300
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (c)		80,000	80,800
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (c)		185,000	191,681
American Airlines 2016-3 Class A Pass Through Trust equipment trust certificate 3% 4/15/2030		23,333	21,934
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031		310,572	290,026
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		180,674	180,365
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (c)		2,340,520	2,298,338
Delta Air Lines 2015-1 Class AA Pass Through Trust equipment trust certificate 3.625% 1/30/2029		70,286	68,233
Delta Air Lines Inc equipment trust certificate 2% 12/10/2029		222,933	208,203
JetBlue 2020-1 Class A Pass Through Trust 4% 5/15/2034		141,107	129,649
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		230,000	227,508
JetBlue Airways Corp equipment trust certificate 2.75% 11/15/2033		1,339,110	1,164,151
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (c)		274,410	275,039
Southwest Airlines Co 5.125% 6/15/2027		5,340,000	5,371,981
Spirit Airlines Pass Through Trust 2015-1A equipment trust certificate 4.1% 10/1/2029		490,805	447,222
United Airlines 2013-1 Class A Pass Through Trust equipment trust certificate 4.3% 2/15/2027		9,569	9,548
United Airlines 2014-1 Class A Pass Through Trust equipment trust certificate 4% 10/11/2027		49,628	49,080
United Airlines 2014-2 Class B Pass Through Trust equipment trust certificate 3.75% 3/3/2028		149,673	146,667
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030		23,566	22,383
United Airlines 2016-2 Class A Pass Through Trust 3.1% 4/7/2030		18,085	16,653
United Airlines 2016-2 Class AA Pass Through Trust 2.875% 4/7/2030		32,428	30,420
United Airlines 2016-2 Class B Pass Through Trust 3.65% 4/7/2027		20,743	20,542
United Airlines 2018-1 Class A Pass Through Trust 3.7% 9/1/2031		25,171	23,294
United Airlines 2018-1 Class AA Pass Through Trust 3.5% 9/1/2031		777,571	728,006
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033		38,208	35,163
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 2/25/2033		32,222	30,421
United Airlines 2019-2 Class AA Pass Through Trust 2.7% 11/1/2033		419,317	370,331
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037		2,254,541	2,256,740
United Airlines 2024-1 Class A Pass Through Trust equipment trust certificate 5.45% 8/15/2038		610,639	606,555
United Airlines Inc 4.375% 4/15/2026 (c)		2,190,000	2,164,048
United Airlines Inc 4.625% 4/15/2029 (c)		905,000	859,616
			18,389,679
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		140,000	142,812
Booz Allen Hamilton Inc 3.875% 9/1/2028 (c)		466,000	446,265
Booz Allen Hamilton Inc 4% 7/1/2029 (c)		45,000	42,765
CACI International Inc 6.375% 6/15/2033 (c)(r)		240,000	244,666
Equifax Inc 2.35% 9/15/2031		250,000	214,508
Equifax Inc 4.8% 9/15/2029		4,000,000	3,992,117
Leidos Inc 5.4% 3/15/2032		987,000	994,154
Paychex Inc 5.1% 4/15/2030		440,000	445,704
Paychex Inc 5.35% 4/15/2032		613,000	622,101
Paychex Inc 5.6% 4/15/2035		480,000	488,075
TriNet Group Inc 3.5% 3/1/2029 (c)		165,000	152,494
TriNet Group Inc 7.125% 8/15/2031 (c)		110,000	113,410
			7,899,071
Trading Companies & Distributors - 0.1%
Air Lease Corp 3% 2/1/2030		2,000,000	1,853,725
Air Lease Corp 3.375% 7/1/2025		7,608,000	7,598,258
Air Lease Corp 5.3% 6/25/2026		3,000,000	3,020,039
Air Lease Corp 5.85% 12/15/2027		970,000	998,401
Alta Equipment Group Inc 9% 6/1/2029 (c)		1,215,000	1,061,459
Dcli Bidco LLC 7.75% 11/15/2029 (c)		1,325,000	1,335,168
Ferguson Enterprises Inc 5% 10/3/2034		840,000	808,634
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (c)		180,000	173,770
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)		230,000	235,119
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)		165,000	173,394
H&E Equipment Services Inc 3.875% 12/15/2028 (c)		2,375,000	2,393,226
Herc Holdings Escrow Inc 7% 6/15/2030 (c)(r)		1,020,000	1,050,830
Herc Holdings Escrow Inc 7.25% 6/15/2033 (c)(r)		495,000	509,450
Herc Holdings Inc 5.5% 7/15/2027 (c)		372,000	369,293
Herc Holdings Inc 6.625% 6/15/2029 (c)		135,000	136,753
QXO Building Products Inc 6.75% 4/30/2032 (c)		180,000	184,562
United Rentals North America Inc 3.75% 1/15/2032		825,000	740,633
United Rentals North America Inc 3.875% 2/15/2031		200,000	184,538
United Rentals North America Inc 4% 7/15/2030		175,000	164,276
United Rentals North America Inc 4.875% 1/15/2028		1,800,000	1,780,901
United Rentals North America Inc 6.125% 3/15/2034 (c)		855,000	866,636
			25,639,065
Transportation Infrastructure - 0.0%
Star Leasing Co LLC 7.625% 2/15/2030 (c)		2,035,000	1,914,248
TOTAL INDUSTRIALS			253,545,334

Information Technology - 0.5%
Communications Equipment - 0.0%
Cisco Systems Inc 4.95% 2/24/2032		850,000	861,729
CommScope LLC 4.75% 9/1/2029 (c)		64,000	61,282
CommScope Technologies LLC 5% 3/15/2027 (c)		43,000	41,554
Motorola Solutions Inc 4.6% 2/23/2028		1,075,000	1,076,961
Motorola Solutions Inc 5.4% 4/15/2034		1,875,000	1,884,479
Viavi Solutions Inc 3.75% 10/1/2029 (c)		230,000	211,603
			4,137,608
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 2.8% 2/15/2030		1,225,000	1,138,812
Arrow Electronics Inc 5.15% 8/21/2029		4,000,000	4,041,522
Coherent Corp 5% 12/15/2029 (c)		883,000	855,595
Corning Inc 5.35% 11/15/2048		146,000	132,614
CPI CG Inc 10% 7/15/2029 (c)		60,000	63,299
Dell International LLC / EMC Corp 5% 4/1/2030		1,750,000	1,759,014
Imola Merger Corp 4.75% 5/15/2029 (c)		517,000	495,384
Insight Enterprises Inc 6.625% 5/15/2032 (c)		415,000	422,858
Lightning Power LLC 7.25% 8/15/2032 (c)		110,000	115,330
Sensata Technologies Inc 3.75% 2/15/2031 (c)		621,000	551,410
Sensata Technologies Inc 4.375% 2/15/2030 (c)		200,000	188,062
Sensata Technologies Inc 6.625% 7/15/2032 (c)		200,000	201,789
TD SYNNEX Corp 1.75% 8/9/2026		6,930,000	6,668,989
TD SYNNEX Corp 6.1% 4/12/2034		300,000	307,868
Teledyne Technologies Inc 2.75% 4/1/2031		3,420,000	3,043,025
TTM Technologies Inc 4% 3/1/2029 (c)		130,000	123,563
			20,109,134
IT Services - 0.0%
Accenture Capital Inc 4.25% 10/4/2031		3,330,000	3,269,717
Accenture Capital Inc 4.5% 10/4/2034		370,000	355,484
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		60,000	57,098
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		125,000	127,728
ASGN Inc 4.625% 5/15/2028 (c)		110,000	106,117
CDW LLC / CDW Finance Corp 3.276% 12/1/2028		740,000	699,504
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		5,670,000	5,662,318
CoreWeave Inc 9.25% 6/1/2030 (c)		885,000	884,007
Gartner Inc 3.625% 6/15/2029 (c)		2,085,000	1,976,887
Gartner Inc 3.75% 10/1/2030 (c)		708,000	661,287
Gartner Inc 4.5% 7/1/2028 (c)		2,719,000	2,686,741
Genpact Luxembourg SARL/Genpact USA Inc 1.75% 4/10/2026		960,000	931,407
Genpact Luxembourg SARL/Genpact USA Inc 6% 6/4/2029		2,875,000	2,963,624
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		330,000	308,038
			20,689,957
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc 6.625% 9/15/2027 (c)		606,000	607,973
Broadcom Inc 1.95% 2/15/2028 (c)		1,620,000	1,521,864
Broadcom Inc 2.45% 2/15/2031 (c)		12,454,000	11,010,998
Broadcom Inc 2.6% 2/15/2033 (c)		6,229,000	5,258,399
Broadcom Inc 3.137% 11/15/2035 (c)		4,483,000	3,712,888
Broadcom Inc 3.187% 11/15/2036 (c)		5,372,000	4,369,398
Broadcom Inc 3.419% 4/15/2033 (c)		5,399,000	4,816,082
Broadcom Inc 3.469% 4/15/2034 (c)		4,006,000	3,518,700
Broadcom Inc 3.5% 2/15/2041 (c)		12,531,000	9,713,097
Broadcom Inc 4% 4/15/2029 (c)		2,785,000	2,734,371
Broadcom Inc 4.15% 2/15/2028		2,895,000	2,880,815
Broadcom Inc 4.35% 2/15/2030		6,140,000	6,069,205
Broadcom Inc 4.55% 2/15/2032		194,000	189,957
Broadcom Inc 4.8% 10/15/2034		912,000	887,992
Broadcom Inc 4.926% 5/15/2037 (c)		487,000	464,014
Broadcom Inc 5.05% 4/15/2030		720,000	731,421
Broadcom Inc 5.05% 7/12/2027		600,000	607,738
Broadcom Inc 5.05% 7/12/2029		3,000,000	3,053,724
Broadcom Inc 5.15% 11/15/2031		130,000	132,344
Broadcom Inc 5.2% 4/15/2032		1,837,000	1,865,314
Entegris Inc 3.625% 5/1/2029 (c)		324,000	302,140
Entegris Inc 4.375% 4/15/2028 (c)		325,000	313,777
Entegris Inc 5.95% 6/15/2030 (c)		773,000	773,424
Foundry JV Holdco LLC 5.5% 1/25/2031 (c)		3,539,000	3,584,745
Foundry JV Holdco LLC 5.9% 1/25/2033 (c)		775,000	790,921
Foundry JV Holdco LLC 6.15% 1/25/2032 (c)		1,600,000	1,661,420
Foundry JV Holdco LLC 6.2% 1/25/2037 (c)		434,000	443,547
Intel Corp 1.6% 8/12/2028		2,000,000	1,822,467
Intel Corp 2% 8/12/2031		1,050,000	885,048
Intel Corp 2.8% 8/12/2041		390,000	254,272
Intel Corp 3.05% 8/12/2051		487,000	280,007
Intel Corp 3.25% 11/15/2049		1,355,000	826,172
Intel Corp 3.734% 12/8/2047		500,000	339,800
Intel Corp 4.1% 5/11/2047		400,000	288,567
Intel Corp 4.9% 8/5/2052		215,000	171,684
Intel Corp 5.05% 8/5/2062		255,000	199,419
Intel Corp 5.6% 2/21/2054		347,000	308,162
Intel Corp 5.7% 2/10/2053		375,000	336,517
KLA Corp 3.3% 3/1/2050		252,000	170,222
KLA Corp 4.65% 7/15/2032		130,000	129,155
Marvell Technology Inc 2.95% 4/15/2031		100,000	89,416
Marvell Technology Inc 5.75% 2/15/2029		1,467,000	1,517,220
ON Semiconductor Corp 3.875% 9/1/2028 (c)		321,000	306,583
Qorvo Inc 4.375% 10/15/2029		290,000	278,286
Synaptics Inc 4% 6/15/2029 (c)		290,000	269,565
Teledyne FLIR LLC 2.5% 8/1/2030		1,215,000	1,086,440
Texas Instruments Inc 3.875% 3/15/2039		47,000	40,682
Texas Instruments Inc 4.15% 5/15/2048		8,000	6,397
Texas Instruments Inc 5.05% 5/18/2063		406,000	358,482
Wolfspeed Inc 7.9583% 6/23/2030 (c)(f)(i)(l)		210,592	202,695
			82,183,526
Software - 0.2%
AppLovin Corp 5.125% 12/1/2029		5,123,000	5,157,023
AppLovin Corp 5.375% 12/1/2031		11,589,000	11,696,335
AppLovin Corp 5.95% 12/1/2054		1,603,000	1,532,081
Cadence Design Systems Inc 4.3% 9/10/2029		355,000	352,585
Clarivate Science Holdings Corp 3.875% 7/1/2028 (c)		352,000	335,203
Crowdstrike Holdings Inc 3% 2/15/2029		125,000	116,990
Elastic NV 4.125% 7/15/2029 (c)		440,000	412,575
Ellucian Holdings Inc 6.5% 12/1/2029 (c)		60,000	60,596
Fair Isaac Corp 4% 6/15/2028 (c)		500,000	481,288
Fair Isaac Corp 6% 5/15/2033 (c)		100,000	99,811
Fiserv Funding ULC 3.5% 6/15/2032	EUR	200,000	225,425
Fiserv Funding ULC 4% 6/15/2036	EUR	1,025,000	1,158,102
Gen Digital Inc 6.25% 4/1/2033 (c)		575,000	581,384
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		283,000	287,324
Intuit Inc 1.35% 7/15/2027		200,000	188,427
Intuit Inc 5.2% 9/15/2033		490,000	501,214
Microsoft Corp 2.5% 9/15/2050		241,000	144,933
NCR Voyix Corp 5% 10/1/2028 (c)		382,000	376,754
NCR Voyix Corp 5.125% 4/15/2029 (c)		220,000	214,417
Oracle Corp 2.3% 3/25/2028		1,678,000	1,585,097
Oracle Corp 2.8% 4/1/2027		1,465,000	1,423,183
Oracle Corp 3.6% 4/1/2050		1,325,000	900,299
Oracle Corp 3.65% 3/25/2041		255,000	195,741
Oracle Corp 3.85% 4/1/2060		669,000	445,125
Oracle Corp 3.85% 7/15/2036		51,000	43,994
Oracle Corp 3.9% 5/15/2035		45,000	39,890
Oracle Corp 3.95% 3/25/2051		47,000	33,611
Oracle Corp 4% 7/15/2046		228,000	170,706
Oracle Corp 4.125% 5/15/2045		1,025,000	790,199
Oracle Corp 4.2% 9/27/2029		8,000,000	7,879,229
Oracle Corp 4.3% 7/8/2034		16,000	14,880
Oracle Corp 4.375% 5/15/2055		25,000	18,960
Oracle Corp 4.8% 8/3/2028		13,720,000	13,855,270
Oracle Corp 5.375% 9/27/2054		60,000	53,215
Oracle Corp 5.5% 8/3/2035		2,302,000	2,312,643
Oracle Corp 5.5% 9/27/2064		160,000	140,932
Oracle Corp 6% 8/3/2055		2,245,000	2,176,594
Oracle Corp 6.125% 8/3/2065		4,976,000	4,831,337
RingCentral Inc 8.5% 8/15/2030 (c)		378,000	399,251
Roper Technologies Inc 1.75% 2/15/2031		200,000	169,517
Roper Technologies Inc 4.75% 2/15/2032		160,000	158,294
Roper Technologies Inc 4.9% 10/15/2034		630,000	611,274
Salesforce Inc 2.7% 7/15/2041		480,000	335,645
Servicenow Inc 1.4% 9/1/2030		1,005,000	859,893
SS&C Technologies Inc 5.5% 9/30/2027 (c)		1,336,000	1,334,510
Synopsys Inc 4.85% 4/1/2030		7,000,000	7,067,508
Synopsys Inc 5% 4/1/2032		3,700,000	3,706,535
Synopsys Inc 5.15% 4/1/2035		179,000	176,922
Synopsys Inc 5.7% 4/1/2055		917,000	875,435
VMware LLC 1.8% 8/15/2028		1,400,000	1,281,202
VMware LLC 3.9% 8/21/2027		500,000	493,214
VMware LLC 4.65% 5/15/2027		141,000	141,209
Workday Inc 3.5% 4/1/2027		405,000	397,913
Workday Inc 3.7% 4/1/2029		1,400,000	1,356,124
			80,197,818
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.65% 2/8/2051		572,000	347,030
Apple Inc 2.7% 8/5/2051		775,000	470,879
Apple Inc 3.25% 2/23/2026		330,000	327,256
Apple Inc 3.75% 11/13/2047		29,000	22,345
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		110,000	110,209
Seagate HDD Cayman 3.125% 7/15/2029		64,000	57,600
Seagate HDD Cayman 4.091% 6/1/2029		96,000	91,793
Seagate HDD Cayman 4.125% 1/15/2031		106,000	98,250
Seagate HDD Cayman 8.25% 12/15/2029		848,000	903,914
Seagate HDD Cayman 8.5% 7/15/2031		12,000	12,813
Seagate HDD Cayman 9.625% 12/1/2032		102,965	116,875
Xerox Corp 10.25% 10/15/2030 (c)		550,000	565,192
Xerox Holdings Corp 8.875% 11/30/2029 (c)		180,000	121,290
			3,245,446
TOTAL INFORMATION TECHNOLOGY			210,563,489

Materials - 0.3%
Chemicals - 0.1%
Avient Corp 6.25% 11/1/2031 (c)		120,000	120,168
Avient Corp 7.125% 8/1/2030 (c)		307,000	316,364
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (c)		240,000	237,479
Axalta Coating Systems LLC 3.375% 2/15/2029 (c)		240,000	223,363
Celanese US Holdings LLC 6.5% 4/15/2030		100,000	100,770
Celanese US Holdings LLC 6.629% 7/15/2032 (d)		400,000	409,362
Celanese US Holdings LLC 6.75% 4/15/2033		200,000	194,656
Celanese US Holdings LLC 6.85% 11/15/2028 (d)		4,508,000	4,667,425
Celanese US Holdings LLC 7.05% 11/15/2030 (d)		3,406,000	3,510,155
Celanese US Holdings LLC 7.2% 11/15/2033 (d)		1,991,000	2,078,415
CF Industries Inc 4.95% 6/1/2043		422,000	361,440
Chemours Co/The 4.625% 11/15/2029 (c)		640,000	523,529
Chemours Co/The 5.75% 11/15/2028 (c)		398,000	356,372
DuPont de Nemours Inc 4.725% 11/15/2028		5,610,000	5,681,403
DuPont de Nemours Inc 5.319% 11/15/2038		121,000	123,229
DuPont de Nemours Inc 5.419% 11/15/2048		590,000	582,356
EIDP Inc 4.8% 5/15/2033		255,000	250,232
Element Solutions Inc 3.875% 9/1/2028 (c)		186,000	178,588
FMC Corp 3.45% 10/1/2029		1,200,000	1,105,115
FMC Corp 4.5% 10/1/2049		1,495,000	1,068,270
FMC Corp 5.65% 5/18/2033		3,370,000	3,243,998
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		3,430,000	2,989,326
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		150,491	133,373
LSB Industries Inc 6.25% 10/15/2028 (c)		120,000	118,788
LYB International Finance BV 5.25% 7/15/2043		450,000	390,255
LYB International Finance III LLC 3.375% 10/1/2040		393,000	281,503
Mativ Holdings Inc 8% 10/1/2029 (c)		125,000	106,640
Methanex US Operations Inc 6.25% 3/15/2032 (c)		155,000	149,997
Olin Corp 5% 2/1/2030		195,000	184,567
Olin Corp 5.625% 8/1/2029		195,000	190,888
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		200,000	209,693
Scotts Miracle-Gro Co/The 4% 4/1/2031		2,921,000	2,622,451
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		625,000	562,531
Scotts Miracle-Gro Co/The 4.5% 10/15/2029		525,000	499,156
Scotts Miracle-Gro Co/The 5.25% 12/15/2026		59,000	58,778
Tronox Inc 4.625% 3/15/2029 (c)		130,000	108,686
WR Grace Holdings LLC 4.875% 6/15/2027 (c)		410,000	404,243
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		585,000	590,873
			34,934,437
Construction Materials - 0.0%
Global Infrastructure Solutions Inc 5.625% 6/1/2029 (c)		598,000	583,647
Knife River Corp 7.75% 5/1/2031 (c)		292,000	305,640
Martin Marietta Materials Inc 2.4% 7/15/2031		765,000	665,765
Martin Marietta Materials Inc 2.5% 3/15/2030		400,000	363,703
Martin Marietta Materials Inc 5.15% 12/1/2034		1,445,000	1,434,057
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		1,950,000	1,981,506
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		440,000	446,488
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (c)		505,000	497,667
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		200,000	205,379
VM Consolidated Inc 5.5% 4/15/2029 (c)		180,000	178,089
			6,661,941
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.1% 3/17/2030 (c)		500,000	503,266
Amcor Flexibles North America Inc 5.5% 3/17/2035 (c)		645,000	638,327
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (c)		280,000	257,499
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		85,000	85,209
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (c)		834,000	752,176
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 5.25% 8/15/2027 (c)		825,000	375,375
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 5.25% 8/15/2027 (c)		725,000	329,875
Ball Corp 2.875% 8/15/2030		55,000	48,746
Ball Corp 3.125% 9/15/2031		395,000	346,371
Ball Corp 6% 6/15/2029		2,079,000	2,119,762
Berry Global Inc 1.57% 1/15/2026		1,675,000	1,638,003
Berry Global Inc 4.875% 7/15/2026 (c)		1,888,000	1,882,157
Berry Global Inc 5.5% 4/15/2028		4,810,000	4,900,334
Berry Global Inc 5.65% 1/15/2034		2,000,000	2,014,628
Berry Global Inc 5.8% 6/15/2031		6,884,000	7,145,834
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)		860,000	869,097
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		1,750,000	1,789,604
Crown Americas LLC 5.875% 6/1/2033 (c)		310,000	307,890
Graphic Packaging International LLC 3.5% 3/1/2029 (c)		175,000	162,000
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		295,000	271,901
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		430,000	430,635
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)		442,000	446,193
Owens-Brockway Glass Container Inc 6.625% 5/13/2027 (c)		236,000	236,119
Packaging Corp of America 3.05% 10/1/2051		108,000	65,575
Sealed Air Corp 1.573% 10/15/2026 (c)		2,750,000	2,619,537
Sealed Air Corp 4% 12/1/2027 (c)		229,000	222,079
Sealed Air Corp 5% 4/15/2029 (c)		350,000	343,644
Sealed Air Corp 6.5% 7/15/2032 (c)		235,000	240,678
Sealed Air Corp 6.875% 7/15/2033 (c)		210,000	219,979
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (c)		340,000	343,804
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)		215,000	224,660
Sonoco Products Co 3.125% 5/1/2030		802,000	736,614
TriMas Corp 4.125% 4/15/2029 (c)		266,000	250,363
			32,817,934
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (c)		110,000	103,459
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		45,000	46,717
Alumina Pty Ltd 6.375% 9/15/2032 (c)		570,000	563,747
Arsenal AIC Parent LLC 11.5% 10/1/2031 (c)		895,000	996,637
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (c)		162,000	163,189
Carpenter Technology Corp 6.375% 7/15/2028		209,000	209,847
Cleveland-Cliffs Inc 4.625% 3/1/2029 (c)		194,000	173,397
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)		110,000	89,882
Cleveland-Cliffs Inc 5.875% 6/1/2027		448,000	441,242
Cleveland-Cliffs Inc 6.75% 4/15/2030 (c)		95,000	85,284
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)		635,000	590,404
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		105,000	90,567
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)		410,000	352,117
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)		210,000	188,839
Commercial Metals Co 3.875% 2/15/2031		235,000	212,773
Compass Minerals International Inc 6.75% 12/1/2027 (c)		120,000	119,973
Freeport-McMoRan Inc 4.125% 3/1/2028		960,000	944,123
Freeport-McMoRan Inc 4.375% 8/1/2028		6,105,000	6,044,802
Freeport-McMoRan Inc 4.625% 8/1/2030		824,000	808,993
Freeport-McMoRan Inc 5.25% 9/1/2029		305,000	307,874
Freeport-McMoRan Inc 5.4% 11/14/2034		570,000	568,352
Hecla Mining Co 7.25% 2/15/2028		775,000	780,414
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		512,000	497,599
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034		10,810,000	10,916,387
Newmont Corp 2.25% 10/1/2030		2,192,000	1,960,889
Newmont Corp 2.8% 10/1/2029		6,665,000	6,261,037
Newmont Corp 5.45% 6/9/2044		185,000	175,930
Novelis Corp 3.25% 11/15/2026 (c)		245,000	240,315
Novelis Corp 3.875% 8/15/2031 (c)		137,000	121,798
Novelis Corp 6.875% 1/30/2030 (c)		700,000	721,864
Nucor Corp 3.95% 5/1/2028		1,700,000	1,686,877
Roller Bearing Co of America Inc 4.375% 10/15/2029 (c)		30,000	28,640
Steel Dynamics Inc 3.45% 4/15/2030		8,400,000	7,894,559
United States Steel Corp 6.875% 3/1/2029		167,000	168,456
Vibrantz Technologies Inc 9% 2/15/2030 (c)		125,000	88,125
			44,645,108
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (c)		85,000	77,775
TOTAL MATERIALS			119,137,195

Real Estate - 0.9%
Diversified REITs - 0.2%
American Assets Trust LP 3.375% 2/1/2031		3,370,000	2,948,382
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034		247,000	250,579
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032		4,370,000	3,780,543
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030		414,000	390,930
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031		2,085,000	1,938,668
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029		1,341,000	1,343,206
GLP Capital LP / GLP Financing II Inc 5.375% 4/15/2026		4,955,000	4,944,092
GLP Capital LP / GLP Financing II Inc 5.75% 6/1/2028		3,928,000	4,000,256
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054		771,000	730,115
Piedmont Operating Partnership LP 2.75% 4/1/2032		1,374,000	1,104,473
Safehold GL Holdings LLC 2.8% 6/15/2031		146,000	128,270
Safehold GL Holdings LLC 2.85% 1/15/2032		145,000	123,304
Store Capital LLC 2.75% 11/18/2030		1,957,000	1,703,178
Store Capital LLC 4.625% 3/15/2029		2,475,000	2,409,472
Store Capital LLC 5.4% 4/30/2030 (c)		1,542,000	1,535,435
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		3,804,000	4,035,584
Vici Properties LP / Vici Note Co Inc 3.75% 2/15/2027 (c)		487,000	477,148
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (c)		2,157,000	2,066,014
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		377,000	355,486
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)		2,084,000	2,060,890
Vici Properties LP / Vici Note Co Inc 4.5% 1/15/2028 (c)		162,000	159,960
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (c)		400,000	397,508
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)		1,833,000	1,777,802
VICI Properties LP 4.75% 2/15/2028		6,720,000	6,721,841
VICI Properties LP 4.75% 4/1/2028		1,384,000	1,383,428
VICI Properties LP 4.95% 2/15/2030		8,748,000	8,679,269
VICI Properties LP 5.125% 11/15/2031		1,435,000	1,415,049
VICI Properties LP 5.125% 5/15/2032		998,000	977,926
VICI Properties LP 5.75% 4/1/2034		855,000	857,917
Vornado Realty LP 2.15% 6/1/2026		1,762,000	1,703,723
Vornado Realty LP 3.4% 6/1/2031		6,373,000	5,477,457
WP Carey Inc 2.25% 4/1/2033		3,969,000	3,185,033
WP Carey Inc 2.4% 2/1/2031		2,070,000	1,795,640
WP Carey Inc 3.85% 7/15/2029		1,725,000	1,659,190
WP Carey Inc 4.25% 10/1/2026		63,000	62,617
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	116,955
			72,697,340
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033		145,000	112,903
Alexandria Real Estate Equities Inc 2.95% 3/15/2034		1,105,000	907,702
Alexandria Real Estate Equities Inc 3.375% 8/15/2031		190,000	171,901
Alexandria Real Estate Equities Inc 3.95% 1/15/2028		1,500,000	1,478,161
Alexandria Real Estate Equities Inc 4.7% 7/1/2030		1,600,000	1,571,108
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		5,395,000	5,346,871
Alexandria Real Estate Equities Inc 5.15% 4/15/2053		31,000	26,121
Alexandria Real Estate Equities Inc 5.5% 10/1/2035		4,230,000	4,156,453
Diversified Healthcare Trust 4.375% 3/1/2031		350,000	288,243
Diversified Healthcare Trust 4.75% 2/15/2028		2,717,000	2,496,389
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,715,000	1,571,772
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,311,000	2,271,871
Healthcare Realty Holdings LP 3.625% 1/15/2028		1,692,000	1,637,407
Healthpeak OP LLC 2.125% 12/1/2028		30,000	27,554
Healthpeak OP LLC 3% 1/15/2030		1,679,000	1,553,531
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,075,000	705,187
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,375,000	1,198,450
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		230,000	235,760
Omega Healthcare Investors Inc 3.25% 4/15/2033		5,599,000	4,733,392
Omega Healthcare Investors Inc 3.375% 2/1/2031		2,682,000	2,419,769
Omega Healthcare Investors Inc 3.625% 10/1/2029		7,647,000	7,195,042
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,500,000	1,496,461
Omega Healthcare Investors Inc 4.75% 1/15/2028		7,569,000	7,574,063
Omega Healthcare Investors Inc 5.25% 1/15/2026		5,841,000	5,847,282
Ventas Realty LP 3% 1/15/2030		10,008,000	9,272,527
Ventas Realty LP 3.25% 10/15/2026		6,000	5,880
Ventas Realty LP 3.85% 4/1/2027		518,000	511,077
Ventas Realty LP 4% 3/1/2028		2,712,000	2,668,809
Ventas Realty LP 4.125% 1/15/2026		1,630,000	1,621,872
Ventas Realty LP 4.75% 11/15/2030		13,000,000	12,926,665
Ventas Realty LP 5.625% 7/1/2034		233,000	235,662
Welltower OP LLC 2.7% 2/15/2027		2,590,000	2,522,910
Welltower OP LLC 2.75% 1/15/2031		8,865,000	7,997,900
			92,786,695
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)		80,000	80,588
RHP Hotel Properties LP / RHP Finance Corp 4.75% 10/15/2027		213,000	210,475
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (c)		1,525,000	1,545,931
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)(r)		135,000	137,297
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (c)		334,000	344,357
			2,318,648
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		894,000	786,629
LXP Industrial Trust 6.75% 11/15/2028		455,000	478,838
Prologis LP 1.75% 7/1/2030		143,000	124,211
Prologis LP 2.125% 10/15/2050		43,000	22,279
Prologis LP 3% 4/15/2050		150,000	94,793
Prologis LP 4.75% 6/15/2033		165,000	161,823
			1,668,573
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		5,210,000	5,135,496
COPT Defense Properties LP 2% 1/15/2029		600,000	537,529
COPT Defense Properties LP 2.25% 3/15/2026		1,820,000	1,781,838
COPT Defense Properties LP 2.75% 4/15/2031		6,209,000	5,389,026
COPT Defense Properties LP 2.9% 12/1/2033		490,000	395,233
Hudson Pacific Properties LP 3.25% 1/15/2030		2,335,000	1,576,426
Hudson Pacific Properties LP 3.95% 11/1/2027		760,000	664,943
Hudson Pacific Properties LP 4.65% 4/1/2029		10,503,000	7,600,887
			23,081,378
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		5,608,000	5,352,293
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,707,000	1,568,895
Brandywine Operating Partnership LP 8.3% 3/15/2028		6,570,000	6,888,014
Brandywine Operating Partnership LP 8.875% 4/12/2029		4,381,000	4,665,231
Essex Portfolio LP 1.7% 3/1/2028		515,000	476,491
Essex Portfolio LP 2.65% 3/15/2032		115,000	98,595
Essex Portfolio LP 5.5% 4/1/2034		525,000	527,471
Extra Space Storage LP 2.2% 10/15/2030		2,359,000	2,050,724
Extra Space Storage LP 3.9% 4/1/2029		610,000	591,979
Extra Space Storage LP 5.5% 7/1/2030		1,458,000	1,494,040
GTP Acquisition Partners I LLC 3.482% 6/15/2050 (c)		105,000	104,911
Host Hotels & Resorts LP 2.9% 12/15/2031		840,000	719,279
Host Hotels & Resorts LP 5.7% 7/1/2034		750,000	737,535
Howard Hughes Corp/The 4.125% 2/1/2029 (c)		300,000	282,027
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		385,000	349,617
Howard Hughes Corp/The 5.375% 8/1/2028 (c)		850,000	833,823
Kennedy-Wilson Inc 4.75% 2/1/2030		225,000	199,688
Mid-America Apartments LP 4.2% 6/15/2028		82,000	81,349
Tanger Properties LP 2.75% 9/1/2031		4,140,000	3,577,523
Tanger Properties LP 3.125% 9/1/2026		3,497,000	3,420,438
Tanger Properties LP 3.875% 7/15/2027		13,369,000	13,133,468
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		1,250,000	1,218,765
Taylor Morrison Communities Inc 5.75% 1/15/2028 (c)		280,000	281,656
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)		1,500,000	1,512,112
			50,165,924
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		704,000	604,013
American Homes 4 Rent LP 3.375% 7/15/2051		1,089,000	696,138
American Homes 4 Rent LP 3.625% 4/15/2032		2,835,000	2,573,556
American Homes 4 Rent LP 4.3% 4/15/2052		2,330,000	1,764,109
Camden Property Trust 3.15% 7/1/2029		146,000	138,380
Invitation Homes Operating Partnership LP 2% 8/15/2031		1,731,000	1,449,204
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,260,000	3,968,531
Sun Communities Operating LP 2.3% 11/1/2028		1,550,000	1,435,359
Sun Communities Operating LP 2.7% 7/15/2031		11,527,000	10,041,431
UDR Inc 1.9% 3/15/2033		14,000	10,925
UDR Inc 2.1% 8/1/2032		47,000	38,088
UDR Inc 5.125% 9/1/2034		140,000	136,469
			22,856,203
Retail REITs - 0.2%
Brixmor Operating Partnership LP 2.25% 4/1/2028		3,700,000	3,467,074
Brixmor Operating Partnership LP 2.5% 8/16/2031		4,020,000	3,456,819
Brixmor Operating Partnership LP 4.05% 7/1/2030		12,288,000	11,772,651
Brixmor Operating Partnership LP 4.125% 5/15/2029		6,724,000	6,542,054
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,331,000	8,284,153
Brixmor Operating Partnership LP 5.75% 2/15/2035		310,000	313,248
Kimco Realty OP LLC 1.9% 3/1/2028		3,540,000	3,305,174
Kimco Realty OP LLC 3.2% 4/1/2032		1,340,000	1,195,848
Kimco Realty OP LLC 4.6% 2/1/2033		3,535,000	3,416,028
Kite Realty Group Trust 4.75% 9/15/2030		10,799,000	10,637,644
NNN REIT Inc 3.5% 4/15/2051		310,000	207,486
NNN REIT Inc 3.6% 12/15/2026		47,000	46,230
NNN REIT Inc 4.3% 10/15/2028		23,000	22,741
NNN REIT Inc 5.5% 6/15/2034		90,000	90,108
NNN REIT Inc 5.6% 10/15/2033		50,000	50,699
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		1,063,000	1,071,001
Realty Income Corp 1.8% 3/15/2033		32,000	25,288
Realty Income Corp 2.2% 6/15/2028		791,000	740,567
Realty Income Corp 2.7% 2/15/2032		7,532,000	6,551,717
Realty Income Corp 2.85% 12/15/2032		1,553,000	1,340,584
Realty Income Corp 3.1% 12/15/2029		6,235,000	5,836,766
Realty Income Corp 3.25% 1/15/2031		1,193,000	1,101,937
Realty Income Corp 3.4% 1/15/2028		3,460,000	3,374,584
Realty Income Corp 3.4% 1/15/2030		1,460,000	1,382,912
Realty Income Corp 4.125% 10/15/2026		20,000	19,896
Realty Income Corp 5.375% 9/1/2054		210,000	196,675
Regency Centers LP 3.7% 6/15/2030		177,000	169,434
Simon Property Group LP 2.45% 9/13/2029		1,975,000	1,816,509
Simon Property Group LP 3.25% 9/13/2049		168,000	109,996
			76,545,823
Specialized REITs - 0.0%
American Tower Corp 1.45% 9/15/2026		82,000	78,817
American Tower Corp 2.1% 6/15/2030		918,000	806,807
American Tower Corp 2.7% 4/15/2031		2,270,000	2,009,208
American Tower Corp 2.9% 1/15/2030		1,255,000	1,158,858
American Tower Corp 3.625% 5/30/2032	EUR	650,000	745,791
American Tower Corp 4.9% 3/15/2030		1,235,000	1,242,152
American Tower Corp 5.35% 3/15/2035		455,000	456,922
American Tower Corp 5.45% 2/15/2034		755,000	762,362
American Tower Corp 5.55% 7/15/2033		245,000	249,360
American Tower Corp 5.65% 3/15/2033		808,000	830,162
Crown Castle Inc 2.1% 4/1/2031		1,000,000	844,772
Crown Castle Inc 2.25% 1/15/2031		386,000	332,308
Crown Castle Inc 2.5% 7/15/2031		283,000	242,944
Crown Castle Inc 2.9% 3/15/2027		125,000	121,174
Crown Castle Inc 3.3% 7/1/2030		161,000	148,873
Crown Castle Inc 5.6% 6/1/2029		636,000	653,494
CubeSmart LP 2.25% 12/15/2028		865,000	798,728
Equinix Inc 2.5% 5/15/2031		1,810,000	1,589,742
Equinix Inc 3.4% 2/15/2052		304,000	198,673
Equinix Inc 3.9% 4/15/2032		1,543,000	1,449,216
Iron Mountain Inc 4.5% 2/15/2031 (c)		39,000	36,543
Iron Mountain Inc 4.875% 9/15/2027 (c)		506,000	500,004
Iron Mountain Inc 4.875% 9/15/2029 (c)		1,243,000	1,206,367
Iron Mountain Inc 5% 7/15/2028 (c)		355,000	349,636
Iron Mountain Inc 5.25% 3/15/2028 (c)		223,000	220,554
Iron Mountain Inc 5.25% 7/15/2030 (c)		75,000	73,186
Iron Mountain Inc 6.25% 1/15/2033 (c)		365,000	368,428
Public Storage Operating Co 2.25% 11/9/2031		40,000	34,451
Public Storage Operating Co 5.1% 8/1/2033		171,000	173,403
SBA Communications Corp 3.125% 2/1/2029		956,000	889,364
SBA Communications Corp 3.875% 2/15/2027		400,000	392,186
Weyerhaeuser Co 4% 11/15/2029		1,485,000	1,446,031
			20,410,516
TOTAL REAL ESTATE			362,531,100

Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 2.1% 7/1/2030		3,375,000	2,954,185
AEP Texas Inc 3.45% 1/15/2050		97,000	63,974
AEP Texas Inc 3.45% 5/15/2051		508,000	331,127
AEP Texas Inc 5.4% 6/1/2033		1,580,000	1,575,401
AEP Transmission Co LLC 2.75% 8/15/2051		574,000	337,887
AEP Transmission Co LLC 3.15% 9/15/2049		359,000	231,163
AEP Transmission Co LLC 3.65% 4/1/2050		58,000	41,346
AEP Transmission Co LLC 5.15% 4/1/2034		2,000,000	1,984,264
AEP Transmission Co LLC 5.375% 6/15/2035		650,000	653,029
Alabama Power Co 3.05% 3/15/2032		95,000	85,331
Alabama Power Co 3.75% 3/1/2045		324,000	246,821
Alabama Power Co 3.85% 12/1/2042		700,000	545,614
Alabama Power Co 4.1% 1/15/2042		225,000	179,582
Alabama Power Co 4.3% 7/15/2048		10,000	8,056
Alabama Power Co 5.1% 4/2/2035		1,755,000	1,742,461
Alabama Power Co 5.5% 3/15/2041		36,000	35,039
Alabama Power Co 5.85% 11/15/2033		125,000	131,448
Alabama Power Co 6.125% 5/15/2038		861,000	913,276
Alliant Energy Finance LLC 1.4% 3/15/2026 (c)		2,300,000	2,238,182
Alliant Energy Finance LLC 5.4% 6/6/2027 (Alliant Energy Corp Insured) (c)		2,150,000	2,172,419
Ameren Missouri Securitization Funding I LLC 4.85% 10/1/2041		5,300,000	5,186,335
Appalachian Power Co 5.65% 4/1/2034		1,000,000	1,009,559
Arizona Public Service Co 2.2% 12/15/2031		2,440,000	2,055,832
Arizona Public Service Co 3.5% 12/1/2049		1,100,000	732,470
Arizona Public Service Co 3.75% 5/15/2046		825,000	598,900
Arizona Public Service Co 4.25% 3/1/2049		29,000	21,879
Arizona Public Service Co 4.7% 1/15/2044		4,000	3,278
Arizona Public Service Co 6.35% 12/15/2032		4,385,000	4,643,116
Atlantic City Electric Co 2.3% 3/15/2031		425,000	372,809
Baltimore Gas and Electric Co 2.9% 6/15/2050		223,000	136,233
Baltimore Gas and Electric Co 3.2% 9/15/2049		183,000	119,265
Baltimore Gas and Electric Co 3.75% 8/15/2047		96,000	70,440
Baltimore Gas and Electric Co 4.25% 9/15/2048		40,000	31,616
Baltimore Gas and Electric Co 5.4% 6/1/2053		145,000	133,884
Baltimore Gas and Electric Co 5.45% 6/1/2035		590,000	593,955
Baltimore Gas and Electric Co 5.65% 6/1/2054		170,000	163,707
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050		58,000	35,865
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		225,000	203,062
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		60,000	58,628
Cleco Corporate Holdings LLC 3.375% 9/15/2029		4,448,000	4,107,815
Commonwealth Edison Co 3.7% 3/1/2045		1,190,000	894,286
Commonwealth Edison Co 3.7% 8/15/2028		250,000	245,968
Commonwealth Edison Co 4% 3/1/2048		8,000	6,101
Commonwealth Edison Co 4.35% 11/15/2045		415,000	341,532
Commonwealth Edison Co 4.9% 2/1/2033		945,000	940,886
Commonwealth Edison Co 5.3% 2/1/2053		95,000	86,884
Commonwealth Edison Co 5.95% 6/1/2055		239,000	239,354
Connecticut Light and Power Co/The 4% 4/1/2048		69,000	52,774
Consolidated Edison Co of New York Inc 3.875% 6/15/2047		37,000	27,691
Consolidated Edison Co of New York Inc 4.125% 5/15/2049		20,000	15,359
Consolidated Edison Co of New York Inc 4.5% 5/15/2058		23,000	17,874
Consolidated Edison Co of New York Inc 4.65% 12/1/2048		139,000	115,804
Consolidated Edison Co of New York Inc 5.7% 12/1/2036		11,000	11,203
Consolidated Edison Co of New York Inc 6.2% 6/15/2036		1,325,000	1,402,129
Dominion Energy South Carolina Inc 2.3% 12/1/2031		277,000	239,256
Dominion Energy South Carolina Inc 5.45% 2/1/2041		285,000	274,172
DPL Inc 4.35% 4/15/2029		2,480,000	2,386,882
DTE Electric Co 3.65% 3/1/2052		45,000	32,222
DTE Electric Co 3.95% 6/15/2042		11,000	8,652
DTE Electric Co 4% 4/1/2043		142,000	113,579
DTE Electric Co 4.25% 5/14/2027		400,000	397,797
DTE Electric Co 5.2% 4/1/2033		700,000	709,749
DTE Electric Co 5.4% 4/1/2053		35,000	33,108
Duke Energy Carolinas LLC 2.95% 12/1/2026		370,000	363,105
Duke Energy Carolinas LLC 3.2% 8/15/2049		457,000	299,146
Duke Energy Carolinas LLC 3.45% 4/15/2051		652,000	441,320
Duke Energy Carolinas LLC 3.7% 12/1/2047		1,047,000	760,448
Duke Energy Carolinas LLC 4.25% 12/15/2041		2,545,000	2,117,376
Duke Energy Carolinas LLC 5.35% 1/15/2053		1,447,000	1,337,349
Duke Energy Carolinas LLC 5.4% 1/15/2054		221,000	205,915
Duke Energy Carolinas LLC 6.1% 6/1/2037		775,000	809,444
Duke Energy Corp 3.5% 6/15/2051		97,000	63,845
Duke Energy Corp 3.75% 4/1/2031	EUR	300,000	345,946
Duke Energy Corp 3.85% 6/15/2034	EUR	800,000	906,191
Duke Energy Corp 3.95% 8/15/2047		445,000	323,719
Duke Energy Corp 5% 8/15/2052		138,000	116,535
Duke Energy Corp 5.8% 6/15/2054		1,866,000	1,766,111
Duke Energy Florida LLC 1.75% 6/15/2030		29,000	25,311
Duke Energy Florida LLC 2.4% 12/15/2031		1,010,000	878,423
Duke Energy Florida LLC 3% 12/15/2051		304,000	186,772
Duke Energy Florida LLC 4.2% 7/15/2048		91,000	71,005
Duke Energy Florida LLC 5.875% 11/15/2033		1,465,000	1,537,689
Duke Energy Florida LLC 5.9% 3/1/2033		12,000	12,582
Duke Energy Florida LLC 6.2% 11/15/2053		120,000	123,718
Duke Energy Florida LLC 6.35% 9/15/2037		2,263,000	2,437,926
Duke Energy Indiana LLC 2.75% 4/1/2050		298,000	176,597
Duke Energy Indiana LLC 3.25% 10/1/2049		125,000	81,763
Duke Energy Indiana LLC 3.75% 5/15/2046		450,000	331,726
Duke Energy Indiana LLC 5.4% 4/1/2053		436,000	402,286
Duke Energy Ohio Inc 2.125% 6/1/2030		434,000	387,270
Duke Energy Ohio Inc 3.7% 6/15/2046		93,000	67,448
Duke Energy Ohio Inc 4.3% 2/1/2049		43,000	33,441
Duke Energy Ohio Inc 5.25% 4/1/2033		1,596,000	1,615,569
Duke Energy Ohio Inc 5.55% 3/15/2054		311,000	291,419
Duke Energy Progress LLC 2.5% 8/15/2050		1,062,000	597,932
Duke Energy Progress LLC 3.6% 9/15/2047		141,000	100,474
Duke Energy Progress LLC 3.7% 10/15/2046		5,000	3,666
Duke Energy Progress LLC 4% 4/1/2052		83,000	61,682
Duke Energy Progress LLC 4.1% 5/15/2042		8,000	6,493
Duke Energy Progress LLC 5.05% 3/15/2035		1,032,000	1,018,400
Duke Energy Progress LLC 5.35% 3/15/2053		1,035,000	952,032
Duke Energy Progress LLC 5.55% 3/15/2055		1,826,000	1,739,591
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		470,000	410,612
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		4,273,000	3,643,805
Edison International 4.125% 3/15/2028		4,200,000	4,039,352
Edison International 5.25% 11/15/2028		94,000	92,606
Edison International 5.25% 3/15/2032		7,400,000	7,003,569
Edison International 5.45% 6/15/2029		1,500,000	1,480,753
Edison International 5.75% 6/15/2027		469,000	471,141
Edison International 6.25% 3/15/2030		10,102,000	10,231,904
Edison International 6.95% 11/15/2029		252,000	261,450
Edison International 7.875% 6/15/2054 (d)		166,000	159,712
Edison International 8.125% 6/15/2053 (d)		1,049,000	1,036,334
Entergy Arkansas LLC 2.65% 6/15/2051		130,000	73,796
Entergy Arkansas LLC 5.75% 6/1/2054		70,000	67,509
Entergy Corp 7.125% 12/1/2054 (d)		1,080,000	1,104,173
Entergy Louisiana LLC 1.6% 12/15/2030		218,000	185,739
Entergy Louisiana LLC 2.4% 10/1/2026		1,070,000	1,043,476
Entergy Louisiana LLC 2.9% 3/15/2051		118,000	71,147
Entergy Louisiana LLC 3.12% 9/1/2027		21,000	20,407
Entergy Louisiana LLC 4.2% 4/1/2050		40,000	30,785
Entergy Louisiana LLC 5.15% 9/15/2034		180,000	178,081
Entergy Louisiana LLC 5.7% 3/15/2054		250,000	238,515
Entergy Mississippi LLC 3.5% 6/1/2051		96,000	64,173
Entergy Mississippi LLC 3.85% 6/1/2049		14,000	10,119
Entergy Mississippi LLC 5% 9/1/2033		323,000	318,811
Entergy Mississippi LLC 5.8% 4/15/2055		222,000	214,651
Entergy Tex Inc 1.75% 3/15/2031		3,109,000	2,647,074
Entergy Tex Inc 3.55% 9/30/2049		22,000	15,038
Entergy Tex Inc 5.55% 9/15/2054		293,000	271,276
Entergy Texas Restoration Funding II LLC 3.697% 12/15/2036		85,000	77,445
Evergy Kansas Central Inc 4.125% 3/1/2042		655,000	532,929
Evergy Metro Inc 4.2% 6/15/2047		21,000	16,552
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/2040		202,693	199,510
Eversource Energy 3.375% 3/1/2032		170,000	152,227
Eversource Energy 4.6% 7/1/2027		15,000	15,016
Eversource Energy 5.45% 3/1/2028		45,000	45,989
Eversource Energy 5.95% 2/1/2029		2,000,000	2,078,059
Exelon Corp 4.95% 6/15/2035		3,000	2,866
Exelon Corp 6.5% 3/15/2055 (d)		170,000	169,799
Fells Point Funding Trust 3.046% 1/31/2027 (c)		500,000	486,241
FirstEnergy Corp 2.25% 9/1/2030		285,000	249,731
FirstEnergy Corp 2.65% 3/1/2030		1,202,000	1,091,383
FirstEnergy Corp 3.4% 3/1/2050		2,549,000	1,663,386
FirstEnergy Corp 3.9% 7/15/2027 (f)		7,404,000	7,298,015
FirstEnergy Corp 4.85% 7/15/2047 (f)		3,381,000	2,787,395
FirstEnergy Pennsylvania Electric Co 4.3% 1/15/2029 (c)		2,755,000	2,711,345
FirstEnergy Transmission LLC 4.55% 4/1/2049 (c)		2,132,000	1,789,520
FirstEnergy Transmission LLC 5% 1/15/2035		1,824,000	1,778,496
FirstEnergy Transmission LLC 5.45% 7/15/2044 (c)		538,000	506,559
Florida Power & Light Co 2.875% 12/4/2051		866,000	530,664
Florida Power & Light Co 3.15% 10/1/2049		124,000	81,184
Florida Power & Light Co 3.7% 12/1/2047		164,000	121,251
Florida Power & Light Co 3.8% 12/15/2042		1,280,000	1,020,578
Florida Power & Light Co 3.95% 3/1/2048		19,000	14,697
Florida Power & Light Co 3.99% 3/1/2049		465,000	356,637
Florida Power & Light Co 5.15% 6/15/2029		925,000	953,608
Florida Power & Light Co 5.25% 2/1/2041		500,000	483,235
Florida Power & Light Co 5.3% 4/1/2053		35,000	32,558
Florida Power & Light Co 5.4% 9/1/2035		17,000	17,344
Florida Power & Light Co 5.7% 3/15/2055		4,486,000	4,415,184
Florida Power & Light Co 5.8% 3/15/2065		666,000	654,830
Georgia Power Co 3.7% 1/30/2050		356,000	256,532
Georgia Power Co 4.3% 3/15/2042		525,000	440,294
Georgia Power Co 4.7% 5/15/2032		574,000	567,529
Georgia Power Co 4.85% 3/15/2031		718,000	727,057
Georgia Power Co 4.95% 5/17/2033		189,000	187,547
Georgia Power Co 5.125% 5/15/2052		354,000	321,261
Interstate Power and Light Co 4.1% 9/26/2028		23,000	22,680
Interstate Power and Light Co 4.95% 9/30/2034		40,000	38,640
Interstate Power and Light Co 5.45% 9/30/2054		2,165,000	2,004,919
Interstate Power and Light Co 5.7% 10/15/2033		500,000	510,812
ITC Holdings Corp 2.95% 5/14/2030 (c)		262,000	240,786
ITC Holdings Corp 4.95% 9/22/2027 (c)		456,000	458,911
ITC Holdings Corp 5.4% 6/1/2033 (c)		637,000	632,909
ITC Holdings Corp 5.65% 5/9/2034 (c)		1,235,000	1,243,047
Jersey Central Power & Light Co 2.75% 3/1/2032 (c)		3,750,000	3,244,079
Jersey Central Power & Light Co 6.15% 6/1/2037		23,000	24,045
Kentucky Utilities Co 5.125% 11/1/2040		35,000	32,672
Louisville Gas and Electric Co 5.125% 11/15/2040		345,000	326,807
Massachusetts Electric Co 5.9% 11/15/2039 (c)		28,000	28,064
Mid-Atlantic Interstate Transmission LLC 4.1% 5/15/2028 (c)		95,000	93,755
MidAmerican Energy Co 3.65% 4/15/2029		20,000	19,504
MidAmerican Energy Co 3.65% 8/1/2048		58,000	42,166
MidAmerican Energy Co 5.85% 9/15/2054		366,000	364,668
Mississippi Power Co 3.95% 3/30/2028		16,000	15,836
Monongahela Power Co 5.85% 2/15/2034 (c)		50,000	51,184
Nevada Power Co 5.375% 9/15/2040		18,000	17,646
Nevada Power Co 6% 3/15/2054		110,000	108,784
Nevada Power Co 6.65% 4/1/2036		1,550,000	1,683,217
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030		970,000	862,628
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029		1,660,000	1,536,149
NextEra Energy Capital Holdings Inc 3.55% 5/1/2027		15,000	14,730
NextEra Energy Capital Holdings Inc 5% 7/15/2032		30,000	29,937
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053		81,000	72,412
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (d)		350,000	350,435
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (d)		265,000	266,888
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)		260,000	265,839
Niagara Mohawk Power Corp 4.278% 12/15/2028 (c)		19,000	18,693
Northern States Power Co/MN 2.6% 6/1/2051		43,000	25,085
Northern States Power Co/MN 3.6% 9/15/2047		1,700,000	1,236,772
Northern States Power Co/MN 4.5% 6/1/2052		78,000	64,135
Northern States Power Co/MN 6.2% 7/1/2037		5,000	5,381
NRG Energy Inc 2% 12/2/2025 (c)		3,120,000	3,069,278
NRG Energy Inc 2.45% 12/2/2027 (c)		106,000	99,721
NRG Energy Inc 3.375% 2/15/2029 (c)		173,000	161,618
NRG Energy Inc 3.625% 2/15/2031 (c)		913,000	827,917
NRG Energy Inc 3.875% 2/15/2032 (c)		939,000	848,730
NRG Energy Inc 4.45% 6/15/2029 (c)		835,000	812,626
NRG Energy Inc 5.25% 6/15/2029 (c)		447,000	441,737
NRG Energy Inc 5.75% 1/15/2028		630,000	632,253
NRG Energy Inc 6.25% 11/1/2034 (c)		400,000	400,136
NRG Energy Inc 7% 3/15/2033 (c)		2,637,000	2,844,242
Ohio Edison Co 4.95% 12/15/2029 (c)		453,000	456,624
Ohio Power Co 1.625% 1/15/2031		974,000	815,740
Ohio Power Co 2.9% 10/1/2051		345,000	202,797
Ohio Power Co 4% 6/1/2049		17,000	12,382
Ohio Power Co 4.15% 4/1/2048		100,000	75,287
Oklahoma Gas and Electric Co 5.4% 1/15/2033		45,000	45,893
Oncor Electric Delivery Co LLC 3.1% 9/15/2049		54,000	34,384
Oncor Electric Delivery Co LLC 4.65% 11/1/2029		2,305,000	2,315,700
Oncor Electric Delivery Co LLC 4.95% 9/15/2052		190,000	164,034
Oncor Electric Delivery Co LLC 5.35% 10/1/2052		16,000	14,599
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (c)		1,745,000	1,748,029
Pacific Gas and Electric Co 2.95% 3/1/2026		80,000	78,715
Pacific Gas and Electric Co 3.25% 6/1/2031		550,000	487,844
Pacific Gas and Electric Co 3.45% 7/1/2025		97,686	97,513
Pacific Gas and Electric Co 3.5% 8/1/2050		750,000	474,885
Pacific Gas and Electric Co 3.75% 8/15/2042		1,862,000	1,312,764
Pacific Gas and Electric Co 3.95% 12/1/2047		1,190,000	822,989
Pacific Gas and Electric Co 4% 12/1/2046		1,045,000	730,669
Pacific Gas and Electric Co 4.2% 6/1/2041		263,000	199,285
Pacific Gas and Electric Co 4.45% 4/15/2042		87,000	67,693
Pacific Gas and Electric Co 4.5% 7/1/2040		5,420,000	4,440,275
Pacific Gas and Electric Co 4.55% 7/1/2030		3,952,000	3,826,879
Pacific Gas and Electric Co 4.6% 6/15/2043		57,000	44,714
Pacific Gas and Electric Co 4.65% 8/1/2028		2,319,000	2,292,106
Pacific Gas and Electric Co 4.75% 2/15/2044		80,000	63,788
Pacific Gas and Electric Co 4.95% 7/1/2050		3,518,000	2,791,159
Pacific Gas and Electric Co 5.25% 3/1/2052		398,000	324,033
Pacific Gas and Electric Co 5.7% 3/1/2035		520,000	511,277
Pacific Gas and Electric Co 5.9% 10/1/2054		459,000	411,085
Pacific Gas and Electric Co 6.1% 1/15/2029		483,000	499,006
Pacific Gas and Electric Co 6.15% 1/15/2033		396,000	402,695
Pacific Gas and Electric Co 6.15% 3/1/2055		189,000	175,064
Pacific Gas and Electric Co 6.4% 6/15/2033		812,000	835,476
Pacific Gas and Electric Co 6.75% 1/15/2053		2,212,000	2,202,681
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.2983% 9/4/2025 (b)(d)		11,900,000	11,898,884
PacifiCorp 2.9% 6/15/2052		1,000,000	573,087
PacifiCorp 4.125% 1/15/2049		836,000	616,491
PacifiCorp 5.25% 6/15/2035		1,320,000	1,297,467
PacifiCorp 5.75% 4/1/2037		900,000	897,861
Palomino Funding Trust I 7.233% 5/17/2028 (c)		300,000	315,586
Pattern Energy Operations LP / Pattern Energy Operations Inc 4.5% 8/15/2028 (c)		90,000	86,360
PECO Energy Co 2.8% 6/15/2050		21,000	12,721
PECO Energy Co 3.05% 3/15/2051		334,000	208,773
PECO Energy Co 3.7% 9/15/2047		315,000	230,102
PECO Energy Co 4.6% 5/15/2052		110,000	91,126
PECO Energy Co 5.25% 9/15/2054		71,000	65,362
Pepco Holdings LLC 7.45% 8/15/2032		29,000	32,459
PG&E Corp 5% 7/1/2028		597,000	582,497
PG&E Corp 5.25% 7/1/2030		2,361,000	2,290,787
PG&E Corp 7.375% 3/15/2055 (d)		3,052,000	2,988,565
PG&E Recovery Funding LLC 4.838% 6/1/2035		3,400,000	3,404,924
PG&E Recovery Funding LLC 5.231% 6/1/2042		345,000	340,043
PG&E Recovery Funding LLC 5.529% 6/1/2051		415,000	401,077
PG&E Recovery Funding LLC 5.536% 7/15/2049		119,000	113,638
PG&E Wildfire Recovery Funding LLC 4.263% 6/1/2038		31,000	29,069
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054		85,000	77,054
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049		23,000	21,244
Pinnacle West Capital Corp 5.15% 5/15/2030		1,037,000	1,048,845
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 5.1641% 6/10/2026 (b)(d)		4,100,000	4,104,100
Potomac Electric Power Co 6.5% 11/15/2037		10,000	10,991
PPL Capital Funding Inc 5.25% 9/1/2034		150,000	148,496
PPL Electric Utilities Corp 4.125% 6/15/2044		1,890,000	1,538,075
PPL Electric Utilities Corp 4.15% 10/1/2045		790,000	641,692
PPL Electric Utilities Corp 4.85% 2/15/2034		460,000	453,712
PPL Electric Utilities Corp 5.25% 5/15/2053		76,000	70,671
PPL Electric Utilities Corp 6.25% 5/15/2039		350,000	378,427
Public Service Co of Colorado 2.7% 1/15/2051		198,000	114,145
Public Service Co of Colorado 4.05% 9/15/2049		77,000	57,223
Public Service Co of Colorado 5.25% 4/1/2053		750,000	665,658
Public Service Co of New Hampshire 5.35% 10/1/2033		2,875,000	2,923,705
Public Service Co of Oklahoma 3.15% 8/15/2051		70,000	42,966
Public Service Co of Oklahoma 5.2% 1/15/2035		1,155,000	1,128,769
Public Service Co of Oklahoma 5.25% 1/15/2033		113,000	112,592
Public Service Co of Oklahoma 6.625% 11/15/2037		32,000	34,029
Public Service Electric and Gas Co 2.05% 8/1/2050		88,000	45,187
Public Service Electric and Gas Co 3.6% 12/1/2047		410,000	296,598
Public Service Electric and Gas Co 3.65% 9/1/2028		960,000	939,854
Public Service Electric and Gas Co 3.65% 9/1/2042		625,000	481,081
Public Service Electric and Gas Co 3.95% 5/1/2042		505,000	405,336
Public Service Electric and Gas Co 4.65% 3/15/2033		2,890,000	2,838,843
Public Service Electric and Gas Co 5.375% 11/1/2039		12,000	11,895
Public Service Electric and Gas Co 5.8% 5/1/2037		24,000	25,014
Puget Sound Energy Inc 2.893% 9/15/2051		38,000	22,763
Puget Sound Energy Inc 5.448% 6/1/2053		15,000	13,871
Puget Sound Energy Inc 5.685% 6/15/2054		931,000	889,001
Puget Sound Energy Inc 5.764% 7/15/2040		26,000	25,512
SCE Recovery Funding LLC 4.697% 6/15/2042		28,599	27,278
SCE Recovery Funding LLC 5.112% 12/14/2049		9,000	7,945
Sigeco Securitization I LLC 5.026% 11/15/2038		19,615	19,585
Sigeco Securitization I LLC 5.172% 5/15/2043		8,000	7,755
Southern California Edison Co 1.2% 2/1/2026		1,800,000	1,758,666
Southern California Edison Co 2.25% 6/1/2030		351,000	305,738
Southern California Edison Co 2.5% 6/1/2031		190,000	162,747
Southern California Edison Co 2.85% 8/1/2029		52,000	47,808
Southern California Edison Co 2.95% 2/1/2051		257,000	145,210
Southern California Edison Co 3.6% 2/1/2045		2,937,000	1,967,337
Southern California Edison Co 3.65% 3/1/2028		1,929,000	1,869,578
Southern California Edison Co 3.9% 12/1/2041		595,000	430,056
Southern California Edison Co 4.125% 3/1/2048		139,000	98,281
Southern California Edison Co 4.4% 9/6/2026		900,000	896,269
Southern California Edison Co 4.65% 10/1/2043		550,000	436,269
Southern California Edison Co 4.9% 6/1/2026		2,295,000	2,295,540
Southern California Edison Co 5.2% 6/1/2034		180,000	172,386
Southern California Edison Co 5.25% 3/15/2030		4,475,000	4,498,208
Southern California Edison Co 5.3% 3/1/2028		3,420,000	3,456,319
Southern California Edison Co 5.45% 3/1/2035		365,000	353,107
Southern California Edison Co 5.45% 6/1/2031		240,000	241,714
Southern California Edison Co 5.55% 1/15/2037		443,000	423,038
Southern California Edison Co 5.65% 10/1/2028		500,000	509,943
Southern California Edison Co 5.85% 11/1/2027		2,200,000	2,250,185
Southern California Edison Co 5.875% 12/1/2053		1,079,000	964,797
Southern California Edison Co 5.9% 3/1/2055		108,000	96,977
Southern California Edison Co 5.95% 2/1/2038		8,000	7,811
Southern Co/The 1.875% 9/15/2081 (d)	EUR	1,300,000	1,408,204
Southern Co/The 4.25% 7/1/2036		171,000	154,032
Southern Co/The 4.85% 3/15/2035		334,000	321,434
Southern Co/The 5.2% 6/15/2033		401,000	400,478
Southern Co/The 5.5% 3/15/2029		320,000	331,430
Southern Co/The 5.7% 10/15/2032		616,000	638,012
Southwestern Electric Power Co 3.25% 11/1/2051		100,000	61,798
Southwestern Electric Power Co 3.9% 4/1/2045		36,000	26,404
Southwestern Electric Power Co 5.3% 4/1/2033		1,926,000	1,904,513
Southwestern Public Service Co 4.5% 8/15/2041		35,000	29,524
Southwestern Public Service Co 5.15% 6/1/2052		3,000,000	2,509,720
Swepco Storm Recovery Funding LLC 4.88% 9/1/2041		8,600,000	8,436,479
Tucson Electric Power Co 3.25% 5/15/2032		1,200,000	1,071,468
Tucson Electric Power Co 4.85% 12/1/2048		127,000	107,769
Tucson Electric Power Co 5.5% 4/15/2053		133,000	122,944
Union Electric Co 3.9% 4/1/2052		38,000	28,042
Union Electric Co 4% 4/1/2048		59,000	44,745
Union Electric Co 5.25% 1/15/2054		275,000	248,249
Union Electric Co 5.45% 3/15/2053		240,000	224,612
Virginia Electric and Power Co 5.05% 8/15/2034		672,000	660,320
Virginia Electric and Power Co 5.7% 8/15/2053		250,000	238,181
Virginia Electric and Power Co 6% 1/15/2036		470,000	488,263
Virginia Electric and Power Co 6% 5/15/2037		930,000	958,871
Virginia Electric and Power Co 6.35% 11/30/2037		6,000	6,352
Virginia Electric and Power Co 8.875% 11/15/2038		19,000	24,591
Vistra Operations Co LLC 3.7% 1/30/2027 (c)		2,900,000	2,845,739
Vistra Operations Co LLC 4.3% 7/15/2029 (c)		146,000	142,279
Vistra Operations Co LLC 4.375% 5/1/2029 (c)		1,091,000	1,054,695
Vistra Operations Co LLC 5% 7/31/2027 (c)		383,000	381,884
Vistra Operations Co LLC 5.05% 12/30/2026 (c)		1,530,000	1,533,990
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		770,000	770,702
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		5,829,000	5,825,138
Vistra Operations Co LLC 5.7% 12/30/2034 (c)		1,735,000	1,728,384
Vistra Operations Co LLC 6% 4/15/2034 (c)		3,939,000	3,994,800
Vistra Operations Co LLC 6.95% 10/15/2033 (c)		2,077,000	2,238,643
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		640,000	678,616
Wisconsin Power and Light Co 4.1% 10/15/2044		240,000	183,671
Wisconsin Public Service Corp 4.55% 12/1/2029		2,450,000	2,468,798
Wisconsin Public Service Corp 4.752% 11/1/2044		30,000	26,091
Xcel Energy Inc 1.75% 3/15/2027		2,540,000	2,415,484
Xcel Energy Inc 3.4% 6/1/2030		65,000	61,044
Xcel Energy Inc 4% 6/15/2028		1,700,000	1,674,190
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)		340,000	341,668
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		180,000	187,973
			312,126,177
Gas Utilities - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		478,000	467,781
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (c)		508,000	513,020
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (c)		463,000	467,652
Atmos Energy Corp 2.85% 2/15/2052		27,000	16,175
Atmos Energy Corp 4.15% 1/15/2043		17,000	13,941
Atmos Energy Corp 5.5% 6/15/2041		57,000	56,054
Atmos Energy Corp 5.75% 10/15/2052		77,000	75,588
Boston Gas Co 3.001% 8/1/2029 (c)		15,000	13,882
Boston Gas Co 3.757% 3/16/2032 (c)		320,000	289,577
Brooklyn Union Gas Co/The 3.865% 3/4/2029 (c)		30,000	28,923
Brooklyn Union Gas Co/The 4.273% 3/15/2048 (c)		29,000	21,764
Cameron LNG LLC 3.302% 1/15/2035 (c)		1,404,000	1,177,550
Cameron LNG LLC 3.402% 1/15/2038 (c)		554,000	464,144
CenterPoint Energy Resources Corp 5.25% 3/1/2028		3,110,000	3,173,849
East Ohio Gas Co/The 2% 6/15/2030 (c)		1,960,000	1,718,621
Eastern Energy Gas Holdings LLC 5.65% 10/15/2054		1,580,000	1,456,481
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (c)		1,455,000	1,433,228
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (c)		1,512,000	1,368,961
KeySpan Gas East Corp 5.994% 3/6/2033 (c)		2,860,000	2,925,544
National Fuel Gas Co 5.5% 3/15/2030		3,800,000	3,873,943
Piedmont Natural Gas Co Inc 2.5% 3/15/2031		342,000	300,171
Piedmont Natural Gas Co Inc 3.35% 6/1/2050		83,000	53,491
Piedmont Natural Gas Co Inc 3.5% 6/1/2029		23,000	22,050
Piedmont Natural Gas Co Inc 5.05% 5/15/2052		45,000	38,370
Piedmont Natural Gas Co Inc 5.1% 2/15/2035		2,190,000	2,162,246
Southern California Gas Co 2.55% 2/1/2030		35,000	31,862
Southern California Gas Co 5.05% 9/1/2034		1,360,000	1,340,958
Southern Co Gas Capital Corp 3.15% 9/30/2051		827,000	509,997
			24,015,823
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		3,600,000	3,078,317
AES Corp/The 3.95% 7/15/2030 (c)		9,327,000	8,704,447
AES Corp/The 5.45% 6/1/2028		2,600,000	2,633,988
AES Corp/The 5.8% 3/15/2032		2,500,000	2,478,077
Alpha Generation LLC 6.75% 10/15/2032 (c)		750,000	764,678
Calpine Corp 3.75% 3/1/2031 (c)		350,000	324,741
Calpine Corp 4.625% 2/1/2029 (c)		1,200,000	1,169,516
Calpine Corp 5% 2/1/2031 (c)		3,365,000	3,263,538
Calpine Corp 5.125% 3/15/2028 (c)		2,700,000	2,676,531
Constellation Energy Generation LLC 3.25% 6/1/2025		32,000	31,994
Constellation Energy Generation LLC 5.6% 6/15/2042		184,000	176,435
Constellation Energy Generation LLC 5.75% 10/1/2041		830,000	807,158
Constellation Energy Generation LLC 6.25% 10/1/2039		245,000	254,597
Southern Power Co 5.15% 9/15/2041		150,000	137,004
Sunnova Energy Corp 5.875% 9/1/2026 (c)		255,000	75,863
TerraForm Power Operating LLC 5% 1/31/2028 (c)		645,000	627,108
			27,203,992
Multi-Utilities - 0.1%
Ameren Corp 1.95% 3/15/2027		10,000	9,580
Ameren Corp 3.5% 1/15/2031		119,000	110,924
Ameren Illinois Co 3.25% 3/15/2050		115,000	75,291
Ameren Illinois Co 4.15% 3/15/2046		1,135,000	911,684
Ameren Illinois Co 4.95% 6/1/2033		744,000	741,890
Berkshire Hathaway Energy Co 2.85% 5/15/2051		80,000	47,127
Berkshire Hathaway Energy Co 5.15% 11/15/2043		90,000	82,743
Berkshire Hathaway Energy Co 6.125% 4/1/2036		39,000	40,981
Consumers Energy Co 3.95% 5/15/2043		225,000	179,910
Consumers Energy Co 4.35% 4/15/2049		14,000	11,550
Consumers Energy Co 4.35% 8/31/2064		14,000	10,558
Consumers Energy Co 4.625% 5/15/2033		279,000	271,601
Consumers Energy Co 5.05% 5/15/2035		390,000	387,677
Dominion Energy Inc 4.9% 8/1/2041		1,000	873
Dominion Energy Inc 5% 6/15/2030		3,800,000	3,836,473
Dominion Energy Inc 5.25% 8/1/2033		22,000	21,757
Dominion Energy Inc 6.625% 5/15/2055 (d)		995,000	996,163
Dominion Energy Inc 6.875% 2/1/2055 (d)		280,000	290,058
Dominion Energy Inc 7% 6/1/2054 (d)		736,000	773,407
Dominion Energy Inc 7% 6/15/2038		161,000	178,394
DTE Energy Co 4.875% 6/1/2028		280,000	282,516
DTE Energy Co 4.95% 7/1/2027		5,105,000	5,146,157
DTE Energy Co 5.1% 3/1/2029		300,000	304,147
DTE Energy Co 5.2% 4/1/2030		3,900,000	3,966,863
DTE Energy Co 5.85% 6/1/2034		800,000	824,543
NiSource Inc 2.95% 9/1/2029		11,346,000	10,622,665
NiSource Inc 5.2% 7/1/2029		3,060,000	3,117,652
NiSource Inc 5.25% 3/30/2028		130,000	132,504
NiSource Inc 5.95% 6/15/2041		640,000	632,668
Public Service Enterprise Group Inc 5.2% 4/1/2029		300,000	306,428
Puget Energy Inc 2.379% 6/15/2028		815,000	764,562
Puget Energy Inc 4.1% 6/15/2030		5,379,000	5,122,296
Puget Energy Inc 4.224% 3/15/2032		5,488,000	5,056,928
San Diego Gas & Electric Co 1.7% 10/1/2030		3,975,000	3,413,548
San Diego Gas & Electric Co 2.95% 8/15/2051		80,000	48,730
San Diego Gas & Electric Co 3% 3/15/2032		311,000	273,689
San Diego Gas & Electric Co 3.32% 4/15/2050		139,000	90,360
San Diego Gas & Electric Co 3.75% 6/1/2047		1,210,000	869,854
San Diego Gas & Electric Co 4.5% 8/15/2040		7,000	6,112
San Diego Gas & Electric Co 4.95% 8/15/2028		731,000	743,598
San Diego Gas & Electric Co 5.35% 4/1/2053		336,000	303,908
San Diego Gas & Electric Co 6% 6/1/2039		14,000	14,436
Sempra 4% 2/1/2048		965,000	696,008
Sempra 4.125% 4/1/2052 (d)		3,845,000	3,629,633
Sempra 6.875% 10/1/2054 (d)		830,000	809,218
WEC Energy Group Inc 1.8% 10/15/2030		291,000	252,126
WEC Energy Group Inc 5.6% 9/12/2026		97,000	97,998
			56,507,788
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029		18,000	17,284
Aris Water Holdings LLC 7.25% 4/1/2030 (c)		185,000	186,000
			203,284
TOTAL UTILITIES			420,057,064

TOTAL UNITED STATES			4,579,121,104
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		589,000	581,755
First Quantum Minerals Ltd 8% 3/1/2033 (c)		1,300,000	1,290,048
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		1,235,000	1,296,750

TOTAL ZAMBIA			3,168,553
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,127,009,808)			5,977,328,292

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (i)(o) (Cost $111,017)	6,735	75,163

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1513% (b)(d)(s)		12,927,000	12,745,864
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(e)(s)	EUR	1,325,000	1,343,997
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(e)(s)	EUR	450,000	532,821
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (c)(d)(s)		250,000	255,728
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (d)(e)(s)	EUR	300,000	339,420
Volkswagen International Finance NV 3.875% (d)(e)(s)	EUR	1,300,000	1,459,618
Volkswagen International Finance NV 7.875% (d)(e)(s)	EUR	700,000	941,116
			2,740,154
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (d)(s)		2,750,000	2,719,116
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(e)(s)	EUR	2,200,000	2,348,293
Grand City Properties SA 1.5% (d)(e)(s)	EUR	2,400,000	2,649,383
			7,716,792
TOTAL GERMANY			10,456,946
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (d)(e)(s)	EUR	690,000	806,292
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(e)(s)	EUR	185,000	205,972
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(e)(s)(t)	EUR	770,000	602,084

TOTAL SWEDEN			808,056
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(e)(i)(s)(t)		2,750,000	165,000
UBS Group AG 7% (c)(d)(s)		200,000	202,299
UBS Group AG 9.25% (c)(d)(s)		200,000	229,293
UBS Group AG 9.25% (c)(d)(s)		200,000	218,596
			815,188
Utilities - 0.0%
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (d)(e)(s)	EUR	290,000	337,920
TOTAL SWITZERLAND			1,153,108
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(e)(s)	EUR	1,600,000	1,817,241
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (d)(s)		200,000	197,873
Barclays PLC 8.875% (d)(e)(s)	GBP	300,000	430,369
HSBC Holdings PLC 7.05% (d)(s)		1,335,000	1,335,121
NatWest Group PLC 8.125% (d)(s)		290,000	311,512
			2,274,875
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(e)(s)	GBP	320,000	348,134
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(e)(s)	GBP	635,000	847,436
TOTAL UNITED KINGDOM			5,287,686
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.375% (d)(s)		1,454,000	1,460,381
Energy Transfer LP 6.5% (d)(s)		3,770,000	3,771,824
Energy Transfer LP Series G, 7.125% (d)(s)		2,890,000	2,911,936
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(d)(s)		315,000	314,151
Venture Global LNG Inc 9% (c)(d)(s)		5,840,000	5,598,097
			14,056,389
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.625% (d)(s)		653,000	667,230
BW Real Estate Inc 9.5% (c)(d)(s)		100,000	101,558
Citigroup Inc 3.875% (d)(s)		4,320,000	4,238,132
Citigroup Inc 6.75% (d)(s)		1,425,000	1,414,152
Citigroup Inc 6.95% (d)(s)		623,000	630,305
Citigroup Inc 7.125% (d)(s)		1,520,000	1,542,050
JPMorgan Chase & Co 6.5% (d)(s)		245,000	250,986
US Bancorp 3.7% (d)(s)		4,850,000	4,645,438
Wells Fargo & Co 6.85% (d)(s)		930,000	969,313
Wells Fargo & Co 7.625% (d)(s)		160,000	173,024
			14,632,188
Capital Markets - 0.1%
Charles Schwab Corp/The 4% (d)(s)		220,000	200,717
Charles Schwab Corp/The 5.375% (d)(s)		110,000	111,445
Goldman Sachs Group Inc/The 3.65% (d)(s)		1,750,000	1,712,368
Goldman Sachs Group Inc/The 4.125% (d)(s)		2,505,000	2,444,962
Goldman Sachs Group Inc/The 6.85% (d)(s)		1,080,000	1,114,961
Goldman Sachs Group Inc/The 7.5% (d)(s)		490,000	512,479
State Street Corp 6.7% (d)(s)		431,000	446,073
			6,543,005
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(s)		45,000	39,404
Ally Financial Inc 4.7% (d)(s)		530,000	501,882
American Express Co 3.55% (d)(s)		770,000	750,402
			1,291,688
TOTAL FINANCIALS			22,466,881

Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC 6% 1/31/2033 (i)		71,207	69,879
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(s)		122,000	110,158
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp 7% (c)(d)(s)		2,575,000	2,694,713
TOTAL UTILITIES			2,804,871

TOTAL UNITED STATES			39,398,020
TOTAL PREFERRED SECURITIES (Cost $76,879,564)			72,788,518

Repurchase Agreements - 6.6%
	Maturity Amount ($)	Value ($)
BofA Securities, Inc. 4.4% dated 6/2/2025 due 6/3/2025 (u)	890,208,790	890,100,000
Repurchase Agreements*	1,885,757,723	1,884,700,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,774,800,000)		2,774,800,000

U.S. Government Agency - Mortgage Securities - 26.3%
	Principal Amount (a)	Value ($)
Fannie Mae 2% 11/1/2051	676,777	530,209
Fannie Mae 2% 3/1/2052	3,767,070	2,946,539
Fannie Mae 2.5% 1/1/2052	1,779,499	1,461,123
Fannie Mae 2.5% 3/1/2050	183,988	152,508
Fannie Mae 2.5% 4/1/2052	1,278,820	1,060,413
Fannie Mae 2.5% 4/1/2052	532,312	439,902
Fannie Mae 2.5% 6/1/2052	1,665,573	1,381,113
Fannie Mae 3% 11/1/2036	547,729	513,679
Fannie Mae 3.5% 12/1/2036	104,313	99,533
Fannie Mae 3.5% 5/1/2036	80,166	77,558
Fannie Mae 3.5% 7/1/2047	2,859,189	2,595,047
Fannie Mae 4% 12/1/2054	12,651,955	11,694,935
Fannie Mae 4.5% 10/1/2054	15,730,377	14,858,221
Fannie Mae 5.5% 2/1/2055	2,698,660	2,673,306
Fannie Mae 6.5% 7/1/2054	511,343	530,890
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(d)	998	1,021
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.595%, 6.944% 5/1/2035 (b)(d)	1,098	1,128
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.726% 2/1/2035 (b)(d)	18,759	19,353
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(d)	5,722	5,938
Fannie Mae Mortgage pass-thru certificates 1.334% 10/1/2032 (d)	3,517,882	2,814,496
Fannie Mae Mortgage pass-thru certificates 1.456% 11/1/2032 (d)	5,250,505	4,243,001
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	2,764,570	2,438,338
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	3,880,339	3,411,528
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	901,608	743,858
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	5,568,512	4,118,768
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	79,456	69,782
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	2,416,618	1,792,746
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,450,374	1,071,868
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,890,295	2,549,227
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,740,132	2,416,784
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,505,153	1,327,538
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	32,260	28,453
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,475	11,885
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	548,299	453,123
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (Ac)	9,417,766	7,699,290
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	4,429,412	3,276,229
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,995,080	1,759,651
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,670	12,057
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,905,701	1,573,562
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	3,777,161	3,085,421
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	10,728,802	7,931,762
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	44,281	39,056
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	42,005	37,048
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	573,219	472,523
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,088,516	19,296,457
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	278,501	245,637
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	51,582	45,495
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,051	13,256
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	584,238	481,256
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	1,922,064	1,421,661
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	53,348	46,986
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	53,265	46,913
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	4,807,758	4,234,410
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	314,113	276,654
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	796,621	588,726
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	57,458	50,516
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	55,680	49,040
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,333,246	985,306
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	532,927	399,011
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	44,876	39,454
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	305,450	225,737
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	58,051	51,037
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	59,861	52,573
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2050	6,502,440	4,823,775
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	223,956	165,510
Fannie Mae Mortgage pass-thru certificates 1.56% 10/1/2035	3,186,676	2,404,057
Fannie Mae Mortgage pass-thru certificates 1.565% 1/1/2033 (d)	4,771,718	3,872,923
Fannie Mae Mortgage pass-thru certificates 1.73% 11/1/2031	4,326,552	3,674,098
Fannie Mae Mortgage pass-thru certificates 1.82% 4/1/2032	1,011,200	854,943
Fannie Mae Mortgage pass-thru certificates 1.93% 1/1/2032	6,000,000	5,099,920
Fannie Mae Mortgage pass-thru certificates 1.96% 9/1/2033	248,670	200,078
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	3,712,771	3,378,294
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2041	1,347,563	1,145,960
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	14,889,189	11,655,381
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	78,063	61,694
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	13,356,617	10,509,932
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	5,073,227	4,006,242
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	198,486	155,438
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	1,267,561	1,153,368
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	1,149,119	1,045,956
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	141,310	120,679
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,512,979	1,274,644
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	317,838	268,164
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	36,155	30,507
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	19,637,578	15,384,732
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,165,550	2,516,599
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	29,593	23,397
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	7,605,784	5,932,479
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	7,324,287	5,802,178
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,694,537	3,707,197
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,302,165	2,595,281
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	879,850	691,778
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	163,897	129,427
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	70,878	56,016
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	1,400,610	1,091,157
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	96,168	87,099
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040 (Ac)	9,304,722	7,935,956
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,751,032	2,321,290
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,207,833	1,862,648
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,449,595	1,222,437
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	325,768	274,731
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,549,707	4,347,825
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,149,109	1,691,743
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	871,773	686,245
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	613,747	487,351
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	6,297,406	4,911,950
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,710,620	3,728,730
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,993,493	2,363,912
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	628,993	492,774
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	150,827	119,106
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	120,462	93,960
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	26,116	20,370
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	3,731,405	3,395,249
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	127,797	116,004
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,168,631	1,063,716
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,904,214	3,322,441
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	542,007	463,491
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	763,405	642,783
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	288,989	243,620
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	4,741,725	3,714,826
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,911,539	1,504,134
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,456,634	1,141,176
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	18,442,738	14,385,258
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,146,561	3,274,470
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,370,582	1,863,860
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,932,152	1,530,619
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,645,827	1,299,682
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	724,726	572,304
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,096,682	1,068,078
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	720,075	656,105
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	168,206	152,895
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	151,054	136,785
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	119,177	108,589
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	116,070	105,976
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	60,847	55,746
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	530,337	483,223
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	7,461,784	6,335,811
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	689,636	580,350
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,223,763	1,740,780
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	104,239	81,599
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	35,741	28,034
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	34,598	27,343
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,127	19,858
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,508,115	2,747,278
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,540,327	1,201,930
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,101,121	864,719
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	677,260	535,033
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	469,673	370,893
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	227,412	205,433
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	145,157	131,127
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	189,227	172,121
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	1,972,406	1,674,834
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	38,147,317	29,862,038
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	500,292	395,229
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	166,292	131,370
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	65,115	50,932
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	44,427	34,848
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	32,781	25,897
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,083	20,605
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	22,085	17,447
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	30,889,062	24,064,381
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,203,396	2,530,669
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,052,326	1,614,274
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	864,908	673,813
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	726,920	574,037
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	706,229	559,021
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	710,392	558,320
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	639,371	502,104
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	1,161,114	1,050,706
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	167,776	143,257
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	27,532,625	21,535,559
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,741,823	3,746,020
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,622,506	2,051,280
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	876,312	685,984
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,227	15,051
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052 (r)	15,313,211	11,929,884
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	547,689	428,736
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	9,102,475	8,236,936
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	177,486	161,829
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	10,970,102	9,301,769
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042 (Ac)	3,229,513	2,745,793
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	29,782,163	23,295,112
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,148,321	903,580
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	75,313	59,497
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	365,493	330,511
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	195,736	178,408
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2040	900,197	770,092
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	10,342,084	8,759,459
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	123,385	105,260
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	5,341,704	4,194,885
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	33,778	26,396
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	82,960	75,461
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2040	549,543	469,771
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,621,873	2,217,749
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,754,279	1,491,393
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	483,612	408,220
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (Ab)(Ad)	11,093,144	8,704,605
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,216,476	1,745,466
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,944,266	1,537,177
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,251,138	2,538,922
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,300,288	1,804,997
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	395,436	312,269
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	392,814	308,971
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	102,571	80,358
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	20,670	16,194
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2031	374,267	354,490
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	2,214,130	1,891,661
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	914,914	772,253
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	737,427	623,314
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	93,866	79,274
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	700,489	590,425
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	294,324	248,284
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	6,194,375	4,860,622
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	7,123,571	5,563,034
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	197,046	153,880
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	55,871	43,631
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2040	263,665	225,148
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	478,777	403,858
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	5,705,382	4,476,918
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	53,818	42,096
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	31,782	24,820
Fannie Mae Mortgage pass-thru certificates 2.02% 1/1/2032	4,000,000	3,438,732
Fannie Mae Mortgage pass-thru certificates 2.07% 5/1/2032	443,451	374,187
Fannie Mae Mortgage pass-thru certificates 2.11% 1/1/2032	4,969,576	4,306,940
Fannie Mae Mortgage pass-thru certificates 2.14% 8/1/2036	358,394	278,634
Fannie Mae Mortgage pass-thru certificates 2.2% 10/1/2026	165,724	160,443
Fannie Mae Mortgage pass-thru certificates 2.25% 4/1/2033	1,272,605	1,076,447
Fannie Mae Mortgage pass-thru certificates 2.39% 3/1/2032	222,533	196,002
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	583,193	558,079
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	15,425,242	12,665,464
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,861,747	5,706,996
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	313,467	258,167
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,095,705	14,055,223
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,173,543	2,597,821
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	840,116	685,345
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	755,494	623,395
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	440,883	359,661
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	572,823	548,405
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	323,529	289,445
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2035	494,227	468,410
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	344,335	312,963
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	517,003	449,495
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	273,959	238,204
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	232,642	195,963
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	12,548,633	10,327,046
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	11,319,183	9,400,150
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	22,436,086	18,365,886
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,818,543	1,503,979
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	831,190	684,038
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	546,037	454,487
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	179,788	148,015
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	329,638	319,171
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	97,637	94,790
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	374,756	358,937
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	139,422	132,889
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	36,612	34,883
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	7,667	7,364
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,020,175	1,764,343
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,310,888	1,145,523
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	380,148	333,383
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	522,509	432,128
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	977,009	802,209
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	501,927	424,831
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	430,814	359,121
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	24,221,516	19,827,415
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,417,059	6,113,229
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,858,156	4,025,404
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,909,619	3,217,468
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,307,619	2,722,044
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,809,502	1,489,717
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	398,720	331,620
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,042,259	996,938
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	259,274	247,014
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	2,652,729	2,536,060
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	16,066,544	13,187,008
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,268,643	3,512,930
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,361,243	1,952,805
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	904,464	740,383
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2034	742,207	620,719
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	594,588	555,846
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	498,939	466,429
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	320,817	307,272
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	199,061	185,655
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	4,135,665	3,857,146
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	1,082,977	1,005,644
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	347,138	305,335
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	200,595	174,736
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	141,155	122,756
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	6,211,324	5,100,037
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	4,672,377	3,893,372
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	14,876	12,251
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	17,753,437	14,516,087
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,023,038	3,357,323
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,483,275	2,870,957
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,286,664	1,068,525
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	2,977,572	2,764,018
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	107,377	95,117
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	218,846	193,603
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	492,184	427,749
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	153,093	134,857
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	64,716	56,245
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	131,648	109,287
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,035,084	2,506,295
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	594,615	492,876
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	645,319	535,510
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	539,095	444,328
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	40,659	33,677
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,703,512	6,296,365
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,775,157	2,289,919
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,154,251	1,775,560
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,011,933	838,474
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	575,677	476,999
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2062	1,015,056	781,427
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	284,887	275,259
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	562,633	539,864
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	577,092	552,471
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	5,740,963	5,222,284
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	322,729	283,764
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	598,474	517,121
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	57,726	51,257
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,389	5,494
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	5,729	4,997
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	15,522,960	12,745,699
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	4,322,570	3,603,238
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,423,412	1,989,832
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,038,459	1,662,923
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	613,126	508,795
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	13,011,374	10,707,865
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,256,184	5,933,014
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,460,001	3,645,323
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,327,335	1,915,308
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	208,900	172,961
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	726,513	697,103
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	708,910	679,896
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	655,337	628,822
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	642,778	616,756
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	610,547	585,301
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	506,702	486,164
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,318,445	1,229,654
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	484,654	448,834
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	78,525	69,550
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	3,921,780	3,444,506
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	244,427	215,660
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	193,327	170,566
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	230,909	200,938
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	4,631,366	3,847,621
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	103,843	87,633
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,639,709	3,825,554
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	2,504,979	2,065,416
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	637,419	528,555
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,319,585	12,621,797
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,262,903	6,771,650
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,735,010	3,880,457
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,035,950	2,514,600
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,981,699	2,472,460
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,242,249	1,859,299
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,133,412	934,172
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	731,542	602,945
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	5,896,633	4,876,660
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,206,309	3,473,462
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	4,703,120	3,854,321
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	810,728	662,891
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	72,130	70,308
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	895,849	858,801
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	575,153	551,364
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	559,330	536,948
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	759,279	702,925
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	784,028	725,347
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2041	2,269,324	1,989,767
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	159,024	136,656
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	12,780	11,189
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	9,780,388	8,015,266
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	7,015,792	5,817,578
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,283,979	2,711,826
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	62,320	60,747
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	60,067	58,550
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	121,622	112,671
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	201,878	186,706
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	225,069	198,885
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	222,114	194,801
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	198,998	175,232
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	257,892	217,232
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,716,008	3,881,095
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,918,702	3,254,333
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,181,111	963,889
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	615,252	511,712
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	4,845,847	3,966,747
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	790,466	647,806
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	126,566	123,242
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	41,975	40,893
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	39,426	38,431
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	479,934	460,302
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	8,535,727	7,024,579
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	5,947,317	4,894,415
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	4,887,596	4,023,833
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,950,391	3,252,256
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,824,307	3,148,454
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,952,223	2,439,715
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,283,012	1,868,844
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	3,388,341	3,154,857
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	1,696,287	1,484,901
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	537,119	452,435
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	993,438	813,215
Fannie Mae Mortgage pass-thru certificates 2.51% 10/1/2030	737,087	666,877
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2027	311,025	299,687
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2028	357,890	339,780
Fannie Mae Mortgage pass-thru certificates 2.61% 6/1/2026	296,122	290,419
Fannie Mae Mortgage pass-thru certificates 2.62% 5/1/2026	145,517	142,922
Fannie Mae Mortgage pass-thru certificates 2.66% 8/1/2029	647,283	606,913
Fannie Mae Mortgage pass-thru certificates 2.67% 4/1/2034	585,106	494,427
Fannie Mae Mortgage pass-thru certificates 2.69% 12/1/2028	441,052	419,203
Fannie Mae Mortgage pass-thru certificates 2.73% 7/1/2028	282,173	269,576
Fannie Mae Mortgage pass-thru certificates 2.78% 4/1/2026	204,787	201,598
Fannie Mae Mortgage pass-thru certificates 2.81% 5/1/2026	117,021	115,114
Fannie Mae Mortgage pass-thru certificates 2.83% 10/1/2027	595,000	569,213
Fannie Mae Mortgage pass-thru certificates 2.83% 4/1/2030	636,814	594,874
Fannie Mae Mortgage pass-thru certificates 2.835% 8/1/2029	465,159	434,323
Fannie Mae Mortgage pass-thru certificates 2.84% 11/1/2031	130,917	117,695
Fannie Mae Mortgage pass-thru certificates 2.86% 12/1/2029	577,197	542,976
Fannie Mae Mortgage pass-thru certificates 2.87% 8/1/2031	221,057	204,113
Fannie Mae Mortgage pass-thru certificates 2.9% 5/1/2029	98,818	93,538
Fannie Mae Mortgage pass-thru certificates 2.97% 4/1/2028	174,761	168,647
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	462,433	450,982
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	37,621	36,401
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	159,526	152,217
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2041	224,624	207,010
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2042	310,352	280,778
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	775,537	695,464
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	546,502	489,827
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	253,626	228,663
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	233,850	210,872
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	214,327	193,313
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	162,769	146,579
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	153,939	137,815
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	149,040	134,262
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	120,728	109,062
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	52,193	46,997
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,088	40,434
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	6,179	5,523
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	2,042,170	1,786,943
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	601,137	518,493
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	1,441,668	1,239,865
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	12,366,901	10,591,358
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	716,671	610,642
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	256,654	220,528
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	95,538	94,022
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	2,151,404	2,051,491
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	2,051,897	1,924,339
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	195,739	175,587
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	147,667	132,344
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	103,088	92,463
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	366,963	328,332
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	255,731	228,245
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	5,312,292	4,620,148
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	16,282	14,125
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,434,741	3,810,508
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,918,120	1,649,924
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2028	8,988	8,796
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	66,138	63,818
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	49,467	47,804
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	192,961	187,487
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	464,691	418,270
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	110,743	99,890
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	7,913	7,098
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,606,234	1,405,489
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	959,902	839,935
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	827,082	726,299
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	2,090,067	1,811,219
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	568,415	490,270
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	280,043	241,018
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,988,452	2,570,600
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,235,161	1,925,430
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,493,043	1,281,949
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,398,606	1,202,176
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	42,582	36,855
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	36,013	31,169
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	18,463	18,061
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	400,597	388,204
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	333,759	323,398
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	1,622,561	1,544,166
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	217,079	206,794
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	177,441	169,311
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2035	146,091	139,215
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	1,414,048	1,323,491
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	295,263	264,319
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	293,123	263,208
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	268,205	240,600
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	166,669	149,875
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	99,740	89,937
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	629,030	563,369
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	141,997	124,250
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	107,513	94,076
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	391,698	352,484
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	695,716	600,070
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	426,066	367,491
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	2,608,733	2,245,197
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,074,578	2,650,449
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,744,913	1,499,299
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,260,567	1,084,312
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	972,753	837,956
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	68,643	67,743
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	333,509	325,075
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	305,413	296,644
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	131,879	128,251
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	54,659	51,602
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	954,808	854,965
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	296,647	267,717
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	60,296	54,615
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,628	35,689
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,190	12,825
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2044	575,112	515,559
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	286,439	253,103
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	16,271	14,374
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,265,375	1,095,763
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	11,024,783	9,472,938
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (Ad)	4,309,871	3,701,868
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,549,334	2,189,694
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,979,925	1,695,663
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	753,963	647,600
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	153,911	148,956
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	44,419	41,352
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,490,937	1,312,523
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	20,667,016	17,841,893
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,346,703	9,683,946
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,839,987	3,318,071
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,333,932	2,005,409
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,211,691	1,042,648
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,206,330	1,029,553
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	726,177	629,634
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	719,165	613,778
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2061	321,654	269,694
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	195,530	192,721
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	30,571	28,862
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	481,505	454,479
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	21,118	20,239
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	517,948	463,992
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	417,340	373,287
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	204,058	182,579
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,365	4,845
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	4,854,719	4,350,028
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,694,866	1,514,872
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,343,617	8,957,148
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	21,731,823	18,516,661
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,931,784	3,377,733
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,315,794	2,871,342
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,580,709	1,366,606
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,048	2,019
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	207,773	202,414
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	402,697	380,270
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	242,039	215,156
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	221,916	198,693
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	114,937	102,907
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	40,293	36,310
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	491,382	430,584
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	321,143	278,097
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	254,460	219,080
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	4,097,984	3,520,512
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,925,556	1,650,002
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	703,932	609,246
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	91,629	89,203
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	55,021	51,756
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	177,461	158,794
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	78,125	70,438
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,938	8,115
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,978,664	1,702,930
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,927,238	1,662,887
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	797,046	685,227
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	9,886,232	8,507,006
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	8,728,414	7,439,343
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2062	606,416	507,507
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2063	2,654,537	2,214,936
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	542,350	523,965
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	111,899	108,042
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	388,717	378,285
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	14,982	14,182
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	58,946	55,448
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	321,039	289,171
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	527,534	470,711
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	283,544	253,606
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	221,653	198,533
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	208,117	186,065
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	3,086,521	2,667,014
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,943,363	2,546,072
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,058,362	1,776,668
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,876,382	1,623,111
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	2,324,639	2,004,688
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	10,271,414	8,819,193
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2028	65,892	64,586
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	60,525	56,932
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	29,534	26,980
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	277,772	247,815
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	216,594	193,721
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	52,830	47,432
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	31,967	28,577
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	312,632	274,537
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	4,905,442	4,241,780
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,788,321	3,253,895
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,339,402	1,155,682
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	665,800	573,955
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,807,173	8,489,545
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	104,011	100,484
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	86,049	83,084
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	866,020	825,802
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	647,640	627,601
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	416,470	374,639
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	171,196	155,321
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	148,379	133,456
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	142,039	127,914
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	93,057	83,962
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	70,422	62,889
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	51,468	45,679
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	162,854	142,501
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	4,346,058	3,770,299
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	412,269	359,456
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	7,223,560	6,204,516
Fannie Mae Mortgage pass-thru certificates 3.09% 10/1/2025	321,808	319,353
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	693,906	630,435
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	182,845	166,751
Fannie Mae Mortgage pass-thru certificates 3.13% 2/1/2026	227,795	225,293
Fannie Mae Mortgage pass-thru certificates 3.13% 3/1/2027	372,757	364,846
Fannie Mae Mortgage pass-thru certificates 3.13% 5/1/2032	336,436	307,094
Fannie Mae Mortgage pass-thru certificates 3.13% 7/1/2036	318,850	294,431
Fannie Mae Mortgage pass-thru certificates 3.16% 8/1/2033	429,760	381,887
Fannie Mae Mortgage pass-thru certificates 3.17% 1/1/2029	492,542	472,934
Fannie Mae Mortgage pass-thru certificates 3.19% 11/1/2027	250,000	244,519
Fannie Mae Mortgage pass-thru certificates 3.26% 5/1/2032	429,906	396,295
Fannie Mae Mortgage pass-thru certificates 3.27% 12/1/2028	243,211	235,947
Fannie Mae Mortgage pass-thru certificates 3.32% 3/1/2029	904,487	873,219
Fannie Mae Mortgage pass-thru certificates 3.35% 1/1/2029	242,255	234,369
Fannie Mae Mortgage pass-thru certificates 3.37% 1/1/2029	453,944	441,766
Fannie Mae Mortgage pass-thru certificates 3.42% 5/1/2030	378,605	362,203
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	272,890	267,988
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	6,382	5,953
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	504,533	466,729
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	59,096	54,517
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	247,935	228,736
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	488,411	443,290
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	283,230	257,065
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	264,647	240,198
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,584,516	1,436,647
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	321,235	291,257
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	159,418	144,391
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	128,615	116,612
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	104,740	94,868
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	995,060	919,530
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	206,536	187,778
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,573,360	1,454,321
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,223,361	1,105,754
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	11,383,089	10,164,288
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	303,929	272,242
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	8,380	8,077
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	360,097	334,244
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	306,486	284,602
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	241,124	224,932
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	426,102	397,127
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	111,608	103,161
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	13,956	12,911
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	13,835	12,873
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,074,385	964,721
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	177,943	161,670
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	42,059	38,134
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	193,985	176,549
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	14,187	12,912
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	6,841	6,589
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	107,067	103,437
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	267,086	246,997
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	58,570	54,118
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,351	7,703
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	814,298	739,070
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	25,999	23,597
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	716,358	647,491
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	258,692	233,823
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	897,258	805,113
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2052	97,429	86,510
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2053	29,322	26,024
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	74,277	73,204
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	339,137	333,161
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	1,653	1,618
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	2,661,509	2,575,438
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2036	1,215,450	1,176,144
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	10,987	10,212
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,434,677	1,331,423
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	633,607	587,435
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	17,339	16,009
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	127,093	115,351
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	106,739	97,178
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,323,225	2,106,419
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,331,504	1,207,246
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	409,552	371,332
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	402,433	364,878
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	224,489	203,540
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	206,197	186,954
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	371,271	335,231
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2054	15,517,888	13,771,505
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	332,576	308,426
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	1,800,613	1,666,481
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	168,447	153,359
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	67,423	61,067
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	5,742,276	5,109,140
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	717,340	641,431
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	386,598	378,566
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	216,147	210,441
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	7,947	7,643
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	659,948	610,276
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	454,749	420,421
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	246,089	227,518
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	301,083	279,320
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	154,815	139,932
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	2,249,658	2,018,627
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	2,480,189	2,214,632
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	22,826	20,261
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	40,318	35,786
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2061	4,051,609	3,579,181
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	39,044	36,157
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	6,295	5,822
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	361,054	333,510
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	31,488	29,029
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	4,475	4,048
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	641,677	579,188
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	34,653	31,127
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	13,569,695	12,070,125
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053	353,351	316,953
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053	80,327	71,300
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	86,595	85,345
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2032	21,110	20,371
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	656,385	608,513
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	260,104	239,735
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	105,244	97,312
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,593	3,333
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	16,299	14,793
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	2,340,493	2,122,807
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,361,460	2,121,161
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	42,938	38,837
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	13,939,416	12,398,989
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	8,054,550	7,189,623
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,420,616	2,154,630
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	349,593	314,347
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	335,082	299,937
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2056	544,762	485,129
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	12,019	11,660
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	10,448	10,074
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	2,469	2,375
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	292,712	281,416
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	95,925	90,138
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	271,541	251,440
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	11,718	10,859
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	699,643	643,931
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	44,561	41,007
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	16,117	14,848
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	1,031,305	936,673
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	616,248	559,702
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	6,987	6,333
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	52,926	47,871
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	15,345	13,927
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	12,234	11,104
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	5,084	4,615
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,279,408	1,159,212
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	882,028	797,235
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	10,653,196	9,465,938
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	2,563,089	2,282,248
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2062	5,141,702	4,520,475
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	28,013	27,062
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	27,322	26,333
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	20,675	19,890
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	498,929	482,794
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	161,177	155,713
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	15,330	14,178
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,468	4,140
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,711	3,438
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	439,243	398,664
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	141,228	128,181
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	123,359	111,886
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	114,807	103,842
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	2,942,231	2,722,711
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	340,731	307,976
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	86,303	77,494
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,712,662	3,341,827
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	2,857,596	2,551,630
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	12,419,203	11,035,130
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	531,441	477,363
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	32,232	31,021
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	625,499	604,294
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,520,703	1,404,794
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	791,779	732,768
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	527,927	488,250
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	612,935	568,206
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	126,677	117,074
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	71,508	65,853
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	8,597	7,932
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,624	4,269
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	14,570	13,343
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	229,674	208,599
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	219,722	199,424
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	42,295	38,361
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	27,391	24,313
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2056	745,005	663,588
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	47,318	43,735
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,344	18,807
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	412,412	373,925
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	756,443	687,505
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	456,862	412,942
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	125,190	113,937
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	148,035	132,925
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	532,432	475,258
Fannie Mae Mortgage pass-thru certificates 3.55% 8/1/2028	209,430	205,554
Fannie Mae Mortgage pass-thru certificates 3.67% 7/1/2033	2,000,000	1,876,967
Fannie Mae Mortgage pass-thru certificates 3.71% 9/1/2030	733,284	704,951
Fannie Mae Mortgage pass-thru certificates 3.75% 7/1/2033	4,000,000	3,738,520
Fannie Mae Mortgage pass-thru certificates 3.75% 9/1/2034	389,300	358,019
Fannie Mae Mortgage pass-thru certificates 3.77% 9/1/2032	2,000,000	1,889,165
Fannie Mae Mortgage pass-thru certificates 3.78% 8/1/2030	473,588	458,329
Fannie Mae Mortgage pass-thru certificates 3.785% 12/1/2026 (d)	35,497	35,272
Fannie Mae Mortgage pass-thru certificates 3.81% 12/1/2028	468,084	461,581
Fannie Mae Mortgage pass-thru certificates 3.83% 9/1/2032	6,000,000	5,689,865
Fannie Mae Mortgage pass-thru certificates 3.84% 10/1/2027	132,524	131,226
Fannie Mae Mortgage pass-thru certificates 3.88% 12/1/2028	8,484	8,387
Fannie Mae Mortgage pass-thru certificates 3.895% 2/1/2033	559,653	530,707
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2038	126,394	121,316
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	693,270	661,482
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	476,631	455,465
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	412,004	393,099
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	292,969	279,335
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	273,978	261,669
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	154,113	146,826
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,174	3,037
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	362,072	344,067
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	52,163	49,638
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	46,228	43,952
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	12,910	12,312
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	329,888	308,595
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	62,789	58,775
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	51,593	48,263
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	307,705	287,362
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	132,219	124,098
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	962,509	897,975
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	398,944	371,822
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	141,631	132,002
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	73,833	68,813
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	28,154	26,320
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	23,522	21,923
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	5,324,683	4,967,672
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	82,826	77,305
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2054	6,145,838	5,639,181
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2031	5,000,000	4,833,254
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	360,810	344,755
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	83,415	79,570
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	229,943	218,974
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	98,622	93,821
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	59,466	56,108
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,274,844	1,198,929
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	605,118	571,282
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	53,997	50,546
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,538,569	1,444,065
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	2,931,533	2,736,811
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	1,405,876	1,311,615
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	858,162	802,233
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	711,418	665,942
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	93,263	87,068
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	136,428	125,245
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,537,398	1,467,178
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,926	7,609
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	241,365	229,604
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	131,897	125,608
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	58,222	54,500
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	88,208	82,625
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	29,006	27,061
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,853,985	1,724,464
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	796,796	741,629
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	674,886	619,565
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	114,591	106,953
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,256	18,912
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	474,923	453,988
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	238,701	227,631
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	96,306	91,905
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	239,152	227,203
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	144,918	138,073
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	91,015	86,694
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	38,569	36,673
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,866	2,726
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,164	2,059
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	87,934	83,291
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	64,656	61,509
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	552,162	520,656
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	426,032	398,799
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	368,644	344,848
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	239,524	225,036
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	182,218	170,457
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	75,247	70,390
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	60,262	56,410
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	26,508	24,797
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	875,699	816,985
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	143,811	134,168
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	86,750	81,096
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	82,999	77,356
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	15,045	14,036
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	71,552	66,575
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,160,943	1,072,946
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	67,035	62,567
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	689,848	636,966
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	132,903	127,564
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	50,709	48,529
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	48,107	46,039
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	574,812	548,552
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	155,992	148,791
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	264,447	251,119
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2043	508,072	482,627
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	783,220	731,196
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	97,237	90,627
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	85,663	80,428
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	15,212	14,178
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	5,306	4,961
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	1,269,185	1,179,329
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	716,936	670,883
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	54,381	50,756
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	6,978,377	6,410,720
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	896,956	858,941
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	345,428	330,598
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	107,818	103,118
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	232,853	221,841
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	105,953	100,612
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	1,248,120	1,176,588
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	2,131,861	2,026,287
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	650,581	611,637
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	200,021	187,110
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	356,416	333,855
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	317,284	297,200
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	68,385	63,735
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	62,725	58,892
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,661,003	1,546,521
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	1,100,289	1,016,974
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	264,720	251,435
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	109,391	104,054
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	71,908	68,408
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	58,312	55,479
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	41,952	39,841
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	25,926	24,634
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,414	18,441
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	6,728,532	6,343,159
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	146,557	137,005
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	89,014	83,212
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	470,159	439,811
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	111,751	104,467
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	109,489	102,353
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	24,644	22,969
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	284,465	266,370
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	9,962,461	9,151,246
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,217,444	1,128,683
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	238,805	222,364
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	150,156	137,754
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	492,063	451,498
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	221,669	211,642
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	1,622,276	1,547,472
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2042	3,227	3,065
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	196,908	184,074
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	160,714	150,240
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	511,203	478,205
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	126,909	119,352
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,472,241	2,306,482
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	197,990	184,963
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	2,362,480	2,195,220
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	28,167,761	25,876,450
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	8,931,636	8,277,660
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	160,262	147,376
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	91,048	83,528
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	535,729	512,301
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	447,444	428,276
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	188,776	180,519
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	35,761	34,039
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2043	109,066	103,886
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	99,479	93,338
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	69,990	65,429
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	23,113	21,606
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	17,092	15,978
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,711,906	1,598,195
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	84,043	78,461
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	9,615,916	8,833,707
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	665,020	614,249
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	644,177	594,998
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	95,937	88,013
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	361,783	332,325
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2037	3,317,390	3,227,362
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	57,288	55,081
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	105,617	100,128
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	23,485	22,369
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	34,716	32,959
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	127,652	119,651
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	28,956	27,141
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,412,501	1,326,623
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	266,694	249,479
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	15,999	14,872
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	6,986,721	6,418,384
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	2,514,077	2,315,854
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	757,633	695,056
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	701,107	643,856
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2053	782,450	720,146
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	112,616	107,462
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	80,761	76,372
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	23,850	22,550
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	18,162	17,165
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	306,236	285,703
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	253,857	236,836
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	289,685	269,990
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	76,814	71,520
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	42,651	39,711
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	319,268	298,261
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,768,760	2,542,669
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	299,789	275,497
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2059	306,766	280,350
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	329,955	317,128
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	110,098	105,055
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	163,510	154,123
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	76,825	72,558
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	58,122	54,407
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,649,461	1,548,146
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	206,989	195,310
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	99,391	92,727
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	174,669	162,466
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	88,098	82,253
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	479,184	440,204
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	143,423	133,818
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	88,697	81,704
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	27,525	25,255
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2062	1,303,645	1,188,536
Fannie Mae Mortgage pass-thru certificates 4.11% 4/1/2033	3,436,169	3,300,671
Fannie Mae Mortgage pass-thru certificates 4.24% 3/1/2033	5,330,228	5,183,333
Fannie Mae Mortgage pass-thru certificates 4.32% 3/1/2030	1,900,000	1,893,099
Fannie Mae Mortgage pass-thru certificates 4.32% 7/1/2033	509,927	496,947
Fannie Mae Mortgage pass-thru certificates 4.33% 1/1/2033	731,382	715,169
Fannie Mae Mortgage pass-thru certificates 4.37% 10/1/2030	2,500,000	2,470,471
Fannie Mae Mortgage pass-thru certificates 4.37% 5/1/2033	487,100	474,969
Fannie Mae Mortgage pass-thru certificates 4.45% 10/1/2033	2,000,000	1,954,600
Fannie Mae Mortgage pass-thru certificates 4.48% 4/1/2033	446,114	438,560
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	91,666	90,073
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	86,326	84,877
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	216,448	211,301
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	38,452	37,632
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	50,389	48,481
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	32,471	31,181
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	164,627	157,827
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	7,054	6,938
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	58,215	57,188
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	55,976	55,078
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	46,226	45,533
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	45,673	44,824
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	20,099	19,747
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	931,530	916,024
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	158,935	155,505
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	84,469	82,685
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,365,177	1,323,722
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	141,717	140,129
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	3,287	3,157
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	70,404	67,672
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	45,080	43,133
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	5,631,422	5,331,512
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	4,436,377	4,200,110
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	3,102,019	2,936,816
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2030	1,645	1,638
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	65,463	64,204
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	44,467	43,699
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	20,403	20,019
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	18,851	18,534
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	14,696	14,444
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	281,993	276,765
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	103,343	101,687
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	25,597	25,194
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,125,339	1,106,024
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	45,787	44,880
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	20,058	19,720
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	374,766	363,386
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	60,988	59,136
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	4,641	4,500
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	89,400	86,239
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	109,571	105,319
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	88,767	85,322
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	310,800	297,962
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	6,242,979	5,910,500
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	719,698	682,269
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	215,262	211,807
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	12,837	12,633
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	334,100	328,213
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	207,920	204,479
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	112,204	110,320
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	52,047	51,132
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	43,688	42,915
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	33,102	32,485
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	11,281	11,026
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	4,720	4,618
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	7,320	7,061
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	117,323	112,770
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,752,587	1,682,390
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	11,438,856	10,820,367
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	4,365,024	4,139,378
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2061	205,335	194,737
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2038	69,137	68,336
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2039	210,871	207,630
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	642,780	632,041
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	355,312	349,222
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	279,419	274,754
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	30,196	29,662
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	11,723	11,477
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	650,020	635,512
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	7,853	7,666
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	433,155	420,814
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	55,575	53,453
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	984,404	943,130
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	67,717	64,942
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2051	584,487	559,250
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	857,540	842,224
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,250	13,045
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2042	14,026	13,730
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,770	5,606
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	380,633	368,480
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	871,477	857,059
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	780,935	768,436
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	14,618	14,101
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	14,009	13,452
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	26,138	25,034
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	1,212,957	1,164,753
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	21,771	21,433
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	72,220	70,810
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	67,904	66,764
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	13,900	13,633
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	993	977
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2042	183,635	179,962
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	220,392	213,355
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	116,620	112,313
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	21,076	20,239
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	990,309	973,235
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	8,141	8,015
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	18,376	18,011
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2042	9,219	9,023
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	23,019	22,364
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,212	2,149
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	83,443	80,623
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	121,106	116,293
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	70,987	67,966
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	120,272	115,041
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	118,862	117,030
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	8,812	8,667
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	25,737	25,431
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	7,929	7,766
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	248,532	241,451
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	358,723	346,597
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	384,869	370,656
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	27,530	26,514
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	61,521	59,000
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2052	22,701,100	21,500,984
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	2,445,674	2,316,954
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	971,584	920,448
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,618	1,605
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	73,130	71,933
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	113,059	110,790
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	100,379	98,250
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	19,369	18,969
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	13,508	13,217
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	30,925	30,044
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	160,580	155,453
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	239,104	229,602
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,660,444	1,599,126
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	34,733	33,244
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	34,478	33,011
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,868	1,789
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	4,939,718	4,678,575
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	166,832	164,209
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	155,799	153,012
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	80,065	78,580
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	56,566	55,449
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	49,453	48,582
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	37,926	37,267
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	3,952	3,883
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	6,498	6,366
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2043	205,277	200,825
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	127,918	125,102
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	22,175	21,536
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	7,411	7,186
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,936	1,881
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	1,647,272	1,586,441
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	476,704	457,164
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	3,675,195	3,480,902
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	1,285,542	1,217,580
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	579,923	549,265
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	363,512	346,226
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	3,823,386	3,626,934
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	20,962	20,603
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,179	12,945
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	16,675	16,336
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	898,653	883,449
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	82,686	81,078
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	97,861	94,388
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	7,891	7,651
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	140,421	133,823
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,081,686	1,038,022
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	6,662,480	6,307,659
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	165,556	156,804
Fannie Mae Mortgage pass-thru certificates 4.51% 10/1/2033	3,050,000	2,993,673
Fannie Mae Mortgage pass-thru certificates 4.51% 7/1/2033	2,938,829	2,887,092
Fannie Mae Mortgage pass-thru certificates 4.55% 9/1/2033	3,115,000	3,070,009
Fannie Mae Mortgage pass-thru certificates 4.56% 1/1/2033	1,446,165	1,432,598
Fannie Mae Mortgage pass-thru certificates 4.7% 9/1/2033	3,907,344	3,886,918
Fannie Mae Mortgage pass-thru certificates 4.73% 10/1/2032	536,805	533,651
Fannie Mae Mortgage pass-thru certificates 4.8% 12/1/2030	1,992,850	2,006,528
Fannie Mae Mortgage pass-thru certificates 4.81% 9/1/2029	2,934,789	2,968,313
Fannie Mae Mortgage pass-thru certificates 4.83% 2/1/2034	2,429,000	2,432,743
Fannie Mae Mortgage pass-thru certificates 4.88% 12/1/2032	234,042	236,290
Fannie Mae Mortgage pass-thru certificates 4.97% 1/1/2032	858,880	869,312
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2030	2,428	2,441
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2042	245,987	247,220
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2048	141,993	140,945
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	39,517	39,003
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	48,074	46,716
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,361,036	4,230,714
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	62,002	62,332
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	7,010	7,046
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	201,165	202,176
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	27,044	26,741
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	6,031,692	5,908,463
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	2,223,917	2,178,482
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	361,140	352,633
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	8,692,008	8,418,681
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	33,905	34,085
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	352,121	354,031
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,598,021	2,544,943
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,619,326	1,585,737
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,012,793	994,950
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	31,060	30,183
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	1,876,507	1,820,431
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2033	20,023	20,129
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2034	448,575	445,571
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,754,693	1,718,296
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	4,960,142	4,813,079
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2030	86,322	86,818
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	635,607	639,057
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	886,966	891,955
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	55,525	55,802
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	41,478	41,687
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	1,137,702	1,125,391
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	583,142	566,491
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	39,069	37,946
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	3,939,148	3,825,126
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	198,185	199,148
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	460,418	463,046
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	143,721	143,603
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	103,742	103,657
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	81,577	81,510
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	934,671	924,558
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	30,617	29,673
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	75,945	76,325
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	15,086	15,162
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	1,128,597	1,096,546
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2033	2,986	3,002
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	50,833	51,129
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	26,908	27,045
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	335,288	336,996
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	69,082	69,489
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	159,407	158,230
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	437,237	424,751
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2031	23,346	23,556
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	38,272	38,485
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	6,506,678	6,541,782
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	731,323	735,270
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	221,129	222,363
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	8,827	8,873
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	77,799	78,193
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	100,521	100,991
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	38,352	38,545
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	26,675	26,814
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	11,515	11,573
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	22,169	22,279
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	37,228	36,953
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	17,932	17,738
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	9,343,898	9,094,601
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	6,408,282	6,220,786
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	5,978,023	5,803,116
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	1,456,176	1,416,301
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2029	28,653	28,784
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	44,078	44,308
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	32,806	32,977
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	23,030	23,150
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	768,040	772,390
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	362,767	364,801
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	35,858	36,055
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	52,132	52,418
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	5,811	5,843
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	26,541	26,694
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	9,276	9,323
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	35,737	35,917
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	22,717	22,832
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	18,680	18,736
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	15,949	16,030
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	11,937,803	11,619,300
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	71,178	69,591
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	57,672	56,710
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	46,825	46,029
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	2,192,926	2,139,044
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	1,267,284	1,228,370
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	1,928,394	1,867,754
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	78,818	79,227
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	8,913	8,960
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	15,911	15,994
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,204	3,220
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	67,919	67,184
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	6,996,098	6,875,029
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,154,990	1,122,731
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	7,649,931	7,421,326
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	3,806,655	3,701,227
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	2,603,723	2,551,139
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	64,660	65,005
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	40,218	40,432
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	12,251	12,315
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	342,496	338,790
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	35,355	34,972
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	4,298,523	4,174,837
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	1,002,316	977,140
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	464,955	452,550
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	4,303,426	4,182,894
Fannie Mae Mortgage pass-thru certificates 5.1% 6/1/2029	2,538,820	2,589,115
Fannie Mae Mortgage pass-thru certificates 5.17% 8/1/2028	2,347,706	2,397,932
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (d)	139,550	140,027
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	201,126	206,938
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	128,710	132,429
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	3,043,917	3,030,539
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,224,573	3,232,570
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	763,828	757,321
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,108,051	3,084,678
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	602,152	603,457
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	2,498	2,566
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	22,245,188	22,147,419
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,722,790	1,709,834
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	454,638	451,077
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	2,939,504	2,914,643
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	28,569	29,379
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	3,164,296	3,150,389
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	5,583,120	5,539,390
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	92,960	95,589
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,396,624	1,392,232
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2037	94,744	97,400
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	509,298	507,697
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	13,767,436	13,650,996
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	6,999,305	6,933,545
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	2,168,274	2,160,099
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,800,245	5,760,252
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	88,234	90,729
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	48,561	49,894
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	3,589,096	3,584,537
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	41,195	42,377
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,402,807	2,384,738
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,736,893	1,727,878
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,578,412	1,576,900
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	373,236	373,812
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	4,417,943	4,386,100
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	2,717,496	2,714,894
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,876,125	1,871,983
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	568,587	567,332
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	77,648	79,684
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2052	1,927,924	1,919,451
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	4,122,968	4,091,963
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,976,401	1,966,479
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,361,956	1,355,119
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,274,413	1,276,378
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,747,251	1,753,222
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	194,248	192,848
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	2,038	2,088
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	184,293	189,427
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2048	461,601	474,968
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	3,325,541	3,300,533
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	2,242,244	2,225,382
Fannie Mae Mortgage pass-thru certificates 5.81% 6/1/2031	261,000	269,058
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	134,674	140,807
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	29,920	31,349
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	29,053	30,479
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	2,731	2,866
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	2,097,259	2,144,968
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	10,988	11,428
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	30,290	31,694
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	381,480	387,774
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	2,110,787	2,162,102
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	185,834	193,172
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	3,260,784	3,312,543
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	4,755,825	4,834,526
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,125,761	2,152,196
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,445,915	1,462,789
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	780,737	789,958
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	300,388	305,062
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,954,044	1,999,717
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	766,018	784,880
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	283,872	291,128
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2039	128,868	135,130
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	5,880,015	5,973,350
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	1,986,044	2,006,243
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	39,279	40,760
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2040	159,461	167,114
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,981,296	3,044,690
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	508,381	522,527
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	38,054	39,489
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	10,497	10,889
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	81,576	84,728
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	10,896	11,432
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,484,395	1,502,390
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,596,080	1,634,508
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	1,068	1,111
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	315,943	321,255
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,688,626	2,802,267
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	41,679	43,696
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	845,966	857,808
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,670,079	4,726,696
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,275,342	2,325,857
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	22,328	23,219
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	51,513	53,802
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	3,017	3,161
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,730,470	3,808,337
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,747,637	2,801,555
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	806,058	817,089
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,603,271	5,671,201
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	789,484	797,673
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	425,640	430,102
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	23,266	24,281
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	47,201	49,009
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	547,329	574,136
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	4,774	5,010
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	734,985	769,232
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,128,708	2,170,481
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	978,378	997,577
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,818,792	4,904,317
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,138,327	4,235,054
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,939,618	2,975,255
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	12,581	13,099
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	229,468	238,189
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,552,966	6,630,361
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	65,317	68,033
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,781	2,915
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	3,079,174	3,139,598
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,430,731	1,458,807
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	99,209	100,367
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	7,358,883	7,445,797
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,729,748	1,773,422
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	5,310,960	5,515,634
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	3,703,750	3,823,047
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	981,340	1,016,935
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	1,055,848	1,100,580
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	383,431	396,590
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	2,719,783	2,818,436
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	401,025	416,661
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	815	858
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	804,162	830,190
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,321,513	1,358,194
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	2,453,312	2,554,949
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,975,271	3,089,932
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	1,564,866	1,618,571
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,845,717	1,918,433
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,812,117	1,862,840
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,133,132	1,164,849
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,410,876	7,705,741
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,077,980	2,136,145
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,882,070	1,934,751
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2053	573,240	592,958
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	751,331	780,896
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,504,845	2,597,268
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	135,583	140,236
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (d)	48,107	49,688
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	594,486	623,670
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,465	1,532
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2036	8,391	8,676
Fannie Mae Mortgage pass-thru certificates Series 1000, 2.5% 9/1/2051	757,072	623,278
Freddie Mac Gold Pool 1.5% 1/1/2036	2,229,541	1,966,445
Freddie Mac Gold Pool 1.5% 1/1/2037	1,032,642	906,913
Freddie Mac Gold Pool 1.5% 1/1/2051	3,152,314	2,331,619
Freddie Mac Gold Pool 1.5% 11/1/2035	1,754,290	1,547,275
Freddie Mac Gold Pool 1.5% 11/1/2035	66,446	58,605
Freddie Mac Gold Pool 1.5% 11/1/2050	3,165,209	2,341,157
Freddie Mac Gold Pool 1.5% 11/1/2050	257,506	192,557
Freddie Mac Gold Pool 1.5% 12/1/2035	2,979,451	2,627,862
Freddie Mac Gold Pool 1.5% 12/1/2036	351,358	308,579
Freddie Mac Gold Pool 1.5% 12/1/2040	336,573	277,906
Freddie Mac Gold Pool 1.5% 12/1/2050	183,497	137,215
Freddie Mac Gold Pool 1.5% 12/1/2050	46,554	34,856
Freddie Mac Gold Pool 1.5% 2/1/2036	49,992	44,093
Freddie Mac Gold Pool 1.5% 2/1/2041	1,963,991	1,618,813
Freddie Mac Gold Pool 1.5% 2/1/2051	1,568,191	1,159,918
Freddie Mac Gold Pool 1.5% 3/1/2036	762,092	672,162
Freddie Mac Gold Pool 1.5% 3/1/2036	341,253	300,130
Freddie Mac Gold Pool 1.5% 3/1/2041	586,331	482,885
Freddie Mac Gold Pool 1.5% 3/1/2051 (Ac)	62,897	47,092
Freddie Mac Gold Pool 1.5% 4/1/2036	54,216	47,750
Freddie Mac Gold Pool 1.5% 4/1/2041	1,315,368	1,082,458
Freddie Mac Gold Pool 1.5% 4/1/2051	40,779,208	30,136,989
Freddie Mac Gold Pool 1.5% 5/1/2036	55,829	49,171
Freddie Mac Gold Pool 1.5% 5/1/2051	1,255,479	927,835
Freddie Mac Gold Pool 1.5% 6/1/2036	56,435	49,705
Freddie Mac Gold Pool 1.5% 6/1/2051	958,548	708,394
Freddie Mac Gold Pool 1.5% 6/1/2051	933,645	689,990
Freddie Mac Gold Pool 1.5% 6/1/2051	149,763	112,130
Freddie Mac Gold Pool 1.5% 7/1/2036	50,308	44,230
Freddie Mac Gold Pool 1.5% 8/1/2035	1,476,232	1,307,566
Freddie Mac Gold Pool 1.5% 8/1/2036	77,222	67,892
Freddie Mac Gold Pool 1.5% 9/1/2036	2,001,958	1,758,210
Freddie Mac Gold Pool 2% 1/1/2032	581,376	551,266
Freddie Mac Gold Pool 2% 1/1/2051	431,521	337,798
Freddie Mac Gold Pool 2% 1/1/2051	17,859	13,980
Freddie Mac Gold Pool 2% 1/1/2052	2,178,449	1,697,139
Freddie Mac Gold Pool 2% 1/1/2052	43,203	33,699
Freddie Mac Gold Pool 2% 10/1/2041	36,847	31,091
Freddie Mac Gold Pool 2% 10/1/2050	2,671,947	2,093,293
Freddie Mac Gold Pool 2% 10/1/2051	4,696,204	3,692,371
Freddie Mac Gold Pool 2% 10/1/2051	2,414,936	1,891,941
Freddie Mac Gold Pool 2% 10/1/2051	723,714	571,505
Freddie Mac Gold Pool 2% 10/1/2051	239,522	189,147
Freddie Mac Gold Pool 2% 11/1/2041	1,657,106	1,397,565
Freddie Mac Gold Pool 2% 11/1/2041	569,476	479,970
Freddie Mac Gold Pool 2% 11/1/2050	12,426,023	9,734,960
Freddie Mac Gold Pool 2% 11/1/2050	2,116,582	1,680,690
Freddie Mac Gold Pool 2% 11/1/2050	18,049	14,140
Freddie Mac Gold Pool 2% 11/1/2051	4,704,422	3,669,429
Freddie Mac Gold Pool 2% 11/1/2051	2,498,804	1,963,894
Freddie Mac Gold Pool 2% 11/1/2051	1,268,865	1,002,001
Freddie Mac Gold Pool 2% 11/1/2051	1,118,328	876,135
Freddie Mac Gold Pool 2% 11/1/2051	897,981	706,033
Freddie Mac Gold Pool 2% 11/1/2051	346,819	273,877
Freddie Mac Gold Pool 2% 11/1/2051	211,157	166,747
Freddie Mac Gold Pool 2% 11/1/2051	93,283	72,761
Freddie Mac Gold Pool 2% 11/1/2051	32,538	25,379
Freddie Mac Gold Pool 2% 12/1/2035	247,798	224,933
Freddie Mac Gold Pool 2% 12/1/2035	164,076	149,653
Freddie Mac Gold Pool 2% 12/1/2050	785,860	615,669
Freddie Mac Gold Pool 2% 12/1/2051	4,090,224	3,190,357
Freddie Mac Gold Pool 2% 12/1/2051	3,131,904	2,473,212
Freddie Mac Gold Pool 2% 12/1/2051	550,166	434,457
Freddie Mac Gold Pool 2% 12/1/2051	287,402	223,903
Freddie Mac Gold Pool 2% 12/1/2051	261,670	206,636
Freddie Mac Gold Pool 2% 12/1/2051	253,301	199,078
Freddie Mac Gold Pool 2% 12/1/2051	250,144	196,440
Freddie Mac Gold Pool 2% 12/1/2051	159,718	125,128
Freddie Mac Gold Pool 2% 2/1/2036	3,059,508	2,783,882
Freddie Mac Gold Pool 2% 2/1/2036	162,062	147,665
Freddie Mac Gold Pool 2% 2/1/2036	139,452	127,064
Freddie Mac Gold Pool 2% 2/1/2042	815,532	685,917
Freddie Mac Gold Pool 2% 2/1/2051	1,382,367	1,082,128
Freddie Mac Gold Pool 2% 2/1/2051	17,859	13,980
Freddie Mac Gold Pool 2% 2/1/2052	5,945,453	4,695,025
Freddie Mac Gold Pool 2% 2/1/2052	5,865,578	4,609,953
Freddie Mac Gold Pool 2% 2/1/2052	1,454,624	1,142,328
Freddie Mac Gold Pool 2% 3/1/2036	351,924	318,461
Freddie Mac Gold Pool 2% 3/1/2036	119,738	108,988
Freddie Mac Gold Pool 2% 3/1/2036	15,421	13,940
Freddie Mac Gold Pool 2% 3/1/2037	379,920	346,762
Freddie Mac Gold Pool 2% 3/1/2041	399,423	341,139
Freddie Mac Gold Pool 2% 3/1/2051	4,299,778	3,365,902
Freddie Mac Gold Pool 2% 3/1/2051	3,645,228	2,853,515
Freddie Mac Gold Pool 2% 3/1/2051	1,602,756	1,257,656
Freddie Mac Gold Pool 2% 3/1/2051	320,360	253,083
Freddie Mac Gold Pool 2% 3/1/2051	302,210	238,745
Freddie Mac Gold Pool 2% 3/1/2051	269,074	212,568
Freddie Mac Gold Pool 2% 3/1/2051	53,123	41,552
Freddie Mac Gold Pool 2% 3/1/2051	36,089	28,510
Freddie Mac Gold Pool 2% 3/1/2051	22,427	17,724
Freddie Mac Gold Pool 2% 3/1/2052	1,930,651	1,507,710
Freddie Mac Gold Pool 2% 4/1/2036	1,415,015	1,280,463
Freddie Mac Gold Pool 2% 4/1/2041	34,210	29,008
Freddie Mac Gold Pool 2% 4/1/2042	1,104,225	938,233
Freddie Mac Gold Pool 2% 4/1/2051	5,974,171	4,672,897
Freddie Mac Gold Pool 2% 4/1/2051	195,841	153,184
Freddie Mac Gold Pool 2% 4/1/2052	10,214,389	7,954,413
Freddie Mac Gold Pool 2% 4/1/2052	1,242,226	976,307
Freddie Mac Gold Pool 2% 4/1/2052	43,150	34,075
Freddie Mac Gold Pool 2% 5/1/2036	354,187	322,389
Freddie Mac Gold Pool 2% 5/1/2036	211,070	192,319
Freddie Mac Gold Pool 2% 5/1/2041	5,996,075	5,078,257
Freddie Mac Gold Pool 2% 5/1/2051	24,051,669	18,812,814
Freddie Mac Gold Pool 2% 5/1/2051	9,320,607	7,334,114
Freddie Mac Gold Pool 2% 5/1/2051	896,576	708,292
Freddie Mac Gold Pool 2% 5/1/2051	580,810	455,570
Freddie Mac Gold Pool 2% 5/1/2051	245,752	192,761
Freddie Mac Gold Pool 2% 5/1/2051	91,893	71,934
Freddie Mac Gold Pool 2% 6/1/2035	20,063,851	18,293,952
Freddie Mac Gold Pool 2% 6/1/2036	2,073,477	1,875,018
Freddie Mac Gold Pool 2% 6/1/2036	876,350	798,770
Freddie Mac Gold Pool 2% 6/1/2050	37,956,285	29,807,385
Freddie Mac Gold Pool 2% 6/1/2050	3,240,806	2,562,248
Freddie Mac Gold Pool 2% 6/1/2052	74,675	58,316
Freddie Mac Gold Pool 2% 7/1/2035	2,272,484	2,072,021
Freddie Mac Gold Pool 2% 7/1/2041	6,431,740	5,473,576
Freddie Mac Gold Pool 2% 7/1/2041	35,314	29,857
Freddie Mac Gold Pool 2% 7/1/2051	491,630	388,232
Freddie Mac Gold Pool 2% 8/1/2050	16,105	12,733
Freddie Mac Gold Pool 2% 8/1/2051	1,812,590	1,415,512
Freddie Mac Gold Pool 2% 8/1/2051	671,168	525,815
Freddie Mac Gold Pool 2% 8/1/2051	28,938	22,599
Freddie Mac Gold Pool 2% 8/1/2052	110,470	86,166
Freddie Mac Gold Pool 2% 9/1/2050	25,922,812	20,341,198
Freddie Mac Gold Pool 2% 9/1/2050	2,222,241	1,747,922
Freddie Mac Gold Pool 2% 9/1/2050	22,181	17,378
Freddie Mac Gold Pool 2% 9/1/2051	5,656,442	4,417,304
Freddie Mac Gold Pool 2% 9/1/2051	256,008	202,165
Freddie Mac Gold Pool 2% 9/1/2051	246,952	195,014
Freddie Mac Gold Pool 2% 9/1/2051	42,124	33,265
Freddie Mac Gold Pool 2.5% 1/1/2041	389,788	342,812
Freddie Mac Gold Pool 2.5% 1/1/2042	1,962,266	1,712,296
Freddie Mac Gold Pool 2.5% 1/1/2043	115,572	100,963
Freddie Mac Gold Pool 2.5% 1/1/2051	6,229,264	5,114,767
Freddie Mac Gold Pool 2.5% 1/1/2052	7,839,677	6,495,853
Freddie Mac Gold Pool 2.5% 1/1/2052	5,187,651	4,265,997
Freddie Mac Gold Pool 2.5% 1/1/2052	2,482,807	2,032,393
Freddie Mac Gold Pool 2.5% 1/1/2052	899,427	743,848
Freddie Mac Gold Pool 2.5% 1/1/2052	723,742	598,552
Freddie Mac Gold Pool 2.5% 1/1/2052	149,797	122,482
Freddie Mac Gold Pool 2.5% 10/1/2031	48,920	46,972
Freddie Mac Gold Pool 2.5% 10/1/2035	3,747,203	3,493,675
Freddie Mac Gold Pool 2.5% 10/1/2041	960,444	839,830
Freddie Mac Gold Pool 2.5% 10/1/2050	4,580,121	3,809,341
Freddie Mac Gold Pool 2.5% 10/1/2051	3,952,057	3,261,037
Freddie Mac Gold Pool 2.5% 10/1/2051	1,350,340	1,111,279
Freddie Mac Gold Pool 2.5% 10/1/2051	540,625	447,955
Freddie Mac Gold Pool 2.5% 11/1/2031	489,019	468,152
Freddie Mac Gold Pool 2.5% 11/1/2032	995,007	948,357
Freddie Mac Gold Pool 2.5% 11/1/2041	520,352	456,333
Freddie Mac Gold Pool 2.5% 11/1/2041	165,342	145,289
Freddie Mac Gold Pool 2.5% 11/1/2046	430,506	363,127
Freddie Mac Gold Pool 2.5% 11/1/2050	3,458,780	2,866,981
Freddie Mac Gold Pool 2.5% 11/1/2050	982,451	806,677
Freddie Mac Gold Pool 2.5% 11/1/2050	236,476	196,680
Freddie Mac Gold Pool 2.5% 11/1/2051	619,643	507,231
Freddie Mac Gold Pool 2.5% 11/1/2051	421,658	343,978
Freddie Mac Gold Pool 2.5% 12/1/2050	1,267,969	1,053,396
Freddie Mac Gold Pool 2.5% 12/1/2051	3,175,403	2,613,236
Freddie Mac Gold Pool 2.5% 12/1/2051	1,551,936	1,270,394
Freddie Mac Gold Pool 2.5% 12/1/2051	362,363	295,606
Freddie Mac Gold Pool 2.5% 2/1/2035	486,432	453,673
Freddie Mac Gold Pool 2.5% 2/1/2043	113,525	98,836
Freddie Mac Gold Pool 2.5% 2/1/2051	9,946,832	8,263,574
Freddie Mac Gold Pool 2.5% 2/1/2051	6,014,999	4,938,837
Freddie Mac Gold Pool 2.5% 2/1/2051	560,472	461,598
Freddie Mac Gold Pool 2.5% 2/1/2052	2,464,396	2,035,035
Freddie Mac Gold Pool 2.5% 3/1/2028	116,485	113,923
Freddie Mac Gold Pool 2.5% 3/1/2030	95,009	91,976
Freddie Mac Gold Pool 2.5% 3/1/2032	1,891,133	1,808,861
Freddie Mac Gold Pool 2.5% 3/1/2050	1,773,703	1,464,679
Freddie Mac Gold Pool 2.5% 3/1/2051	13,999,815	11,495,065
Freddie Mac Gold Pool 2.5% 3/1/2051	527,077	434,094
Freddie Mac Gold Pool 2.5% 4/1/2037	53,060	49,354
Freddie Mac Gold Pool 2.5% 4/1/2042	336,463	294,253
Freddie Mac Gold Pool 2.5% 4/1/2047	1,438,431	1,193,663
Freddie Mac Gold Pool 2.5% 4/1/2051	18,481,743	15,175,117
Freddie Mac Gold Pool 2.5% 4/1/2051	3,857,462	3,195,037
Freddie Mac Gold Pool 2.5% 4/1/2052	23,130,971	18,905,796
Freddie Mac Gold Pool 2.5% 4/1/2052	2,900,409	2,405,053
Freddie Mac Gold Pool 2.5% 4/1/2052	472,407	391,430
Freddie Mac Gold Pool 2.5% 5/1/2035	1,623,624	1,514,280
Freddie Mac Gold Pool 2.5% 5/1/2041	584,356	515,398
Freddie Mac Gold Pool 2.5% 5/1/2050	2,800,245	2,308,870
Freddie Mac Gold Pool 2.5% 5/1/2051	8,192,117	6,713,640
Freddie Mac Gold Pool 2.5% 5/1/2051	465,428	389,284
Freddie Mac Gold Pool 2.5% 5/1/2052	7,248,323	5,924,322
Freddie Mac Gold Pool 2.5% 6/1/2031	582,736	560,315
Freddie Mac Gold Pool 2.5% 6/1/2041	941,619	825,532
Freddie Mac Gold Pool 2.5% 6/1/2041	398,788	350,885
Freddie Mac Gold Pool 2.5% 6/1/2051	382,530	317,438
Freddie Mac Gold Pool 2.5% 6/1/2051	352,796	288,464
Freddie Mac Gold Pool 2.5% 7/1/2030	184,738	178,607
Freddie Mac Gold Pool 2.5% 7/1/2031	273,413	262,645
Freddie Mac Gold Pool 2.5% 7/1/2032	602,230	575,102
Freddie Mac Gold Pool 2.5% 7/1/2036	2,907,421	2,698,899
Freddie Mac Gold Pool 2.5% 7/1/2050	5,035,068	4,189,300
Freddie Mac Gold Pool 2.5% 7/1/2050	2,933,674	2,431,720
Freddie Mac Gold Pool 2.5% 7/1/2050	1,029,975	847,630
Freddie Mac Gold Pool 2.5% 7/1/2051	2,710,500	2,241,649
Freddie Mac Gold Pool 2.5% 7/1/2051	1,865,772	1,529,045
Freddie Mac Gold Pool 2.5% 8/1/2031	461,412	442,828
Freddie Mac Gold Pool 2.5% 8/1/2032	1,333,666	1,273,609
Freddie Mac Gold Pool 2.5% 8/1/2041	135,159	118,998
Freddie Mac Gold Pool 2.5% 8/1/2051	4,976,382	4,120,255
Freddie Mac Gold Pool 2.5% 9/1/2041	296,979	261,172
Freddie Mac Gold Pool 2.5% 9/1/2051	230,726	189,951
Freddie Mac Gold Pool 3% 1/1/2033	306,433	295,167
Freddie Mac Gold Pool 3% 1/1/2036	394,309	375,011
Freddie Mac Gold Pool 3% 1/1/2037	1,034,030	968,988
Freddie Mac Gold Pool 3% 1/1/2043	262,163	235,534
Freddie Mac Gold Pool 3% 1/1/2043	128,066	115,057
Freddie Mac Gold Pool 3% 1/1/2043	91,871	82,915
Freddie Mac Gold Pool 3% 1/1/2047	4,250,377	3,724,063
Freddie Mac Gold Pool 3% 1/1/2052	1,481,143	1,268,492
Freddie Mac Gold Pool 3% 1/1/2052	1,243,599	1,068,551
Freddie Mac Gold Pool 3% 1/1/2052	608,415	522,775
Freddie Mac Gold Pool 3% 1/1/2052	370,335	318,207
Freddie Mac Gold Pool 3% 10/1/2028	96,350	94,411
Freddie Mac Gold Pool 3% 10/1/2042	285,290	256,134
Freddie Mac Gold Pool 3% 10/1/2042	50,553	45,431
Freddie Mac Gold Pool 3% 10/1/2049	5,820,767	5,027,813
Freddie Mac Gold Pool 3% 10/1/2049	2,060,098	1,779,454
Freddie Mac Gold Pool 3% 10/1/2051	1,658,700	1,427,814
Freddie Mac Gold Pool 3% 11/1/2042	74,522	68,090
Freddie Mac Gold Pool 3% 11/1/2046	772,221	676,599
Freddie Mac Gold Pool 3% 11/1/2049	7,027,191	6,105,023
Freddie Mac Gold Pool 3% 11/1/2049	5,563,465	4,838,595
Freddie Mac Gold Pool 3% 11/1/2049	747,865	645,050
Freddie Mac Gold Pool 3% 11/1/2050	188,015	161,815
Freddie Mac Gold Pool 3% 11/1/2051	2,507,617	2,172,277
Freddie Mac Gold Pool 3% 11/1/2051	1,415,185	1,215,984
Freddie Mac Gold Pool 3% 11/1/2051	643,280	552,732
Freddie Mac Gold Pool 3% 12/1/2030	77,711	75,481
Freddie Mac Gold Pool 3% 12/1/2032	262,338	254,222
Freddie Mac Gold Pool 3% 12/1/2032	185,691	179,443
Freddie Mac Gold Pool 3% 12/1/2042	478,660	430,411
Freddie Mac Gold Pool 3% 12/1/2042	61,155	55,365
Freddie Mac Gold Pool 3% 12/1/2046	7,549,676	6,638,410
Freddie Mac Gold Pool 3% 12/1/2046	344,593	301,923
Freddie Mac Gold Pool 3% 12/1/2050	1,533,646	1,319,927
Freddie Mac Gold Pool 3% 12/1/2051	5,014,156	4,302,098
Freddie Mac Gold Pool 3% 2/1/2033	94,704	92,099
Freddie Mac Gold Pool 3% 2/1/2043	336,879	304,805
Freddie Mac Gold Pool 3% 2/1/2043	139,862	127,320
Freddie Mac Gold Pool 3% 2/1/2043	67,613	61,366
Freddie Mac Gold Pool 3% 2/1/2043	54,962	49,470
Freddie Mac Gold Pool 3% 2/1/2043	51,490	46,870
Freddie Mac Gold Pool 3% 2/1/2043	31,065	28,066
Freddie Mac Gold Pool 3% 2/1/2050	12,096,622	10,509,201
Freddie Mac Gold Pool 3% 2/1/2050	3,803,021	3,293,260
Freddie Mac Gold Pool 3% 2/1/2050	2,364,148	2,051,688
Freddie Mac Gold Pool 3% 2/1/2052	7,238,717	6,199,439
Freddie Mac Gold Pool 3% 2/1/2052	6,985,574	5,985,914
Freddie Mac Gold Pool 3% 2/1/2052	1,698,867	1,472,476
Freddie Mac Gold Pool 3% 2/1/2052	269,384	231,465
Freddie Mac Gold Pool 3% 3/1/2032	266,415	257,905
Freddie Mac Gold Pool 3% 3/1/2033	307,358	296,675
Freddie Mac Gold Pool 3% 3/1/2043	381,148	342,354
Freddie Mac Gold Pool 3% 3/1/2043	79,350	71,646
Freddie Mac Gold Pool 3% 3/1/2045	87,788	77,648
Freddie Mac Gold Pool 3% 3/1/2050	2,575,712	2,221,607
Freddie Mac Gold Pool 3% 3/1/2052	13,427,872	11,609,104
Freddie Mac Gold Pool 3% 3/1/2052	7,358,521	6,280,196
Freddie Mac Gold Pool 3% 3/1/2052	7,283,053	6,240,822
Freddie Mac Gold Pool 3% 3/1/2052	1,920,465	1,649,241
Freddie Mac Gold Pool 3% 3/1/2052	624,760	535,354
Freddie Mac Gold Pool 3% 4/1/2029	257,987	252,535
Freddie Mac Gold Pool 3% 4/1/2032	28,314	27,475
Freddie Mac Gold Pool 3% 4/1/2032	10,220	9,927
Freddie Mac Gold Pool 3% 4/1/2034	556,890	533,379
Freddie Mac Gold Pool 3% 4/1/2037	648,835	612,214
Freddie Mac Gold Pool 3% 4/1/2037	277,004	261,630
Freddie Mac Gold Pool 3% 4/1/2043	32,983	29,799
Freddie Mac Gold Pool 3% 4/1/2045	609,241	542,589
Freddie Mac Gold Pool 3% 4/1/2045	5,974	5,305
Freddie Mac Gold Pool 3% 4/1/2046	13,475	11,887
Freddie Mac Gold Pool 3% 4/1/2046	11,172	9,855
Freddie Mac Gold Pool 3% 4/1/2050	2,582,446	2,227,416
Freddie Mac Gold Pool 3% 4/1/2052	14,769,430	12,605,103
Freddie Mac Gold Pool 3% 4/1/2052	2,747,441	2,356,848
Freddie Mac Gold Pool 3% 4/1/2052	1,454,938	1,261,963
Freddie Mac Gold Pool 3% 5/1/2035	1,066,476	1,014,948
Freddie Mac Gold Pool 3% 5/1/2046	207,801	183,303
Freddie Mac Gold Pool 3% 5/1/2046	32,344	28,531
Freddie Mac Gold Pool 3% 5/1/2051	600,442	516,956
Freddie Mac Gold Pool 3% 5/1/2052	3,311,539	2,835,576
Freddie Mac Gold Pool 3% 5/1/2052	3,079,140	2,648,127
Freddie Mac Gold Pool 3% 5/1/2052	2,837,902	2,422,033
Freddie Mac Gold Pool 3% 6/1/2029	61,896	60,609
Freddie Mac Gold Pool 3% 6/1/2031	115,611	112,289
Freddie Mac Gold Pool 3% 6/1/2031	41,924	40,720
Freddie Mac Gold Pool 3% 6/1/2031	24,616	23,879
Freddie Mac Gold Pool 3% 6/1/2031	14,725	14,321
Freddie Mac Gold Pool 3% 6/1/2031	13,066	12,674
Freddie Mac Gold Pool 3% 6/1/2031	10,232	9,954
Freddie Mac Gold Pool 3% 6/1/2031	10,076	9,772
Freddie Mac Gold Pool 3% 6/1/2042	212,379	191,563
Freddie Mac Gold Pool 3% 6/1/2045	589,319	520,213
Freddie Mac Gold Pool 3% 6/1/2045	225,426	198,216
Freddie Mac Gold Pool 3% 6/1/2046	204,845	180,696
Freddie Mac Gold Pool 3% 6/1/2048	8,321,097	7,325,345
Freddie Mac Gold Pool 3% 6/1/2050	2,347,708	2,037,421
Freddie Mac Gold Pool 3% 6/1/2052	2,043,805	1,751,329
Freddie Mac Gold Pool 3% 6/1/2052	1,955,779	1,667,344
Freddie Mac Gold Pool 3% 7/1/2032	54,447	52,707
Freddie Mac Gold Pool 3% 7/1/2037	149,198	140,870
Freddie Mac Gold Pool 3% 7/1/2045	598,855	528,630
Freddie Mac Gold Pool 3% 7/1/2050	1,733,591	1,499,593
Freddie Mac Gold Pool 3% 8/1/2029	81,359	79,518
Freddie Mac Gold Pool 3% 8/1/2032	62,547	60,566
Freddie Mac Gold Pool 3% 8/1/2032	42,733	41,355
Freddie Mac Gold Pool 3% 8/1/2043	247,684	221,769
Freddie Mac Gold Pool 3% 8/1/2046	36,470	32,216
Freddie Mac Gold Pool 3% 8/1/2049	426,435	368,742
Freddie Mac Gold Pool 3% 8/1/2050	1,921,963	1,657,735
Freddie Mac Gold Pool 3% 8/1/2050	793,341	687,744
Freddie Mac Gold Pool 3% 9/1/2049	23,983	20,911
Freddie Mac Gold Pool 3% 9/1/2051	1,495,519	1,285,010
Freddie Mac Gold Pool 3% 9/1/2051	566,988	487,711
Freddie Mac Gold Pool 3.05% 10/1/2032	6,301,000	5,681,977
Freddie Mac Gold Pool 3.19% 7/1/2033	6,000,000	5,434,391
Freddie Mac Gold Pool 3.5% 1/1/2032	69,752	68,165
Freddie Mac Gold Pool 3.5% 1/1/2043	9,099	8,366
Freddie Mac Gold Pool 3.5% 1/1/2044	1,411,357	1,308,020
Freddie Mac Gold Pool 3.5% 1/1/2044	714,648	661,830
Freddie Mac Gold Pool 3.5% 1/1/2046	331,745	301,494
Freddie Mac Gold Pool 3.5% 1/1/2047	1,985,320	1,783,297
Freddie Mac Gold Pool 3.5% 1/1/2047	95,989	87,146
Freddie Mac Gold Pool 3.5% 1/1/2048	859,108	775,445
Freddie Mac Gold Pool 3.5% 1/1/2052	2,549,455	2,273,773
Freddie Mac Gold Pool 3.5% 1/1/2053	28,445	25,257
Freddie Mac Gold Pool 3.5% 10/1/2032	19,357	18,699
Freddie Mac Gold Pool 3.5% 10/1/2034	4,420,417	4,280,598
Freddie Mac Gold Pool 3.5% 10/1/2042	140,405	129,977
Freddie Mac Gold Pool 3.5% 10/1/2042	57,477	53,813
Freddie Mac Gold Pool 3.5% 10/1/2045	402,105	365,438
Freddie Mac Gold Pool 3.5% 10/1/2045	188,554	171,537
Freddie Mac Gold Pool 3.5% 10/1/2045	7,279	6,620
Freddie Mac Gold Pool 3.5% 10/1/2047	622,378	563,291
Freddie Mac Gold Pool 3.5% 10/1/2047	7,245	6,594
Freddie Mac Gold Pool 3.5% 10/1/2051	3,354,093	2,991,822
Freddie Mac Gold Pool 3.5% 10/1/2051	2,988,405	2,683,375
Freddie Mac Gold Pool 3.5% 11/1/2033	449,889	435,476
Freddie Mac Gold Pool 3.5% 11/1/2042	453,323	419,941
Freddie Mac Gold Pool 3.5% 11/1/2044	724,935	662,514
Freddie Mac Gold Pool 3.5% 11/1/2045	918,994	837,778
Freddie Mac Gold Pool 3.5% 11/1/2046	980,570	890,235
Freddie Mac Gold Pool 3.5% 11/1/2047	422,222	379,234
Freddie Mac Gold Pool 3.5% 11/1/2047	42,487	38,668
Freddie Mac Gold Pool 3.5% 11/1/2052	5,247,580	4,659,478
Freddie Mac Gold Pool 3.5% 11/1/2052	2,958,249	2,628,563
Freddie Mac Gold Pool 3.5% 12/1/2033	68,122	66,239
Freddie Mac Gold Pool 3.5% 12/1/2042	90,094	84,480
Freddie Mac Gold Pool 3.5% 12/1/2045	442,820	402,440
Freddie Mac Gold Pool 3.5% 12/1/2045	46,428	42,194
Freddie Mac Gold Pool 3.5% 12/1/2046	2,083,645	1,891,688
Freddie Mac Gold Pool 3.5% 12/1/2046	793,328	720,242
Freddie Mac Gold Pool 3.5% 12/1/2046	204,427	185,594
Freddie Mac Gold Pool 3.5% 12/1/2047	808,920	731,112
Freddie Mac Gold Pool 3.5% 12/1/2047	10,425	9,478
Freddie Mac Gold Pool 3.5% 12/1/2052	45,043	40,023
Freddie Mac Gold Pool 3.5% 12/1/2054	110,279	97,868
Freddie Mac Gold Pool 3.5% 2/1/2029	88,292	87,154
Freddie Mac Gold Pool 3.5% 2/1/2034	1,776,667	1,728,158
Freddie Mac Gold Pool 3.5% 2/1/2034	503,366	485,274
Freddie Mac Gold Pool 3.5% 2/1/2043	1,522,353	1,409,732
Freddie Mac Gold Pool 3.5% 2/1/2043	47,071	43,986
Freddie Mac Gold Pool 3.5% 2/1/2052	8,181,201	7,275,828
Freddie Mac Gold Pool 3.5% 2/1/2052	554,300	496,336
Freddie Mac Gold Pool 3.5% 2/1/2053	337,083	302,255
Freddie Mac Gold Pool 3.5% 2/1/2053	27,543	24,447
Freddie Mac Gold Pool 3.5% 3/1/2032	1,865,991	1,822,747
Freddie Mac Gold Pool 3.5% 3/1/2042	327,608	303,853
Freddie Mac Gold Pool 3.5% 3/1/2046	4,730,470	4,319,805
Freddie Mac Gold Pool 3.5% 3/1/2046	492,213	448,894
Freddie Mac Gold Pool 3.5% 3/1/2046	19,579	17,794
Freddie Mac Gold Pool 3.5% 3/1/2047	308,955	281,089
Freddie Mac Gold Pool 3.5% 3/1/2048	70,129	63,383
Freddie Mac Gold Pool 3.5% 3/1/2052	3,540,479	3,169,141
Freddie Mac Gold Pool 3.5% 3/1/2052 (Ad)	2,902,346	2,599,842
Freddie Mac Gold Pool 3.5% 3/1/2052	2,692,231	2,407,336
Freddie Mac Gold Pool 3.5% 3/1/2052	672,381	599,128
Freddie Mac Gold Pool 3.5% 3/1/2052	626,446	558,197
Freddie Mac Gold Pool 3.5% 3/1/2052	95,619	84,933
Freddie Mac Gold Pool 3.5% 4/1/2042	218,910	204,325
Freddie Mac Gold Pool 3.5% 4/1/2042	210,861	195,922
Freddie Mac Gold Pool 3.5% 4/1/2043	1,532,048	1,415,364
Freddie Mac Gold Pool 3.5% 4/1/2043	194,181	179,640
Freddie Mac Gold Pool 3.5% 4/1/2043	20,494	19,241
Freddie Mac Gold Pool 3.5% 4/1/2043	5,543	5,105
Freddie Mac Gold Pool 3.5% 4/1/2045	72,340	66,176
Freddie Mac Gold Pool 3.5% 4/1/2046	1,564,317	1,421,670
Freddie Mac Gold Pool 3.5% 4/1/2047	986,394	882,012
Freddie Mac Gold Pool 3.5% 4/1/2052	1,668,736	1,484,326
Freddie Mac Gold Pool 3.5% 4/1/2052	1,599,014	1,438,299
Freddie Mac Gold Pool 3.5% 4/1/2052	641,054	569,010
Freddie Mac Gold Pool 3.5% 5/1/2033	350,704	341,586
Freddie Mac Gold Pool 3.5% 5/1/2034	206,001	199,802
Freddie Mac Gold Pool 3.5% 5/1/2034	80,408	77,967
Freddie Mac Gold Pool 3.5% 5/1/2038	35,285	33,150
Freddie Mac Gold Pool 3.5% 5/1/2043	148,416	136,977
Freddie Mac Gold Pool 3.5% 5/1/2045	383,637	351,089
Freddie Mac Gold Pool 3.5% 5/1/2046	5,600,805	5,114,583
Freddie Mac Gold Pool 3.5% 5/1/2046	1,353,107	1,232,257
Freddie Mac Gold Pool 3.5% 5/1/2046	316,327	287,482
Freddie Mac Gold Pool 3.5% 5/1/2046	85,540	77,686
Freddie Mac Gold Pool 3.5% 5/1/2046	15,661	14,184
Freddie Mac Gold Pool 3.5% 5/1/2047	658,752	589,042
Freddie Mac Gold Pool 3.5% 5/1/2052	4,377,016	3,893,317
Freddie Mac Gold Pool 3.5% 5/1/2052	2,559,705	2,291,234
Freddie Mac Gold Pool 3.5% 5/1/2052	1,380,581	1,237,937
Freddie Mac Gold Pool 3.5% 6/1/2032	1,768,975	1,726,857
Freddie Mac Gold Pool 3.5% 6/1/2042	311,822	289,498
Freddie Mac Gold Pool 3.5% 6/1/2042	22,981	21,277
Freddie Mac Gold Pool 3.5% 6/1/2045	462,072	420,370
Freddie Mac Gold Pool 3.5% 6/1/2045	146,869	134,119
Freddie Mac Gold Pool 3.5% 6/1/2045	73,883	67,909
Freddie Mac Gold Pool 3.5% 6/1/2045	5,374	4,876
Freddie Mac Gold Pool 3.5% 6/1/2046	28,738	26,117
Freddie Mac Gold Pool 3.5% 6/1/2046	9,033	8,181
Freddie Mac Gold Pool 3.5% 6/1/2052	284,935	256,386
Freddie Mac Gold Pool 3.5% 6/1/2052	27,148	24,097
Freddie Mac Gold Pool 3.5% 7/1/2032	2,843,624	2,775,335
Freddie Mac Gold Pool 3.5% 7/1/2032	552,045	538,910
Freddie Mac Gold Pool 3.5% 7/1/2032	171,653	167,737
Freddie Mac Gold Pool 3.5% 7/1/2043	59,366	54,748
Freddie Mac Gold Pool 3.5% 7/1/2044	41,478	38,098
Freddie Mac Gold Pool 3.5% 7/1/2045	287,932	261,856
Freddie Mac Gold Pool 3.5% 7/1/2045	13,279	12,051
Freddie Mac Gold Pool 3.5% 7/1/2046	413,665	375,944
Freddie Mac Gold Pool 3.5% 7/1/2046	16,922	15,326
Freddie Mac Gold Pool 3.5% 7/1/2046	15,334	13,887
Freddie Mac Gold Pool 3.5% 7/1/2046	10,719	9,741
Freddie Mac Gold Pool 3.5% 7/1/2046	9,942	9,029
Freddie Mac Gold Pool 3.5% 7/1/2047	102,769	93,532
Freddie Mac Gold Pool 3.5% 7/1/2051	5,250,742	4,688,539
Freddie Mac Gold Pool 3.5% 7/1/2052	11,476,090	10,218,641
Freddie Mac Gold Pool 3.5% 7/1/2052	426,499	383,499
Freddie Mac Gold Pool 3.5% 8/1/2034	159,412	154,536
Freddie Mac Gold Pool 3.5% 8/1/2034	134,464	130,318
Freddie Mac Gold Pool 3.5% 8/1/2042	293,597	272,138
Freddie Mac Gold Pool 3.5% 8/1/2045	168,843	153,552
Freddie Mac Gold Pool 3.5% 8/1/2046	126,110	114,531
Freddie Mac Gold Pool 3.5% 8/1/2046	36,884	33,716
Freddie Mac Gold Pool 3.5% 8/1/2047	159,415	145,086
Freddie Mac Gold Pool 3.5% 8/1/2047	18,354	16,704
Freddie Mac Gold Pool 3.5% 8/1/2047	12,916	11,755
Freddie Mac Gold Pool 3.5% 8/1/2049	9,194,869	8,305,185
Freddie Mac Gold Pool 3.5% 8/1/2051	3,868,611	3,474,947
Freddie Mac Gold Pool 3.5% 8/1/2052	338,872	304,707
Freddie Mac Gold Pool 3.5% 9/1/2032	5,878	5,675
Freddie Mac Gold Pool 3.5% 9/1/2042	2,180,025	2,017,577
Freddie Mac Gold Pool 3.5% 9/1/2042	2,064,108	1,912,150
Freddie Mac Gold Pool 3.5% 9/1/2042	54,598	51,218
Freddie Mac Gold Pool 3.5% 9/1/2046	1,851,165	1,680,625
Freddie Mac Gold Pool 3.5% 9/1/2046	1,091,924	993,719
Freddie Mac Gold Pool 3.5% 9/1/2046	112,586	102,214
Freddie Mac Gold Pool 3.5% 9/1/2047	6,471	5,889
Freddie Mac Gold Pool 3.5% 9/1/2048	112,959	101,776
Freddie Mac Gold Pool 3.5% 9/1/2052	2,957,980	2,627,400
Freddie Mac Gold Pool 3.5% 9/1/2052	54,100	48,020
Freddie Mac Gold Pool 3.55% 11/1/2032	433,462	405,833
Freddie Mac Gold Pool 3.85% 9/1/2032	509,042	483,404
Freddie Mac Gold Pool 4% 1/1/2032	30,767	30,322
Freddie Mac Gold Pool 4% 1/1/2036	957,250	928,299
Freddie Mac Gold Pool 4% 1/1/2038	157,471	151,330
Freddie Mac Gold Pool 4% 1/1/2044	175,436	166,194
Freddie Mac Gold Pool 4% 1/1/2044	152,394	144,282
Freddie Mac Gold Pool 4% 1/1/2046	60,942	57,121
Freddie Mac Gold Pool 4% 1/1/2048	207,578	193,718
Freddie Mac Gold Pool 4% 1/1/2050	206,024	191,631
Freddie Mac Gold Pool 4% 1/1/2053	730,994	671,017
Freddie Mac Gold Pool 4% 10/1/2039	157,574	150,914
Freddie Mac Gold Pool 4% 10/1/2040	205,732	196,474
Freddie Mac Gold Pool 4% 10/1/2040	168,169	160,801
Freddie Mac Gold Pool 4% 10/1/2041	66,882	63,693
Freddie Mac Gold Pool 4% 10/1/2042	16,839	16,186
Freddie Mac Gold Pool 4% 10/1/2042	14,063	13,435
Freddie Mac Gold Pool 4% 10/1/2042	11,516	10,909
Freddie Mac Gold Pool 4% 10/1/2045	76,205	71,426
Freddie Mac Gold Pool 4% 10/1/2045	53,624	50,261
Freddie Mac Gold Pool 4% 10/1/2052	8,501,485	7,807,273
Freddie Mac Gold Pool 4% 10/1/2052	6,321,243	5,799,138
Freddie Mac Gold Pool 4% 10/1/2052	1,315,029	1,220,386
Freddie Mac Gold Pool 4% 10/1/2052	657,805	604,501
Freddie Mac Gold Pool 4% 10/1/2052	242,809	223,133
Freddie Mac Gold Pool 4% 10/1/2052	117,654	108,047
Freddie Mac Gold Pool 4% 11/1/2041	152,844	145,803
Freddie Mac Gold Pool 4% 11/1/2042	1,715,098	1,635,945
Freddie Mac Gold Pool 4% 11/1/2042	3,275	3,174
Freddie Mac Gold Pool 4% 11/1/2045	237,755	222,846
Freddie Mac Gold Pool 4% 11/1/2051	35,173	32,828
Freddie Mac Gold Pool 4% 11/1/2053	907,633	832,809
Freddie Mac Gold Pool 4% 12/1/2040	146,164	139,746
Freddie Mac Gold Pool 4% 12/1/2043	140,683	133,211
Freddie Mac Gold Pool 4% 12/1/2045	255,937	239,728
Freddie Mac Gold Pool 4% 12/1/2045	15,575	14,588
Freddie Mac Gold Pool 4% 12/1/2047	1,598,839	1,493,583
Freddie Mac Gold Pool 4% 12/1/2052	230,166	211,299
Freddie Mac Gold Pool 4% 2/1/2026	614	610
Freddie Mac Gold Pool 4% 2/1/2042	154,494	146,946
Freddie Mac Gold Pool 4% 2/1/2042	47,728	45,552
Freddie Mac Gold Pool 4% 2/1/2043	27,200	25,743
Freddie Mac Gold Pool 4% 2/1/2044	49,725	47,056
Freddie Mac Gold Pool 4% 2/1/2044	35,091	33,104
Freddie Mac Gold Pool 4% 2/1/2045	968,270	915,383
Freddie Mac Gold Pool 4% 2/1/2046	721,345	681,834
Freddie Mac Gold Pool 4% 2/1/2046	59,361	55,601
Freddie Mac Gold Pool 4% 2/1/2046	19,182	17,967
Freddie Mac Gold Pool 4% 2/1/2046	14,328	13,448
Freddie Mac Gold Pool 4% 2/1/2048	32,460	30,384
Freddie Mac Gold Pool 4% 2/1/2052	17,519	16,352
Freddie Mac Gold Pool 4% 2/1/2052	13,851	12,928
Freddie Mac Gold Pool 4% 3/1/2052	1,201,892	1,107,129
Freddie Mac Gold Pool 4% 3/1/2053	735,949	675,565
Freddie Mac Gold Pool 4% 3/1/2053	239,168	220,909
Freddie Mac Gold Pool 4% 4/1/2038	111,414	107,938
Freddie Mac Gold Pool 4% 4/1/2042	19,600	18,611
Freddie Mac Gold Pool 4% 4/1/2043	1,801,021	1,711,661
Freddie Mac Gold Pool 4% 4/1/2043	44,085	41,880
Freddie Mac Gold Pool 4% 4/1/2043	22,405	21,527
Freddie Mac Gold Pool 4% 4/1/2046	152,625	143,150
Freddie Mac Gold Pool 4% 4/1/2052	838,532	769,274
Freddie Mac Gold Pool 4% 4/1/2052	238,563	218,858
Freddie Mac Gold Pool 4% 4/1/2052	19,459	18,162
Freddie Mac Gold Pool 4% 4/1/2052	19,141	17,865
Freddie Mac Gold Pool 4% 5/1/2037	2,534,234	2,435,413
Freddie Mac Gold Pool 4% 5/1/2038	1,402,779	1,344,133
Freddie Mac Gold Pool 4% 5/1/2043	5,863	5,554
Freddie Mac Gold Pool 4% 5/1/2045	137,849	131,454
Freddie Mac Gold Pool 4% 5/1/2046	147,417	137,989
Freddie Mac Gold Pool 4% 5/1/2052	21,053,049	19,360,222
Freddie Mac Gold Pool 4% 5/1/2052	41,524	38,159
Freddie Mac Gold Pool 4% 6/1/2042	5,552	5,293
Freddie Mac Gold Pool 4% 6/1/2043	214,950	203,665
Freddie Mac Gold Pool 4% 6/1/2045	51,684	48,508
Freddie Mac Gold Pool 4% 6/1/2047	2,290,521	2,149,751
Freddie Mac Gold Pool 4% 6/1/2047	2,075,326	1,943,890
Freddie Mac Gold Pool 4% 6/1/2052	153,191	140,778
Freddie Mac Gold Pool 4% 6/1/2052	93,592	85,862
Freddie Mac Gold Pool 4% 6/1/2052	90,455	83,097
Freddie Mac Gold Pool 4% 6/1/2052	19,506	18,206
Freddie Mac Gold Pool 4% 7/1/2042	329,223	312,584
Freddie Mac Gold Pool 4% 7/1/2043	28,028	26,493
Freddie Mac Gold Pool 4% 7/1/2045	229,028	217,654
Freddie Mac Gold Pool 4% 7/1/2048	1,060,784	996,254
Freddie Mac Gold Pool 4% 7/1/2048	136,516	127,273
Freddie Mac Gold Pool 4% 7/1/2049	6,394,103	5,965,389
Freddie Mac Gold Pool 4% 7/1/2052	1,801,729	1,655,167
Freddie Mac Gold Pool 4% 7/1/2052	1,098,249	1,009,255
Freddie Mac Gold Pool 4% 7/1/2052	23,353	21,797
Freddie Mac Gold Pool 4% 8/1/2044	13,305	12,645
Freddie Mac Gold Pool 4% 8/1/2044	13,032	12,310
Freddie Mac Gold Pool 4% 8/1/2045	233,019	218,844
Freddie Mac Gold Pool 4% 8/1/2046	350,609	328,404
Freddie Mac Gold Pool 4% 8/1/2046	12,860	12,026
Freddie Mac Gold Pool 4% 8/1/2052	13,552,757	12,446,070
Freddie Mac Gold Pool 4% 8/1/2052	8,197,099	7,527,743
Freddie Mac Gold Pool 4% 8/1/2052	6,912,563	6,344,292
Freddie Mac Gold Pool 4% 8/1/2052	2,435,932	2,237,019
Freddie Mac Gold Pool 4% 8/1/2052	848,101	778,052
Freddie Mac Gold Pool 4% 8/1/2052	836,641	767,539
Freddie Mac Gold Pool 4% 8/1/2052	92,891	85,335
Freddie Mac Gold Pool 4% 8/1/2052	17,257	16,102
Freddie Mac Gold Pool 4% 9/1/2040	96,658	92,397
Freddie Mac Gold Pool 4% 9/1/2041	112,570	107,352
Freddie Mac Gold Pool 4% 9/1/2042	186,670	177,564
Freddie Mac Gold Pool 4% 9/1/2043	103,156	98,695
Freddie Mac Gold Pool 4% 9/1/2043	10,315	9,818
Freddie Mac Gold Pool 4% 9/1/2046	24,966	23,346
Freddie Mac Gold Pool 4% 9/1/2051	30,270	28,272
Freddie Mac Gold Pool 4% 9/1/2052	982,217	902,011
Freddie Mac Gold Pool 4% 9/1/2052	254,092	233,343
Freddie Mac Gold Pool 4.17% 10/1/2034	585,106	555,014
Freddie Mac Gold Pool 4.5% 1/1/2042	468,071	460,715
Freddie Mac Gold Pool 4.5% 10/1/2040	10,491	10,311
Freddie Mac Gold Pool 4.5% 10/1/2041	239,602	235,391
Freddie Mac Gold Pool 4.5% 10/1/2042	2,874,309	2,797,806
Freddie Mac Gold Pool 4.5% 10/1/2044	819,187	802,366
Freddie Mac Gold Pool 4.5% 10/1/2044	225,512	220,813
Freddie Mac Gold Pool 4.5% 10/1/2046	237,167	228,261
Freddie Mac Gold Pool 4.5% 10/1/2048	82,955	79,477
Freddie Mac Gold Pool 4.5% 10/1/2048	9,622	9,279
Freddie Mac Gold Pool 4.5% 10/1/2052	7,056,167	6,680,379
Freddie Mac Gold Pool 4.5% 12/1/2040	462,757	455,515
Freddie Mac Gold Pool 4.5% 12/1/2043	54,882	53,908
Freddie Mac Gold Pool 4.5% 12/1/2044	89,743	87,130
Freddie Mac Gold Pool 4.5% 12/1/2044	59,339	57,612
Freddie Mac Gold Pool 4.5% 12/1/2045	255,749	250,992
Freddie Mac Gold Pool 4.5% 12/1/2045	163,901	161,588
Freddie Mac Gold Pool 4.5% 12/1/2047	87,669	84,158
Freddie Mac Gold Pool 4.5% 12/1/2048	4,176,662	4,008,071
Freddie Mac Gold Pool 4.5% 2/1/2041	132,583	130,438
Freddie Mac Gold Pool 4.5% 2/1/2041	108,582	106,893
Freddie Mac Gold Pool 4.5% 2/1/2041	54,572	53,753
Freddie Mac Gold Pool 4.5% 2/1/2041	48,054	47,306
Freddie Mac Gold Pool 4.5% 2/1/2041	23,338	22,932
Freddie Mac Gold Pool 4.5% 2/1/2042	21,626	21,212
Freddie Mac Gold Pool 4.5% 2/1/2044	65,065	63,293
Freddie Mac Gold Pool 4.5% 2/1/2044	43,264	42,495
Freddie Mac Gold Pool 4.5% 2/1/2053	442,033	418,354
Freddie Mac Gold Pool 4.5% 3/1/2041	141,586	139,345
Freddie Mac Gold Pool 4.5% 3/1/2041	116,719	114,901
Freddie Mac Gold Pool 4.5% 3/1/2041	54,708	53,819
Freddie Mac Gold Pool 4.5% 3/1/2044	65,612	63,824
Freddie Mac Gold Pool 4.5% 3/1/2044	58,200	56,615
Freddie Mac Gold Pool 4.5% 3/1/2044	46,126	44,870
Freddie Mac Gold Pool 4.5% 3/1/2044	39,266	38,196
Freddie Mac Gold Pool 4.5% 3/1/2044	23,757	23,110
Freddie Mac Gold Pool 4.5% 4/1/2041	335,813	330,447
Freddie Mac Gold Pool 4.5% 4/1/2041	221,746	218,202
Freddie Mac Gold Pool 4.5% 4/1/2044	1,523,303	1,481,808
Freddie Mac Gold Pool 4.5% 4/1/2048	333,015	321,238
Freddie Mac Gold Pool 4.5% 4/1/2048	55,942	53,579
Freddie Mac Gold Pool 4.5% 5/1/2039	142,229	140,239
Freddie Mac Gold Pool 4.5% 5/1/2041	6,148	6,047
Freddie Mac Gold Pool 4.5% 5/1/2044	62,882	61,169
Freddie Mac Gold Pool 4.5% 5/1/2053	3,253,952	3,087,013
Freddie Mac Gold Pool 4.5% 6/1/2039	101,957	100,486
Freddie Mac Gold Pool 4.5% 6/1/2047	182,660	175,630
Freddie Mac Gold Pool 4.5% 6/1/2047	143,191	137,903
Freddie Mac Gold Pool 4.5% 6/1/2052	22,200,238	21,026,601
Freddie Mac Gold Pool 4.5% 7/1/2025	56	55
Freddie Mac Gold Pool 4.5% 7/1/2041	75,801	74,582
Freddie Mac Gold Pool 4.5% 7/1/2044	23,253	22,620
Freddie Mac Gold Pool 4.5% 7/1/2047	260,322	251,523
Freddie Mac Gold Pool 4.5% 7/1/2047	162,769	156,300
Freddie Mac Gold Pool 4.5% 7/1/2047	113,273	109,055
Freddie Mac Gold Pool 4.5% 7/1/2052	603,039	571,159
Freddie Mac Gold Pool 4.5% 7/1/2052	313,419	296,849
Freddie Mac Gold Pool 4.5% 8/1/2052	11,827,621	11,202,342
Freddie Mac Gold Pool 4.5% 8/1/2052	11,259,798	10,664,538
Freddie Mac Gold Pool 4.5% 8/1/2052	494,664	468,514
Freddie Mac Gold Pool 4.5% 8/1/2054	3,834,292	3,622,570
Freddie Mac Gold Pool 4.5% 9/1/2039	45,445	44,798
Freddie Mac Gold Pool 4.5% 9/1/2041	862,013	848,054
Freddie Mac Gold Pool 4.5% 9/1/2042	572,635	562,888
Freddie Mac Gold Pool 4.5% 9/1/2042	21,116	20,798
Freddie Mac Gold Pool 4.5% 9/1/2044	136,115	132,407
Freddie Mac Gold Pool 4.5% 9/1/2046	169,491	163,444
Freddie Mac Gold Pool 5% 1/1/2035	6,460	6,503
Freddie Mac Gold Pool 5% 1/1/2040	13,372	13,460
Freddie Mac Gold Pool 5% 1/1/2041	12,526	12,605
Freddie Mac Gold Pool 5% 1/1/2053	878,488	858,344
Freddie Mac Gold Pool 5% 1/1/2053	41,524	40,351
Freddie Mac Gold Pool 5% 1/1/2053	35,734	34,780
Freddie Mac Gold Pool 5% 10/1/2033	101,671	102,362
Freddie Mac Gold Pool 5% 10/1/2052	5,134,298	5,029,403
Freddie Mac Gold Pool 5% 10/1/2052	23,944	23,403
Freddie Mac Gold Pool 5% 10/1/2053	9,482,462	9,193,168
Freddie Mac Gold Pool 5% 10/1/2054	16,164,371	15,656,069
Freddie Mac Gold Pool 5% 11/1/2035	772,518	777,990
Freddie Mac Gold Pool 5% 11/1/2052	839,650	822,233
Freddie Mac Gold Pool 5% 11/1/2052	605,554	594,885
Freddie Mac Gold Pool 5% 11/1/2052	475,804	464,597
Freddie Mac Gold Pool 5% 11/1/2052	366,604	357,969
Freddie Mac Gold Pool 5% 11/1/2052	34,951	34,018
Freddie Mac Gold Pool 5% 11/1/2053	25,145,259	24,378,120
Freddie Mac Gold Pool 5% 11/1/2053	5,219,638	5,063,658
Freddie Mac Gold Pool 5% 11/1/2054	72,148,456	69,879,690
Freddie Mac Gold Pool 5% 12/1/2047	109,963	109,223
Freddie Mac Gold Pool 5% 12/1/2052	1,433,094	1,403,368
Freddie Mac Gold Pool 5% 12/1/2052	616,885	604,089
Freddie Mac Gold Pool 5% 12/1/2052	486,091	473,881
Freddie Mac Gold Pool 5% 12/1/2052	428,649	419,758
Freddie Mac Gold Pool 5% 12/1/2052	258,813	253,444
Freddie Mac Gold Pool 5% 12/1/2053	1,202,621	1,168,937
Freddie Mac Gold Pool 5% 2/1/2034	127,768	128,613
Freddie Mac Gold Pool 5% 2/1/2038	140,243	141,169
Freddie Mac Gold Pool 5% 2/1/2041	28,117	28,284
Freddie Mac Gold Pool 5% 3/1/2038	65,475	65,908
Freddie Mac Gold Pool 5% 3/1/2041	57,977	58,347
Freddie Mac Gold Pool 5% 3/1/2041	57,078	57,421
Freddie Mac Gold Pool 5% 3/1/2041	8,447	8,459
Freddie Mac Gold Pool 5% 3/1/2053	1,059,047	1,033,439
Freddie Mac Gold Pool 5% 3/1/2053	1,010,874	984,536
Freddie Mac Gold Pool 5% 4/1/2040	19,142	19,265
Freddie Mac Gold Pool 5% 4/1/2041	23,520	23,657
Freddie Mac Gold Pool 5% 4/1/2053	7,897,525	7,669,541
Freddie Mac Gold Pool 5% 5/1/2041	50,757	51,058
Freddie Mac Gold Pool 5% 6/1/2040	51,481	51,814
Freddie Mac Gold Pool 5% 6/1/2040	7,221	7,267
Freddie Mac Gold Pool 5% 6/1/2041	262,034	263,705
Freddie Mac Gold Pool 5% 6/1/2041	63,104	63,386
Freddie Mac Gold Pool 5% 6/1/2052	2,755,369	2,681,855
Freddie Mac Gold Pool 5% 6/1/2052	1,436,465	1,412,056
Freddie Mac Gold Pool 5% 6/1/2052	5,058	4,944
Freddie Mac Gold Pool 5% 7/1/2035	127,754	128,633
Freddie Mac Gold Pool 5% 7/1/2040	11,796	11,874
Freddie Mac Gold Pool 5% 7/1/2041	46,372	46,645
Freddie Mac Gold Pool 5% 7/1/2041	42,580	42,861
Freddie Mac Gold Pool 5% 7/1/2041	39,812	40,049
Freddie Mac Gold Pool 5% 7/1/2041	26,247	26,415
Freddie Mac Gold Pool 5% 7/1/2041	26,045	26,162
Freddie Mac Gold Pool 5% 7/1/2041	25,424	25,577
Freddie Mac Gold Pool 5% 7/1/2041	13,060	13,153
Freddie Mac Gold Pool 5% 7/1/2052	80,734	79,362
Freddie Mac Gold Pool 5% 7/1/2053	40,666	39,476
Freddie Mac Gold Pool 5% 8/1/2039	263,629	265,356
Freddie Mac Gold Pool 5% 8/1/2040	101,666	102,322
Freddie Mac Gold Pool 5% 8/1/2040	54,335	54,693
Freddie Mac Gold Pool 5% 8/1/2052	200,234	195,705
Freddie Mac Gold Pool 5% 8/1/2053	5,509,367	5,344,729
Freddie Mac Gold Pool 5% 9/1/2038	47,934	48,251
Freddie Mac Gold Pool 5% 9/1/2038	32,014	32,225
Freddie Mac Gold Pool 5% 9/1/2040	75,625	76,112
Freddie Mac Gold Pool 5% 9/1/2043	23,497	23,618
Freddie Mac Gold Pool 5% 9/1/2052	7,918,596	7,686,293
Freddie Mac Gold Pool 5% 9/1/2052	7,728	7,553
Freddie Mac Gold Pool 5% 9/1/2053	5,712,580	5,541,869
Freddie Mac Gold Pool 5.5% 1/1/2053	2,319,407	2,306,314
Freddie Mac Gold Pool 5.5% 1/1/2055	3,549,301	3,561,430
Freddie Mac Gold Pool 5.5% 11/1/2052	23,394,443	23,291,622
Freddie Mac Gold Pool 5.5% 11/1/2053	3,638,344	3,609,847
Freddie Mac Gold Pool 5.5% 12/1/2038	16,256	16,731
Freddie Mac Gold Pool 5.5% 12/1/2052	813,937	810,360
Freddie Mac Gold Pool 5.5% 12/1/2052	805,838	802,296
Freddie Mac Gold Pool 5.5% 2/1/2054	577,600	573,978
Freddie Mac Gold Pool 5.5% 3/1/2053 (Aa)(Ab)(Ac)	11,703,843	11,736,525
Freddie Mac Gold Pool 5.5% 3/1/2055	399,860	396,103
Freddie Mac Gold Pool 5.5% 4/1/2054	1,641,093	1,628,752
Freddie Mac Gold Pool 5.5% 5/1/2053	3,250,818	3,245,673
Freddie Mac Gold Pool 5.5% 5/1/2055	7,049,998	6,985,966
Freddie Mac Gold Pool 5.5% 6/1/2041	59,396	61,155
Freddie Mac Gold Pool 5.5% 8/1/2053	1,802,510	1,794,644
Freddie Mac Gold Pool 5.5% 9/1/2052	1,464,280	1,457,844
Freddie Mac Gold Pool 5.5% 9/1/2053	7,621,831	7,633,586
Freddie Mac Gold Pool 5.5% 9/1/2054	576,467	576,816
Freddie Mac Gold Pool 6% 1/1/2053	8,241,752	8,351,972
Freddie Mac Gold Pool 6% 10/1/2054	3,070,455	3,145,100
Freddie Mac Gold Pool 6% 11/1/2037	838	875
Freddie Mac Gold Pool 6% 11/1/2053	2,192,023	2,217,913
Freddie Mac Gold Pool 6% 11/1/2053	1,350,600	1,367,818
Freddie Mac Gold Pool 6% 11/1/2053	1,015,565	1,027,559
Freddie Mac Gold Pool 6% 11/1/2053	944,622	962,568
Freddie Mac Gold Pool 6% 12/1/2052	1,493,908	1,517,622
Freddie Mac Gold Pool 6% 12/1/2054	5,062,936	5,114,427
Freddie Mac Gold Pool 6% 2/1/2028	1,745	1,766
Freddie Mac Gold Pool 6% 2/1/2038	18,790	19,748
Freddie Mac Gold Pool 6% 2/1/2054	398,170	402,500
Freddie Mac Gold Pool 6% 4/1/2053	1,235,412	1,251,162
Freddie Mac Gold Pool 6% 4/1/2054	5,165,932	5,286,677
Freddie Mac Gold Pool 6% 5/1/2054	3,612,010	3,699,821
Freddie Mac Gold Pool 6% 7/1/2037	1,094	1,147
Freddie Mac Gold Pool 6% 7/1/2039	9,557,878	9,791,584
Freddie Mac Gold Pool 6% 8/1/2037	22,733	23,812
Freddie Mac Gold Pool 6% 8/1/2052	1,358,501	1,380,065
Freddie Mac Gold Pool 6% 8/1/2053	8,723,032	8,834,236
Freddie Mac Gold Pool 6% 9/1/2038	33,913	35,576
Freddie Mac Gold Pool 6% 9/1/2052	2,138,105	2,172,044
Freddie Mac Gold Pool 6% 9/1/2054 (Ac)	16,605,233	17,024,487
Freddie Mac Gold Pool 6% 9/1/2054	15,581,828	15,887,595
Freddie Mac Gold Pool 6.5% 1/1/2054 (Aa)	4,295,899	4,454,407
Freddie Mac Gold Pool 6.5% 1/1/2054	1,002,055	1,040,281
Freddie Mac Gold Pool 6.5% 10/1/2053	960,556	995,398
Freddie Mac Gold Pool 6.5% 10/1/2053	944,681	979,537
Freddie Mac Gold Pool 6.5% 11/1/2053	161,491	167,034
Freddie Mac Gold Pool 6.5% 12/1/2053	383,238	398,181
Freddie Mac Gold Pool 6.5% 3/1/2032	485	497
Freddie Mac Gold Pool 6.5% 6/1/2054	3,566,569	3,707,083
Freddie Mac Gold Pool 6.5% 6/1/2054	1,072,661	1,117,352
Freddie Mac Gold Pool 6.5% 7/1/2054	58,574	60,194
Freddie Mac Gold Pool 6.5% 9/1/2039	193,285	205,168
Freddie Mac Gold Pool 6.5% 9/1/2053	582,117	604,915
Freddie Mac Gold Pool 6.5% 9/1/2053	565,964	586,493
Freddie Mac Gold Pool 6.5% 9/1/2054	1,271,321	1,325,083
Freddie Mac Gold Pool 7.5% 1/1/2032	1,359	1,404
Freddie Mac Gold Pool 7.5% 12/1/2036	1,619	1,667
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	2,896,859	2,874,169
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,362,373	1,392,194
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,057,839	1,101,664
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	984,878	1,027,220
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	309,854	324,941
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.809%, 7.355% 10/1/2037 (b)(d)	1,226	1,265
Freddie Mac Non Gold Pool 4% 9/1/2040	399,184	381,077
Freddie Mac Non Gold Pool 5% 5/1/2053	1,091,576	1,064,755
Freddie Mac Non Gold Pool 5% 5/1/2053	607,498	590,673
Freddie Mac Non Gold Pool 5% 8/1/2053	1,075,242	1,046,807
Freddie Mac Non Gold Pool 5.5% 5/1/2053	4,303,455	4,308,748
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,169,223	2,167,146
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,132,035	3,129,036
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,436,893	4,440,963
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,825,595	1,818,712
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (b)(d)	230	240
Freddie Mac Non Gold Pool 6% 11/1/2054	1,613,358	1,647,538
Freddie Mac Non Gold Pool 6% 6/1/2053	661,599	675,409
Freddie Mac Non Gold Pool 6% 6/1/2053	589,605	600,991
Freddie Mac Non Gold Pool 6% 6/1/2053	565,730	576,831
Freddie Mac Non Gold Pool 6% 7/1/2053	1,855,799	1,894,536
Freddie Mac Non Gold Pool 6% 7/1/2053	1,643,439	1,675,688
Freddie Mac Non Gold Pool 6% 9/1/2053	1,813,772	1,849,364
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,753,941	1,820,575
Ginnie Mae 6.5% 6/20/2053	1,206,204	1,255,008
Ginnie Mae 6.5% 7/20/2053	1,452,985	1,511,774
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.57%, 5.797% 3/20/2072 (b)(d)(m)	596,345	620,669
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.657%, 5.858% 4/20/2072 (b)(d)(m)	999,621	1,045,034
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.661%, 5.863% 3/20/2072 (b)(d)(m)	582,485	609,037
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.686%, 5.895% 3/20/2072 (b)(d)(m)	1,372,409	1,436,012
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.7%, 5.927% 3/20/2072 (b)(d)(m)	360,625	377,417
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.702%, 5.908% 2/20/2072 (b)(d)(m)	1,063,726	1,112,939
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.731%, 5.967% 3/20/2072 (b)(d)(m)	398,980	417,396
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.738%, 5.941% 3/20/2072 (b)(d)(m)	861,562	904,269
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.746%, 5.962% 4/20/2072 (b)(d)(m)	600,230	630,895
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.766%, 6.008% 3/20/2072 (b)(d)(m)	995,325	1,045,621
Ginnie Mae I Pool 2.5% 1/20/2052	2,108,816	1,752,343
Ginnie Mae I Pool 2.5% 12/20/2051	3,252,154	2,702,412
Ginnie Mae I Pool 2.5% 12/20/2051	2,191,445	1,821,004
Ginnie Mae I Pool 2.5% 12/20/2051	1,701,624	1,413,983
Ginnie Mae I Pool 2.5% 8/20/2051	1,847,159	1,534,916
Ginnie Mae I Pool 2.5% 9/20/2051	1,618,880	1,345,225
Ginnie Mae I Pool 2.824% 7/20/2071 (d)(m)	2,755,159	2,446,011
Ginnie Mae I Pool 2.893% 8/20/2071 (d)(m)	1,071,881	952,459
Ginnie Mae I Pool 2.954% 5/20/2071 (d)(m)	1,358,331	1,209,058
Ginnie Mae I Pool 2.968% 6/20/2071 (d)	626,729	558,267
Ginnie Mae I Pool 3% 11/15/2042	156,136	140,494
Ginnie Mae I Pool 3% 12/15/2042	44,161	39,685
Ginnie Mae I Pool 3% 12/20/2042	392,005	355,557
Ginnie Mae I Pool 3% 2/20/2050	1,264,594	1,101,496
Ginnie Mae I Pool 3% 2/20/2052	305,841	261,999
Ginnie Mae I Pool 3% 3/15/2045	153,070	136,300
Ginnie Mae I Pool 3% 3/20/2043	260,166	236,010
Ginnie Mae I Pool 3% 3/20/2043	107,539	97,635
Ginnie Mae I Pool 3% 3/20/2053	356,069	312,260
Ginnie Mae I Pool 3% 4/15/2043	145,725	131,068
Ginnie Mae I Pool 3% 4/20/2053	2,009,528	1,764,013
Ginnie Mae I Pool 3% 8/15/2045	329,307	290,598
Ginnie Mae I Pool 3.037% 7/20/2071 (d)(m)	1,324,037	1,182,892
Ginnie Mae I Pool 3.5% 1/15/2042	307,596	286,028
Ginnie Mae I Pool 3.5% 1/15/2042	11,608	10,785
Ginnie Mae I Pool 3.5% 10/20/2052	4,770,243	4,260,363
Ginnie Mae I Pool 3.5% 11/15/2041	74,036	69,080
Ginnie Mae I Pool 3.5% 11/15/2041	27,531	25,555
Ginnie Mae I Pool 3.5% 11/15/2043	329,097	303,720
Ginnie Mae I Pool 3.5% 12/20/2049	67,188	59,922
Ginnie Mae I Pool 3.5% 12/20/2049	30,740	27,320
Ginnie Mae I Pool 3.5% 12/20/2049	23,902	21,377
Ginnie Mae I Pool 3.5% 12/20/2049	7,185	6,383
Ginnie Mae I Pool 3.5% 2/15/2042	164,802	152,523
Ginnie Mae I Pool 3.5% 2/15/2042	77,582	72,033
Ginnie Mae I Pool 3.5% 2/15/2042	62,926	58,443
Ginnie Mae I Pool 3.5% 2/15/2042	45,093	41,880
Ginnie Mae I Pool 3.5% 2/15/2042	34,410	32,016
Ginnie Mae I Pool 3.5% 2/20/2043	925,473	859,395
Ginnie Mae I Pool 3.5% 3/15/2042	1,523,497	1,415,813
Ginnie Mae I Pool 3.5% 3/15/2042	50,212	46,720
Ginnie Mae I Pool 3.5% 3/15/2042	31,680	29,531
Ginnie Mae I Pool 3.5% 3/15/2042	15,667	14,534
Ginnie Mae I Pool 3.5% 3/15/2042	8,380	7,774
Ginnie Mae I Pool 3.5% 3/15/2043	310,212	287,181
Ginnie Mae I Pool 3.5% 3/20/2043	418,920	388,897
Ginnie Mae I Pool 3.5% 3/20/2052	394,699	346,738
Ginnie Mae I Pool 3.5% 5/15/2042	118,710	110,353
Ginnie Mae I Pool 3.5% 5/15/2042	83,582	77,674
Ginnie Mae I Pool 3.5% 5/15/2043	67,775	62,672
Ginnie Mae I Pool 3.5% 5/20/2046	76,553	68,945
Ginnie Mae I Pool 3.5% 5/20/2046	50,507	45,488
Ginnie Mae I Pool 3.5% 5/20/2046	40,838	36,780
Ginnie Mae I Pool 3.5% 5/20/2046	38,273	34,469
Ginnie Mae I Pool 3.5% 5/20/2046	37,484	33,758
Ginnie Mae I Pool 3.5% 5/20/2046	26,906	24,205
Ginnie Mae I Pool 3.5% 5/20/2053	1,597,544	1,430,281
Ginnie Mae I Pool 3.5% 6/20/2046	188,650	169,901
Ginnie Mae I Pool 3.5% 6/20/2046	50,762	45,717
Ginnie Mae I Pool 3.5% 6/20/2046	49,405	44,495
Ginnie Mae I Pool 3.5% 6/20/2046	48,320	43,517
Ginnie Mae I Pool 3.5% 6/20/2046	45,602	41,070
Ginnie Mae I Pool 3.5% 6/20/2046	34,784	31,316
Ginnie Mae I Pool 3.5% 6/20/2046	25,942	23,364
Ginnie Mae I Pool 3.5% 6/20/2046	17,534	15,796
Ginnie Mae I Pool 3.5% 7/15/2043	175,700	162,196
Ginnie Mae I Pool 3.5% 7/20/2046	5,250,576	4,730,375
Ginnie Mae I Pool 3.5% 7/20/2046	45,836	41,266
Ginnie Mae I Pool 3.5% 9/15/2043	491,539	454,141
Ginnie Mae I Pool 3.75% 6/20/2046	29,075	26,560
Ginnie Mae I Pool 3.75% 7/20/2046	57,525	52,549
Ginnie Mae I Pool 4% 1/15/2042	14,959	14,345
Ginnie Mae I Pool 4% 1/15/2043	48,452	46,274
Ginnie Mae I Pool 4% 1/15/2047	22,811	21,132
Ginnie Mae I Pool 4% 1/15/2047	19,805	18,348
Ginnie Mae I Pool 4% 1/15/2047	14,672	13,592
Ginnie Mae I Pool 4% 1/15/2047	6,987	6,472
Ginnie Mae I Pool 4% 1/20/2048	92,510	85,613
Ginnie Mae I Pool 4% 10/15/2040	93,462	89,773
Ginnie Mae I Pool 4% 10/15/2040	8,945	8,589
Ginnie Mae I Pool 4% 10/15/2041	264,758	253,391
Ginnie Mae I Pool 4% 10/15/2041	101,016	96,812
Ginnie Mae I Pool 4% 10/15/2041	98,909	94,850
Ginnie Mae I Pool 4% 10/15/2041	57,080	54,619
Ginnie Mae I Pool 4% 10/15/2041	33,939	32,438
Ginnie Mae I Pool 4% 10/15/2041	10,100	9,695
Ginnie Mae I Pool 4% 10/15/2041	8,052	7,726
Ginnie Mae I Pool 4% 11/15/2041	261,969	251,018
Ginnie Mae I Pool 4% 11/15/2042	16,969	16,212
Ginnie Mae I Pool 4% 11/20/2042	34,581	32,984
Ginnie Mae I Pool 4% 11/20/2052	2,551,776	2,348,774
Ginnie Mae I Pool 4% 12/15/2040	1,607,280	1,541,322
Ginnie Mae I Pool 4% 12/15/2040	45,055	43,154
Ginnie Mae I Pool 4% 12/15/2041	119,403	114,503
Ginnie Mae I Pool 4% 12/15/2041	81,315	77,809
Ginnie Mae I Pool 4% 12/15/2041	42,357	40,547
Ginnie Mae I Pool 4% 12/15/2041	5,501	5,268
Ginnie Mae I Pool 4% 12/15/2042	14,161	13,548
Ginnie Mae I Pool 4% 12/15/2046	3,786	3,519
Ginnie Mae I Pool 4% 12/20/2043	254,983	242,880
Ginnie Mae I Pool 4% 12/20/2047	91,797	84,953
Ginnie Mae I Pool 4% 12/20/2052	1,267,066	1,166,168
Ginnie Mae I Pool 4% 2/15/2041	36,455	34,999
Ginnie Mae I Pool 4% 2/15/2042	29,112	27,873
Ginnie Mae I Pool 4% 3/15/2041	17,467	16,770
Ginnie Mae I Pool 4% 3/15/2042	137,823	131,881
Ginnie Mae I Pool 4% 3/15/2042	25,880	24,726
Ginnie Mae I Pool 4% 4/15/2042	31,780	30,386
Ginnie Mae I Pool 4% 4/15/2043	10,885	10,447
Ginnie Mae I Pool 4% 4/15/2046	2,048,849	1,947,016
Ginnie Mae I Pool 4% 4/20/2047	1,576,757	1,464,625
Ginnie Mae I Pool 4% 4/20/2047	1,481,160	1,376,752
Ginnie Mae I Pool 4% 4/20/2048	328,994	304,981
Ginnie Mae I Pool 4% 4/20/2048	301,793	279,765
Ginnie Mae I Pool 4% 4/20/2052	252,468	231,989
Ginnie Mae I Pool 4% 5/15/2042	8,687	8,435
Ginnie Mae I Pool 4% 5/20/2049	691,474	637,545
Ginnie Mae I Pool 4% 6/15/2041	27,570	26,423
Ginnie Mae I Pool 4% 6/15/2041	16,722	15,995
Ginnie Mae I Pool 4% 6/20/2046	23,536	21,840
Ginnie Mae I Pool 4% 6/20/2049	185,213	170,537
Ginnie Mae I Pool 4% 7/15/2041	9,825	9,415
Ginnie Mae I Pool 4% 7/15/2046	95,500	88,769
Ginnie Mae I Pool 4% 7/15/2046	16,665	15,491
Ginnie Mae I Pool 4% 7/15/2046	10,704	9,950
Ginnie Mae I Pool 4% 8/15/2040	69,928	67,189
Ginnie Mae I Pool 4% 8/15/2041	232,885	223,105
Ginnie Mae I Pool 4% 8/15/2041	11,025	10,588
Ginnie Mae I Pool 4% 8/15/2043	15,176	14,442
Ginnie Mae I Pool 4% 8/15/2046	57,738	53,669
Ginnie Mae I Pool 4% 8/20/2052 (r)	7,167,127	6,603,679
Ginnie Mae I Pool 4% 9/15/2041	120,716	115,647
Ginnie Mae I Pool 4% 9/15/2041	11,628	11,112
Ginnie Mae I Pool 4% 9/15/2041	1,447	1,392
Ginnie Mae I Pool 4.5% 1/15/2040	16,330	16,056
Ginnie Mae I Pool 4.5% 1/20/2053	436,410	415,259
Ginnie Mae I Pool 4.5% 10/20/2048	111,994	107,362
Ginnie Mae I Pool 4.5% 10/20/2052	9,974,543	9,500,461
Ginnie Mae I Pool 4.5% 10/20/2054	9,002,215	8,506,127
Ginnie Mae I Pool 4.5% 11/20/2047	96,665	92,758
Ginnie Mae I Pool 4.5% 2/15/2040	1,400	1,376
Ginnie Mae I Pool 4.5% 2/20/2049	67,524	64,731
Ginnie Mae I Pool 4.5% 3/15/2040	19,855	19,518
Ginnie Mae I Pool 4.5% 3/15/2041	332,509	326,225
Ginnie Mae I Pool 4.5% 3/15/2041	267,383	262,741
Ginnie Mae I Pool 4.5% 3/15/2041	23,074	22,677
Ginnie Mae I Pool 4.5% 3/15/2041	8,672	8,521
Ginnie Mae I Pool 4.5% 3/20/2048	48,729	46,729
Ginnie Mae I Pool 4.5% 3/20/2048	36,512	35,013
Ginnie Mae I Pool 4.5% 4/15/2040	19,280	18,954
Ginnie Mae I Pool 4.5% 4/15/2040	3,330	3,273
Ginnie Mae I Pool 4.5% 4/15/2041	38,506	37,792
Ginnie Mae I Pool 4.5% 4/20/2048	119,668	114,756
Ginnie Mae I Pool 4.5% 4/20/2053	8,068,268	7,648,861
Ginnie Mae I Pool 4.5% 5/15/2039	8,392	8,256
Ginnie Mae I Pool 4.5% 5/15/2046	13,782	13,208
Ginnie Mae I Pool 4.5% 6/15/2040	59,326	58,327
Ginnie Mae I Pool 4.5% 6/15/2040	54,830	53,887
Ginnie Mae I Pool 4.5% 6/15/2040	43,566	42,826
Ginnie Mae I Pool 4.5% 6/20/2049	133,564	127,957
Ginnie Mae I Pool 4.5% 7/15/2040	107,090	105,263
Ginnie Mae I Pool 4.5% 7/15/2040	33,369	32,797
Ginnie Mae I Pool 4.5% 7/15/2040	31,463	30,917
Ginnie Mae I Pool 4.5% 7/15/2040	26,460	25,997
Ginnie Mae I Pool 4.5% 7/15/2040	9,244	9,086
Ginnie Mae I Pool 4.5% 7/15/2040	3,713	3,644
Ginnie Mae I Pool 4.5% 7/20/2048	193,808	185,854
Ginnie Mae I Pool 4.5% 7/20/2049	150,549	144,229
Ginnie Mae I Pool 4.5% 7/20/2049	128,124	122,745
Ginnie Mae I Pool 4.5% 7/20/2049	78,408	75,117
Ginnie Mae I Pool 4.5% 7/20/2049	73,104	70,035
Ginnie Mae I Pool 4.5% 7/20/2049	68,259	65,394
Ginnie Mae I Pool 4.5% 7/20/2049	44,881	42,996
Ginnie Mae I Pool 4.5% 7/20/2049	19,445	18,605
Ginnie Mae I Pool 4.5% 7/20/2052	2,662,787	2,536,227
Ginnie Mae I Pool 4.5% 8/15/2040	61,796	60,727
Ginnie Mae I Pool 4.5% 8/20/2049	257,519	246,386
Ginnie Mae I Pool 4.5% 8/20/2052	17,417,463	16,589,625
Ginnie Mae I Pool 4.5% 9/15/2040	39,327	38,630
Ginnie Mae I Pool 4.5% 9/20/2052	839,731	799,819
Ginnie Mae I Pool 5% 1/20/2035	830,628	835,850
Ginnie Mae I Pool 5% 10/15/2039	28,619	28,752
Ginnie Mae I Pool 5% 10/20/2038	10,729	10,803
Ginnie Mae I Pool 5% 11/20/2052	109,325	106,594
Ginnie Mae I Pool 5% 12/15/2039	34,562	34,722
Ginnie Mae I Pool 5% 12/20/2048	68,301	67,229
Ginnie Mae I Pool 5% 2/20/2049	75,958	74,767
Ginnie Mae I Pool 5% 4/15/2040	244,514	245,647
Ginnie Mae I Pool 5% 4/15/2041	22,219	22,317
Ginnie Mae I Pool 5% 4/15/2041	10,109	10,156
Ginnie Mae I Pool 5% 4/15/2041	6,425	6,453
Ginnie Mae I Pool 5% 4/15/2049	69,081	68,236
Ginnie Mae I Pool 5% 4/20/2048	2,439,238	2,429,180
Ginnie Mae I Pool 5% 4/20/2048	42,556	41,942
Ginnie Mae I Pool 5% 5/15/2040	34,389	34,551
Ginnie Mae I Pool 5% 6/15/2040	21,849	21,950
Ginnie Mae I Pool 5% 6/20/2048	80,345	79,186
Ginnie Mae I Pool 5% 6/20/2049	116,201	114,379
Ginnie Mae I Pool 5% 6/20/2063	550,883	532,946
Ginnie Mae I Pool 5% 7/15/2039	24,258	24,373
Ginnie Mae I Pool 5% 7/15/2040	18,860	18,946
Ginnie Mae I Pool 5% 7/20/2049	25,866	25,460
Ginnie Mae I Pool 5% 8/15/2039	27,050	27,177
Ginnie Mae I Pool 5% 8/15/2040	54,307	54,557
Ginnie Mae I Pool 5% 8/15/2040	49,385	49,611
Ginnie Mae I Pool 5% 8/20/2048	66,649	65,687
Ginnie Mae I Pool 5% 8/20/2052	2,857,149	2,783,091
Ginnie Mae I Pool 5% 9/15/2039	23,925	24,037
Ginnie Mae I Pool 5% 9/15/2040	33,283	33,437
Ginnie Mae I Pool 5% 9/15/2040	22,342	22,443
Ginnie Mae I Pool 5% 9/15/2041	30,928	31,073
Ginnie Mae I Pool 5% 9/20/2052	3,407,289	3,324,295
Ginnie Mae I Pool 5.5% 1/15/2037	849	856
Ginnie Mae I Pool 5.5% 11/20/2052	1,169,306	1,168,600
Ginnie Mae I Pool 5.5% 5/20/2053	5,568,976	5,556,910
Ginnie Mae I Pool 5.5% 6/15/2036	5,035	5,122
Ginnie Mae I Pool 5.5% 6/20/2063	413,027	409,809
Ginnie Mae I Pool 5.5% 7/20/2053	2,809,107	2,834,009
Ginnie Mae I Pool 5.5% 7/20/2053	2,138,255	2,157,210
Ginnie Mae I Pool 5.5% 9/15/2038	34,311	34,973
Ginnie Mae I Pool 5.5% 9/20/2052	1,501,971	1,499,186
Ginnie Mae I Pool 6% 10/20/2033	2,654	2,730
Ginnie Mae I Pool 6% 11/20/2032	3,863	3,955
Ginnie Mae I Pool 6% 12/20/2052	6,771,424	6,870,411
Ginnie Mae I Pool 6% 3/20/2035	2,816	2,904
Ginnie Mae I Pool 6% 4/20/2036	370	372
Ginnie Mae I Pool 6% 6/20/2053	845,247	857,604
Ginnie Mae I Pool 6% 6/20/2053	799,857	826,047
Ginnie Mae I Pool 6% 6/20/2063	703,472	709,579
Ginnie Mae I Pool 6% 7/20/2053	1,111,939	1,135,838
Ginnie Mae I Pool 6% 8/15/2036	36,373	37,443
Ginnie Mae I Pool 7% 6/20/2032	2,999	3,083
Ginnie Mae II Pool 2% 1/20/2051	39,892,819	32,064,839
Ginnie Mae II Pool 2% 10/20/2050	25,936,584	20,847,170
Ginnie Mae II Pool 2% 10/20/2051	383,323	308,345
Ginnie Mae II Pool 2% 11/20/2050	7,614,812	6,120,593
Ginnie Mae II Pool 2% 11/20/2051	1,527,230	1,228,026
Ginnie Mae II Pool 2% 12/20/2050	28,658,124	23,034,675
Ginnie Mae II Pool 2% 12/20/2051	8,744,090	7,028,278
Ginnie Mae II Pool 2% 2/20/2051	6,380,743	5,128,680
Ginnie Mae II Pool 2% 2/20/2052	8,420,306	6,768,029
Ginnie Mae II Pool 2% 3/20/2051	1,585,987	1,274,776
Ginnie Mae II Pool 2% 3/20/2052	12,356,075	9,935,362
Ginnie Mae II Pool 2% 4/20/2051	579,934	466,137
Ginnie Mae II Pool 2% 4/20/2052	12,659,672	10,181,459
Ginnie Mae II Pool 2% 6/1/2055 (r)	107,297,000	86,205,264
Ginnie Mae II Pool 2% 7/1/2055 (r)	32,000,000	25,705,901
Ginnie Mae II Pool 2% 7/20/2051	2,610,910	2,100,215
Ginnie Mae II Pool 2% 8/20/2051	42,128	33,862
Ginnie Mae II Pool 2% 9/20/2050	6,250,125	5,027,599
Ginnie Mae II Pool 2% 9/20/2051	4,699,983	3,779,197
Ginnie Mae II Pool 2.5% 11/20/2049	255,246	214,971
Ginnie Mae II Pool 2.5% 11/20/2051	2,367,726	1,985,245
Ginnie Mae II Pool 2.5% 12/20/2046	375,076	322,315
Ginnie Mae II Pool 2.5% 12/20/2050	802,581	673,434
Ginnie Mae II Pool 2.5% 12/20/2051	3,929,783	3,294,968
Ginnie Mae II Pool 2.5% 2/20/2052	9,350,633	7,844,520
Ginnie Mae II Pool 2.5% 3/20/2051	11,805,782	9,906,062
Ginnie Mae II Pool 2.5% 4/20/2051	3,570,504	2,995,959
Ginnie Mae II Pool 2.5% 4/20/2052	23,576,014	19,771,242
Ginnie Mae II Pool 2.5% 5/20/2052	9,416,991	7,900,190
Ginnie Mae II Pool 2.5% 6/1/2055 (r)	105,035,000	88,022,912
Ginnie Mae II Pool 2.5% 6/20/2051	2,189,132	1,836,185
Ginnie Mae II Pool 2.5% 6/20/2052	2,403,904	2,015,954
Ginnie Mae II Pool 2.5% 6/20/2054	70,191	58,825
Ginnie Mae II Pool 2.5% 7/1/2055 (r)	31,450,000	26,346,341
Ginnie Mae II Pool 2.5% 7/20/2051	5,177,296	4,340,959
Ginnie Mae II Pool 2.5% 7/20/2054	765,401	641,459
Ginnie Mae II Pool 2.5% 8/20/2046	107,834	92,850
Ginnie Mae II Pool 2.5% 8/20/2051	10,419,971	8,739,991
Ginnie Mae II Pool 2.5% 9/20/2051	28,317,385	23,743,012
Ginnie Mae II Pool 3% 1/20/2043	3,092,495	2,797,801
Ginnie Mae II Pool 3% 1/20/2044	774,948	699,418
Ginnie Mae II Pool 3% 10/20/2046	2,478,808	2,192,418
Ginnie Mae II Pool 3% 10/20/2051	137,781	120,226
Ginnie Mae II Pool 3% 12/20/2042	1,064,741	963,606
Ginnie Mae II Pool 3% 12/20/2049	903,228	790,688
Ginnie Mae II Pool 3% 12/20/2051	1,138,139	993,128
Ginnie Mae II Pool 3% 2/20/2043	374,869	339,150
Ginnie Mae II Pool 3% 2/20/2047	448,200	396,137
Ginnie Mae II Pool 3% 2/20/2052	1,591,086	1,388,365
Ginnie Mae II Pool 3% 3/20/2045	130,762	117,028
Ginnie Mae II Pool 3% 3/20/2050	1,501,398	1,311,579
Ginnie Mae II Pool 3% 4/20/2043	206,173	186,306
Ginnie Mae II Pool 3% 4/20/2045	66,748	59,717
Ginnie Mae II Pool 3% 4/20/2046	356,003	314,872
Ginnie Mae II Pool 3% 5/20/2045	74,611	66,705
Ginnie Mae II Pool 3% 5/20/2046	522,173	461,844
Ginnie Mae II Pool 3% 5/20/2052	110,387	96,288
Ginnie Mae II Pool 3% 6/1/2055 (r)	61,185,000	53,322,513
Ginnie Mae II Pool 3% 6/20/2045	71,245	63,675
Ginnie Mae II Pool 3% 6/20/2051	2,218,244	1,936,310
Ginnie Mae II Pool 3% 7/20/2045	76,711	67,896
Ginnie Mae II Pool 3% 7/20/2046	676,101	597,988
Ginnie Mae II Pool 3% 7/20/2049	593,247	521,184
Ginnie Mae II Pool 3% 7/20/2051	5,716,229	4,989,709
Ginnie Mae II Pool 3% 8/20/2042	119,093	107,905
Ginnie Mae II Pool 3% 8/20/2045	262,994	232,774
Ginnie Mae II Pool 3% 8/20/2051	9,773,405	8,525,119
Ginnie Mae II Pool 3% 9/20/2042	313,625	284,113
Ginnie Mae II Pool 3% 9/20/2045	254,346	225,119
Ginnie Mae II Pool 3% 9/20/2046	824,212	728,986
Ginnie Mae II Pool 3% 9/20/2049	548,363	480,038
Ginnie Mae II Pool 3% 9/20/2051	24,580,365	21,448,576
Ginnie Mae II Pool 3.5% 1/20/2048	181,297	163,449
Ginnie Mae II Pool 3.5% 1/20/2052	18,012,094	16,122,006
Ginnie Mae II Pool 3.5% 10/20/2040	107,522	99,859
Ginnie Mae II Pool 3.5% 10/20/2041	348,536	322,862
Ginnie Mae II Pool 3.5% 10/20/2042	68,306	63,083
Ginnie Mae II Pool 3.5% 10/20/2044	960,529	878,496
Ginnie Mae II Pool 3.5% 10/20/2045	82,074	74,455
Ginnie Mae II Pool 3.5% 10/20/2049	1,196,884	1,076,059
Ginnie Mae II Pool 3.5% 10/20/2051	4,228,171	3,785,482
Ginnie Mae II Pool 3.5% 11/20/2042	179,970	166,158
Ginnie Mae II Pool 3.5% 11/20/2046	96,234	87,121
Ginnie Mae II Pool 3.5% 11/20/2047	259,113	234,008
Ginnie Mae II Pool 3.5% 12/20/2041	1,265,033	1,172,103
Ginnie Mae II Pool 3.5% 12/20/2042	2,059,306	1,901,247
Ginnie Mae II Pool 3.5% 12/20/2046	885,061	801,246
Ginnie Mae II Pool 3.5% 12/20/2047	919,929	829,362
Ginnie Mae II Pool 3.5% 12/20/2051	13,377,224	11,972,448
Ginnie Mae II Pool 3.5% 2/20/2043	201,728	186,132
Ginnie Mae II Pool 3.5% 2/20/2052	33,233	29,745
Ginnie Mae II Pool 3.5% 3/20/2043	163,234	150,573
Ginnie Mae II Pool 3.5% 3/20/2046	920,253	834,831
Ginnie Mae II Pool 3.5% 3/20/2052	7,840,846	7,017,459
Ginnie Mae II Pool 3.5% 4/20/2045	1,087,746	992,982
Ginnie Mae II Pool 3.5% 4/20/2046	509,375	461,297
Ginnie Mae II Pool 3.5% 4/20/2046	51,491	46,422
Ginnie Mae II Pool 3.5% 4/20/2052	2,134,590	1,910,431
Ginnie Mae II Pool 3.5% 5/20/2043	249,331	228,889
Ginnie Mae II Pool 3.5% 5/20/2046	75,291	67,808
Ginnie Mae II Pool 3.5% 5/20/2046	19,239	17,327
Ginnie Mae II Pool 3.5% 6/1/2055 (r)	37,276,000	33,179,021
Ginnie Mae II Pool 3.5% 6/20/2042	121,026	111,903
Ginnie Mae II Pool 3.5% 6/20/2043	117,002	107,834
Ginnie Mae II Pool 3.5% 6/20/2052	1,174,226	1,049,450
Ginnie Mae II Pool 3.5% 7/1/2055 (r)	28,750,000	25,579,999
Ginnie Mae II Pool 3.5% 7/20/2046	1,476,801	1,337,409
Ginnie Mae II Pool 3.5% 7/20/2047	2,513,409	2,270,677
Ginnie Mae II Pool 3.5% 7/20/2050	28,726	25,808
Ginnie Mae II Pool 3.5% 8/20/2042	187,374	173,151
Ginnie Mae II Pool 3.5% 9/20/2040	265,335	246,397
Ginnie Mae II Pool 3.5% 9/20/2046	101,472	91,895
Ginnie Mae II Pool 4% 1/20/2041	2,242,644	2,149,716
Ginnie Mae II Pool 4% 1/20/2046	126,480	118,315
Ginnie Mae II Pool 4% 1/20/2047	135,663	126,524
Ginnie Mae II Pool 4% 10/20/2040	848,414	813,470
Ginnie Mae II Pool 4% 10/20/2041	1,384,371	1,324,347
Ginnie Mae II Pool 4% 10/20/2042	235,067	224,434
Ginnie Mae II Pool 4% 10/20/2043	203,122	193,119
Ginnie Mae II Pool 4% 10/20/2044	1,781,367	1,690,320
Ginnie Mae II Pool 4% 10/20/2045	7,337	6,875
Ginnie Mae II Pool 4% 10/20/2046	138,515	129,357
Ginnie Mae II Pool 4% 10/20/2047	62,400	58,118
Ginnie Mae II Pool 4% 11/20/2040	872,031	836,004
Ginnie Mae II Pool 4% 11/20/2041	143,100	136,875
Ginnie Mae II Pool 4% 11/20/2042	14,494	13,833
Ginnie Mae II Pool 4% 11/20/2044	800,293	759,254
Ginnie Mae II Pool 4% 11/20/2046	329,427	307,646
Ginnie Mae II Pool 4% 11/20/2047	104,110	96,966
Ginnie Mae II Pool 4% 12/20/2040	11,152	10,692
Ginnie Mae II Pool 4% 12/20/2041	443,355	424,066
Ginnie Mae II Pool 4% 12/20/2042	840,530	802,342
Ginnie Mae II Pool 4% 12/20/2044	66,608	63,193
Ginnie Mae II Pool 4% 12/20/2045	489,165	457,588
Ginnie Mae II Pool 4% 2/20/2041	10,853	10,401
Ginnie Mae II Pool 4% 2/20/2042	79,137	75,664
Ginnie Mae II Pool 4% 2/20/2043	103,291	98,615
Ginnie Mae II Pool 4% 2/20/2047	226,981	211,690
Ginnie Mae II Pool 4% 2/20/2049	2,850,006	2,644,654
Ginnie Mae II Pool 4% 3/20/2041	395,066	378,609
Ginnie Mae II Pool 4% 3/20/2047	424,666	395,792
Ginnie Mae II Pool 4% 3/20/2049	3,328,593	3,088,757
Ginnie Mae II Pool 4% 4/20/2043	104,821	100,134
Ginnie Mae II Pool 4% 4/20/2049	1,588,626	1,472,671
Ginnie Mae II Pool 4% 4/20/2052	4,899,166	4,520,522
Ginnie Mae II Pool 4% 5/20/2040	68,604	65,876
Ginnie Mae II Pool 4% 5/20/2046	74,838	70,007
Ginnie Mae II Pool 4% 5/20/2049	1,552,345	1,439,038
Ginnie Mae II Pool 4% 6/1/2055 (r)	36,195,000	33,172,232
Ginnie Mae II Pool 4% 6/20/2045	3,846,298	3,644,505
Ginnie Mae II Pool 4% 6/20/2046	205,703	192,424
Ginnie Mae II Pool 4% 6/20/2047	441,009	411,024
Ginnie Mae II Pool 4% 6/20/2052	6,367,657	5,867,557
Ginnie Mae II Pool 4% 7/20/2044	372,399	353,616
Ginnie Mae II Pool 4% 7/20/2045	290,533	275,105
Ginnie Mae II Pool 4% 7/20/2047	1,088,174	1,014,188
Ginnie Mae II Pool 4% 8/20/2043	55,449	52,760
Ginnie Mae II Pool 4% 8/20/2044	641,596	609,129
Ginnie Mae II Pool 4% 8/20/2045	1,200,200	1,124,599
Ginnie Mae II Pool 4% 8/20/2048	3,265,960	3,035,741
Ginnie Mae II Pool 4% 9/20/2040	57,692	55,313
Ginnie Mae II Pool 4% 9/20/2045	6,111	5,726
Ginnie Mae II Pool 4% 9/20/2047	2,403,557	2,238,636
Ginnie Mae II Pool 4% 9/20/2048	383,995	356,927
Ginnie Mae II Pool 4.5% 1/20/2045	173,183	168,023
Ginnie Mae II Pool 4.5% 1/20/2047	122,261	118,427
Ginnie Mae II Pool 4.5% 1/20/2048	200,329	193,359
Ginnie Mae II Pool 4.5% 1/20/2049	953,414	915,175
Ginnie Mae II Pool 4.5% 10/20/2041	1,007,786	990,646
Ginnie Mae II Pool 4.5% 10/20/2043	651,615	638,880
Ginnie Mae II Pool 4.5% 10/20/2044	594,827	577,104
Ginnie Mae II Pool 4.5% 11/20/2046	320,072	313,624
Ginnie Mae II Pool 4.5% 11/20/2054	15,707,798	14,832,366
Ginnie Mae II Pool 4.5% 12/20/2039	97,870	96,336
Ginnie Mae II Pool 4.5% 2/20/2041	445,327	437,960
Ginnie Mae II Pool 4.5% 2/20/2048	388,487	374,969
Ginnie Mae II Pool 4.5% 3/20/2041	1,660,104	1,632,636
Ginnie Mae II Pool 4.5% 3/20/2047	104,833	101,546
Ginnie Mae II Pool 4.5% 3/20/2048	32,495	31,364
Ginnie Mae II Pool 4.5% 3/20/2049	71,507	68,639
Ginnie Mae II Pool 4.5% 3/20/2055	2,999,997	2,832,800
Ginnie Mae II Pool 4.5% 4/20/2041	363,856	357,809
Ginnie Mae II Pool 4.5% 4/20/2048	626,019	603,845
Ginnie Mae II Pool 4.5% 4/20/2055	2,399,999	2,266,242
Ginnie Mae II Pool 4.5% 5/20/2040	18,811	18,511
Ginnie Mae II Pool 4.5% 5/20/2041	1,114,190	1,095,598
Ginnie Mae II Pool 4.5% 5/20/2044	193,106	189,335
Ginnie Mae II Pool 4.5% 5/20/2045	123,826	120,136
Ginnie Mae II Pool 4.5% 5/20/2052	9,445,813	8,996,861
Ginnie Mae II Pool 4.5% 5/20/2055	1,600,000	1,510,828
Ginnie Mae II Pool 4.5% 6/1/2055 (r)	118,493,000	111,864,111
Ginnie Mae II Pool 4.5% 6/20/2041	729,717	717,444
Ginnie Mae II Pool 4.5% 6/20/2045	55,651	54,538
Ginnie Mae II Pool 4.5% 7/1/2055 (r)	47,300,000	44,637,256
Ginnie Mae II Pool 4.5% 7/20/2046	245,679	238,359
Ginnie Mae II Pool 4.5% 8/20/2041	77,266	75,957
Ginnie Mae II Pool 4.5% 8/20/2047	197,782	190,901
Ginnie Mae II Pool 4.5% 9/20/2040	270,131	265,733
Ginnie Mae II Pool 4.5% 9/20/2044	564,175	547,365
Ginnie Mae II Pool 5% 1/20/2035	232,759	234,234
Ginnie Mae II Pool 5% 1/20/2055	15,240,407	14,794,173
Ginnie Mae II Pool 5% 10/20/2037	6,676	6,722
Ginnie Mae II Pool 5% 10/20/2040	184,078	185,358
Ginnie Mae II Pool 5% 11/20/2054	1,232,984	1,196,979
Ginnie Mae II Pool 5% 12/20/2035	28,187	28,373
Ginnie Mae II Pool 5% 12/20/2036	25,279	25,451
Ginnie Mae II Pool 5% 2/20/2036	21,354	21,496
Ginnie Mae II Pool 5% 3/20/2036	14,964	15,063
Ginnie Mae II Pool 5% 3/20/2042	142,906	143,899
Ginnie Mae II Pool 5% 5/20/2035	33,685	33,901
Ginnie Mae II Pool 5% 6/1/2055 (r)	191,157,000	185,485,487
Ginnie Mae II Pool 5% 6/20/2034	16,977	17,081
Ginnie Mae II Pool 5% 6/20/2038	55,124	55,504
Ginnie Mae II Pool 5% 6/20/2048	2,002,139	1,978,242
Ginnie Mae II Pool 5% 7/1/2055 (r)	58,600,000	56,827,034
Ginnie Mae II Pool 5% 8/20/2035	22,063	22,207
Ginnie Mae II Pool 5% 8/20/2045	397,137	399,869
Ginnie Mae II Pool 5% 9/20/2046	169,154	170,330
Ginnie Mae II Pool 5.5% 12/20/2054	2,578,771	2,562,506
Ginnie Mae II Pool 5.5% 3/20/2041	44,176	45,368
Ginnie Mae II Pool 5.5% 6/1/2055 (r)	111,645,000	110,879,294
Ginnie Mae II Pool 5.5% 7/1/2055 (r)	83,875,000	83,221,119
Ginnie Mae II Pool 5.5% 8/20/2053	69,253	69,125
Ginnie Mae II Pool 6% 1/20/2055	4,839,671	4,890,380
Ginnie Mae II Pool 6% 12/20/2054	9,657,558	9,767,800
Ginnie Mae II Pool 6% 6/1/2055 (r)	112,756,000	113,851,176
Ginnie Mae II Pool 6% 6/20/2054 (r)	515,381	521,425
Ginnie Mae II Pool 6% 7/1/2055 (r)	106,900,000	107,775,437
Ginnie Mae II Pool 6% 7/20/2054 (r)	4,311,229	4,355,727
Ginnie Mae II Pool 6% 8/20/2053	30,777	31,255
Ginnie Mae II Pool 6% 8/20/2054	5,786,812	5,846,088
Ginnie Mae II Pool 6% 9/20/2038	1,094	1,138
Ginnie Mae II Pool 6.5% 10/20/2039	2,498	2,611
Ginnie Mae II Pool 6.5% 10/20/2039	1,139	1,187
Ginnie Mae II Pool 6.5% 6/1/2055 (r)	23,124,000	23,618,477
Ginnie Mae II Pool 6.5% 7/1/2055 (r)	20,100,000	20,515,680
Ginnie Mae II Pool 7% 1/20/2039	3,441	3,540
Ginnie Mae II Pool 7% 10/20/2038	3,458	3,628
Ginnie Mae II Pool 7% 8/20/2038	645	662
Ginnie Mae II Pool 7.5% 5/20/2032	1,207	1,257
Ginnie Mae II Pool 8% 9/20/2031	3,240	3,345
Uniform Mortgage Backed Securities 1.5% 6/1/2040 (r)	2,835,000	2,486,346
Uniform Mortgage Backed Securities 2% 6/1/2040 (r)	7,748,000	6,997,113
Uniform Mortgage Backed Securities 2% 6/1/2055 (r)	333,062,000	258,890,625
Uniform Mortgage Backed Securities 2% 7/1/2055 (r)	221,325,000	172,132,044
Uniform Mortgage Backed Securities 2.5% 6/1/2040 (r)	2,371,000	2,188,082
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (r)	108,015,000	88,027,991
Uniform Mortgage Backed Securities 2.5% 7/1/2055 (r)	19,500,000	15,896,304
Uniform Mortgage Backed Securities 3% 6/1/2040 (r)	1,286,000	1,212,105
Uniform Mortgage Backed Securities 3% 6/1/2055 (r)	108,311,000	92,199,685
Uniform Mortgage Backed Securities 3% 7/1/2055 (r)	21,950,000	18,684,927
Uniform Mortgage Backed Securities 3.5% 6/1/2040 (r)	602,000	574,957
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (r)	91,233,000	80,926,481
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (r)	11,625,000	10,309,462
Uniform Mortgage Backed Securities 4% 6/1/2040 (r)	468,000	453,192
Uniform Mortgage Backed Securities 4% 6/1/2055 (r)	568,418,000	521,167,970
Uniform Mortgage Backed Securities 4% 7/1/2055 (r)	275,500,000	252,534,348
Uniform Mortgage Backed Securities 4.5% 6/1/2040 (r)	2,003,000	1,973,346
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (r)	984,978,000	929,419,528
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (r)	723,600,000	682,502,125
Uniform Mortgage Backed Securities 4.5% 8/1/2055 (r)	50,000,000	47,103,516
Uniform Mortgage Backed Securities 5% 11/1/2054	13,463,000	13,065,953
Uniform Mortgage Backed Securities 5% 6/1/2040 (r)	7,325,000	7,329,579
Uniform Mortgage Backed Securities 5% 6/1/2055 (r)	445,785,436	431,628,138
Uniform Mortgage Backed Securities 5% 7/1/2055 (r)	444,360,436	429,970,668
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (r)	991,759,000	982,152,029
Uniform Mortgage Backed Securities 5.5% 7/1/2055 (r)	343,022,098	339,377,763
Uniform Mortgage Backed Securities 6% 6/1/2055 (r)	233,071,000	235,410,823
Uniform Mortgage Backed Securities 6% 7/1/2055 (r)	67,464,000	68,054,317
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (r)	80,167,000	82,321,448
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (r)	12,300,000	12,619,025
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,209,199,851)		10,989,896,390

U.S. Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
ISRAEL - 0.0%
Israel Government 5.5% 9/18/2033	2,685,000	2,840,192
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 0% 3/17/2031 (n)	515,000	401,282
Fannie Mae 0.5% 6/17/2025	1,685,000	1,682,231
Fannie Mae 0.875% 8/5/2030	125,000	106,890
Fannie Mae 6.625% 11/15/2030	1,290,000	1,449,845
Federal Farm Credit Banks Funding Corp 1.48% 11/26/2032	965,000	779,346
Federal Farm Credit Banks Funding Corp 1.77% 2/4/2031	815,000	715,533
Federal Farm Credit Banks Funding Corp 2.35% 3/10/2036	1,825,000	1,438,614
Federal Farm Credit Banks Funding Corp 2.46% 2/5/2035	765,000	625,681
Federal Home Loan Bank 1.25% 7/23/2030	3,890,000	3,365,761
Federal Home Loan Bank 1.5% 9/30/2033	2,000,000	1,565,960
Federal Home Loan Bank 1.75% 6/20/2031	810,000	699,983
Federal Home Loan Bank 2.09% 2/22/2036	1,760,000	1,354,731
Freddie Mac 1.22% 8/19/2030	1,530,000	1,314,680
Freddie Mac Non Gold Pool 6.25% 7/15/2032	400,000	449,013
Freddie Mac Non Gold Pool 6.75% 3/15/2031	2,560,000	2,904,251
		18,853,801
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 0% 7/15/2034 (n)	230,000	150,983
Tennessee Valley Authority 1.5% 9/15/2031	565,000	477,671
Tennessee Valley Authority 2.875% 2/1/2027	1,060,000	1,040,940
Tennessee Valley Authority 5.25% 2/1/2055	1,440,000	1,365,007
Tennessee Valley Authority 5.25% 9/15/2039	150,000	154,512
Tennessee Valley Authority 7.125% 5/1/2030	390,000	443,533
		3,632,646
TOTAL UNITED STATES		22,486,447
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,561,637)		25,326,639

Commercial Paper - 0.0%
	Yield (%) (w)	Principal Amount (a)	Value ($)
Broadcom Inc 0% 6/6/2025 (Cost $1,099,303)	4.61	1,100,000	1,099,018

U.S. Treasury Obligations - 13.2%
	Yield (%) (w)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/26/2025 (Aa)(Ab)	4.22 to 4.24	4,787,000	4,773,505
US Treasury Bills 0% 6/5/2025	4.21 to 4.24	4,217,000	4,215,506
US Treasury Bills 0% 7/10/2025 (Aa)(Ab)	4.24 to 4.26	8,695,000	8,656,223
US Treasury Bills 0% 7/17/2025 (Aa)(Ab)(Ac)	4.25 to 4.27	65,685,000	65,338,320
US Treasury Bills 0% 7/3/2025	4.23	61,000	60,778
US Treasury Bills 0% 7/31/2025 (Aa)(Ac)	4.25 to 4.26	535,000	531,293
US Treasury Bills 0% 8/19/2025 (Aa)	4.26	1,433,000	1,419,853
US Treasury Bills 0% 8/21/2025 (Aa)	4.25 to 4.29	267,000	264,488
US Treasury Bills 0% 8/7/2025 (Aa)(Ac)	4.30 to 4.31	1,327,000	1,316,709
US Treasury Bonds 1.125% 5/15/2040	3.95 to 4.62	12,872,200	7,819,862
US Treasury Bonds 1.125% 8/15/2040	4.21 to 4.64	11,663,400	7,009,886
US Treasury Bonds 1.25% 5/15/2050	4.40 to 4.58	32,120,000	15,004,808
US Treasury Bonds 1.375% 11/15/2040	4.42 to 4.48	5,875,200	3,663,967
US Treasury Bonds 1.375% 8/15/2050	4.13 to 4.87	17,893,000	8,583,048
US Treasury Bonds 1.625% 11/15/2050	4.12 to 5.04	172,571,700	88,604,782
US Treasury Bonds 1.75% 8/15/2041	3.79 to 4.85	25,825,400	16,775,413
US Treasury Bonds 1.875% 11/15/2051	4.48 to 4.65	57,400	31,098
US Treasury Bonds 1.875% 2/15/2041	4.48	638,700	430,174
US Treasury Bonds 1.875% 2/15/2051	4.05	911,000	498,452
US Treasury Bonds 2% 11/15/2041	3.81 to 4.70	39,368,000	26,531,879
US Treasury Bonds 2% 2/15/2050	3.93 to 4.81	33,935,000	19,433,090
US Treasury Bonds 2% 8/15/2051	4.07 to 4.66	14,268,000	8,016,833
US Treasury Bonds 2.25% 2/15/2052	2.48 to 4.65	75,197,300	44,777,642
US Treasury Bonds 2.25% 5/15/2041	4.01 to 4.47	7,769,300	5,530,164
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	570,000	364,733
US Treasury Bonds 2.25% 8/15/2049	3.77 to 5.06	82,554,000	50,506,280
US Treasury Bonds 2.375% 2/15/2042	4.90	11,861,000	8,438,544
US Treasury Bonds 2.375% 5/15/2051	2.37 to 4.76	160,310,700	99,185,984
US Treasury Bonds 2.5% 2/15/2045	4.04 to 4.73	12,494,500	8,596,802
US Treasury Bonds 2.75% 11/15/2047	4.43 to 4.73	8,364,000	5,811,020
US Treasury Bonds 2.75% 8/15/2047	4.28 to 4.42	8,730,000	6,082,696
US Treasury Bonds 2.875% 5/15/2049	4.17 to 4.71	2,553,000	1,790,491
US Treasury Bonds 2.875% 5/15/2052	3.16 to 3.45	154,200,000	105,934,196
US Treasury Bonds 3% 11/15/2044	4.47 to 4.97	48,680,000	36,669,731
US Treasury Bonds 3% 2/15/2047	4.38	4,836,000	3,554,271
US Treasury Bonds 3% 2/15/2048	4.42 to 4.73	33,151,500	24,077,572
US Treasury Bonds 3% 5/15/2042	4.54 to 4.67	990,000	774,636
US Treasury Bonds 3% 5/15/2045	4.70	4,317,000	3,234,715
US Treasury Bonds 3% 5/15/2047	4.44 to 4.73	4,722,000	3,460,156
US Treasury Bonds 3% 8/15/2048	4.29	3,389,000	2,449,347
US Treasury Bonds 3% 8/15/2052	3.84 to 3.94	994,000	700,886
US Treasury Bonds 3.125% 11/15/2041	3.99 to 4.20	4,804,100	3,859,982
US Treasury Bonds 3.125% 5/15/2048	4.17 to 4.73	2,553,000	1,893,608
US Treasury Bonds 3.125% 8/15/2044	4.45 to 4.73	3,222,000	2,486,478
US Treasury Bonds 3.25% 5/15/2042	4.92	61,770,000	50,106,087
US Treasury Bonds 3.375% 11/15/2048 (Ad)	4.19 to 4.88	22,847,000	17,668,049
US Treasury Bonds 3.375% 5/15/2044	5.03	3,476,000	2,800,217
US Treasury Bonds 3.625% 2/15/2053	3.93 to 5.13	87,116,000	69,573,696
US Treasury Bonds 3.625% 5/15/2053	4.31 to 4.78	1,500,000	1,196,660
US Treasury Bonds 3.625% 8/15/2043	4.01 to 4.87	27,943,200	23,575,984
US Treasury Bonds 3.75% 11/15/2043	4.02 to 4.25	3,648,600	3,126,252
US Treasury Bonds 3.75% 8/15/2041	4.45	353,000	310,280
US Treasury Bonds 3.875% 2/15/2043	4.34 to 4.66	10,713,000	9,409,864
US Treasury Bonds 4% 11/15/2042	3.84 to 4.51	8,455,700	7,571,485
US Treasury Bonds 4% 11/15/2052	3.88 to 5.14	91,540,000	78,341,791
US Treasury Bonds 4.125% 8/15/2044	4.23 to 4.63	12,770,600	11,476,080
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.01	78,159,600	68,337,747
US Treasury Bonds 4.25% 2/15/2054	4.52 to 4.78	37,800,000	33,761,601
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.62	168,900,000	151,033,547
US Treasury Bonds 4.375% 5/15/2041	3.90 to 4.56	3,420,100	3,253,771
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.82	42,226,000	39,415,332
US Treasury Bonds 4.5% 2/15/2044 (Ab)	4.94	1,940,000	1,839,817
US Treasury Bonds 4.5% 8/15/2039	4.23 to 4.52	4,348,000	4,254,756
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.97	29,715,000	28,540,329
US Treasury Bonds 4.625% 2/15/2055 (Ab)	4.73 to 4.79	37,604,000	35,869,730
US Treasury Bonds 4.625% 5/15/2044	4.66 to 4.78	11,940,000	11,495,049
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.95	64,416,000	61,273,204
US Treasury Bonds 4.75% 11/15/2043	4.52 to 4.95	24,041,500	23,571,000
US Treasury Bonds 4.75% 11/15/2053	4.40 to 4.81	34,730,000	33,701,666
US Treasury Bonds 4.75% 2/15/2041	3.87 to 4.88	16,190,700	16,098,995
US Treasury Bonds 4.75% 5/15/2055	4.87 to 5.08	105,623,000	102,916,411
US Treasury Bonds 6.25% 5/15/2030 (Ad)	4.41 to 4.46	2,860,000	3,149,798
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051 (Ab)(Ad)	2.06 to 2.35	48,642,264	26,037,889
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052 (Ab)(Ad)	2.36 to 2.40	5,514,288	2,899,076
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054 (Ab)(Ad)	1.91 to 2.15	90,238,932	81,333,988
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	8,685,438	8,263,776
US Treasury Notes 0.375% 9/30/2027	4.15 to 4.50	4,571,000	4,217,997
US Treasury Notes 0.5% 10/31/2027	3.91 to 4.63	63,895,000	58,955,617
US Treasury Notes 0.5% 4/30/2027	4.15 to 4.55	14,788,000	13,865,483
US Treasury Notes 0.5% 5/31/2027	4.15 to 4.53	15,788,000	14,761,163
US Treasury Notes 0.5% 8/31/2027	3.87 to 4.51	23,311,000	21,626,416
US Treasury Notes 0.625% 7/31/2026	4.20 to 4.66	1,664,000	1,598,740
US Treasury Notes 0.75% 4/30/2026	1.21 to 4.85	63,676,200	61,738,056
US Treasury Notes 0.75% 5/31/2026	3.91 to 4.85	19,455,000	18,812,225
US Treasury Notes 1.125% 10/31/2026	4.22 to 4.46	8,797,500	8,448,693
US Treasury Notes 1.125% 8/31/2028	3.83 to 4.23	2,715,000	2,488,573
US Treasury Notes 1.25% 11/30/2026	1.23 to 4.74	80,300,000	77,116,230
US Treasury Notes 1.25% 3/31/2028	3.90 to 4.22	2,036,400	1,894,568
US Treasury Notes 1.25% 5/31/2028	4.17 to 4.37	6,857,000	6,353,171
US Treasury Notes 1.25% 9/30/2028	4.20	3,299,000	3,029,281
US Treasury Notes 1.5% 11/30/2028	3.03 to 4.47	28,225,000	26,034,255
US Treasury Notes 1.5% 2/15/2030	4.13 to 4.38	4,824,000	4,321,814
US Treasury Notes 1.875% 2/28/2027	4.15 to 4.58	5,213,000	5,031,563
US Treasury Notes 2.25% 8/15/2027	3.88 to 4.19	10,019,000	9,674,206
US Treasury Notes 2.375% 3/31/2029	3.90 to 4.94	12,054,300	11,398,847
US Treasury Notes 2.75% 5/31/2029	3.78 to 4.34	64,460,000	61,697,788
US Treasury Notes 2.75% 7/31/2027	2.93 to 4.77	96,725,000	94,446,673
US Treasury Notes 2.75% 8/15/2032	4.05 to 4.53	77,578,000	70,671,740
US Treasury Notes 2.875% 4/30/2029	3.82 to 4.23	4,072,000	3,919,618
US Treasury Notes 2.875% 5/15/2028	1.79 to 3.99	60,260,000	58,600,496
US Treasury Notes 2.875% 5/15/2032	4.10 to 4.33	4,230,000	3,900,853
US Treasury Notes 3.125% 8/31/2029	4.26 to 4.65	28,136,600	27,251,836
US Treasury Notes 3.25% 6/30/2029	4.18 to 4.68	3,150,100	3,070,240
US Treasury Notes 3.375% 5/15/2033	4.26 to 4.89	41,033,000	38,627,120
US Treasury Notes 3.375% 9/15/2027	3.88 to 3.92	9,780,000	9,673,031
US Treasury Notes 3.5% 1/31/2030	4.03	10,480,000	10,276,541
US Treasury Notes 3.5% 2/15/2033	3.37 to 4.32	193,100,000	183,890,036
US Treasury Notes 3.625% 5/31/2028	4.16 to 4.42	9,741,000	9,674,031
US Treasury Notes 3.625% 9/30/2031	3.97 to 4.23	67,794,000	65,942,906
US Treasury Notes 3.75% 12/31/2030	4.10 to 4.29	36,000	35,478
US Treasury Notes 3.75% 4/15/2028	3.92	4,691,000	4,675,974
US Treasury Notes 3.75% 5/15/2028	3.91 to 4.03	102,506,000	102,201,762
US Treasury Notes 3.75% 6/30/2030	3.93 to 4.04	81,200,000	80,324,563
US Treasury Notes 3.75% 8/15/2027	3.89	6,790,000	6,768,781
US Treasury Notes 3.75% 8/31/2031	3.74 to 4.31	1,279,000	1,253,670
US Treasury Notes 3.875% 11/30/2027	4.14 to 4.82	10,522,000	10,521,178
US Treasury Notes 3.875% 3/15/2028	3.96	459,000	459,251
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.94	140,100,000	139,963,184
US Treasury Notes 3.875% 8/15/2033 (Ad)	4.00 to 4.91	56,536,000	54,994,511
US Treasury Notes 3.875% 8/15/2034	3.78 to 4.53	177,720,000	171,178,358
US Treasury Notes 4% 1/31/2029 (Aa)	4.33 to 4.34	3,245,000	3,255,014
US Treasury Notes 4% 1/31/2031	4.08 to 4.29	125,000	124,692
US Treasury Notes 4% 2/15/2034 (Ab)(Ac)	4.59 to 4.68	5,200,000	5,080,766
US Treasury Notes 4% 2/29/2028	3.69	3,359,000	3,370,022
US Treasury Notes 4% 4/30/2032	3.98 to 4.29	21,742,000	21,527,977
US Treasury Notes 4% 5/31/2030	3.96 to 4.06	242,152,000	242,624,952
US Treasury Notes 4% 7/31/2030	4.20 to 4.29	130,000	130,030
US Treasury Notes 4.125% 10/31/2027	4.14 to 4.83	2,393,000	2,405,993
US Treasury Notes 4.125% 10/31/2031 (Ab)(Ac)(Ad)	4.17 to 4.26	53,100,000	53,095,852
US Treasury Notes 4.125% 11/15/2027	4.22 to 4.34	31,050,000	31,222,231
US Treasury Notes 4.125% 11/30/2029	4.40	800,000	806,031
US Treasury Notes 4.125% 11/30/2031	4.22 to 4.55	33,481,000	33,462,690
US Treasury Notes 4.125% 3/31/2029	4.61 to 4.67	10,900,000	10,981,750
US Treasury Notes 4.125% 3/31/2031	4.22 to 4.70	46,000	46,131
US Treasury Notes 4.125% 5/31/2032	4.21 to 4.22	61,900,000	61,735,711
US Treasury Notes 4.125% 7/31/2031	3.75 to 4.17	236,050,000	236,350,043
US Treasury Notes 4.25% 11/15/2034	4.26 to 4.75	454,209,500	449,738,376
US Treasury Notes 4.25% 2/15/2028	3.81 to 4.29	19,703,000	19,892,604
US Treasury Notes 4.25% 2/28/2029	4.31	1,930,000	1,952,693
US Treasury Notes 4.25% 2/28/2031	3.61 to 4.57	61,620,000	62,233,793
US Treasury Notes 4.25% 5/15/2035	4.37 to 4.59	49,990,000	49,427,613
US Treasury Notes 4.25% 6/30/2031	4.06 to 4.42	8,392,400	8,462,555
US Treasury Notes 4.375% 1/31/2032	4.47	600,000	607,781
US Treasury Notes 4.375% 12/15/2026	4.04	3,153,800	3,170,801
US Treasury Notes 4.375% 12/31/2029	4.60	800,000	814,000
US Treasury Notes 4.375% 5/15/2034	4.18 to 4.28	35,000,000	35,098,438
US Treasury Notes 4.375% 7/15/2027	3.59 to 4.23	45,460,000	45,887,860
US Treasury Notes 4.375% 8/31/2028	3.81	12,335,000	12,518,098
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.63	175,900,000	178,524,759
US Treasury Notes 4.5% 12/31/2031	4.10 to 4.50	55,056,600	56,181,389
US Treasury Notes 4.5% 5/15/2027	4.15 to 4.61	4,760,000	4,810,947
US Treasury Notes 4.5% 5/31/2029	3.90	17,722,300	18,097,514
US Treasury Notes 4.5% 7/15/2026	3.98 to 4.24	10,019,000	10,060,876
US Treasury Notes 4.625% 10/15/2026	4.15 to 5.01	34,854,000	35,122,212
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.53	45,190,000	46,024,013
US Treasury Notes 4.625% 3/15/2026	3.71 to 4.28	7,341,000	7,362,363
US Treasury Notes 4.625% 4/30/2029	4.71 to 4.72	2,800,000	2,870,984
US Treasury Notes 4.625% 6/15/2027	4.59	3,477,000	3,525,488
US Treasury Notes 4.625% 9/30/2028	4.19 to 4.85	95,000	97,186
US Treasury Notes 4.625% 9/30/2030	4.01 to 4.65	59,115,000	60,839,957
US Treasury Notes 4.75% 2/15/2045	4.46 to 4.97	86,896,000	84,818,643
US Treasury Notes 4.875% 10/31/2030	3.93 to 4.91	147,299,900	153,347,252
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025 (Ad)	2.66 to 2.73	1,725,514	1,720,833
US Treasury Notes Inflation-Indexed 0.375% 7/15/2025 (Ab)	2.96 to 3.10	7,956,445	7,950,599
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.17 to 1.46	14,150,641	14,283,828
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.53	3,015,869	3,025,220
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	2.24 to 2.25	19,598,189	19,739,947
US Treasury Strip Coupon 0% 11/15/2033 (g)(n)	3.84 to 4.15	2,471,933	1,702,258
US Treasury Strip Coupon 0% 11/15/2041 (g)(n)	1.39 to 4.78	20,220,000	8,737,022
US Treasury Strip Coupon 0% 11/15/2042 (g)(n)	4.47	229,800	93,805
US Treasury Strip Coupon 0% 11/15/2043 (g)(n)	4.21 to 4.45	1,570,738	606,651
US Treasury Strip Coupon 0% 11/15/2045 (g)(n)	4.53	4,155,000	1,437,401
US Treasury Strip Coupon 0% 2/15/2042 (g)(n)	4.15 to 4.80	9,703,646	4,145,719
US Treasury Strip Coupon 0% 2/15/2045 (g)(n)	4.85 to 5.06	19,945,000	7,198,159
US Treasury Strip Coupon 0% 5/15/2031 (g)(n)	4.48 to 4.49	9,460,000	7,374,926
US Treasury Strip Coupon 0% 5/15/2039 (g)(n)(Ab)	3.74 to 5.45	35,395,000	17,739,974
US Treasury Strip Coupon 0% 5/15/2040 (g)(n)	4.70	4,427,000	2,094,900
US Treasury Strip Coupon 0% 5/15/2041 (g)(n)	2.12 to 2.38	41,450,000	18,521,584
US Treasury Strip Coupon 0% 5/15/2042 (g)(n)	4.41	557,284	234,710
US Treasury Strip Coupon 0% 5/15/2044 (g)(n)	2.36 to 4.85	14,845,000	5,566,857
US Treasury Strip Coupon 0% 8/15/2039 (g)(n)	3.73 to 4.29	25,345,000	12,547,030
US Treasury Strip Coupon 0% 8/15/2040 (g)(n)	1.76 to 4.39	33,992,494	15,819,311
US Treasury Strip Coupon 0% 8/15/2041 (g)(n)	3.28 to 4.39	5,739,205	2,528,766
US Treasury Strip Coupon 0% 8/15/2042 (g)(n)	4.78	28,655,000	11,884,092
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,723,735,056)			5,509,412,017

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (x)	4.32	177,595,635	177,631,154
Fidelity Investments Money Market Government Portfolio - Institutional Class (q)(y)	4.22	332,799,086	332,799,086
Fidelity Securities Lending Cash Central Fund (x)(z)	4.32	515,024,736	515,076,239
State Street Institutional U.S. Government Money Market Fund Premier Class (y)	4.27	389,012,900	389,012,900
TOTAL MONEY MARKET FUNDS (Cost $1,414,515,734)			1,414,519,379

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	2,300,000	140,294
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	13,900,000	574,440
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	6,340,000	255,725
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	4,640,000	198,144
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	3,970,000	161,848
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	6,510,000	272,190
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	7,700,000	338,847
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,500,000	99,712
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	10,100,000	415,987
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	18,100,000	1,103,692
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	5,100,000	153,253
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	10,760,000	435,180

TOTAL PUT SWAPTIONS			4,149,312
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	2,300,000	6,038
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	13,900,000	511,349
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	6,340,000	240,059
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	4,640,000	163,589
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	3,970,000	149,262
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	6,510,000	237,844
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	7,700,000	240,784
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,500,000	90,824
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	10,100,000	371,469
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	18,100,000	49,964
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	5,100,000	165,072
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	10,760,000	406,556
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 4.35% and pay annually a floating rate based on US SOFR Index, expiring August 2055	8/13/25	19,640,000	192,635

TOTAL CALL SWAPTIONS			2,825,445
TOTAL PURCHASED SWAPTIONS (Cost $7,281,185)			6,974,757

TOTAL INVESTMENT IN SECURITIES - 120.1% (Cost $52,470,002,319)	50,200,433,430
NET OTHER ASSETS (LIABILITIES) - (20.1)% (v)(Ae)(Af) (Ag)	(8,361,071,349)
NET ASSETS - 100.0%	41,839,362,081

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(48,651,000)	(39,087,508)
Ginnie Mae II Pool 2.5% 6/1/2055	(38,081,000)	(31,913,177)
Ginnie Mae II Pool 3% 6/1/2055	(109,000)	(94,993)
Ginnie Mae II Pool 3.5% 6/1/2055	(28,750,000)	(25,590,108)
Ginnie Mae II Pool 4% 6/1/2055	(5,156,000)	(4,725,405)
Ginnie Mae II Pool 4.5% 6/1/2055	(94,669,000)	(89,372,904)
Ginnie Mae II Pool 5% 6/1/2055	(119,795,000)	(116,240,754)
Ginnie Mae II Pool 5.5% 6/1/2055	(84,014,000)	(83,437,798)
Ginnie Mae II Pool 6% 6/1/2055	(107,090,000)	(108,130,144)
Ginnie Mae II Pool 6.5% 6/1/2055	(20,286,000)	(20,719,790)
Uniform Mortgage Backed Securities 2% 6/1/2040	(221,000)	(199,582)
Uniform Mortgage Backed Securities 2% 6/1/2055	(231,135,000)	(179,662,299)
Uniform Mortgage Backed Securities 2.5% 6/1/2040	(59,000)	(54,448)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(44,146,000)	(35,977,259)
Uniform Mortgage Backed Securities 3% 6/1/2040	(27,000)	(25,449)
Uniform Mortgage Backed Securities 3% 6/1/2055	(62,316,000)	(53,046,464)
Uniform Mortgage Backed Securities 3.5% 6/1/2040	(11,000)	(10,506)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(33,969,000)	(30,131,549)
Uniform Mortgage Backed Securities 4% 6/1/2040	(8,000)	(7,747)
Uniform Mortgage Backed Securities 4% 6/1/2055	(289,047,000)	(265,019,824)
Uniform Mortgage Backed Securities 4% 7/1/2055	(3,000,000)	(2,749,920)
Uniform Mortgage Backed Securities 4.5% 6/1/2040	(45,000)	(44,334)
Uniform Mortgage Backed Securities 4.5% 6/1/2055	(920,398,000)	(868,482,214)
Uniform Mortgage Backed Securities 4.5% 7/1/2055	(64,000,000)	(60,365,030)
Uniform Mortgage Backed Securities 5% 11/1/2054	(13,463,000)	(13,065,953)
Uniform Mortgage Backed Securities 5% 6/1/2055	(385,241,436)	(373,006,900)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(625,849,098)	(619,786,623)
Uniform Mortgage Backed Securities 6% 6/1/2055	(186,742,000)	(188,616,722)
Uniform Mortgage Backed Securities 6% 7/1/2055	(18,425,000)	(18,586,221)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(74,335,000)	(76,332,716)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(5,900,000)	(6,053,028)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,310,537,369)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,305,505,796)		(3,310,537,369)

Written Swaptions
	Expiration Date	Notional Amount		Value ($)
Put Swaptions
Option on an interest rate swap with Barclays Bank PLC to receive a fixed rate of 2.32% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring June 2025	6/09/25	EUR	2,500,000	(276)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26		2,400,000	(74,189)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25		3,800,000	(120,156)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.738% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/12/25		2,100,000	(4,518)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.75% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/20/25		4,200,000	(15,895)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.678% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/27/25		4,200,000	(13,175)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 2.39% and pay semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring June 2035	6/16/25	EUR	2,200,000	(2,584)
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 3.56% and pay a floating rate based on US SOFR Index, expiring June 2025	6/06/25		4,100,000	(179)
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 3.564% and pay a floating rate based on US SOFR Index, expiring June 2025	6/09/25		8,000,000	(1,238)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.7275% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/16/25		6,300,000	(16,453)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.71% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/16/25		3,900,000	(8,813)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.73% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/20/25		7,900,000	(26,002)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.785% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/23/25		3,900,000	(20,574)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.687% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/27/25		3,600,000	(11,945)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.735% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/30/25		5,700,000	(27,628)
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 3.7% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/30/25		4,000,000	(14,000)
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 3.701% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/30/25		4,000,000	(16,018)

TOTAL PUT SWAPTIONS				(373,643)
Call Swaptions
Option on an interest rate swap with Barclays Bank PLC to receive a fixed rate of 2.59% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring June 2025	6/09/25	EUR	2,500,000	(3,720)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26		2,400,000	(77,034)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25		3,800,000	(51,454)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.138% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/12/25		2,100,000	(712)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.15% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/20/25		4,200,000	(3,528)
Option on a credit default swap with JPMorgan Chase Bank NA to buy protection on 5Y CDX IG Series 44 Index, paying 1% quarterly expiring June 2030	7/16/25		8,400,000	(1,586)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 2.66% and pay semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring June 2025	6/16/25	EUR	2,200,000	(2,374)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.96% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/06/25		4,100,000	(4,791)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/09/25		8,000,000	(13,597)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.1275% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/16/25		6,300,000	(4,305)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/16/25		3,900,000	(3,163)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.13% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/20/25		7,900,000	(7,866)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.185% and pay annually a floating rate based on US SOFR Index, expiring June 2035	6/23/25		3,900,000	(3,189)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.087% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/27/25		3,600,000	(7,732)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.135% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/30/25		5,700,000	(10,383)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.101% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/30/25		4,000,000	(9,015)
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 4.05% and pay annually a floating rate based on US SOFR Index, expiring July 2035	6/30/25		4,000,000	(14,000)
Option on a credit default swap with Royal Bank of Canada to buy protection on 5Y CDX IG Series 44 Index, paying 1% quarterly expiring June 2030	7/16/25		8,200,000	(1,947)
Option on a credit default swap with Royal Bank of Canada International to buy protection on 5Y CDX IG Series 44 Index, paying 1% quarterly expiring June 2035	6/18/25		8,900,000	(1,535)
Option on a credit default swap with Royal Bank of Canada to buy protection on 5Y CDX IG Series 44 Index, paying 1% quarterly expiring June 2030	7/16/25		8,900,000	(2,442)
Option on a credit default swap with Royal Bank of Canada International to buy protection on 5Y CDX IG Series 44 Index, paying 1% quarterly expiring June 2035	6/18/25		8,600,000	(931)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 43 Index, paying 1% quarterly expiring December 2029	6/18/25		18,500,000	(2,123)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 43 Index, paying 1% quarterly expiring December 2029	6/18/25		9,200,000	(1,206)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 44 Index, paying 1% quarterly expiring June 2030	7/16/25		17,800,000	(4,227)
Option with an exercise rate .85 on a credit default swap with Goldman Sachs International to buy protection on SWOP CDX IG44 (V1 ONLY) 5Y SP 06/20/2030, paying 0% Quarterly expiring June 2025	6/18/25		17,800,000	(2,389)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 44 Index, paying 1% quarterly expiring June 2030	6/16/25		8,600,000	(2,360)
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring August 2030	8/13/25		75,660,000	(139,661)
Option on an interest rate swap with London Clearing House to receive annually a fixed rate of 4.078% and pay annually a floating rate based on US SOFR Index, expiring July 2025	6/27/25		4,200,000	(9,569)

TOTAL CALL SWAPTIONS				(386,839)
TOTAL WRITTEN SWAPTIONS				(760,482)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 24 Contracts (Australia)	16	Jun 2025	1,177,157	(8,089)	(8,089)
CBOT 10 Year US Treasury Bond Contracts (United States)	9,165	Sep 2025	1,016,455,781	6,240,806	6,240,806
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	1,907	Sep 2025	215,133,438	2,114,621	2,114,621
CBOT 2 Year US Treasury Note Contracts (United States)	4,248	Sep 2025	881,526,375	1,406,874	1,406,874
CBOT 5 Year US Treasury Note Contracts (United States)	2,601	Sep 2025	281,700,492	1,697,196	1,697,196
CBOT US Treasury Long Bond Contracts (United States)	853	Sep 2025	96,495,625	1,633,044	1,633,044
CBOT US Treasury Ultra Bond Contracts (United States)	1,331	Sep 2025	154,770,344	2,136,442	2,136,442
Eurex Euro-Bund Contracts (Germany)	136	Jun 2025	20,261,606	109,929	109,929
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	2	Sep 2025	246,511	188	188
TMX 10Y Canadian Bond Contracts (Canada)	55	Sep 2025	4,901,847	42,093	42,093

TOTAL PURCHASED					15,373,104

Sold

Interest Rate Contracts
ASX 24 Contracts (Australia)	25	Jun 2025	1,839,308	(26,180)	(26,180)
CBOT 10 Year US Treasury Bond Contracts (United States)	668	Sep 2025	74,085,375	(851,431)	(851,431)
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	900	Sep 2025	101,531,250	(1,207,766)	(1,207,766)
CBOT 5 Year US Treasury Note Contracts (United States)	237	Sep 2025	25,668,211	(202,227)	(202,227)
CBOT US Treasury Ultra Bond Contracts (United States)	19	Sep 2025	2,209,344	(30,177)	(30,177)
Eurex Deutschland Contracts (Germany)	2	Sep 2025	274,597	(8,221)	(8,221)
Eurex Euro-BTP Contracts (Germany)	68	Jun 2025	9,354,064	(110,753)	(110,753)
Eurex Euro-Bobl Contracts (Germany)	24	Jun 2025	3,246,660	(14,409)	(14,409)
Eurex Euro-Bund Contracts (Germany)	34	Jun 2025	5,065,401	11,095	11,095
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	25	Jun 2025	3,451,200	126,876	126,876
Eurex Euro-Schatz Contracts (Germany)	10	Jun 2025	1,218,849	2,888	2,888
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	12	Sep 2025	1,479,067	(20,112)	(20,112)
TMX 10Y Canadian Bond Contracts (Canada)	2	Sep 2025	178,249	(2,189)	(2,189)

TOTAL SOLD					(2,332,606)

TOTAL FUTURES CONTRACTS					13,040,498
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	71	795,976,563	112.00	06/20/25	(15,531)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	211	2,365,507,813	111.50	06/20/25	(75,828)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	77	863,242,188	112.50	07/25/25	(32,386)
Eurex Deutschland German Federal Republic Contracts (Germany)	Eurex Deutschland	32	416,480,000	131.50	06/20/25	(18,531)

						(142,276)
Put Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	211	2,365,507,813	108.50	06/20/25	(16,484)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	71	795,976,563	109.00	06/20/25	(8,875)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	77	863,242,188	109.00	07/25/25	(35,995)
Eurex Deutschland German Federal Republic Contracts (Germany)	Eurex Deutschland	32	416,480,000	128.50	06/20/25	(3,270)

						(64,624)
TOTAL WRITTEN OPTIONS						(206,900)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	147,045,332	USD	25,758,112	BNP Paribas SA	6/03/25	(48,638)
BRL	146,875,782	USD	25,527,188	JPMorgan Chase Bank NA	6/03/25	152,641
BRL	3,385,000	USD	592,508	State Street Bank & Trust Co	6/03/25	(673)
BRL	87,097,646	USD	15,274,795	BNP Paribas SA	7/02/25	(149,092)
CAD	22,713,273	USD	16,473,218	BNP Paribas SA	6/03/25	77,424
CAD	46,059	USD	33,385	Bank of America NA	6/03/25	177
CAD	29,082,000	USD	21,089,021	Canadian Imperial Bank of Commerce	6/03/25	102,366
EUR	164,193,000	USD	186,342,636	Bank of America NA	6/03/25	90,306
EUR	54,870,882	USD	62,157,736	Bank of America NA	6/03/25	145,408
EUR	1,034,000	USD	1,159,781	JPMorgan Chase Bank NA	6/03/25	14,275
EUR	2,103,000	USD	2,311,043	JPMorgan Chase Bank NA	6/18/25	79,114
EUR	335,000	USD	377,879	JPMorgan Chase Bank NA	7/08/25	3,367
GBP	11,684,878	USD	15,768,743	Bank of America NA	6/03/25	(25,123)
GBP	12,009,173	USD	16,258,294	State Street Bank & Trust Co	6/03/25	(77,735)
GBP	1,745,000	USD	2,257,063	Societe Generale SA	6/18/25	94,228
GBP	1,430,000	USD	1,929,937	JPMorgan Chase Bank NA	7/08/25	(2,916)
INR	960,414,045	USD	11,163,970	Bank of America NA	6/30/25	49,502
INR	1,296,992,857	USD	15,154,937	Barclays Bank PLC	6/30/25	(11,683)
JPY	322,177,528	USD	2,254,732	BNP Paribas SA	6/03/25	(15,755)
JPY	315,732,164	USD	2,204,441	BNP Paribas SA	6/03/25	(10,257)
JPY	53,484,122	USD	376,313	Barclays Bank PLC	6/03/25	(4,624)
JPY	77,480,191	USD	546,530	UBS AG	6/03/25	(8,081)
JPY	204,099,673	USD	1,419,118	Barclays Bank PLC	7/02/25	3,938
JPY	340,517,827	USD	2,357,112	Morgan Stanley	7/02/25	17,100
JPY	222,191,505	USD	1,535,076	UBS AG	7/02/25	14,123
MXN	101,920,000	USD	4,939,952	Bank of America NA	6/18/25	304,727
MXN	71,132,000	USD	3,520,114	Goldman Sachs Bank USA	6/18/25	140,252
SGD	70,973	USD	54,962	Bank of America NA	6/03/25	66
SGD	1,345,710	USD	1,045,699	JPMorgan Chase Bank NA	6/03/25	(2,311)
TRY	213,233,374	USD	5,407,760	Barclays Bank PLC	6/05/25	18,444
TRY	12,852,889	USD	325,192	Barclays Bank PLC	6/05/25	1,879
TRY	230,345,750	USD	5,843,966	Barclays Bank PLC	6/11/25	(19,508)
TRY	28,377,740	USD	710,447	Barclays Bank PLC	6/12/25	6,341
TRY	37,874,346	USD	958,820	Barclays Bank PLC	6/13/25	(3,179)
TRY	28,427,847	USD	710,341	Barclays Bank PLC	6/13/25	6,947
TRY	181,872,947	USD	4,523,978	Barclays Bank PLC	6/16/25	50,329
TRY	29,362,676	USD	730,324	Barclays Bank PLC	6/17/25	7,389
TRY	15,790,859	USD	393,375	Barclays Bank PLC	6/18/25	2,932
TRY	13,890,759	USD	346,144	Barclays Bank PLC	6/18/25	2,476
TRY	20,300,526	USD	506,033	Barclays Bank PLC	6/20/25	2,362
TRY	58,573,088	USD	1,451,823	Barclays Bank PLC	6/25/25	7,162
TRY	36,566,801	USD	907,590	Barclays Bank PLC	6/26/25	2,261
TRY	75,766,256	USD	1,878,155	Barclays Bank PLC	6/27/25	5,013
TRY	78,506,361	USD	1,937,711	Barclays Bank PLC	7/01/25	5,108
TRY	25,793,647	USD	632,027	Barclays Bank PLC	7/09/25	658
USD	63,359	AUD	99,000	Brown Brothers Harriman & Co	7/08/25	(490)
USD	31,716	AUD	49,000	Canadian Imperial Bank of Commerce	7/08/25	114
USD	465,657	AUD	720,000	JPMorgan Chase Bank NA	7/08/25	1,303
USD	15,274,795	BRL	86,517,968	BNP Paribas SA	6/03/25	147,954
USD	10,614,832	BRL	60,527,364	BNP Paribas SA	6/03/25	32,200
USD	25,728,411	BRL	146,875,782	JPMorgan Chase Bank NA	6/03/25	48,582
USD	1,030,367	BRL	5,830,000	BTIG LLC (GB)	6/18/25	14,595
USD	590,287	BRL	3,385,000	Bank of America NA	6/18/25	512
USD	2,679,014	BRL	15,918,006	JPMorgan Chase Bank NA	6/18/25	(94,409)
USD	662,332	BRL	3,800,000	Morgan Stanley & Co International PLC	6/18/25	252
USD	179,477	BRL	1,100,000	BNP Paribas SA	10/02/25	(7,203)
USD	52,325,043	BRL	321,900,000	Goldman Sachs Bank USA	10/02/25	(2,304,146)
USD	3,281,472	BRL	20,100,000	Goldman Sachs Bank USA	10/02/25	(129,670)
USD	20,753,793	BRL	127,200,000	Morgan Stanley	10/02/25	(833,137)
USD	37,403,182	CAD	51,770,342	BNP Paribas SA	6/03/25	(320,680)
USD	51,397	CAD	71,056	BNP Paribas SA	6/03/25	(380)
USD	16,473,218	CAD	22,679,833	BNP Paribas SA	7/02/25	(77,125)
USD	33,385	CAD	45,992	Bank of America NA	7/02/25	(177)
USD	800,074	CAD	1,101,000	JPMorgan Chase Bank NA	7/08/25	(3,637)
USD	187,696,220	EUR	165,227,000	Bank of America NA	6/03/25	89,223
USD	62,560,093	EUR	54,870,882	Citibank NA	6/03/25	256,949
USD	2,039,144	EUR	1,802,000	Bank of America NA	6/18/25	(8,913)
USD	12,438,190	EUR	11,384,000	Deutsche Bank AG	6/18/25	(500,252)
USD	198,784	EUR	174,000	Deutsche Bank AG	6/18/25	1,024
USD	2,147,524	EUR	1,970,000	Morgan Stanley & Co International PLC	6/18/25	(91,473)
USD	2,364,426	EUR	2,164,000	Societe Generale SA	6/18/25	(95,060)
USD	186,695,486	EUR	164,193,000	Bank of America NA	7/02/25	(85,449)
USD	62,275,708	EUR	54,870,882	Bank of America NA	7/02/25	(143,730)
USD	126,312	EUR	111,000	BNP Paribas SA	7/08/25	(12)
USD	107,173	EUR	96,000	BNP Paribas SA	7/08/25	(2,080)
USD	50,511	EUR	45,000	BNP Paribas SA	7/08/25	(701)
USD	94,506,577	EUR	82,984,000	Goldman Sachs Bank USA	7/08/25	66,850
USD	2,008,842	EUR	1,763,499	BTIG LLC (GB)	7/11/25	1,468
USD	6,773,619	EUR	6,233,000	BTIG LLC (GB)	7/11/25	(321,345)
USD	3,543,418	EUR	3,106,182	BTIG LLC (GB)	7/11/25	7,681
USD	563,355	EUR	497,877	BTIG LLC (GB)	7/11/25	(3,374)
USD	656,742	EUR	585,652	BTIG LLC (GB)	7/11/25	(9,899)
USD	578,937	EUR	506,923	BTIG LLC (GB)	7/11/25	1,912
USD	924,790	EUR	824,684	BTIG LLC (GB)	7/11/25	(13,940)
USD	881,331	EUR	771,701	BTIG LLC (GB)	7/11/25	2,911
USD	1,156,693	EUR	1,014,555	BTIG LLC (GB)	7/11/25	1,834
USD	1,002,763	EUR	879,982	BTIG LLC (GB)	7/11/25	1,088
USD	15,560,918	GBP	11,684,878	JPMorgan Chase Bank NA	6/03/25	(182,702)
USD	16,029,051	GBP	12,009,173	State Street Bank & Trust Co	6/03/25	(151,508)
USD	391,596	GBP	294,000	Deutsche Bank AG	6/18/25	(4,553)
USD	120,357	GBP	93,000	Deutsche Bank AG	6/18/25	(4,955)
USD	825,719	GBP	638,000	Deutsche Bank AG	6/18/25	(33,951)
USD	1,907,593	GBP	1,479,000	Deutsche Bank AG	6/18/25	(85,278)
USD	892,681	GBP	670,000	Deutsche Bank AG	6/18/25	(10,107)
USD	3,121,183	GBP	2,409,600	Deutsche Bank AG	6/18/25	(125,620)
USD	29,411	GBP	22,000	JPMorgan Chase Bank NA	6/18/25	(233)
USD	2,716,783	GBP	2,095,000	JPMorgan Chase Bank NA	6/18/25	(106,114)
USD	672,457	GBP	525,000	JPMorgan Chase Bank NA	6/18/25	(34,952)
USD	66,380	GBP	50,000	Societe Generale SA	6/18/25	(992)
USD	15,770,940	GBP	11,684,878	Bank of America NA	7/02/25	25,173
USD	16,260,636	GBP	12,009,173	State Street Bank & Trust Co	7/02/25	77,872
USD	26,814,109	GBP	20,019,000	BNP Paribas SA	7/08/25	(162,848)
USD	13,696	INR	1,175,987	Barclays Bank PLC	6/30/25	(34)
USD	25,718,036	INR	2,202,340,824	JPMorgan Chase Bank NA	6/30/25	4,242
USD	654,021	INR	55,519,863	JPMorgan Chase Bank NA	6/30/25	5,790
USD	1,419,118	JPY	204,771,631	Barclays Bank PLC	6/03/25	(3,945)
USD	2,357,112	JPY	341,639,813	Morgan Stanley	6/03/25	(17,118)
USD	1,535,076	JPY	222,923,736	UBS AG	6/03/25	(14,135)
USD	454,481	JPY	64,856,000	Bank of America NA	6/18/25	2,997
USD	184,364	JPY	25,965,000	Bank of America NA	6/18/25	3,613
USD	1,308,319	JPY	192,420,000	Deutsche Bank AG	6/18/25	(31,180)
USD	93,746	JPY	13,683,000	Deutsche Bank AG	6/18/25	(1,506)
USD	1,999,894	JPY	292,856,000	Deutsche Bank AG	6/18/25	(38,773)
USD	108,738	JPY	15,793,000	JPMorgan Chase Bank NA	6/18/25	(1,203)
USD	1,127,492	JPY	157,143,000	Morgan Stanley & Co International PLC	6/18/25	33,568
USD	655,481	JPY	92,950,000	JPMorgan Chase Bank NA	7/08/25	6,937
USD	43,072	SGD	56,280	Bank of America NA	6/03/25	(564)
USD	401,574	SGD	525,500	Bank of America NA	6/03/25	(5,869)
USD	268,525	SGD	351,318	JPMorgan Chase Bank NA	6/03/25	(3,867)
USD	342,561	SGD	449,269	JPMorgan Chase Bank NA	6/03/25	(5,777)
USD	26,249	SGD	34,222	Morgan Stanley	6/03/25	(285)
USD	54,962	SGD	70,845	Bank of America NA	7/02/25	(67)
USD	1,045,699	SGD	1,343,216	JPMorgan Chase Bank NA	7/02/25	2,346
USD	380,922	TRY	15,918,730	Barclays Bank PLC	6/11/25	(21,595)
USD	208,958	TRY	8,694,761	Barclays Bank PLC	6/13/25	(10,427)
USD	416,078	TRY	17,637,546	Barclays Bank PLC	6/25/25	(23,252)
USD	285,906	TWD	9,278,222	BNP Paribas SA	7/16/25	(25,450)
USD	348,321	TWD	11,335,410	BNP Paribas SA	7/16/25	(32,069)
USD	253,405	TWD	8,231,355	JPMorgan Chase Bank NA	7/16/25	(22,820)
USD	350,599	TWD	11,415,503	JPMorgan Chase Bank NA	7/16/25	(32,479)
USD	446,767	TWD	14,521,268	BNP Paribas SA	8/20/25	(42,034)
USD	991,154	TWD	32,419,656	BNP Paribas SA	8/20/25	(100,125)
USD	1,119,000	TWD	36,603,609	JPMorgan Chase Bank NA	8/20/25	(113,115)
USD	425,952	TWD	13,967,823	JPMorgan Chase Bank NA	8/20/25	(44,219)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(4,675,273)
Unrealized Appreciation						2,247,305
Unrealized Depreciation						(6,922,578)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,400,000	(55,816)	47,079	(8,737)
Generali 4.125% 5/4/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,150,000	1,158	(4,238)	(3,080)
Societe Generale SA 5.25% 9/6/2032		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	7,598	(8,399)	(801)
Deutsche Bank AG 5.625% 5/19/2031		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	850,000	17,870	(22,073)	(4,203)
American Electric Power Co Inc 3.2% 11/13/2027		Dec 2029	Bank of America NA	(1%)	Quarterly		1,267,000	(38,717)	34,628	(4,089)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		380,000	64,790	(97,512)	(32,722)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		50,000	8,525	(14,093)	(5,568)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		410,000	69,905	(97,922)	(28,017)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		320,000	54,560	(74,957)	(20,397)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	98,890	(144,930)	(46,040)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	68,200	(75,754)	(7,554)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		630,000	107,415	(96,796)	10,619
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		300,000	22,931	(12,075)	10,856
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		800,000	61,148	(30,648)	30,500
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	15,287	(7,766)	7,521
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,100,000	84,079	(117,791)	(33,712)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly		600,000	76,514	(89,699)	(13,185)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,050,000	1,401	(7,172)	(5,771)
UniCredit SpA 5.375% 4/16/2034		Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,000,000	4,309	(9,703)	(5,394)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		20,000	3,410	(5,580)	(2,170)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		370,000	63,085	(109,305)	(46,220)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	20,460	(30,945)	(10,485)
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	12,752	(6,676)	6,076
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly		200,000	15,287	(9,941)	5,346
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	(16,386)	(140,981)	(157,367)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	(10,924)	(39,178)	(50,102)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	30,690	(44,432)	(13,742)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	11,935	(16,890)	(4,955)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		370,000	63,085	(89,715)	(26,630)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	37,510	(50,779)	(13,269)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	25,575	(33,692)	(8,117)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	34,100	(32,887)	1,213
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	7,644	(3,883)	3,761
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	25,505	(29,523)	(4,018)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	78,115	(87,512)	(9,397)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	39,057	(43,428)	(4,371)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		720,000	(1,311)	(6,321)	(7,632)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,140,000	(3,896)	(22,508)	(26,404)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		470,000	80,135	(120,670)	(40,535)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		710,000	121,054	(208,831)	(87,777)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	23,870	(30,496)	(6,626)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		210,000	35,805	(56,342)	(20,537)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	16,546	(14,790)	1,756
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	99,276	(89,983)	9,293
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		400,000	682	205	887
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		200,000	341	114	455
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	30,574	(15,764)	14,810
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	68,792	(32,831)	35,961
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	13,019	(12,585)	434
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	49,638	(48,131)	1,507
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,500,000	5,968	(6,546)	(578)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	7,644	(7,479)	165
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	52,077	(52,929)	(852)
American Express Co 4.05% 5/3/2029		Dec 2029	Goldman Sachs International	(1%)	Quarterly		540,000	(16,521)	14,988	(1,533)
Dominion Energy Inc 4.25% 6/1/2028		Dec 2029	Goldman Sachs International	(1%)	Quarterly		734,000	(22,329)	19,532	(2,797)
SoftBank Group Corp 2.84% 12/14/2029		Jun 2026	Goldman Sachs International	(1%)	Quarterly		2,630,000	(6,475)	13,411	6,936
5Y CDX NA IG Series 44 Index		Jun 2030	ICE	(1%)	Quarterly		133,440,000	(904,182)	0	(904,182)

TOTAL BUY PROTECTION								761,654	(2,283,124)	(1,521,470)
Sell Protection
Italian Republic 1.25% 2/17/2026	NR	Jun 2025	Barclays Bank PLC	1%	Quarterly		3,360,000	8,536	(2,759)	5,777
Spanish Kingdom 5.01% 11/21/2044	NR	Jun 2025	Barclays Bank PLC	1%	Quarterly		1,920,000	4,885	(1,636)	3,249
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		300,000	(5,252)	6,616	1,364
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,400,000	(42,018)	58,940	16,922
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(15,757)	23,561	7,804
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,800,000	(49,020)	69,294	20,274
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,500,000	(26,261)	40,959	14,698
PacifiCorp 3.3% 3/15/2051	NR	Sep 2027	JPMorgan Chase Bank NA	0.130164%	Monthly		465,000	(322)	54	(268)
CMBX AAA Series 12 Index	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly		1,000,000	3,540	4,237	7,777
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,030,000	12,800	156,033	168,833
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	19,718	247,205	266,923
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		900,000	(15,757)	18,598	2,841
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,400,000	(42,018)	36,265	(5,753)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(10,504)	14,630	4,126
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		300,000	(5,252)	7,362	2,110
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		300,000	(3,694)	5,929	2,235
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		400,000	(7,003)	8,172	1,169
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(29,762)	34,916	5,154
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(10,504)	9,459	(1,045)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(17,507)	15,765	(1,742)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,900,000	(33,264)	25,559	(7,705)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,500,000	(26,261)	19,390	(6,871)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,700,000	(47,270)	36,037	(11,233)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,700,000	(99,792)	89,428	(10,364)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,300,000	(92,789)	91,434	(1,355)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,100,000	(36,102)	36,248	146
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		5,600,000	(68,331)	68,720	389
Petroleos Mexicanos 6.625% 6/15/2035	NR	May 2026	Goldman Sachs International	4.75%	Monthly		8,000,000	112,750	0	112,750
5Y CDX NA IG Series 41 Index	NR	Dec 2028	Intercontinental Exchange Inc	1%	Quarterly		200,000	(69)	0	(69)
5Y CDX NA IG Series 44 Index	NR	Jun 2030	Intercontinental Exchange Inc	1%	Quarterly		556,900,000	2,238,631	0	2,238,631
Boeing Co 2.6% 10/30/2025	NR	Dec 2029	ICE	1%	Quarterly		300,000	10,864	0	10,864
5Y CDX NA IG Series 43 Index	NR	Dec 2029	ICE	1%	Quarterly		76,900,000	47,092	0	47,092
5Y CDX NA HY Series 43 Index	NR	Dec 2029	ICE	5%	Quarterly		131,300,000	(257,957)	0	(257,957)
Verizon Communications Inc 4.125% 3/16/2027	NR	Dec 2029	ICE	1%	Quarterly		7,000,000	(8,435)	0	(8,435)
AT&T Inc 3.8% 2/15/2027	NR	Dec 2025	ICE	1%	Quarterly		11,000,000	(31,574)	0	(31,574)
Elis SA 2.875% 2/15/2026	NR	Dec 2029	ICE	5%	Quarterly	EUR	1,800,000	(13,079)	0	(13,079)
	NR	Dec 2025	ICE	1%	Quarterly	EUR	10,600,000	(20,110)	0	(20,110)
Boeing Co 2.6% 10/30/2025	NR	Jun 2030	ICE	1%	Quarterly		9,400,000	136,491	0	136,491
5Y CDX NA HY Series 44 Index	NR	Jun 2030	ICE	5%	Quarterly		72,577,845	1,218,572	0	1,218,572
5Y CDX NA HY Series 44 Index	NR	Jun 2030	ICE	5%	Quarterly		185,000,000	3,939,320	0	3,939,320

TOTAL SELL PROTECTION								6,737,535	1,120,416	7,857,951
TOTAL CREDIT DEFAULT SWAPS								7,499,189	(1,162,708)	6,336,481

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(3)	Maturity Date	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(2)	Annual	3.69392%	Annual	CME	Apr 2031		8,625,000	85,238	0	85,238
4.0158%	At Maturity	U.S. SOFR Index(2)	At Maturity	CME	May 2026		9,668,740	(4,810)	0	(4,810)
3.8468%	At Maturity	U.S. SOFR Index(2)	At Maturity	CME	Jun 2026		3,254,500	(5,260)	0	(5,260)
4.0398%	At Maturity	U.S. SOFR Index(2)	At Maturity	CME	May 2026		1,725,000	(179)	0	(179)
U.S. SOFR Index(2)	At Maturity	3.9223%	At Maturity	CME	Jun 2026		13,680,000	51,080	0	51,080
U.S. SOFR Index(2)	At Maturity	3.5568%	At Maturity	CME	May 2026		1,977,000	1,974	0	1,974
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(2)	At Maturity	CME	Jan 2029	BRL	11,500,000	(8,082)	0	(8,082)
13.9271%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(2)	At Maturity	CME	Jan 2027	BRL	198,200,000	(87,525)	0	(87,525)
13.9255%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(2)	At Maturity	CME	Jan 2027	BRL	20,500,000	(8,940)	0	(8,940)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(2)	At Maturity	CME	Jan 2029	BRL	130,900,000	(104,771)	0	(104,771)
13.3537%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(2)	At Maturity	CME	Jan 2029	BRL	15,700,000	(8,903)	0	(8,903)
14.0087%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(2)	At Maturity	CME	Jan 2027	BRL	13,100,000	(3,331)	0	(3,331)
2.49%	Semi-Annual	6M EURIBOR(2)	Semi-Annual	LCH	Feb 2054	EUR	1,666,170	40,965	0	40,965
2.5055%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Feb 2054	EUR	1,666,170	35,286	0	35,286
2.513%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Feb 2054	EUR	1,633,000	31,900	0	31,900
2.5105%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Mar 2054	EUR	835,000	16,499	0	16,499
2.4555%	Annual	3M EURIBOR(2)	Semi-Annual	LCH	Mar 2054	EUR	351,000	11,188	0	11,188
2.543%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Apr 2054	EUR	1,357,000	19,801	0	19,801
2.44%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	May 2054	EUR	770,000	29,828	0	29,828
2.4287%	Annual	6M EURIBOR (Act/360)(2)	Semi-Annual	LCH	Jun 2054	EUR	395,000	14,732	0	14,732
2.4287%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Jun 2054	EUR	383,000	14,292	0	14,292
2.4413%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Jun 2054	EUR	269,000	(9,333)	0	(9,333)
3.75%	Annual	U.S. SOFR Index(2)	Annual	LCH	Dec 2034		16,390,000	(258,216)	0	(258,216)
2.245%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Sep 2054	EUR	1,090,000	84,780	0	84,780
2.352%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Oct 2054	EUR	340,000	19,031	0	19,031
2.196%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Nov 2054	EUR	740,000	67,068	0	67,068
ESTR Volume Weighted Trimmed Mean Rate Index(2)	Annual	2.0628%	Annual	LCH	Oct 2029	EUR	9,300,000	(60,691)	0	(60,691)
ESTR Volume Weighted Trimmed Mean Rate Index(2)	Annual	2.0563%	Annual	LCH	Oct 2029	EUR	6,100,000	(38,109)	0	(38,109)
ESTR Volume Weighted Trimmed Mean Rate Index(2)	Annual	2.05%	Annual	LCH	Oct 2029	EUR	1,900,000	(11,342)	0	(11,342)
U.S. SOFR Index(2)	Annual	3.76473%	Annual	LCH	Dec 2054		5,900,000	286,492	0	286,492
U.S. SOFR Index(2)	Annual	3.89548%	Annual	LCH	Nov 2054		24,961,000	652,745	0	652,745
Canadian Overnight Repo Rate(2)	Semi-Annual	3%	Semi-Annual	LCH	Jun 2034	CAD	14,000,000	(97,654)	0	(97,654)
2.69125%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2028		2,164,000	(6,293)	0	(6,293)
2.53625%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		1,731,500	375	0	375
2.6875%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2028		2,164,000	(6,135)	0	(6,135)
2.53125%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		1,731,500	758	0	758
U.S. SOFR Index(2)	Annual	3.25%	Annual	LCH	Jun 2027		111,652,000	362,911	0	362,911
U.S. SOFR Index(2)	Annual	3.5%	Annual	LCH	Jun 2045		38,306,000	650,316	0	650,316
3.25%	Annual	U.S. SOFR Index(2)	Annual	LCH	Jun 2035		2,881,000	1,746	0	1,746
U.S. SOFR Index(2)	Annual	3.25%	Annual	LCH	Jun 2029		61,109,000	323,799	0	323,799
U.S. SOFR Index(2)	Annual	3.25%	Annual	LCH	Jun 2030		16,066,000	106,237	0	106,237
6M EURIBOR(2)	Semi-Annual	2.25%	Annual	LCH	Sep 2055	EUR	910,000	(2,551)	0	(2,551)
U.S. SOFR Index(2)	Annual	3.25%	Annual	LCH	Jun 2028		157,351,000	(174,737)	0	(174,737)
0.9975%	At Maturity	TONAR(2)	At Maturity	LCH	Mar 2027	JPY	1,769,432,663	(21,882)	0	(21,882)
1.0265%	At Maturity	TONAR(2)	At Maturity	LCH	Mar 2027	JPY	4,330,130,334	(61,986)	0	(61,986)
1.01846%	At Maturity	TONAR(2)	At Maturity	LCH	Mar 2027	JPY	4,011,480,789	(55,241)	0	(55,241)
2.52%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Mar 2035	EUR	1,600,000	2,698	0	2,698
U.S. SOFR Index(2)	Annual	3.79608%	Annual	LCH	Dec 2031		2,600,000	(15,631)	0	(15,631)
2.83375%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2028		4,340,000	(29,341)	0	(29,341)
2.6875%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		3,472,000	(18,987)	0	(18,987)
2.685%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		1,736,000	(9,334)	0	(9,334)
2.835%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2028		2,170,000	(14,747)	0	(14,747)
2.684%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		1,736,000	(9,270)	0	(9,270)
2.8355%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2028		2,169,000	(14,770)	0	(14,770)
U.S. SOFR Index(2)	Annual	3.80662%	Annual	LCH	Feb 2055		2,500,000	102,385	0	102,385
2.7235%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		3,472,000	(23,577)	0	(23,577)
U.S. SOFR Index(2)	Annual	3.25%	Annual	LCH	Jun 2055		5,000,000	204,576	0	204,576
2.8695%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2028		4,340,000	(33,697)	0	(33,697)
2.6695%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		2,273,000	(10,929)	0	(10,929)
2.832%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2028		2,999,000	(20,128)	0	(20,128)
2.556%	Annual	6M EURIBOR(2)	Semi-Annual	LCH	Apr 2054	EUR	1,838,000	10,868	0	10,868
U.S. SOFR Index(2)	Annual	3.65471%	Annual	LCH	Feb 2055		2,300,000	154,380	0	154,380
U.S. SOFR Index(2)	Annual	3.64159%	Annual	LCH	Feb 2055		4,500,000	312,224	0	312,224
2.648%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		2,315,394	(9,309)	0	(9,309)
6M EURIBOR(2)	Semi-Annual	2.4%	Annual	LCH	Apr 2030	EUR	4,500,000	(47,620)	0	(47,620)
0.685%	At Maturity	TONAR(2)	At Maturity	LCH	Apr 2027	JPY	1,717,811,321	16,908	0	16,908
0.683%	At Maturity	TONAR(2)	At Maturity	LCH	Apr 2027	JPY	1,697,961,056	16,946	0	16,946
3.75%	Annual	U.S. SOFR Index(2)	Annual	LCH	May 2035		7,800,000	(74,927)	0	(74,927)
1.5285%	At Maturity	Eurostat Eurozone HICP Ex Tobacco Unrevised Series YoY NSA Index(2)	At Maturity	LCH	May 2027	EUR	11,512,739	(75,636)	0	(75,636)
1.54%	At Maturity	Eurostat Eurozone HICP Index(2)	At Maturity	LCH	May 2027	EUR	3,635,458	(22,753)	0	(22,753)
0.698%	At Maturity	TONAR(2)	At Maturity	LCH	May 2027	JPY	1,355,925,736	13,044	0	13,044
1.504%	At Maturity	Eurostat Eurozone HICP Ex Tobacco Unrevised Series YoY NSA Index(2)	At Maturity	LCH	May 2027	EUR	3,029,761	(18,322)	0	(18,322)
2.641%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2029		3,472,000	(13,070)	0	(13,070)
2.7895%	At Maturity	US CPI Urban Consumer NSA Index(2)	At Maturity	LCH	Apr 2028		4,340,000	(23,952)	0	(23,952)
TOTAL INTEREST RATE SWAPS								2,221,099	0	2,221,099

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Represents floating rate.

(3)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,781,303,221 or 11.4% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $294,475,696 or 0.7% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Principal Only Strips represent the right to receive the monthly principal payments.
(i)	Level 3 security
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $204,297 and $199,047, respectively.

(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)	Non-income producing
(p)	Security or a portion of the security is on loan at period end.
(q)	Affiliated Fund
(r)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(s)	Security is perpetual in nature with no stated maturity date.
(t)	Non-income producing - Security is in default.
(u)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(v)	Includes $2,091,887 of cash collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis.
(w)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Investment made with cash collateral received from securities on loan.
(Aa)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $5,223,058.
(Ab)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $70,798,721.
(Ac)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $20,809,383.

(Ad)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,294,914.
(Ae)	Includes $6,649,000 of cash collateral to cover margin requirements for futures contracts.
(Af)	Includes $14,537,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(Ag)	Includes $260,000 of cash collateral segregated for over the counter (OTC) derivatives.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BofA Securities, Inc.	4.4	5/30/2025	6/5/2025	1,000,000,000	1,000,733,333	U.S. Treasuries (including strips)	1.5-4.38	1/31/2027 - 7/15/2027	1,021,634,739
BofA Securities, Inc.	4.4	5/30/2025	6/2/2025	884,700,000	885,024,390	U.S. Treasuries (including strips)	3.75	12/31/2028	903,683,738
Total Repurchase Agreements				1,884,700,000	1,885,757,723				1,925,318,477

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	145,266,497	388,174,447	355,809,790	1,943,932	-	-	177,631,154	177,595,635	0.3%
Fidelity Securities Lending Cash Central Fund	181,390,075	2,129,221,718	1,795,535,554	460,704	-	-	515,076,239	515,024,736	1.6%
Total	326,656,572	2,517,396,165	2,151,345,344	2,404,636	-	-	692,707,393

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	8,968,650	979,444,902	655,614,466	1,302,550	-	-	332,799,086	332,799,086
Fidelity SAI Long-Term Treasury Bond Index Fund	349,521,367	1,280,246	244,870,499	1,280,283	(140,316,542)	129,983,642	95,598,214	14,462,665
Fidelity SAI Total Bond Fund	3,263,760,840	35,922,920	151,418,650	35,924,367	(16,634,497)	(31,268,237)	3,100,362,376	345,636,831
Fidelity SAI U.S. Treasury Bond Index Fund	549,138,019	251,088,557	547,467,599	1,088,244	1,459,956	(4,598,544)	249,620,389	28,495,478
Fidelity U.S. Bond Index Fund	222,747,313	200,973,787	192,127,224	981,738	(3,003,595)	1,462,975	230,053,256	22,313,604
	4,394,136,189	1,468,710,412	1,791,498,438	40,577,182	(158,494,678)	95,579,836	4,008,433,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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